UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Rydex Series Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: March 31

Date of reporting period: April 1, 2017 - June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Attached hereto.

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 98.2%
Banks - 93.1%
JPMorgan Chase & Co.	18,878	$1,725,449
Citigroup, Inc.	25,501	1,705,507
Bank of America Corp.	69,433	1,684,445
Wells Fargo & Co.	30,324	1,680,253
U.S. Bancorp	24,746	1,284,812
PNC Financial Services Group, Inc.	8,612	1,075,380
Bank of New York Mellon Corp.	19,639	1,001,982
Capital One Financial Corp.	10,564	872,798
BB&T Corp.	18,377	834,499
State Street Corp.	8,723	782,715
SunTrust Banks, Inc.	12,745	722,896
M&T Bank Corp.	4,265	690,717
Northern Trust Corp.	6,692	650,529
KeyCorp	33,060	619,544
Fifth Third Bancorp	23,284	604,453
Regions Financial Corp.	39,753	581,983
Citizens Financial Group, Inc.	15,854	565,671
First Republic Bank	5,309	531,431
Huntington Bancshares, Inc.	39,120	528,902
Banco Bradesco S.A. ADR	58,256	495,175
Comerica, Inc.[1]	6,559	480,381
Deutsche Bank AG	26,794	476,665
Toronto-Dominion Bank	8,978	452,312
HSBC Holdings plc ADR	9,676	448,870
Credit Suisse Group AG ADR*	30,657	447,592
Royal Bank of Canada	6,130	444,548
ICICI Bank Ltd. ADR	49,363	442,786
Canadian Imperial Bank of Commerce	5,243	425,489
Bank of Nova Scotia	6,940	417,302
HDFC Bank Ltd. ADR	4,677	406,759
Zions Bancorporation	9,258	406,519
Popular, Inc.	9,691	404,212
SVB Financial Group*	2,292	402,911
East West Bancorp, Inc.	6,668	390,611
Signature Bank*	2,607	374,183
Cullen/Frost Bankers, Inc.[1]	3,473	326,150
Commerce Bancshares, Inc.	5,736	325,977
Bank of the Ozarks	6,867	321,856
BOK Financial Corp.	3,788	318,684
Synovus Financial Corp.	7,157	316,626
PacWest Bancorp	6,769	316,112
First Citizens BancShares, Inc. — Class A	828	308,596
Western Alliance Bancorporation*	6,200	305,040
Webster Financial Corp.	5,569	290,813
FNB Corp.	20,236	286,542
Prosperity Bancshares, Inc.	4,392	282,142
Hancock Holding Co.	5,629	275,821
IBERIABANK Corp.	3,376	275,144
First Horizon National Corp.	15,769	274,696
Wintrust Financial Corp.	3,578	273,502
United Bankshares, Inc.	6,918	271,186
Umpqua Holdings Corp.	14,617	268,368
Texas Capital Bancshares, Inc.*	3,465	268,191
Associated Banc-Corp.	10,564	266,213
UMB Financial Corp.	3,487	261,037
MB Financial, Inc.	5,849	257,590
BankUnited, Inc.	7,640	257,544
Bank of Hawaii Corp.	3,097	256,958
Home BancShares, Inc.	9,975	248,378
Chemical Financial Corp.	5,108	247,278
Fulton Financial Corp.	12,838	243,922
Valley National Bancorp	20,398	240,900
First Financial Bankshares, Inc.	5,329	235,542
Cathay General Bancorp	6,059	229,939
BancorpSouth, Inc.	7,467	227,744
Pinnacle Financial Partners, Inc.	3,602	226,182
TCF Financial Corp.	14,103	224,802
Glacier Bancorp, Inc.	6,047	221,381
First Midwest Bancorp, Inc.	9,272	216,130
Great Western Bancorp, Inc.	5,169	210,948
CVB Financial Corp.	9,368	210,124
Hope Bancorp, Inc.	11,076	206,567
South State Corp.	2,393	205,080
Old National Bancorp	11,713	202,049
International Bancshares Corp.	5,737	201,082
ING Groep N.V. ADR	11,560	201,028
Columbia Banking System, Inc.	5,040	200,844
Bank of Montreal	2,690	197,554
Trustmark Corp.	6,087	195,758
FCB Financial Holdings, Inc. — Class A*	4,060	193,865
Capital Bank Financial Corp. — Class A	5,040	192,024
United Community Banks, Inc.	6,851	190,458
ServisFirst Bancshares, Inc.	5,040	185,926
Banner Corp.	3,246	183,431
LegacyTexas Financial Group, Inc.	4,776	182,109
Independent Bank Corp.	2,689	179,222
Ameris Bancorp	3,690	177,858
Simmons First National Corp. — Class A	3,309	175,046
Westamerica Bancorporation	2,889	161,900
Boston Private Financial Holdings, Inc.	9,937	152,533
Total Banks		38,232,673
Savings & Loans - 3.2%
New York Community Bancorp, Inc.	26,300	345,319
People's United Financial, Inc.	18,977	335,134
Investors Bancorp, Inc.	20,458	273,319
Sterling Bancorp	10,090	234,593
Banc of California, Inc.[1]	6,422	138,073
Total Savings & Loans		1,326,438
Diversified Financial Services - 1.1%
CIT Group, Inc.	8,899	433,381
Insurance - 0.8%
Voya Financial, Inc.	9,434	348,020
Total Common Stocks
(Cost $37,808,994)		40,340,512

PREFERRED STOCKS† - 1.2%
Banks - 1.2%
Itau Unibanco Holding S.A. ADR	44,149	487,846
Total Preferred Stocks
(Cost $468,739)		487,846

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	$169,133	169,133
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	62,631	62,631
Total Repurchase Agreements
(Cost $231,764)		231,764

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.3%
First American Government Obligations Fund — Class Z, 0.84%[4]	144,195	$144,195
Total Securities Lending Collateral
(Cost $144,195)		144,195
Total Investments - 100.3%
(Cost $38,653,692)		$41,204,317
Other Assets & Liabilities, net - (0.3)%		(127,094)
Total Net Assets - 100.0%		$41,077,223

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$40,340,512	$—	$—	$40,340,512
Preferred Stocks	487,846	—	—	487,846
Repurchase Agreements	—	231,764	—	231,764
Securities Lending Collateral	144,195	—	—	144,195
Total Assets	$40,972,553	$231,764	$—	$41,204,317

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 99.1%
Chemicals - 43.9%
Dow Chemical Co.	39,024	$2,461,244
EI du Pont de Nemours & Co.	29,118	2,350,114
Monsanto Co.	17,646	2,088,581
Praxair, Inc.	13,122	1,739,321
LyondellBasell Industries N.V. — Class A	20,485	1,728,729
Air Products & Chemicals, Inc.	11,298	1,616,292
Sherwin-Williams Co.	4,566	1,602,483
PPG Industries, Inc.	13,520	1,486,659
Celanese Corp. — Class A	11,282	1,071,113
Albemarle Corp.	9,749	1,028,909
Eastman Chemical Co.	11,968	1,005,192
International Flavors & Fragrances, Inc.	6,991	943,785
FMC Corp.	12,130	886,097
Westlake Chemical Corp.	13,060	864,703
Mosaic Co.	37,023	845,235
Chemours Co.	21,714	823,395
CF Industries Holdings, Inc.	27,820	777,847
Axalta Coating Systems Ltd.*	24,110	772,484
Methanex Corp.	17,470	769,554
RPM International, Inc.	13,977	762,445
Huntsman Corp.	29,318	757,577
Potash Corporation of Saskatchewan, Inc.	46,475	757,543
NewMarket Corp.	1,506	693,483
Olin Corp.	22,217	672,731
WR Grace & Co.	9,256	666,525
Syngenta AG ADR	7,100	657,815
Valvoline, Inc.	26,283	623,443
Ashland Global Holdings, Inc.	9,052	596,617
Platform Specialty Products Corp.*	45,440	576,179
Agrium, Inc.	6,333	573,073
Sensient Technologies Corp.	6,720	541,162
Cabot Corp.	9,928	530,453
PolyOne Corp.	13,612	527,329
Minerals Technologies, Inc.	6,505	476,166
Ingevity Corp.*	8,100	464,940
HB Fuller Co.	9,080	464,079
Balchem Corp.	5,760	447,610
Tronox Ltd. — Class A	28,900	436,968
GCP Applied Technologies, Inc.*	13,900	423,950
Innospec, Inc.	5,400	353,970
Kraton Corp.*	9,300	320,292
A. Schulman, Inc.	9,200	294,400
Total Chemicals		37,480,487
Mining - 20.1%
Barrick Gold Corp.	91,675	1,458,548
Freeport-McMoRan, Inc.*	103,656	1,244,908
Newmont Mining Corp.	37,533	1,215,693
Goldcorp, Inc.	88,694	1,145,040
Rio Tinto plc ADR	26,975	1,141,312
Teck Resources Ltd. — Class B	54,841	950,395
Wheaton Precious Metals Corp.	45,874	912,434
BHP Billiton Ltd. ADR[1]	24,915	886,725
Randgold Resources Ltd. ADR	9,104	805,340
Agnico Eagle Mines Ltd.	17,740	800,429
Alcoa Corp.	23,219	758,100
Franco-Nevada Corp.	9,782	705,869
Royal Gold, Inc.	8,909	696,417
Pan American Silver Corp.	40,702	684,608
AngloGold Ashanti Ltd. ADR	69,341	673,995
First Majestic Silver Corp.*,1	76,139	632,715
Tahoe Resources, Inc.	57,848	498,650
Hecla Mining Co.	87,531	446,408
Compass Minerals International, Inc.[1]	6,668	435,420
Coeur Mining, Inc.*	44,477	381,613
Kaiser Aluminum Corp.	4,157	367,978
Century Aluminum Co.*	21,788	339,457
Total Mining		17,182,054
Packaging & Containers - 11.2%
Ball Corp.	26,768	1,129,877
WestRock Co.	18,869	1,069,118
Packaging Corporation of America	8,614	959,513
Sealed Air Corp.	19,043	852,365
Crown Holdings, Inc.*	14,034	837,268
Berry Global Group, Inc.*	13,616	776,248
Sonoco Products Co.	12,860	661,261
Graphic Packaging Holding Co.	45,028	620,486
Bemis Company, Inc.	12,852	594,405
Owens-Illinois, Inc.*	24,568	587,667
Silgan Holdings, Inc.	17,000	540,260
Greif, Inc. — Class A	9,200	513,176
KapStone Paper and Packaging Corp.	19,390	400,016
Total Packaging & Containers		9,541,660
Iron & Steel - 10.0%
Vale S.A. ADR	185,482	1,622,967
Nucor Corp.	23,029	1,332,688
ArcelorMittal*,1	42,171	958,547
Steel Dynamics, Inc.	25,555	915,125
Reliance Steel & Aluminum Co.	9,238	672,619
United States Steel Corp.[1]	27,028	598,400
Cliffs Natural Resources, Inc.*	67,714	468,581
Commercial Metals Co.	22,791	442,829
AK Steel Holding Corp.*	66,520	437,036
Allegheny Technologies, Inc.[1]	23,319	396,656
Carpenter Technology Corp.	10,288	385,080
Schnitzer Steel Industries, Inc. — Class A	11,300	284,760
Total Iron & Steel		8,515,288
Building Materials - 5.9%
Vulcan Materials Co.	9,123	1,155,702
Martin Marietta Materials, Inc.	4,849	1,079,290
Cemex SAB de CV ADR*	81,120	764,150
Eagle Materials, Inc.	6,661	615,610
Louisiana-Pacific Corp.*	21,653	522,054
Summit Materials, Inc. — Class A*	17,907	516,975
US Concrete, Inc.*,1	4,420	347,191
Total Building Materials		5,000,972
Forest Products & Paper - 2.1%
International Paper Co.	24,523	1,388,247
Domtar Corp.	11,781	452,626
Total Forest Products & Paper		1,840,873

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Commercial Services - 2.1%
Ecolab, Inc.	13,409	$1,780,045
Miscellaneous Manufacturing - 1.4%
AptarGroup, Inc.	7,814	678,724
Trinseo S.A.	7,730	531,051
Total Miscellaneous Manufacturing		1,209,775
Household Products & Housewares - 1.0%
Avery Dennison Corp.	9,355	826,701
Housewares - 0.8%
Scotts Miracle-Gro Co. — Class A	7,540	674,528
Metal Fabricate & Hardware - 0.6%
Worthington Industries, Inc.	11,000	552,420
Total Common Stocks
(Cost $75,202,477)		84,604,803

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	$414,736	414,736
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	153,580	153,580
Total Repurchase Agreements
(Cost $568,316)		568,316

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.5%
First American Government Obligations Fund — Class Z, 0.84%[4]	2,151,827	2,151,827
Total Securities Lending Collateral
(Cost $2,151,827)		2,151,827
Total Investments - 102.3%
(Cost $77,922,620)		$87,324,946
Other Assets & Liabilities, net - (2.3)%		(1,960,586)
Total Net Assets - 100.0%		$85,364,360

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$84,604,803	$—	$—	$84,604,803
Repurchase Agreements	—	568,316	—	568,316
Securities Lending Collateral	2,151,827	—	—	2,151,827
Total Assets	$86,756,630	$568,316	$—	$87,324,946

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 99.5%
Biotechnology - 63.1%
Amgen, Inc.	114,999	$19,806,277
Celgene Corp.*	139,479	18,114,138
Gilead Sciences, Inc.	251,265	17,784,537
Biogen, Inc.*	50,275	13,642,624
Regeneron Pharmaceuticals, Inc.*	26,112	12,824,648
Vertex Pharmaceuticals, Inc.*	78,287	10,088,846
Incyte Corp.*	76,217	9,596,482
Illumina, Inc.*	51,897	9,005,167
Alexion Pharmaceuticals, Inc.*	70,462	8,573,112
BioMarin Pharmaceutical, Inc.*	76,762	6,971,525
Exelixis, Inc.*	213,370	5,255,303
Bio-Rad Laboratories, Inc. — Class A*	20,582	4,657,912
Bioverativ, Inc.*	77,047	4,635,918
Alnylam Pharmaceuticals, Inc.*	57,041	4,549,590
Seattle Genetics, Inc.*	83,327	4,311,339
Kite Pharma, Inc.*,1	40,900	4,240,103
Ionis Pharmaceuticals, Inc.*	83,341	4,239,557
United Therapeutics Corp.*	31,446	4,079,490
Charles River Laboratories International, Inc.*	39,018	3,946,671
Exact Sciences Corp.*,1	104,844	3,708,332
Juno Therapeutics, Inc.*,1	123,345	3,686,782
Puma Biotechnology, Inc.*	38,110	3,330,814
Intrexon Corp.*,1	125,520	3,023,777
Bluebird Bio, Inc.*	28,780	3,023,339
Intercept Pharmaceuticals, Inc.*,1	24,760	2,997,693
Medicines Co.*,1	77,908	2,961,283
Ligand Pharmaceuticals, Inc. — Class B*	23,477	2,850,108
Sage Therapeutics, Inc.*	35,720	2,844,741
Ultragenyx Pharmaceutical, Inc.*	43,010	2,671,351
Spark Therapeutics, Inc.*	40,220	2,402,743
Prothena Corporation plc*,1	43,833	2,372,242
Myriad Genetics, Inc.*	88,637	2,290,380
Halozyme Therapeutics, Inc.*	177,225	2,272,025
Esperion Therapeutics, Inc.*,1	43,300	2,003,924
Acceleron Pharma, Inc.*	60,880	1,850,143
Five Prime Therapeutics, Inc.*	56,530	1,702,118
Acorda Therapeutics, Inc.*	84,166	1,658,070
AMAG Pharmaceuticals, Inc.*	86,926	1,599,438
Alder Biopharmaceuticals, Inc.*,1	90,400	1,035,080
Total Biotechnology		216,607,622
Pharmaceuticals - 30.0%
AbbVie, Inc.	257,534	18,673,790
Shire plc ADR	79,040	13,062,941
TESARO, Inc.*	34,213	4,785,030
Clovis Oncology, Inc.*	45,500	4,260,165
Portola Pharmaceuticals, Inc.*	71,635	4,023,738
PRA Health Sciences, Inc.*	52,030	3,902,770
Jazz Pharmaceuticals plc*	24,920	3,875,060
Neurocrine Biosciences, Inc.*,1	81,721	3,759,166
Akorn, Inc.*	107,793	3,615,377
Alkermes plc*	60,578	3,511,707
ACADIA Pharmaceuticals, Inc.*	119,374	3,329,341
Nektar Therapeutics*	168,397	3,292,161
Ironwood Pharmaceuticals, Inc. — Class A*	165,626	3,127,019
Avexis, Inc.*,1	36,500	2,998,840
Agios Pharmaceuticals, Inc.*	52,904	2,721,911
Horizon Pharma plc*	222,814	2,644,802
Pacira Pharmaceuticals, Inc.*	54,740	2,611,098
Radius Health, Inc.*,1	53,570	2,422,971
Sarepta Therapeutics, Inc.*	69,350	2,337,789
Array BioPharma, Inc.*,1	269,750	2,257,808
Impax Laboratories, Inc.*	134,690	2,168,509
Amicus Therapeutics, Inc.*	211,110	2,125,878
Eagle Pharmaceuticals, Inc.*,1	25,860	2,040,095
Synergy Pharmaceuticals, Inc.*,1	378,700	1,685,215
Depomed, Inc.*	142,014	1,525,230
Heron Therapeutics, Inc.*,1	107,650	1,490,953
Global Blood Therapeutics, Inc.*	36,100	987,335
Total Pharmaceuticals		103,236,699
Healthcare-Products - 3.2%
Bio-Techne Corp.	32,652	3,836,610
OPKO Health, Inc.*,1	515,439	3,391,589
QIAGEN N.V.*	76,906	2,578,658
MiMedx Group, Inc.*,1	73,100	1,094,307
Total Healthcare-Products		10,901,164
Healthcare-Services - 2.3%
Quintiles IMS Holdings, Inc.*	87,944	7,870,988
Commercial Services - 0.9%
Incorporated Research Holdings, Inc. — Class A*,1	52,010	3,042,585
Total Common Stocks
(Cost $204,700,079)		341,659,058

RIGHTS††† - 0.0%
Chelsea Therapeutics International
Expires 12/31/17*	231,107	–
Dyax Corp.
Expires 01/25/18*	167,165	–
Clinical Data, Inc.
Expires 12/31/20*	24,000	–
Total Rights
(Cost $17,304)		–

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.2%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	$401,517	401,517
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	148,684	148,684
Total Repurchase Agreements
(Cost $550,201)		550,201

	Shares
SECURITIES LENDING COLLATERAL†,3 - 7.3%
First American Government Obligations Fund — Class Z, 0.84%[4]	25,210,936	25,210,936
Total Securities Lending Collateral
(Cost $25,210,936)		25,210,936
Total Investments - 107.0%
(Cost $230,478,520)		$367,420,195
Other Assets & Liabilities, net - (7.0)%		(23,890,861)
Total Net Assets - 100.0%		$343,529,334

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3		Total
Common Stocks	$341,659,058	$—	$—		$341,659,058
Repurchase Agreements	—	550,201	—		550,201
Rights	—	—	—	*	—	*
Securities Lending Collateral	25,210,936	—	—		25,210,936
Total Assets	$366,869,994	$550,201	$—	*	$367,420,195

*	Securities have a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 99.8%
Food - 38.1%
Kraft Heinz Co.	117,693	$10,079,230
Mondelez International, Inc. — Class A	185,890	8,028,589
General Mills, Inc.	98,673	5,466,484
Kroger Co.	217,383	5,069,372
Sysco Corp.	98,666	4,965,860
Tyson Foods, Inc. — Class A	78,021	4,886,455
Kellogg Co.	69,731	4,843,515
Hershey Co.	43,857	4,708,926
Whole Foods Market, Inc.	102,640	4,322,170
Hormel Foods Corp.	123,329	4,206,752
Campbell Soup Co.	74,977	3,910,051
Conagra Brands, Inc.	104,878	3,750,437
JM Smucker Co.	30,873	3,653,202
McCormick & Co., Inc.	34,616	3,375,406
Ingredion, Inc.	24,147	2,878,564
Pinnacle Foods, Inc.	44,600	2,649,240
Lamb Weston Holdings, Inc.	58,210	2,563,568
US Foods Holding Corp.*	89,300	2,430,746
Pilgrim's Pride Corp.*	101,589	2,226,831
TreeHouse Foods, Inc.*	26,891	2,196,726
Post Holdings, Inc.*,1	28,200	2,189,730
Hain Celestial Group, Inc.*	54,925	2,132,189
Blue Buffalo Pet Products, Inc.*	91,119	2,078,424
Flowers Foods, Inc.	109,282	1,891,671
Sprouts Farmers Market, Inc.*	82,100	1,861,207
Snyder's-Lance, Inc.	52,300	1,810,626
Lancaster Colony Corp.	14,552	1,784,366
Performance Food Group Co.*	62,600	1,715,240
Fresh Del Monte Produce, Inc.	32,300	1,644,393
Darling Ingredients, Inc.*	101,764	1,601,765
J&J Snack Foods Corp.	11,700	1,545,219
Sanderson Farms, Inc.[1]	12,898	1,491,654
B&G Foods, Inc.[1]	41,831	1,489,184
Hostess Brands, Inc.*	90,900	1,463,490
Cal-Maine Foods, Inc.*,1	35,300	1,397,880
United Natural Foods, Inc.*,1	36,330	1,333,311
BRF S.A. ADR	108,500	1,279,215
Dean Foods Co.	71,963	1,223,371
Calavo Growers, Inc.	15,200	1,049,560
SpartanNash Co.	37,200	965,712
Total Food		118,160,331
Beverages - 22.7%
Coca-Cola Co.	313,140	14,044,328
PepsiCo, Inc.	112,605	13,004,751
Constellation Brands, Inc. — Class A	33,405	6,471,551
Monster Beverage Corp.*	106,317	5,281,829
Anheuser-Busch InBev S.A. ADR	43,390	4,788,520
Molson Coors Brewing Co. — Class B	52,558	4,537,858
Brown-Forman Corp. — Class B	91,256	4,435,042
Dr Pepper Snapple Group, Inc.	44,698	4,072,435
Coca-Cola European Partners plc	80,754	3,284,265
Fomento Economico Mexicano SAB de CV ADR	28,983	2,850,188
Diageo plc ADR	21,690	2,599,113
National Beverage Corp.[1]	24,000	2,245,440
Coca-Cola Bottling Company Consolidated	6,200	1,418,994
Boston Beer Company, Inc. — Class A*,1	10,232	1,352,159
Total Beverages		70,386,473
Agriculture - 16.4%
Philip Morris International, Inc.	115,194	13,529,536
Altria Group, Inc.	160,301	11,937,615
Reynolds American, Inc.	150,990	9,820,390
Archer-Daniels-Midland Co.	117,435	4,859,460
British American Tobacco plc ADR[1]	51,250	3,512,675
Bunge Ltd.	44,344	3,308,062
Vector Group Ltd.	76,632	1,633,794
Universal Corp.	19,700	1,274,590
Andersons, Inc.	27,700	945,955
Total Agriculture		50,822,077
Cosmetics & Personal Care - 13.1%
Procter & Gamble Co.	170,074	14,821,948
Colgate-Palmolive Co.	109,216	8,096,182
Estee Lauder Cos., Inc. — Class A	61,267	5,880,407
Coty, Inc. — Class A	202,155	3,792,428
Unilever N.V. — Class Y1	62,851	3,473,775
Edgewell Personal Care Co.*	27,188	2,066,832
Avon Products, Inc.*	345,450	1,312,710
e.l.f Beauty, Inc.*,1	41,300	1,123,773
Total Cosmetics & Personal Care		40,568,055
Household Products & Housewares - 6.3%
Kimberly-Clark Corp.	52,590	6,789,894
Clorox Co.	30,224	4,027,046
Church & Dwight Company, Inc.	68,044	3,530,123
Spectrum Brands Holdings, Inc.	21,400	2,675,856
Central Garden & Pet Co. — Class A*	42,000	1,260,840
WD-40 Co.	11,100	1,224,885
Total Household Products & Housewares		19,508,644
Retail - 1.3%
Casey's General Stores, Inc.	19,823	2,123,242
Nu Skin Enterprises, Inc. — Class A	29,430	1,849,381
Total Retail		3,972,623
Pharmaceuticals - 0.8%
Herbalife Ltd.*,1	36,475	2,601,762
Holding Companies-Diversified - 0.6%
HRG Group, Inc.*	103,800	1,838,298
Electrical Components & Equipment - 0.5%
Energizer Holdings, Inc.	35,935	1,725,599
Total Common Stocks
(Cost $221,853,646)		309,583,862

RIGHTS††† - 0.0%
PDC
Expires 07/10/17*	93,765	–
Casa Ley
Expires 01/17/19*	93,765	–
Total Rights
(Cost $23,055)		–

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.2%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	$460,374	460,374
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	170,480	170,480
Total Repurchase Agreements
(Cost $630,854)		630,854

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 4.0%
First American Government Obligations Fund — Class Z, 0.84%[4]	12,452,081	$12,452,081
Total Securities Lending Collateral
(Cost $12,452,081)		12,452,081
Total Investments - 104.0%
(Cost $234,959,636)		$322,666,797
Other Assets & Liabilities, net - (4.0)%		(12,442,302)
Total Net Assets - 100.0%		$310,224,495

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3		Total
Common Stocks	$309,583,862	$—	$—		$309,583,862
Repurchase Agreements	—	630,854	—		630,854
Rights	—	—	—	*	—	*
Securities Lending Collateral	12,452,081	—	—		12,452,081
Total Assets	$322,035,943	$630,854	$—	*	$322,666,797

*	Securities have a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

d
	Shares	Value
COMMON STOCKS† - 53.4%
Industrial - 11.2%
3M Co.	15,688	$3,266,085
Boeing Co.	15,688	3,102,303
United Technologies Corp.	15,688	1,915,662
Caterpillar, Inc.	15,688	1,685,832
General Electric Co.	15,688	423,733
Total Industrial		10,393,615
Financial - 10.6%
Goldman Sachs Group, Inc.	15,688	3,481,167
Travelers Cos., Inc.	15,688	1,985,003
Visa, Inc. — Class A	15,688	1,471,221
JPMorgan Chase & Co.	15,688	1,433,883
American Express Co.	15,688	1,321,557
Total Financial		9,692,831
Consumer, Non-cyclical - 9.4%
UnitedHealth Group, Inc.	15,688	2,908,869
Johnson & Johnson	15,688	2,075,365
Procter & Gamble Co.	15,688	1,367,209
Merck & Co., Inc.	15,688	1,005,444
Coca-Cola Co.	15,688	703,607
Pfizer, Inc.	15,688	526,960
Total Consumer, Non-cyclical		8,587,454
Consumer, Cyclical - 7.6%
Home Depot, Inc.	15,688	2,406,539
McDonald's Corp.	15,688	2,402,774
Wal-Mart Stores, Inc.	15,688	1,187,268
NIKE, Inc. — Class B	15,688	925,592
Total Consumer, Cyclical		6,922,173
Technology - 6.9%
International Business Machines Corp.	15,688	2,413,285
Apple, Inc.	15,685	2,258,954
Microsoft Corp.	15,688	1,081,374
Intel Corp.	15,688	529,313
Total Technology		6,282,926
Energy - 3.2%
Chevron Corp.	15,688	1,636,729
Exxon Mobil Corp.	15,688	1,266,492
Total Energy		2,903,221
Communications - 3.1%
Walt Disney Co.	15,688	1,666,850
Verizon Communications, Inc.	15,688	700,626
Cisco Systems, Inc.	15,688	491,034
Total Communications		2,858,510
Basic Materials - 1.4%
EI du Pont de Nemours & Co.	15,688	1,266,178
Total Common Stocks
(Cost $44,573,257)		48,906,908

MUTUAL FUNDS† - 12.1%
Guggenheim Strategy Fund II1	222,337	5,560,661
Guggenheim Strategy Fund I1	221,467	5,552,176
Total Mutual Funds
(Cost $11,064,834)		11,112,837

	Face Amount
REPURCHASE AGREEMENTS††,2 - 32.7%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17[3]	$11,085,124	11,085,124
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	10,769,296	10,769,296
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[3]	8,092,842	8,092,842
Total Repurchase Agreements
(Cost $29,947,262)		29,947,262
Total Investments - 98.2%
(Cost $85,585,353)		$89,967,007
Other Assets & Liabilities, net - 1.8%		1,646,539
Total Net Assets - 100.0%		$91,613,546

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
September 2017 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $1,064,850)	10	$2,846

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2017 Dow Jones Industrial Average Index Swap 1.69%[4], Terminating 07/31/17 (Notional Value $11,934,956)	559	33,369
BNP Paribas July 2017 Dow Jones Industrial Average Index Swap 1.47%[4], Terminating 07/28/17 (Notional Value $29,720,338)	1,392	(91,507)
(Total Notional Value $41,655,294)		$(58,138)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[4]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate. Rate indicated in the rate effective at June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$48,906,908	$—	$—	$—	$—	$48,906,908
Equity Futures Contracts	—	2,846	—	—	—	2,846
Equity Index Swap Agreements	—	—	—	33,369	—	33,369
Mutual Funds	11,112,837	—	—	—	—	11,112,837
Repurchase Agreements	—	—	29,947,262	—	—	29,947,262
Total Assets	$60,019,745	$2,846	$29,947,262	$33,369	$—	$90,003,222

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$91,507	$—	$91,507

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 99.3%
Semiconductors - 93.4%
Intel Corp.	206,444	$6,965,420
Broadcom Ltd.	23,036	5,368,539
QUALCOMM, Inc.	90,300	4,986,366
NVIDIA Corp.	33,990	4,913,593
Texas Instruments, Inc.	63,020	4,848,129
Applied Materials, Inc.	90,584	3,742,024
Micron Technology, Inc.*	106,473	3,179,284
Analog Devices, Inc.	38,925	3,028,365
Lam Research Corp.	18,901	2,673,168
Skyworks Solutions, Inc.	24,167	2,318,824
Microchip Technology, Inc.	29,822	2,301,662
Xilinx, Inc.	34,733	2,234,027
KLA-Tencor Corp.	23,258	2,128,340
NXP Semiconductor N.V.*	18,463	2,020,775
Advanced Micro Devices, Inc.*,1	157,383	1,964,140
Maxim Integrated Products, Inc.	43,724	1,963,208
Taiwan Semiconductor Manufacturing Company Ltd. ADR	51,007	1,783,205
Qorvo, Inc.*	24,610	1,558,305
Marvell Technology Group Ltd.	89,310	1,475,401
Teradyne, Inc.	46,531	1,397,326
ASML Holding N.V. — Class G	10,632	1,385,456
ON Semiconductor Corp.*	92,750	1,302,210
Microsemi Corp.*	27,658	1,294,394
Cypress Semiconductor Corp.	89,319	1,219,204
Cavium, Inc.*	18,812	1,168,790
Cirrus Logic, Inc.*	18,235	1,143,699
Mellanox Technologies Ltd.*	26,049	1,127,922
Monolithic Power Systems, Inc.	11,643	1,122,385
MACOM Technology Solutions Holdings, Inc.*	19,531	1,089,244
Integrated Device Technology, Inc.*	42,225	1,088,983
MKS Instruments, Inc.	16,025	1,078,483
Silicon Motion Technology Corp. ADR	21,540	1,038,874
Silicon Laboratories, Inc.*	13,912	950,885
Entegris, Inc.*	43,087	945,760
Power Integrations, Inc.	12,309	897,326
Amkor Technology, Inc.*	89,410	873,536
Semtech Corp.*	24,409	872,622
MaxLinear, Inc. — Class A*	29,930	834,748
Ambarella, Inc.*,1	16,207	786,850
Cabot Microelectronics Corp.	10,288	759,563
Synaptics, Inc.*	14,652	757,655
Inphi Corp.*	20,279	695,570
Xperi Corp.	22,666	675,447
Veeco Instruments, Inc.*	23,710	660,324
Rambus, Inc.*	54,512	623,072
Impinj, Inc.*,1	11,550	561,908
STMicroelectronics N.V. — Class Y	38,400	552,192
Lattice Semiconductor Corp.*	76,870	511,954
Brooks Automation, Inc.	15,500	336,195
Total Semiconductors		87,205,352
Electrical Components & Equipment - 1.7%
Advanced Energy Industries, Inc.*	13,612	880,559
SunPower Corp. — Class A*,1	78,475	732,957
Total Electrical Components & Equipment		1,613,516
Energy-Alternate Sources - 1.4%
First Solar, Inc.*	31,771	1,267,027
Chemicals - 1.2%
Versum Materials, Inc.	33,220	1,079,650
Building Materials - 0.9%
Cree, Inc.*	35,201	867,705
Telecommunications - 0.7%
Acacia Communications, Inc.*,1	16,455	682,389
Total Common Stocks
(Cost $87,277,467)		92,715,639

SECURITIES LENDING COLLATERAL†,2 - 2.6%
First American Government Obligations Fund — Class Z, 0.84%[3]	2,450,759	2,450,759
Total Securities Lending Collateral
(Cost $2,450,759)		2,450,759
Total Investments - 101.9%
(Cost $89,728,226)		$95,166,398
Other Assets & Liabilities, net - (1.9)%		(1,805,839)
Total Net Assets - 100.0%		$93,360,559

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	Securities lending collateral — See Note 5.
[3]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$92,715,639	$—	$—	$92,715,639
Securities Lending Collateral	2,450,759	—	—	2,450,759
Total Assets	$95,166,398	$—	$—	$95,166,398

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 55.4%
Communications - 24.1%
Alibaba Group Holding Ltd. ADR*	8,767	$1,235,269
China Mobile Ltd. ADR	8,535	453,123
Baidu, Inc. ADR*	2,123	379,720
JD.com, Inc. ADR*	7,214	282,933
Ctrip.com International Ltd. ADR*	3,126	168,366
America Movil SAB de CV — Class L ADR	9,338	148,661
Telekomunikasi Indonesia Persero Tbk PT ADR	3,829	128,922
Chunghwa Telecom Company Ltd. ADR	2,947	103,793
Grupo Televisa SAB ADR	3,791	92,387
SK Telecom Company Ltd. ADR	2,760	70,849
China Unicom Hong Kong Ltd. ADR*	4,634	69,325
China Telecom Corporation Ltd. ADR	1,076	51,573
Mobile TeleSystems PJSC ADR	3,873	32,456
Vipshop Holdings Ltd. ADR*	2,781	29,340
Total Communications		3,246,717
Technology - 11.7%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	28,939	1,011,707
Infosys Ltd. ADR	15,480	232,509
NetEase, Inc. ADR	576	173,163
Advanced Semiconductor Engineering, Inc. ADR	9,492	59,895
Wipro Ltd. ADR	9,044	47,029
United Microelectronics Corp. ADR	18,441	44,996
Total Technology		1,569,299
Financial - 6.9%
HDFC Bank Ltd. ADR	3,252	282,827
China Life Insurance Company Ltd. ADR	11,537	176,978
KB Financial Group, Inc. ADR	3,241	163,638
Shinhan Financial Group Company Ltd. ADR[1]	3,676	159,869
ICICI Bank Ltd. ADR	12,123	108,744
Bancolombia S.A. ADR	875	38,981
Total Financial		931,037
Energy - 5.0%
China Petroleum & Chemical Corp. ADR	1,978	155,471
CNOOC Ltd. ADR	1,246	136,325
Sasol Ltd. ADR	3,935	109,983
PetroChina Company Ltd. ADR	1,636	100,254
Petroleo Brasileiro S.A. ADR*	11,539	92,197
Ultrapar Participacoes S.A. ADR[1]	3,285	77,296
Total Energy		671,526
Consumer, Non-cyclical - 2.9%
Ambev S.A. ADR	34,102	187,220
Fomento Economico Mexicano SAB de CV ADR	1,022	100,503
BRF S.A. ADR	4,707	55,496
TAL Education Group ADR	355	43,420
Total Consumer, Non-cyclical		386,639
Basic Materials - 2.1%
POSCO ADR	2,487	155,662
Vale S.A. ADR	9,976	87,290
Vedanta Ltd. ADR	2,662	41,314
Total Basic Materials		284,266
Industrial - 1.2%
Cemex SAB de CV ADR*	11,291	106,361
LG Display Company Ltd. ADR	3,439	55,265
Total Industrial		161,626
Utilities - 1.1%
Korea Electric Power Corp. ADR	3,981	71,538
Enel Americas S.A. ADR	4,427	41,747
CPFL Energia S.A. ADR	2,525	40,274
Total Utilities		153,559
Consumer, Cyclical - 0.4%
Tata Motors Ltd. ADR	1,567	51,727
Total Common Stocks
(Cost $7,104,832)		7,456,396

PREFERRED STOCKS† - 5.7%
Financial - 3.6%
Itau Unibanco Holding S.A. ADR	25,043	276,725
Banco Bradesco S.A. ADR	23,705	201,493
Total Financial		478,218
Basic Materials - 0.9%
Vale S.A. ADR	15,253	124,312
Energy - 0.9%
Petroleo Brasileiro S.A. ADR*	15,851	118,248
Communications - 0.3%
Telefonica Brasil S.A. ADR	3,210	43,303
Total Preferred Stocks
(Cost $807,870)		764,081

	Face Amount
REPURCHASE AGREEMENTS††,2 - 40.2%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17[3]	$2,773,487	2,773,487
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[3]	1,465,551	1,465,551
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	1,184,179	1,184,179
Total Repurchase Agreements
(Cost $5,423,217)		5,423,217

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 1.3%
First American Government Obligations Fund — Class Z, 0.84%[5]	180,567	$180,567
Total Securities Lending Collateral
(Cost $180,567)		180,567
Total Investments - 102.6%
(Cost $13,516,486)		$13,824,261
Other Assets & Liabilities, net - (2.6)%		(346,949)
Total Net Assets - 100.0%		$13,477,312

	Units	Unrealized Loss
OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas July 2017 Bank of New York Mellon Emerging Markets 50 ADR Index Swap 1.47%[6], Terminating 07/28/17 (Notional Value $8,064,391)	3,305	$(79,563)
Goldman Sachs International July 2017 Bank of New York Mellon Emerging Markets 50 ADR Index Swap 1.74%[6], Terminating 07/27/17 (Notional Value $10,559,014)	4,328	(95,407)
(Total Notional Value $18,623,405)		$(174,970)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7 day yield as of June 30, 2017.
[6]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$7,456,396	$—	$—	$—	$7,456,396
Preferred Stocks	764,081	—	—	—	764,081
Repurchase Agreements	—	5,423,217	—	—	5,423,217
Securities Lending Collateral	180,567	—	—	—	180,567
Total Assets	$8,401,044	$5,423,217	$—	$—	$13,824,261

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$174,970	$—	$174,970

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 80.1%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$406,579	$406,579
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	372,752	372,752
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	288,592	288,592
Total Repurchase Agreements
(Cost $1,067,923)		1,067,923
Total Investments - 80.1%
(Cost $1,067,923)		$1,067,923
Other Assets & Liabilities, net - 19.9%		264,509
Total Net Assets - 100.0%		$1,332,432

	Contracts	Unrealized Loss
INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2017 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $376,547)	3	$(1,599)
September 2017 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $706,969)	6	(2,354)
(Total Aggregate Value of Contracts $1,083,516)		$(3,953)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs July 2017 PowerShares Emerging Markets Sovereign Debt Portfolio Swap 1.64%[2], Terminating 07/06/17 (Notional Value $139,208)	4,756	(1,103)
Goldman Sachs July 2017 iShares JP Morgan USD Emerging Markets Bond ETF Swap 1.54%[3], Terminating 07/06/17 (Notional Value $402,433)	3,519	(2,935)
(Total Notional Value $541,641)		$(4,038)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††,4
Index	Counterparty	Exchange	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Received	Unrealized Appreciation
CDX.EM-27 Index	Barclays Bank plc	ICE	1.00%	06/20/22	$1,300,000	$(1,239,910)	$(69,020)	$8,930

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	Total Return based on PowerShares Emerging Markets Sovereign Debt Portfolio +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2017.
[3]	Total Return based on iShares JP Morgan USD Emerging Markets Bond ETF +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2017.
[4]	Credit Default Swaps — See Note 2.
ICE — Intercontinental Exchange
CDX.EM-27 Index – Credit Default Swap Emerging Markets Series 27 Index

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Credit Default Swap Agreements	$—	$—	$—	$8,930	$—	$8,930
Repurchase Agreements	—	—	1,067,923	—	—	1,067,923
Total Assets	$—	$—	$1,067,923	$8,930	$—	$1,076,853

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$4,038	$—	$4,038
Interest Rate Futures Contracts	—	3,953	—	—	—	3,953
Total Liabilities	$—	$3,953	$—	$4,038	$—	$7,991

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 99.4%
Oil & Gas - 71.0%
Exxon Mobil Corp.	19,132	$1,544,525
Chevron Corp.	11,205	1,169,017
EOG Resources, Inc.	7,009	634,454
ConocoPhillips	13,921	611,966
Occidental Petroleum Corp.	9,692	580,260
Phillips 66	6,743	557,579
Pioneer Natural Resources Co.	2,936	468,527
Valero Energy Corp.	6,911	466,216
Anadarko Petroleum Corp.	9,821	445,284
Marathon Petroleum Corp.	8,353	437,112
Concho Resources, Inc.*	3,193	388,045
Petroleo Brasileiro S.A. ADR*	47,028	375,754
Devon Energy Corp.	11,475	366,856
Apache Corp.	7,550	361,872
BP plc ADR	9,633	333,783
Hess Corp.	7,519	329,859
Continental Resources, Inc.*	9,689	313,245
Noble Energy, Inc.	10,715	303,235
Cabot Oil & Gas Corp. — Class A	11,760	294,941
Parsley Energy, Inc. — Class A*	9,966	276,557
Tesoro Corp.	2,909	272,268
Cimarex Energy Co.	2,890	271,689
Marathon Oil Corp.	22,918	271,578
Diamondback Energy, Inc.*	3,002	266,608
Equities Corp.	4,537	265,823
Royal Dutch Shell plc — Class A ADR	4,770	253,716
Rice Energy, Inc.*	8,721	232,240
Transocean Ltd.*	28,158	231,740
RSP Permian, Inc.*	6,529	210,691
Antero Resources Corp.*	9,692	209,444
Newfield Exploration Co.*	7,357	209,380
Encana Corp.	23,737	208,886
Range Resources Corp.	8,847	204,985
Helmerich & Payne, Inc.[1]	3,751	203,829
Canadian Natural Resources Ltd.	6,936	200,034
Suncor Energy, Inc.	6,631	193,625
HollyFrontier Corp.	6,944	190,752
WPX Energy, Inc.*	19,243	185,887
Energen Corp.*	3,752	185,236
Murphy Oil Corp.	7,195	184,408
Patterson-UTI Energy, Inc.	9,011	181,932
Chesapeake Energy Corp.*,1	36,538	181,594
Centennial Resource Development, Inc. — Class A*,1	10,490	165,952
Gulfport Energy Corp.*	10,388	153,223
Southwestern Energy Co.*	24,625	149,720
PDC Energy, Inc.*	3,427	147,738
QEP Resources, Inc.*	14,494	146,389
Kosmos Energy Ltd.*	22,350	143,264
Ensco plc — Class A	27,571	142,266
Laredo Petroleum, Inc.*	13,496	141,978
Callon Petroleum Co.*	12,990	137,824
Extraction Oil & Gas, Inc.*,1	10,190	137,056
PBF Energy, Inc. — Class A1	6,048	134,628
Whiting Petroleum Corp.*,1	24,421	134,560
Nabors Industries Ltd.	16,076	130,859
Matador Resources Co.*	6,043	129,139
Oasis Petroleum, Inc.*	15,463	124,477
SM Energy Co.	7,360	121,661
Delek US Holdings, Inc.	4,108	108,616
SRC Energy, Inc.*,1	15,333	103,191
Diamond Offshore Drilling, Inc.*,1	9,267	100,362
Carrizo Oil & Gas, Inc.*	5,564	96,925
Rowan Companies plc — Class A*	8,799	90,102
Resolute Energy Corp.*	2,541	75,646
Statoil ASA ADR	4,470	73,889
Atwood Oceanics, Inc.*,1	8,532	69,536
Sanchez Energy Corp.*,1	8,953	64,283
California Resources Corp.*,1	5,683	48,590
Total Oil & Gas		18,147,306
Oil & Gas Services - 13.6%
Schlumberger Ltd.	12,320	811,148
Halliburton Co.	12,052	514,741
Baker Hughes, Inc.	7,292	397,487
National Oilwell Varco, Inc.	9,100	299,754
TechnipFMC plc*	8,295	225,624
RPC, Inc.[1]	8,513	172,048
McDermott International, Inc.*	17,774	127,440
Oceaneering International, Inc.	5,396	123,245
Core Laboratories N.V.	1,159	117,372
Dril-Quip, Inc.*	2,390	116,632
Keane Group, Inc.*,1	7,250	116,000
Superior Energy Services, Inc.*	10,587	110,422
Forum Energy Technologies, Inc.*	6,479	101,072
Oil States International, Inc.*	3,659	99,342
Basic Energy Services, Inc.*	3,180	79,182
Helix Energy Solutions Group, Inc.*	13,909	78,447
Total Oil & Gas Services		3,489,956
Pipelines - 10.3%
Kinder Morgan, Inc.	28,940	554,489
Williams Companies, Inc.	14,604	442,209
Cheniere Energy, Inc.*	6,232	303,561
ONEOK, Inc.	5,617	292,983
Targa Resources Corp.	6,285	284,082
Enbridge, Inc.	6,523	259,681
Plains GP Holdings, LP — Class A	9,891	258,749
SemGroup Corp. — Class A	4,920	132,840
TransCanada Corp.	2,428	115,743
Total Pipelines		2,644,337
Coal - 1.6%
CONSOL Energy, Inc.*	10,604	158,423
Peabody Energy Corp.*,1	5,470	133,742
Arch Coal, Inc. — Class A1	1,784	121,847
Total Coal		414,012
Mining - 0.9%
U.S. Silica Holdings, Inc.	4,236	150,335
Fairmount Santrol Holdings, Inc.*,1	22,124	86,284
Total Mining		236,619
Metal Fabricate & Hardware - 0.6%
Tenaris S.A. ADR	4,945	153,987
Retail - 0.6%
World Fuel Services Corp.	3,689	141,842
Transportation - 0.5%
Golar LNG Ltd.[1]	5,459	121,463
Energy-Alternate Sources - 0.3%
Green Plains, Inc.	3,636	74,720
Total Common Stocks
(Cost $25,533,279)		25,424,242

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.1%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	$9,775	$9,775
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	3,619	3,619
Total Repurchase Agreements
(Cost $13,394)		13,394

	Shares
SECURITIES LENDING COLLATERAL†,3 - 5.6%
First American Government Obligations Fund — Class Z, 0.84%[4]	1,445,107	1,445,107
Total Securities Lending Collateral
(Cost $1,445,107)		1,445,107
Total Investments - 105.1%
(Cost $26,991,780)		$26,882,743
Other Assets & Liabilities, net - (5.1)%		(1,314,733)
Total Net Assets - 100.0%		$25,568,010

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$25,424,242	$—	$—	$25,424,242
Repurchase Agreements	—	13,394	—	13,394
Securities Lending Collateral	1,445,107	—	—	1,445,107
Total Assets	$26,869,349	$13,394	$—	$26,882,743

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 99.2%
Oil & Gas Services - 68.4%
Schlumberger Ltd.	31,096	$2,047,362
Halliburton Co.	30,418	1,299,153
Baker Hughes, Inc.	18,414	1,003,747
National Oilwell Varco, Inc.	22,986	757,159
TechnipFMC plc*	17,701	481,467
RPC, Inc.[1]	21,483	434,171
McDermott International, Inc.*	44,861	321,653
Oceaneering International, Inc.	13,631	311,332
Keane Group, Inc.*,1	18,230	291,680
Dril-Quip, Inc.*	5,845	285,236
Superior Energy Services, Inc.*	26,713	278,617
Core Laboratories N.V.	2,671	270,492
Forum Energy Technologies, Inc.*	16,367	255,325
Oil States International, Inc.*	9,337	253,500
Helix Energy Solutions Group, Inc.*	35,111	198,026
C&J Energy Services, Inc.*	4,738	162,371
Bristow Group, Inc.[1]	14,936	114,260
Basic Energy Services, Inc.*	4,010	99,849
Total Oil & Gas Services		8,865,400
Oil & Gas - 23.1%
Helmerich & Payne, Inc.[1]	9,561	519,545
Transocean Ltd.*	59,699	491,323
Patterson-UTI Energy, Inc.	22,765	459,625
Nabors Industries Ltd.	40,563	330,183
Ensco plc — Class A	62,020	320,023
Diamond Offshore Drilling, Inc.*,1	23,398	253,400
Rowan Companies plc — Class A*	22,214	227,471
Unit Corp.*	11,500	215,395
Atwood Oceanics, Inc.*	21,546	175,600
Total Oil & Gas		2,992,565
Mining - 4.6%
U.S. Silica Holdings, Inc.	10,818	383,930
Fairmount Santrol Holdings, Inc.*,1	55,295	215,651
Total Mining		599,581
Metal Fabricate & Hardware - 2.7%
Tenaris S.A. ADR	11,207	348,986
Transportation - 0.4%
Hornbeck Offshore Services, Inc.*,1	18,567	52,545
Total Common Stocks
(Cost $12,533,786)		12,859,077

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	$42,577	42,577
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	15,766	15,766
Total Repurchase Agreements
(Cost $58,343)		58,343

	Shares
SECURITIES LENDING COLLATERAL†,3 - 9.4%
First American Government Obligations Fund — Class Z, 0.84%[4]	1,222,787	1,222,787
Total Securities Lending Collateral
(Cost $1,222,787)		1,222,787
Total Investments - 109.0%
(Cost $13,814,916)		$14,140,207
Other Assets & Liabilities, net - (9.0)%		(1,170,147)
Total Net Assets - 100.0%		$12,970,060

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$12,859,077	$—	$—	$12,859,077
Repurchase Agreements	—	58,343	—	58,343
Securities Lending Collateral	1,222,787	—	—	1,222,787
Total Assets	$14,081,864	$58,343	$—	$14,140,207

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 63.3%
Consumer, Non-cyclical - 27.3%
Nestle S.A. ADR	9,115	$794,828
Novartis AG ADR	7,984	666,424
Roche Holding AG ADR	16,940	538,692
British American Tobacco plc ADR[1]	5,081	348,252
Sanofi ADR	7,189	344,425
GlaxoSmithKline plc ADR	7,189	309,990
Bayer AG ADR	2,311	300,118
AstraZeneca plc ADR	7,776	265,084
Unilever N.V. — Class Y1	4,511	249,323
Novo Nordisk A/S ADR	5,607	240,484
Anheuser-Busch InBev S.A. ADR	2,131	235,177
Diageo plc ADR	1,804	216,173
Unilever plc ADR	3,692	199,811
Reckitt Benckiser Group plc ADR	9,350	193,545
L'Oreal S.A. ADR	3,537	147,864
Imperial Brands plc ADR	2,627	120,159
Total Consumer, Non-cyclical		5,170,349
Financial - 14.3%
HSBC Holdings plc ADR	11,321	525,181
Banco Santander S.A. ADR[1]	40,710	272,350
Allianz SE ADR	13,078	258,617
BNP Paribas S.A. ADR	6,312	229,504
ING Groep N.V. ADR	11,185	194,507
UBS Group AG*	10,200	173,196
AXA S.A. ADR	6,280	173,077
Prudential plc ADR[1]	3,659	168,351
Lloyds Banking Group plc ADR	46,566	164,378
Banco Bilbao Vizcaya Argentaria S.A. ADR[1]	18,680	156,165
Intesa Sanpaolo SpA ADR	7,432	142,620
Barclays plc ADR	12,297	130,225
Zurich Insurance Group AG ADR	4,338	126,366
Total Financial		2,714,537
Energy - 6.0%
Total S.A. ADR	7,397	366,817
Royal Dutch Shell plc — Class A ADR	6,351	337,810
BP plc ADR	9,402	325,779
Eni SpA ADR	3,781	113,657
Total Energy		1,144,063
Industrial - 3.9%
Siemens AG ADR	4,854	335,655
ABB Ltd. ADR	5,740	142,926
Vinci S.A. ADR	6,405	137,195
Schneider Electric SE ADR	8,422	129,530
Total Industrial		745,306
Communications - 3.4%
Vodafone Group plc ADR	8,118	233,231
Deutsche Telekom AG ADR	9,150	164,837
Telefonica S.A. ADR	12,732	132,285
BT Group plc ADR	6,246	121,235
Total Communications		651,588
Basic Materials - 3.3%
BASF SE ADR	2,599	242,460
Air Liquide S.A. ADR	5,697	141,884
Rio Tinto plc ADR	3,092	130,823
Syngenta AG ADR	1,302	120,630
Total Basic Materials		635,797
Technology - 2.3%
SAP SE ADR	2,845	297,787
ASML Holding N.V. — Class G	1,008	131,352
Total Technology		429,139
Consumer, Cyclical - 2.1%
Daimler AG ADR	2,892	210,364
LVMH Moet Hennessy Louis Vuitton SE ADR	3,713	186,467
Total Consumer, Cyclical		396,831
Utilities - 0.7%
National Grid plc ADR	2,079	130,603
Total Common Stocks
(Cost $11,652,309)		12,018,213

MUTUAL FUNDS† - 18.7%
Guggenheim Strategy Fund I2	71,158	1,783,921
Guggenheim Strategy Fund II2	70,146	1,754,347
Total Mutual Funds
(Cost $3,530,363)		3,538,268

	Face Amount
U.S. TREASURY BILLS†† - 4.2%
U.S. Treasury Bill
0.91% due 08/03/17[3,4,5]	$800,000	799,413
Total U.S. Treasury Bills
(Cost $799,322)		799,413

REPURCHASE AGREEMENTS††,6 - 12.7%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	916,897	916,897
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	840,612	840,612
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	650,818	650,818
Total Repurchase Agreements
(Cost $2,408,327)		2,408,327

	Shares
SECURITIES LENDING COLLATERAL†,7 - 3.3%
First American Government Obligations Fund — Class Z, 0.84%[8]	631,348	631,348
Total Securities Lending Collateral
(Cost $631,348)		631,348
Total Investments - 102.2%
(Cost $19,021,669)		$19,395,569
Other Assets & Liabilities, net - (2.2)%		(422,871)
Total Net Assets - 100.0%		$18,972,698

	Contracts	Unrealized Gain
CURRENCY FUTURES CONTRACTS PURCHASED†
September 2017 Euro FX Futures Contracts (Aggregate Value of Contracts $11,752,650)	82	$224,919

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Contracts	– Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED††
September 2017 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $11,677,624)	328	$(105,055)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	Affiliated issuer — See Note 6.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2017.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$12,018,213	$—	$—	$—	$—	$12,018,213
Currency Futures Contracts	—	224,919	—	—	—	224,919
Mutual Funds	3,538,268	—	—	—	—	3,538,268
Repurchase Agreements	—	—	2,408,327	—	—	2,408,327
Securities Lending Collateral	631,348	—	—	—	—	631,348
U.S. Treasury Bills	—	—	799,413	—	—	799,413
Total Assets	$16,187,829	$224,919	$3,207,740	$—	$—	$19,620,488

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$—	$—	$105,055	$—	$105,055

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 7.8%
Communications - 1.5%
Charter Communications, Inc. — Class A*	123	$41,434
Netflix, Inc.*	172	25,698
Nokia Oyj ADR	2,347	14,457
Sprint Corp.*	1,608	13,201
DISH Network Corp. — Class A*	185	11,611
CBS Corp. — Class B	160	10,205
Sirius XM Holdings, Inc.[1]	1,854	10,141
Expedia, Inc.	61	9,086
Level 3 Communications, Inc.*	145	8,599
Symantec Corp.	248	7,006
Viacom, Inc. — Class B	162	5,438
CenturyLink, Inc.[1]	222	5,301
CDW Corp.	62	3,877
VeriSign, Inc.*	40	3,718
Zayo Group Holdings, Inc.*	100	3,090
CommScope Holding Company, Inc.*	76	2,890
EchoStar Corp. — Class A*	38	2,307
ViaSat, Inc.*,1	23	1,523
AMC Networks, Inc. — Class A*	27	1,442
Cable One, Inc.	2	1,422
Tribune Media Co. — Class A	33	1,345
Sinclair Broadcast Group, Inc. — Class A	39	1,283
TEGNA, Inc.	83	1,196
Nexstar Media Group, Inc. — Class A	18	1,076
West Corp.	33	770
Cogent Communications Holdings, Inc.	19	762
Plantronics, Inc.	13	680
Time, Inc.	41	588
EW Scripps Co. — Class A*	32	570
Frontier Communications Corp.[1]	456	529
General Communication, Inc. — Class A*	14	513
GTT Communications, Inc.*	16	506
Consolidated Communications Holdings, Inc.	21	451
Bankrate, Inc.*	35	450
Gogo, Inc.*	35	404
Gray Television, Inc.*	28	384
Cincinnati Bell, Inc.*	17	332
ORBCOMM, Inc.*	29	328
Windstream Holdings, Inc.	78	303
HC2 Holdings, Inc.*	17	100
Total Communications		195,016
Consumer, Cyclical - 1.5%
Yum! Brands, Inc.	140	10,326
American Airlines Group, Inc.	198	9,963
United Continental Holdings, Inc.*	126	9,482
Royal Caribbean Cruises Ltd.	85	9,284
Tata Motors Ltd. ADR	257	8,484
Hilton Worldwide Holdings, Inc.	129	7,979
MGM Resorts International	228	7,134
Dollar Tree, Inc.*	98	6,852
L Brands, Inc.	116	6,251
Wynn Resorts Ltd.	41	5,499
Lennar Corp. — Class A	93	4,960
Norwegian Cruise Line Holdings Ltd.*	90	4,886
LKQ Corp.*	123	4,052
Aramark	97	3,975
PVH Corp.	31	3,550
Goodyear Tire & Rubber Co.	101	3,532
Hanesbrands, Inc.	147	3,405
PulteGroup, Inc.	127	3,115
Foot Locker, Inc.	53	2,612
Toll Brothers, Inc.	66	2,608
HD Supply Holdings, Inc.*	82	2,512
Allison Transmission Holdings, Inc.	61	2,288
Lions Gate Entertainment Corp. — Class A*	80	2,257
Six Flags Entertainment Corp.	37	2,206
Scotts Miracle-Gro Co. — Class A	24	2,147
Cinemark Holdings, Inc.	46	1,787
Carter's, Inc.	19	1,690
Cedar Fair, LP	23	1,658
CalAtlantic Group, Inc.	46	1,626
Wendy's Co.	99	1,535
Penske Automotive Group, Inc.	34	1,493
Extended Stay America, Inc.	77	1,491
International Game Technology plc	81	1,482
Choice Hotels International, Inc.	22	1,414
Hilton Grand Vacations, Inc.*	39	1,406
Michaels Companies, Inc.*	75	1,389
ILG, Inc.	47	1,292
Rite Aid Corp.*	437	1,289
Churchill Downs, Inc.	7	1,283
Dana, Inc.	57	1,273
Regal Entertainment Group — Class A	62	1,269
Tenneco, Inc.	21	1,214
AMC Entertainment Holdings, Inc. — Class A	53	1,206
Beacon Roofing Supply, Inc.*	24	1,176
Tempur Sealy International, Inc.*	22	1,175
Taylor Morrison Home Corp. — Class A*	48	1,152
WESCO International, Inc.*	20	1,146
Boyd Gaming Corp.	45	1,116
Sally Beauty Holdings, Inc.*	55	1,114
FirstCash, Inc.	19	1,108
Wolverine World Wide, Inc.	39	1,092
Navistar International Corp.*	39	1,023
Anixter International, Inc.*	13	1,017
Allegiant Travel Co. — Class A	7	949
Scientific Games Corp. — Class A*	36	940
GameStop Corp. — Class A	41	886
TRI Pointe Group, Inc.*	65	857
Brinker International, Inc.	22	838
KB Home	34	815
Penn National Gaming, Inc.*	37	792

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 7.8% (continued)
Consumer, Cyclical - 1.5% (continued)
Cooper Tire & Rubber Co.	21	$758
Party City Holdco, Inc.*	48	751
MDC Holdings, Inc.	21	742
American Axle & Manufacturing Holdings, Inc.*	44	686
Meritage Homes Corp.*	16	675
Eldorado Resorts, Inc.*	31	620
Suburban Propane Partners, LP	25	595
BMC Stock Holdings, Inc.*	27	590
J.C. Penney Company, Inc.*,1	126	586
Meritor, Inc.*	35	581
Group 1 Automotive, Inc.	9	570
Vista Outdoor, Inc.*	24	540
Mobile Mini, Inc.	18	537
Caleres, Inc.	17	472
Pinnacle Entertainment, Inc.*	23	454
Asbury Automotive Group, Inc.*	8	452
Sears Holdings Corp.*	44	390
Sonic Automotive, Inc. — Class A	18	350
ClubCorp Holdings, Inc.	26	341
William Lyon Homes — Class A*	13	314
H&E Equipment Services, Inc.	14	286
M/I Homes, Inc.*	10	286
Titan International, Inc.	23	276
Conn's, Inc.*	12	229
Tailored Brands, Inc.	20	223
Century Communities, Inc.*	9	223
Ferrellgas Partners, LP	39	179
Beazer Homes USA, Inc.*	13	178
Carrols Restaurant Group, Inc.*	14	172
Hovnanian Enterprises, Inc. — Class A*	60	168
Perry Ellis International, Inc.*	6	117
Ruby Tuesday, Inc.*	25	50
Total Consumer, Cyclical		185,743
Energy - 1.0%
Enbridge, Inc.	649	25,836
Williams Companies, Inc.	335	10,143
Energy Transfer Equity, LP	433	7,777
Concho Resources, Inc.*	62	7,536
Tesoro Corp.	65	6,046
Continental Resources, Inc.*	157	5,077
ONEOK, Inc.	86	4,486
Diamondback Energy, Inc.*	41	3,641
Antero Resources Corp.*	123	2,658
Equities Midstream Partners, LP	33	2,463
Newfield Exploration Co.*	81	2,305
Range Resources Corp.	99	2,294
Rice Energy, Inc.*	83	2,210
RSP Permian, Inc.*	68	2,194
Energen Corp.*	40	1,975
Chesapeake Energy Corp.*,1	364	1,809
Murphy Oil Corp.	70	1,794
NuStar Energy, LP	38	1,772
Weatherford International plc*,1	433	1,675
WPX Energy, Inc.*	167	1,613
Vermilion Energy, Inc.	50	1,587
Genesis Energy, LP	50	1,587
CONSOL Energy, Inc.*	93	1,390
Transocean Ltd.*	158	1,300
Sunoco, LP	40	1,224
Southwestern Energy Co.*	199	1,210
PDC Energy, Inc.*	27	1,164
Gulfport Energy Corp.*	75	1,106
Laredo Petroleum, Inc.*	102	1,073
QEP Resources, Inc.*	103	1,040
Murphy USA, Inc.*	14	1,038
PBF Energy, Inc. — Class A	44	979
Matador Resources Co.*	43	919
Callon Petroleum Co.*	86	912
Holly Energy Partners, LP	26	844
Pattern Energy Group, Inc.	35	833
Whiting Petroleum Corp.*	151	832
McDermott International, Inc.*	113	810
Oasis Petroleum, Inc.*	99	797
SM Energy Co.	48	793
SemGroup Corp. — Class A	28	756
TerraForm Power, Inc. — Class A*	56	672
Ensco plc — Class A	126	650
Forum Energy Technologies, Inc.*	40	624
Alliance Resource Partners, LP	30	567
Rowan Companies plc — Class A*	52	532
Carrizo Oil & Gas, Inc.*	29	505
WildHorse Resource Development Corp.*	40	495
Precision Drilling Corp.*	120	409
EP Energy Corp. — Class A*	111	406
Archrock Partners, LP	27	403
Unit Corp.*	21	393
Noble Corporation plc	101	366
TerraForm Global, Inc. — Class A*	70	354
PBF Logistics, LP	17	332
Eclipse Resources Corp.*	108	309
Enviva Partners, LP	11	303
Resolute Energy Corp.*	10	298
SunCoke Energy, Inc.*	26	283
Atwood Oceanics, Inc.*	34	277
American Midstream Partners, LP	21	270
Baytex Energy Corp.*	102	248
Denbury Resources, Inc.*	162	248
SEACOR Holdings, Inc.*	7	240
Sanchez Energy Corp.*	33	237
Natural Resource Partners, LP	5	138
Calumet Specialty Products Partners, LP*	31	132
Cloud Peak Energy, Inc.*	31	109
Bristow Group, Inc.[1]	14	107
Bill Barrett Corp.*	33	101
Parker Drilling Co.*	55	74
CSI Compressco, LP	15	73
Jones Energy, Inc. — Class A*	28	45
Westmoreland Coal Co.*	8	39
Northern Oil and Gas, Inc.*	25	35
Total Energy		127,772

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 7.8% (continued)
Consumer, Non-cyclical - 1.0%
HCA Healthcare, Inc.*	149	$12,994
Nielsen Holdings plc	143	5,529
Centene Corp.*	68	5,432
Hologic, Inc.*	112	5,083
DaVita, Inc.*	78	5,051
Universal Health Services, Inc. — Class B	39	4,761
Gartner, Inc.*	36	4,446
United Rentals, Inc.*	34	3,832
Teleflex, Inc.	18	3,740
CDK Global, Inc.	58	3,599
WellCare Health Plans, Inc.*	18	3,232
Envision Healthcare Corp.*	47	2,945
Live Nation Entertainment, Inc.*	82	2,858
Pinnacle Foods, Inc.	47	2,791
Lamb Weston Holdings, Inc.	59	2,598
Service Corp. International	75	2,509
Valeant Pharmaceuticals International, Inc.*	140	2,422
MEDNAX, Inc.*	38	2,294
Hill-Rom Holdings, Inc.	27	2,149
Post Holdings, Inc.*	27	2,097
ServiceMaster Global Holdings, Inc.*	53	2,077
Booz Allen Hamilton Holding Corp.	59	1,920
TreeHouse Foods, Inc.*	23	1,879
Mallinckrodt plc*	40	1,792
WEX, Inc.*	17	1,773
Alere, Inc.*	35	1,757
Edgewell Personal Care Co.*	23	1,749
HealthSouth Corp.	36	1,742
Acadia Healthcare Co., Inc.*	35	1,728
Molina Healthcare, Inc.*	23	1,591
Ritchie Bros Auctioneers, Inc.	44	1,265
Graham Holdings Co. — Class B	2	1,199
Performance Food Group Co.*	42	1,151
Cimpress N.V.*	12	1,134
Sotheby's*	21	1,127
Prestige Brands Holdings, Inc.*	21	1,109
Vector Group Ltd.	52	1,109
LifePoint Health, Inc.*	16	1,074
Darling Ingredients, Inc.*	66	1,039
Endo International plc*	90	1,005
B&G Foods, Inc.	27	961
Avis Budget Group, Inc.*	35	954
Select Medical Holdings Corp.*	53	814
Cott Corp.	56	809
Horizon Pharma plc*	68	807
Tenet Healthcare Corp.*	41	793
Owens & Minor, Inc.	24	773
Avon Products, Inc.*	178	676
Central Garden & Pet Co.*	20	635
Dean Foods Co.	37	629
FTI Consulting, Inc.*	17	594
Cardtronics plc — Class A*	18	591
Integer Holdings Corp.*	13	562
ACCO Brands Corp.*	44	513
Quad/Graphics, Inc.	21	481
Revlon, Inc. — Class A*	20	474
Community Health Systems, Inc.*	47	468
Hertz Global Holdings, Inc.*	36	414
Kindred Healthcare, Inc.	34	396
SUPERVALU, Inc.*	116	382
RR Donnelley & Sons Co.	29	364
Ingles Markets, Inc. — Class A	9	300
AMAG Pharmaceuticals, Inc.*	15	276
Rent-A-Center, Inc.[1]	22	258
Everi Holdings, Inc.*	26	189
StoneMor Partners, LP	15	142
BioScrip, Inc.*	47	128
Concordia International Corp.	21	33
Total Consumer, Non-cyclical		123,998
Financial - 0.9%
Royal Bank of Scotland Group plc ADR*	2,365	15,443
Equinix, Inc. REIT	31	13,303
Discover Financial Services	151	9,390
SBA Communications Corp. REIT*	49	6,610
Unum Group	91	4,243
CIT Group, Inc.	80	3,896
Ally Financial, Inc.	179	3,741
Iron Mountain, Inc.	104	3,573
Icahn Enterprises, LP	64	3,307
Gaming and Leisure Properties, Inc.	83	3,127
Lamar Advertising Co. — Class A	39	2,869
Starwood Property Trust, Inc.	104	2,329
DuPont Fabros Technology, Inc.	36	2,202
Credit Acceptance Corp.*	8	2,057
Howard Hughes Corp.*	16	1,965
CyrusOne, Inc. REIT	35	1,951
Medical Properties Trust, Inc.	146	1,879
Realogy Holdings Corp.	57	1,850
Navient Corp.	110	1,832
Uniti Group, Inc. REIT	70	1,760
Popular, Inc.	41	1,710
MGIC Investment Corp.*	149	1,669
LPL Financial Holdings, Inc.	36	1,529
Hanover Insurance Group, Inc.	17	1,507
GEO Group, Inc.	50	1,479
BankUnited, Inc.	43	1,450
CNO Financial Group, Inc.	69	1,441
Radian Group, Inc.	86	1,406
Ryman Hospitality Properties, Inc.	21	1,344
CoreCivic, Inc.	48	1,324
QTS Realty Trust, Inc. — Class A	19	994
Kennedy-Wilson Holdings, Inc.	46	876
Genworth Financial, Inc. — Class A*	203	765
Potlatch Corp.	16	731
Aircastle Ltd.	32	696
Sabra Health Care REIT, Inc.	26	627
KCG Holdings, Inc. — Class A*	27	538
CareTrust REIT, Inc.	29	538

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 7.8% (continued)
Financial - 0.9% (continued)
Och-Ziff Capital Management Group LLC — Class A	181	$463
FelCor Lodging Trust, Inc.	56	404
iStar, Inc.*	29	349
PHH Corp.*	21	289
Fifth Street Finance Corp.	57	277
Enova International, Inc.*	13	193
Fly Leasing Ltd. ADR*	13	175
Ocwen Financial Corp.*	50	135
Total Financial		110,236
Industrial - 0.7%
CNH Industrial N.V.	528	6,008
Ball Corp.	141	5,951
TransDigm Group, Inc.	21	5,646
Arconic, Inc.	177	4,009
Sealed Air Corp.	79	3,536
Huntington Ingalls Industries, Inc.	18	3,351
Crown Holdings, Inc.*	55	3,281
Allegion plc	38	3,083
Berry Global Group, Inc.*	52	2,965
XPO Logistics, Inc.*	45	2,908
Sensata Technologies Holding N.V.*	68	2,905
Orbital ATK, Inc.	23	2,262
Jabil, Inc.	76	2,218
Zebra Technologies Corp. — Class A*	21	2,110
AECOM*	64	2,069
Oshkosh Corp.	30	2,066
USG Corp.*	60	1,742
Trinity Industries, Inc.	61	1,710
Graphic Packaging Holding Co.	123	1,695
Owens-Illinois, Inc.*	65	1,555
Terex Corp.	40	1,500
MasTec, Inc.*	33	1,490
Louisiana-Pacific Corp.*	58	1,399
Silgan Holdings, Inc.	44	1,398
Summit Materials, Inc. — Class A*	45	1,299
Clean Harbors, Inc.*	23	1,284
Belden, Inc.	17	1,281
EnerSys	17	1,232
Energizer Holdings, Inc.	25	1,201
Sanmina Corp.*	30	1,143
Greif, Inc. — Class A	20	1,116
Welbilt, Inc.*	56	1,056
KLX, Inc.*	21	1,050
Masonite International Corp.*	12	906
Hillenbrand, Inc.	25	903
Advanced Disposal Services, Inc.*	35	796
Builders FirstSource, Inc.*	45	689
Covanta Holding Corp.	52	686
Triumph Group, Inc.	20	632
SPX FLOW, Inc.*	17	627
Actuant Corp. — Class A	24	590
Tutor Perini Corp.*	20	575
Multi-Color Corp.	7	571
EnPro Industries, Inc.	8	571
Tennant Co.	7	517
Ply Gem Holdings, Inc.*	28	503
Boise Cascade Co.*	16	486
NCI Building Systems, Inc.*	29	484
Gibraltar Industries, Inc.*	13	463
Griffon Corp.	19	417
Briggs & Stratton Corp.	17	410
Kratos Defense & Security Solutions, Inc.*	34	404
Manitowoc Company, Inc.*	57	343
General Cable Corp.	20	327
Martin Midstream Partners, LP	15	263
Teekay Corp.	36	240
Park-Ohio Holdings Corp.	5	191
LSB Industries, Inc.*	12	124
Navios Maritime Holdings, Inc.*	50	69
Hornbeck Offshore Services, Inc.*	14	40
Total Industrial		90,346
Technology - 0.6%
NXP Semiconductor N.V.*	138	15,105
Micron Technology, Inc.*	449	13,407
Western Digital Corp.	117	10,366
MSCI, Inc. — Class A	36	3,707
Open Text Corp.	107	3,375
Qorvo, Inc.*	51	3,229
SS&C Technologies Holdings, Inc.	81	3,111
Leidos Holdings, Inc.	60	3,101
PTC, Inc.*	47	2,591
Microsemi Corp.*	46	2,153
Brocade Communications Systems, Inc.	164	2,068
Nuance Communications, Inc.*	116	2,020
NCR Corp.*	49	2,001
j2 Global, Inc.	19	1,617
Conduent, Inc.*	87	1,387
Entegris, Inc.*	58	1,273
ACI Worldwide, Inc.*	47	1,051
Amkor Technology, Inc.*	98	957
NeuStar, Inc. — Class A*	22	734
Engility Holdings, Inc.*	15	426
Unisys Corp.*	20	256
MagnaChip Semiconductor Corp.*	14	137
Total Technology		74,072
Basic Materials - 0.5%
ArcelorMittal*	423	9,615
Freeport-McMoRan, Inc.*	607	7,290
Steel Dynamics, Inc.	102	3,653
Axalta Coating Systems Ltd.*	96	3,076
Chemours Co.	77	2,920
CF Industries Holdings, Inc.	95	2,656
Huntsman Corp.	97	2,506
Kinross Gold Corp.*	502	2,043
Olin Corp.	67	2,029
WR Grace & Co.	28	2,016
Ashland Global Holdings, Inc.	25	1,648
Methanex Corp.	36	1,586
United States Steel Corp.	71	1,572

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 7.8% (continued)
Basic Materials - 0.5% (continued)
Platform Specialty Products Corp.*	116	$1,471
PolyOne Corp.	33	1,278
IAMGOLD Corp.*	182	939
Commercial Metals Co.	48	933
Compass Minerals International, Inc.	14	914
GCP Applied Technologies, Inc.*	29	885
AK Steel Holding Corp.*	129	848
Hecla Mining Co.	166	847
Cliffs Natural Resources, Inc.*	120	830
Ferroglobe plc	69	825
Allegheny Technologies, Inc.	46	782
Eldorado Gold Corp.	288	760
Tronox Ltd. — Class A	49	741
New Gold, Inc.*	230	731
Coeur Mining, Inc.*	74	635
Kaiser Aluminum Corp.	7	620
Century Aluminum Co.*	37	576
Hudbay Minerals, Inc.	100	575
Neenah Paper, Inc.	7	563
Kraton Corp.*	13	448
A. Schulman, Inc.	12	384
PH Glatfelter Co.	17	332
Clearwater Paper Corp.*	7	327
Mercer International, Inc.	26	299
Constellium N.V. — Class A*	43	297
Koppers Holdings, Inc.*,1	8	289
Rayonier Advanced Materials, Inc.[1]	17	267
Resolute Forest Products, Inc.*	36	158
Ryerson Holding Corp.*	16	158
Valvoline, Inc.	1	21
Total Basic Materials		61,343
Utilities - 0.1%
FirstEnergy Corp.	176	5,131
AES Corp.	263	2,922
NRG Energy, Inc.	125	2,153
Calpine Corp.*	141	1,908
AmeriGas Partners, LP	37	1,671
Atlantica Yield plc	40	854
Dynegy, Inc.*	51	422
Global Partners, LP	13	235
Total Utilities		15,296
Diversified - 0.0%
Leucadia National Corp.	144	3,767
HRG Group, Inc.*	80	1,417
Total Diversified		5,184
Total Common Stocks
(Cost $917,753)		989,006

MASTER LIMITED PARTNERSHIPS† - 0.1%
Energy - 0.1%
Antero Midstream Partners, LP	75	2,489
Tesoro Logistics, LP	44	2,274
DCP Midstream, LP	59	1,996
NGL Energy Partners, LP	51	714
Total Energy		7,473
Total Master Limited Partnerships
(Cost $7,334)		7,473

RIGHTS††† - 0.0%
Nexstar Media Group, Inc.
Expires 01/18/19*	34	–
Total Rights
(Cost $–)		–

EXCHANGE-TRADED FUNDS† - 0.5%
iShares iBoxx $ High Yield Corporate Bond ETF[1]	700	61,873
Total Exchange-Traded Funds
(Cost $60,823)		61,873

MUTUAL FUNDS† - 64.4%
Guggenheim Strategy Fund II2	164,677	4,118,569
Guggenheim Strategy Fund I2	162,799	4,081,374
Total Mutual Funds
(Cost $8,163,410)		8,199,943

	Face Amount
REPURCHASE AGREEMENTS††,3 - 25.3%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17[4]	$1,262,748	1,262,748
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	1,082,470	1,082,470
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[4]	868,450	868,450
Total Repurchase Agreements
(Cost $3,213,668)		3,213,668

	Shares
SECURITIES LENDING COLLATERAL†,5 - 0.5%
First American Government Obligations Fund — Class Z, 0.84%[6]	63,512	63,512
Total Securities Lending Collateral
(Cost $63,512)		63,512
Total Investments - 98.6%
(Cost $12,426,500)		$12,535,475
Other Assets & Liabilities, net - 1.4%		184,107
Total Net Assets - 100.0%		$12,719,582

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
September 2017 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $353,525)	5	$(1,234)
		–
INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2017 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $3,652,672)	31	(8,661)

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Units	Unrealized Gain (Loss)
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital LLC July 2017 Credit Suisse Merger Arbitrage Liquid Index Swap 1.95%[7], Terminating 07/19/17 (Notional Value $2,532,918)	2,204	$20,906
Credit Suisse International July 2017 Credit Suisse Illiquidity Premium Liquid Index Swap 2.22%[8], Terminating 07/19/17 (Notional Value $2,496,305)	1,597	(5,542)
(Total Notional Value $5,029,223)		$15,364

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††,9
Index	Counterparty	Exchange	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.NA.HY.28 Index	Barclays Bank plc	ICE	5.00%	06/20/22	$4,000,000	$(4,278,400)	$251,709	$26,691

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	Affiliated issuer — See Note 6.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[5]	Securities lending collateral — See Note 5.
[6]	Rate indicated is the 7 day yield as of June 30, 2017.
[7]	Total Return based on Credit Suisse Merger Arbitrage Liquid Index +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2017.
[8]	Total Return based on Credit Suisse Illiquidity Premium Liquid Index +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2017.
[9]	Credit Default Swaps — See Note 2.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust
CDX.NA.HY.28 Index – Credit Default Swap North American High Yield Series 28 Index
ICE — Intercontinental Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3		Total
Common Stocks	$989,006	$—	$—	$—	$—		$989,006
Credit Default Swap Agreements	—	—	—	26,691	—		26,691
Equity Index Swap Agreements	—	—	—	20,906	—		20,906
Exchange-Traded Funds	61,873	—	—	—	—		61,873
Master Limited Partnership	7,473	—	—	—	—		7,473
Mutual Funds	8,199,943	—	—	—	—		8,199,943
Repurchase Agreements	—	—	3,213,668	—	—		3,213,668
Rights	—	—	—	—	—	**	—	**
Securities Lending Collateral	63,512	—	—	—	—		63,512
Total Assets	$9,321,807	$—	$3,213,668	$47,597	$—	**	$12,583,072

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3		Total
Equity Futures Contracts	$—	$1,234	$—	$—	$—		$1,234
Equity Index Swap Agreements	—	—	—	5,542	—		5,542
Interest Rate Futures Contracts	—	8,661	—	—	—		8,661
Total Liabilities	$—	$9,895	$—	$5,542	$—		$15,437

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.
**	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 98.8%
REITs - 30.6%
American Tower Corp. — Class A	2,502	$331,064
Simon Property Group, Inc.	1,895	306,534
Crown Castle International Corp.	2,658	266,278
Public Storage	1,256	261,914
Equinix, Inc.	585	251,059
Prologis, Inc.	4,056	237,844
Welltower, Inc.	3,008	225,149
AvalonBay Communities, Inc.	1,149	220,803
Weyerhaeuser Co.	6,533	218,856
Ventas, Inc.	3,070	213,304
Equity Residential	3,153	207,562
GGP, Inc.	7,834	184,569
SBA Communications Corp.*	1,356	182,924
Digital Realty Trust, Inc.	1,618	182,753
Boston Properties, Inc.	1,480	182,070
Vornado Realty Trust	1,932	181,415
Essex Property Trust, Inc.	674	173,400
HCP, Inc.	5,187	165,777
Realty Income Corp.	2,976	164,216
Host Hotels & Resorts, Inc.	8,602	157,159
Annaly Capital Management, Inc.	12,172	146,673
Alexandria Real Estate Equities, Inc.	1,200	144,564
Mid-America Apartment Communities, Inc.	1,345	141,736
SL Green Realty Corp.	1,331	140,820
Extra Space Storage, Inc.	1,773	138,294
Regency Centers Corp.	2,189	137,119
UDR, Inc.[1]	3,493	136,122
Duke Realty Corp.	4,786	133,769
Iron Mountain, Inc.	3,838	131,874
Federal Realty Investment Trust	1,022	129,171
Gaming and Leisure Properties, Inc.	3,329	125,403
Macerich Co.	2,122	123,203
Colony NorthStar, Inc. — Class A	8,620	121,456
VEREIT, Inc.	14,764	120,179
Equity LifeStyle Properties, Inc.	1,379	119,063
Lamar Advertising Co. — Class A	1,584	116,535
AGNC Investment Corp.	5,399	114,945
Camden Property Trust	1,336	114,241
Kilroy Realty Corp.	1,519	114,153
Invitation Homes, Inc.	5,240	113,341
Omega Healthcare Investors, Inc.	3,351	110,650
Apartment Investment & Management Co. — Class A	2,547	109,445
American Campus Communities, Inc.	2,283	107,986
Forest City Realty Trust, Inc. — Class A	4,411	106,614
Kimco Realty Corp.	5,801	106,448
American Homes 4 Rent — Class A	4,696	105,989
Starwood Property Trust, Inc.	4,632	103,710
National Retail Properties, Inc.	2,647	103,498
Healthcare Trust of America, Inc. — Class A	3,320	103,285
Douglas Emmett, Inc.	2,701	103,205
Liberty Property Trust	2,523	102,711
Park Hotels & Resorts, Inc.	3,680	99,213
CoreSite Realty Corp.	930	96,283
Highwoods Properties, Inc.	1,882	95,436
EPR Properties	1,326	95,300
Hudson Pacific Properties, Inc.	2,755	94,193
Brixmor Property Group, Inc.	5,250	93,870
CyrusOne, Inc.	1,681	93,716
DuPont Fabros Technology, Inc.	1,529	93,514
Senior Housing Properties Trust	4,559	93,186
DCT Industrial Trust, Inc.	1,741	93,039
Medical Properties Trust, Inc.	7,191	92,548
Hospitality Properties Trust	3,160	92,114
New Residential Investment Corp.	5,868	91,306
CubeSmart	3,786	91,015
Gramercy Property Trust	3,038	90,259
STORE Capital Corp.	3,906	87,690
Equity Commonwealth*	2,700	85,320
Uniti Group, Inc.	3,392	85,275
Taubman Centers, Inc.	1,413	84,144
Healthcare Realty Trust, Inc.	2,411	82,336
GEO Group, Inc.	2,770	81,909
Cousins Properties, Inc.	9,287	81,633
Weingarten Realty Investors	2,677	80,578
Life Storage, Inc.	1,079	79,954
Sunstone Hotel Investors, Inc.	4,957	79,907
Spirit Realty Capital, Inc.	10,608	78,605
Corporate Office Properties Trust	2,231	78,152
CoreCivic, Inc.	2,814	77,610
DDR Corp.	8,391	76,106
LaSalle Hotel Properties	2,548	75,930
Brandywine Realty Trust	4,310	75,554
Physicians Realty Trust	3,650	73,511
Education Realty Trust, Inc.	1,856	71,920
Tanger Factory Outlet Centers, Inc.	2,580	67,028
RLJ Lodging Trust	3,360	66,763
Pebblebrook Hotel Trust[1]	1,961	63,223
DiamondRock Hospitality Co.	5,688	62,284
Retail Opportunity Investments Corp.	3,112	59,719
Washington Prime Group, Inc.	6,073	50,831
CBL & Associates Properties, Inc.[1]	5,700	48,051
Government Properties Income Trust	2,382	43,614
Total REITs		11,343,491
Banks - 29.5%
JPMorgan Chase & Co.	8,448	772,146
Wells Fargo & Co.	12,659	701,434
Bank of America Corp.	26,837	651,065
Citigroup, Inc.	8,410	562,460
Goldman Sachs Group, Inc.	1,865	413,844
Morgan Stanley	8,710	388,118
U.S. Bancorp	7,353	381,768
PNC Financial Services Group, Inc.	2,695	336,525
Bank of New York Mellon Corp.	5,823	297,089
Capital One Financial Corp.	3,300	272,646
BB&T Corp.	5,466	248,211
State Street Corp.	2,731	245,053
SunTrust Banks, Inc.	3,987	226,143

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Banks - 29.5% (continued)
M&T Bank Corp.	1,330	$215,394
Banco Bradesco S.A. ADR	24,637	209,415
Deutsche Bank AG	11,477	204,176
Northern Trust Corp.	2,093	203,461
Toronto-Dominion Bank	3,977	200,361
HSBC Holdings plc ADR	4,293	199,152
Royal Bank of Canada	2,720	197,254
Credit Suisse Group AG ADR*	13,221	193,027
ICICI Bank Ltd. ADR	21,169	189,889
KeyCorp	9,820	184,027
Fifth Third Bancorp	6,925	179,773
Citizens Financial Group, Inc.	4,955	176,794
Regions Financial Corp.	11,821	173,059
First Republic Bank	1,657	165,866
Huntington Bancshares, Inc.	12,233	165,390
Comerica, Inc.[1]	2,050	150,142
SVB Financial Group*	739	129,909
Zions Bancorporation	2,896	127,163
East West Bancorp, Inc.	2,089	122,374
Signature Bank*	843	120,996
Cullen/Frost Bankers, Inc.[1]	1,089	102,268
Commerce Bancshares, Inc.	1,790	101,726
Bank of the Ozarks	2,143	100,442
Synovus Financial Corp.	2,236	98,921
PacWest Bancorp	2,112	98,630
Webster Financial Corp.	1,744	91,072
Prosperity Bancshares, Inc.	1,374	88,266
Hancock Holding Co.	1,760	86,240
IBERIABANK Corp.	1,057	86,146
First Horizon National Corp.	4,931	85,898
Wintrust Financial Corp.	1,120	85,613
FNB Corp.	6,000	84,960
United Bankshares, Inc.	2,160	84,672
Umpqua Holdings Corp.	4,570	83,905
Texas Capital Bancshares, Inc.*	1,079	83,515
UMB Financial Corp.	1,087	81,373
MB Financial, Inc.	1,830	80,593
Home BancShares, Inc.	3,120	77,688
Chemical Financial Corp.	1,600	77,456
Fulton Financial Corp.	4,018	76,342
Cathay General Bancorp	1,892	71,801
Pinnacle Financial Partners, Inc.	1,130	70,964
Canadian Imperial Bank of Commerce	659	53,482
Total Banks		10,956,097
Insurance - 19.8%
Berkshire Hathaway, Inc. — Class B*	5,167	875,134
Hartford Financial Services Group, Inc.	6,818	358,421
MetLife, Inc.	6,106	335,464
American International Group, Inc.	5,264	329,105
Prudential Financial, Inc.	2,707	292,735
Marsh & McLennan Companies, Inc.	3,438	268,026
Travelers Cos., Inc.	1,991	251,921
Allstate Corp.	2,721	240,645
Aflac, Inc.	3,066	238,167
Chubb Ltd.	1,595	231,881
Willis Towers Watson plc	1,593	231,718
Progressive Corp.	4,828	212,867
Aon plc	1,581	210,194
Everest Re Group Ltd.	749	190,688
XL Group Ltd.	4,307	188,647
Arch Capital Group Ltd.*	2,021	188,539
Principal Financial Group, Inc.	2,842	182,087
Loews Corp.	3,610	168,984
Lincoln National Corp.	2,453	165,774
Markel Corp.*	165	161,017
Cincinnati Financial Corp.	1,997	144,683
Unum Group	2,962	138,118
Arthur J Gallagher & Co.	2,380	136,255
Athene Holding Ltd. — Class A*	2,690	133,451
Torchmark Corp.	1,686	128,979
American Financial Group, Inc.	1,266	125,802
WR Berkley Corp.	1,812	125,336
Reinsurance Group of America, Inc. — Class A	970	124,538
Voya Financial, Inc.	2,947	108,715
Brown & Brown, Inc.	2,422	104,316
Assurant, Inc.	982	101,824
First American Financial Corp.	2,140	95,637
Old Republic International Corp.	4,832	94,369
MGIC Investment Corp.*	7,800	87,360
Primerica, Inc.	1,060	80,295
Radian Group, Inc.	4,814	78,709
Selective Insurance Group, Inc.	1,420	71,071
AmTrust Financial Services, Inc.[1]	4,623	69,992
Genworth Financial, Inc. — Class A*	15,202	57,312
Total Insurance		7,328,776
Diversified Financial Services - 13.8%
American Express Co.	4,495	378,658
BlackRock, Inc. — Class A	846	357,359
Charles Schwab Corp.	7,508	322,544
CME Group, Inc. — Class A	2,177	272,647
Intercontinental Exchange, Inc.	4,038	266,185
Franklin Resources, Inc.	4,739	212,260
Discover Financial Services	3,399	211,384
Synchrony Financial	6,998	208,680
TD Ameritrade Holding Corp.	4,766	204,890
Ameriprise Financial, Inc.	1,445	183,934
T. Rowe Price Group, Inc.	2,442	181,221
Interactive Brokers Group, Inc. — Class A	4,490	168,016
Invesco Ltd.	4,533	159,516
Nasdaq, Inc.	2,049	146,483
Raymond James Financial, Inc.	1,803	144,637
CBOE Holdings, Inc.	1,517	138,654
E*TRADE Financial Corp.*	3,620	137,669
CIT Group, Inc.[1]	2,785	135,630
Ally Financial, Inc.	6,283	131,315
Affiliated Managers Group, Inc.[1]	789	130,864
SEI Investments Co.	2,272	122,188
SLM Corp.*	8,659	99,579
Eaton Vance Corp.	2,094	99,088
Credit Acceptance Corp.*	370	95,142
Navient Corp.	5,634	93,806
Santander Consumer USA Holdings, Inc.*	7,180	91,617
LPL Financial Holdings, Inc.	1,960	83,222
BGC Partners, Inc. — Class A	6,524	82,463
Legg Mason, Inc.	2,077	79,258
Federated Investors, Inc. — Class B	2,589	73,139
LendingClub Corp.*	11,587	63,844
WisdomTree Investments, Inc.[1]	5,038	51,236
Total Diversified Financial Services		5,127,128
Commercial Services - 1.7%
S&P Global, Inc.	1,767	257,964

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Commercial Services - 1.7% (continued)
Moody's Corp.	1,707	$207,708
MarketAxess Holdings, Inc.	560	112,616
LendingTree, Inc.*,1	354	60,959
Total Commercial Services		639,247
Savings & Loans - 1.1%
People's United Financial, Inc.	5,967	105,377
New York Community Bancorp, Inc.	7,815	102,611
Investors Bancorp, Inc.	6,084	81,282
Washington Federal, Inc.	2,163	71,812
BofI Holding, Inc.*,1	2,245	53,251
Total Savings & Loans		414,333
Real Estate - 1.0%
CBRE Group, Inc. — Class A*	4,244	154,481
Jones Lang LaSalle, Inc.	833	104,125
Realogy Holdings Corp.	3,028	98,259
Total Real Estate		356,865
Holding Companies-Diversified - 0.4%
Leucadia National Corp.	5,018	131,271
Software - 0.3%
MSCI, Inc. — Class A	1,240	127,708
Investment Companies - 0.3%
Ares Capital Corp.	7,219	118,247
Media - 0.3%
FactSet Research Systems, Inc.[1]	657	109,180
Total Common Stocks
(Cost $29,613,452)		36,652,343

PREFERRED STOCKS† - 0.6%
Banks - 0.6%
Itau Unibanco Holding S.A. ADR	18,608	205,618
Total Preferred Stocks
(Cost $165,830)		205,618

SECURITIES LENDING COLLATERAL†,2 - 2.3%
First American Government Obligations Fund — Class Z, 0.84%[3]	853,157	853,157
Total Securities Lending Collateral
(Cost $853,157)		853,157
Total Investments - 101.7%
(Cost $30,632,439)		$37,711,118
Other Assets & Liabilities, net - (1.7)%		(618,892)
Total Net Assets - 100.0%		$37,092,226

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	Securities lending collateral — See Note 5.
[3]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$36,652,343	$—	$—	$36,652,343
Preferred Stocks	205,618	—	—	205,618
Securities Lending Collateral	853,157	—	—	853,157
Total Assets	$37,711,118	$—	$—	$37,711,118

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
MUTUAL FUNDS† - 11.3%
Guggenheim Strategy Fund II1	214,716	$5,370,039
Guggenheim Strategy Fund I1	165,978	4,161,070
Total Mutual Funds
(Cost $9,476,633)		9,531,109

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 82.1%
U.S. Treasury Bond
3.00% due 05/15/47	$66,900,000	69,157,875
Total U.S. Government Securities
(Cost $68,222,018)		69,157,875

FEDERAL AGENCY DISCOUNT NOTES†† - 1.2%
Federal Home Loan Bank[2]
0.93% due 07/03/17	1,000,000	999,946
Total Federal Agency Discount Notes
(Cost $999,946)		999,946

U.S. TREASURY BILLS†† - 1.2%
U.S. Treasury Bill
0.91% due 08/03/17[3,4,6]	1,000,000	999,266
Total U.S. Treasury Bills
(Cost $999,152)		999,266

REPURCHASE AGREEMENTS††,5 - 4.9%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	1,582,088	1,582,088
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	1,450,461	1,450,461
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	1,122,973	1,122,973
Total Repurchase Agreements
(Cost $4,155,522)		4,155,522
Total Investments - 100.7%
(Cost $83,853,271)		$84,843,718
Other Assets & Liabilities, net - (0.7)%		(580,415)
Total Net Assets - 100.0%		$84,263,303

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2017 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $36,858,938)	222	$349,937

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2017.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Zero coupon rate security.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Federal Agency Discount Notes	$—	$—	$999,946	$—	$999,946
Interest Rate Futures Contracts	—	349,937	—	—	349,937
Mutual Funds	9,531,109	—	—	—	9,531,109
Repurchase Agreements	—	—	4,155,522	—	4,155,522
U.S. Government Securities	—	—	69,157,875	—	69,157,875
U.S. Treasury Bills	—	—	999,266	—	999,266
Total Assets	$9,531,109	$349,937	$75,312,609	$—	$85,193,655

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 99.6%
Pharmaceuticals - 35.7%
Johnson & Johnson	19,626	$2,596,323
Pfizer, Inc.	59,537	1,999,847
Merck & Co., Inc.	29,714	1,904,369
AbbVie, Inc.	20,460	1,483,554
Bristol-Myers Squibb Co.	24,535	1,367,089
Eli Lilly & Co.	15,984	1,315,483
Allergan plc	5,176	1,258,234
Shire plc ADR	6,232	1,029,963
Teva Pharmaceutical Industries Ltd. ADR	25,703	853,854
Express Scripts Holding Co.*	13,293	848,625
McKesson Corp.	4,987	820,561
Zoetis, Inc.	12,474	778,128
Cardinal Health, Inc.	8,982	699,877
Mylan N.V.*	17,528	680,437
Perrigo Company plc	8,613	650,454
Novartis AG ADR	7,731	645,307
Jazz Pharmaceuticals plc*	4,078	634,129
Endo International plc*	56,763	634,043
AmerisourceBergen Corp. — Class A	6,702	633,540
AstraZeneca plc ADR	18,216	620,983
GlaxoSmithKline plc ADR	14,317	617,349
Alkermes plc*	10,150	588,396
Novo Nordisk A/S ADR	13,020	558,428
Valeant Pharmaceuticals International, Inc.*	24,014	415,442
TESARO, Inc.*	2,730	381,818
VCA, Inc.*	4,135	381,702
Clovis Oncology, Inc.*	3,660	342,686
DexCom, Inc.*	4,515	330,272
Portola Pharmaceuticals, Inc.*	5,700	320,169
Premier, Inc. — Class A*	8,830	317,880
Mallinckrodt plc*	7,057	316,224
PRA Health Sciences, Inc.*	4,170	312,792
Neurocrine Biosciences, Inc.*,1	6,480	298,080
Akorn, Inc.*	8,540	286,432
ACADIA Pharmaceuticals, Inc.*	9,499	264,927
Nektar Therapeutics*	13,400	261,970
Ironwood Pharmaceuticals, Inc. — Class A*	13,170	248,650
Avexis, Inc.*,1	3,000	246,480
Prestige Brands Holdings, Inc.*	4,406	232,681
Agios Pharmaceuticals, Inc.*	4,192	215,678
Horizon Pharma plc*	17,688	209,957
Pacira Pharmaceuticals, Inc.*	4,348	207,400
Owens & Minor, Inc.	6,161	198,323
Radius Health, Inc.*,1	4,298	194,399
Sarepta Therapeutics, Inc.*	5,550	187,091
Array BioPharma, Inc.*,1	21,458	179,603
Impax Laboratories, Inc.*	10,687	172,061
Eagle Pharmaceuticals, Inc.*,1	2,140	168,825
Amicus Therapeutics, Inc.*	16,760	168,773
Global Blood Therapeutics, Inc.*	5,700	155,895
Synergy Pharmaceuticals, Inc.*,1	30,140	134,123
Depomed, Inc.*	11,295	121,308
Total Pharmaceuticals		30,490,614
Healthcare-Products - 23.5%
Abbott Laboratories	25,918	1,259,875
Thermo Fisher Scientific, Inc.	6,711	1,170,869
Danaher Corp.	12,785	1,078,926
Stryker Corp.	7,389	1,025,445
Medtronic plc	10,835	961,606
Becton Dickinson and Co.	4,830	942,381
Boston Scientific Corp.*	31,157	863,672
Baxter International, Inc.	13,849	838,418
Intuitive Surgical, Inc.*	878	821,255
Edwards Lifesciences Corp.*	6,043	714,524
Zimmer Biomet Holdings, Inc.	5,466	701,834
CR Bard, Inc.	2,198	694,810
Dentsply Sirona, Inc.	8,462	548,676
IDEXX Laboratories, Inc.*	3,389	547,052
Henry Schein, Inc.*	2,873	525,816
Hologic, Inc.*	10,968	497,728
Align Technology, Inc.*	3,302	495,696
Cooper Cos., Inc.	2,000	478,840
ResMed, Inc.	5,862	456,474
Teleflex, Inc.	2,130	442,529
Varian Medical Systems, Inc.*	4,148	428,032
West Pharmaceutical Services, Inc.	3,950	373,354
ABIOMED, Inc.*	2,540	363,982
Hill-Rom Holdings, Inc.	4,030	320,828
Bio-Techne Corp.	2,670	313,725
Masimo Corp.*	3,360	306,365
Bruker Corp.	10,600	305,704
VWR Corp.*	9,000	297,090
Alere, Inc.*	5,800	291,102
Patterson Companies, Inc.	6,199	291,043
Integra LifeSciences Holdings Corp.*	5,190	282,907
OPKO Health, Inc.*,1	41,027	269,958
ICU Medical, Inc.*	1,540	265,650
NuVasive, Inc.*	3,452	265,528
Insulet Corp.*	4,680	240,131
Nevro Corp.*	2,860	212,870
Natus Medical, Inc.*	4,300	160,390
Total Healthcare-Products		20,055,085
Biotechnology - 20.1%
Amgen, Inc.	9,170	1,579,348
Celgene Corp.*	11,125	1,444,803
Gilead Sciences, Inc.	20,005	1,415,954
Biogen, Inc.*	4,039	1,096,023
Regeneron Pharmaceuticals, Inc.*	2,157	1,059,389
Vertex Pharmaceuticals, Inc.*	6,203	799,381
Incyte Corp.*	6,073	764,651
Illumina, Inc.*	4,129	716,464
Alexion Pharmaceuticals, Inc.*	5,610	682,569
BioMarin Pharmaceutical, Inc.*	6,102	554,184
Exelixis, Inc.*	16,950	417,479
Bio-Rad Laboratories, Inc. — Class A*	1,710	386,990
Bioverativ, Inc.*	6,109	367,579
Alnylam Pharmaceuticals, Inc.*	4,545	362,509
Seattle Genetics, Inc.*	6,597	341,329
Kite Pharma, Inc.*,1	3,292	341,282
Ionis Pharmaceuticals, Inc.*	6,648	338,184
United Therapeutics Corp.*	2,606	338,076
Charles River Laboratories International, Inc.*	3,105	314,071
Exact Sciences Corp.*	8,394	296,896
Juno Therapeutics, Inc.*,1	9,810	293,221
Puma Biotechnology, Inc.*	3,070	268,318
Bluebird Bio, Inc.*	2,360	247,918
Intrexon Corp.*,1	9,970	240,177
Intercept Pharmaceuticals, Inc.*,1	1,960	237,297

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Biotechnology - 20.1% (continued)
Ligand Pharmaceuticals, Inc. — Class B*	1,940	$235,516
Medicines Co.*,1	6,175	234,712
Sage Therapeutics, Inc.*	2,940	234,142
Ultragenyx Pharmaceutical, Inc.*	3,440	213,658
Spark Therapeutics, Inc.*	3,210	191,765
Myriad Genetics, Inc.*	7,004	180,983
Halozyme Therapeutics, Inc.*	14,080	180,506
Innoviva, Inc.*	13,700	175,360
Esperion Therapeutics, Inc.*	3,500	161,980
Five Prime Therapeutics, Inc.*	4,520	136,097
Acorda Therapeutics, Inc.*	6,675	131,498
AMAG Pharmaceuticals, Inc.*	6,910	127,144
Alder Biopharmaceuticals, Inc.*1	7,220	82,669
Total Biotechnology		17,190,122
Healthcare-Services - 14.7%
UnitedHealth Group, Inc.	10,212	1,893,510
Aetna, Inc.	6,529	991,299
Anthem, Inc.	5,154	969,622
Cigna Corp.	5,396	903,236
Humana, Inc.	3,602	866,713
HCA Healthcare, Inc.*	9,174	799,973
Quintiles IMS Holdings, Inc.*	6,950	622,025
Laboratory Corp. of America Holdings*	3,787	583,728
Quest Diagnostics, Inc.	5,069	563,470
Centene Corp.*	6,303	503,484
DaVita, Inc.*	7,636	494,507
Universal Health Services, Inc. — Class B	4,029	491,860
WellCare Health Plans, Inc.*	2,340	420,170
Envision Healthcare Corp.*	6,313	395,636
MEDNAX, Inc.*,1	5,616	339,038
HealthSouth Corp.	5,970	288,948
Acadia Healthcare Co., Inc.*,1	5,840	288,379
Molina Healthcare, Inc.*	4,006	277,135
LifePoint Health, Inc.*	3,508	235,562
Brookdale Senior Living, Inc. — Class A*	15,144	222,768
Tenet Healthcare Corp.*	10,240	198,042
Magellan Health, Inc.*	2,450	178,605
Total Healthcare-Services		12,527,710
Electronics - 2.4%
Agilent Technologies, Inc.	10,554	625,958
Waters Corp.*	2,961	544,350
Mettler-Toledo International, Inc.*,1	900	529,686
PerkinElmer, Inc.	5,851	398,687
Total Electronics		2,098,681
Software - 2.3%
Cerner Corp.*	9,927	659,848
Veeva Systems, Inc. — Class A*	7,182	440,328
athenahealth, Inc.*,1	2,320	326,076
Medidata Solutions, Inc.*	3,885	303,807
Allscripts Healthcare Solutions, Inc.*	16,224	207,018
Total Software		1,937,077
Commercial Services - 0.9%
PAREXEL International Corp.*	3,428	297,928
Incorporated Research Holdings, Inc. — Class A*	4,082	238,797
HealthEquity, Inc.*	4,570	227,723
Total Commercial Services		764,448
Total Common Stocks
(Cost $77,638,476)		85,063,737

RIGHTS††† - 0.0%
Dyax Corp.
Expires 01/25/18*	5,700	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	$467,849	467,849
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	173,247	173,247
Total Repurchase Agreements
(Cost $641,096)		641,096

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.7%
First American Government Obligations Fund — Class Z, 0.84%[4]	2,305,857	2,305,857
Total Securities Lending Collateral
(Cost $2,305,857)		2,305,857
Total Investments - 103.0%
(Cost $80,585,429)		$88,010,690
Other Assets & Liabilities, net - (3.0)%		(2,590,076)
Total Net Assets - 100.0%		$85,420,614

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3		Total
Common Stocks	$85,063,737	$—	$—		$85,063,737
Repurchase Agreements	—	641,096	—		641,096
Rights	—	—	—	*	—	*
Securities Lending Collateral	2,305,857	—	—		2,305,857
Total Assets	$87,369,594	$641,096	$—	*	$88,010,690

*	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
MUTUAL FUNDS† - 8.0%
Guggenheim Strategy Fund I1	514,692	$12,903,332
Guggenheim Strategy Fund II1	500,348	12,513,699
Guggenheim Strategy Fund III[1]	281,668	7,044,523
Total Mutual Funds
(Cost $32,195,923)		32,461,554

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 39.5%
Fannie Mae[2]
0.71% due 07/03/17	$109,000,000	108,994,247
Federal Home Loan Bank[3]
0.91% due 09/20/17	20,000,000	19,954,799
0.98% due 07/03/17	13,337,000	13,336,274
0.93% due 07/05/17	6,800,000	6,799,244
1.00% due 07/05/17	5,000,000	4,999,447
0.94% due 07/05/17	1,920,000	1,919,790
1.01% due 07/07/17	1,320,000	1,319,778
0.94% due 07/14/17	994,000	993,663
1.00% due 07/19/17	600,000	599,700
0.95% due 07/05/17	360,000	359,960
Total Federal Home Loan Bank		50,282,655
Total Federal Agency Discount Notes
(Cost $159,280,838)		159,276,902

FEDERAL AGENCY NOTES†† - 24.3%
Federal Home Loan Bank[3]
1.02% due 10/20/17[4]	33,000,000	32,996,700
1.03% due 09/26/17[4]	23,000,000	22,998,643
1.26% due 08/04/17[4]	15,000,000	15,002,670
1.00% due 06/13/22[5]	5,000,000	4,992,880
Total Federal Home Loan Bank		75,990,893
Federal Farm Credit Bank[3]
1.17% due 03/12/19[4]	20,000,000	20,000,040
0.68% due 07/03/17	2,000,000	2,000,000
Total Federal Farm Credit BAnk		22,000,040
Total Federal Agency Notes
(Cost $97,998,873)		97,990,933

U.S. TREASURY BILLS†† - 17.3%
U.S. Treasury Bill
1.07% due 12/14/17[6,11]	42,500,000	42,293,322
1.10% due 12/14/17[6,11]	17,500,000	17,414,898
0.91% due 08/03/17[6,7,11]	5,000,000	4,996,330
1.08% due 12/14/17[6,11]	5,000,000	4,975,685
Total U.S. Treasury Bills
(Cost $69,663,772)		69,680,235

REPURCHASE AGREEMENTS††,8 - 6.8%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17[9]	14,016,458	14,016,458
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	9,113,370	9,113,370
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[9]	4,492,064	4,492,064
Total Repurchase Agreements
(Cost $27,621,892)		27,621,892
Total Investments - 95.9%
(Cost $386,761,298)		$387,031,516
Other Assets & Liabilities, net - 4.1%		16,448,334
Total Net Assets - 100.0%		$403,479,850

	Contracts	Unrealized Gain/(Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2017 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $328,151,328)	2,785	$(776,770)

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2017 iShares iBoxx High Yield Corporate Bond Swap 0.69%[10], Terminating 07/06/17 (Notional Value $51,086,503)	577,967	$43,304

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††
Index	Counterparty	Exchange	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.NA.HY.28 Index	Barclays Bank plc	ICE	5.00%	06/20/22	$166,420,000	$(178,002,832)	$10,431,489	$1,151,343
CDX.NA.HY.28 Index	Goldman Sachs International	ICE	5.00%	06/20/22	172,800,000	(184,826,880)	10,921,553	1,105,327
								$2,256,670

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Variable rate security. Rate indicated is rate effective at June 30, 2017.
[5]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[6]	Rate indicated is the effective yield at the time of purchase.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

[7]	All or a portion of this security is pledged as futures collateral at June 30, 2017.
[8]	Repurchase Agreements — See Note 4.
[9]	All or a portion of this security is pledged as credit default swap collateral at June 30, 2017.
[10]	Total Return based on iShares iBoxx $ High Yield Corporate Bond ETF +/- financing at variable rate. Rate indicated is the rate effective at June 30, 2017.
[11]	Zero coupon rate security.
CDX.NA.HY.28.INDEX — Credit Default Swap North American High Yield Series 28 Index ICE — Intercontinental Exchange plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Credit Default Swap Agreements	$—	$—	$—	$2,256,670	$—	$2,256,670
Equity Index Swap Agreements	—	—	—	43,304	—	43,304
Federal Agency Discount Notes	—	—	159,276,902	—	—	159,276,902
Federal Agency Notes	—	—	97,990,933	—	—	97,990,933
Mutual Funds	32,461,554	—	—	—	—	32,461,554
Repurchase Agreements	—	—	27,621,892	—	—	27,621,892
U.S. Treasury Bills	—	—	69,680,235	—	—	69,680,235
Total Assets	$32,461,554	$—	$354,569,962	$2,299,974	$—	$389,331,490

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Interest Rate Futures Contracts	$—	$776,770	$—	$—	$—	$776,770

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 97.8%
Internet - 50.5%
Alphabet, Inc. — Class A*	3,129	$2,908,968
Amazon.com, Inc.*	2,610	2,526,479
Facebook, Inc. — Class A*	16,150	2,438,326
Priceline Group, Inc.*	612	1,144,757
Alibaba Group Holding Ltd. ADR*	6,740	949,665
Netflix, Inc.*	6,356	949,650
Baidu, Inc. ADR*	4,387	784,659
eBay, Inc.*	20,868	728,711
JD.com, Inc. ADR*	16,062	629,952
Expedia, Inc.	3,690	549,626
Ctrip.com International Ltd. ADR*	9,743	524,758
Twitter, Inc.*	25,107	448,662
Symantec Corp.	14,162	400,077
Palo Alto Networks, Inc.*	2,863	383,098
VeriSign, Inc.*	3,783	351,668
Zillow Group, Inc. — Class C*	7,153	350,569
Zillow Group, Inc. — Class A*	7,173	350,329
IAC/InterActiveCorp*	3,307	341,415
F5 Networks, Inc.*	2,567	326,163
MercadoLibre, Inc.	1,290	323,635
GoDaddy, Inc. — Class A*	7,380	313,060
Shopify, Inc. — Class A*	3,570	310,233
YY, Inc. ADR*	5,021	291,369
58.com, Inc. ADR*,1	6,463	285,083
Weibo Corp. ADR*,1	4,275	284,179
SINA Corp.*	3,343	284,055
Wayfair, Inc. — Class A*	3,663	281,611
TripAdvisor, Inc.*	7,130	272,366
Match Group, Inc.*	15,510	269,564
Vipshop Holdings Ltd. ADR*	23,915	252,303
GrubHub, Inc.*	5,115	223,014
Liberty Expedia Holdings, Inc. — Class A*	3,889	210,084
Pandora Media, Inc.*,1	23,143	206,436
Stamps.com, Inc.*,1	1,202	186,160
Trade Desk, Inc. — Class A*	3,450	172,880
Yelp, Inc. — Class A*	5,618	168,652
WebMD Health Corp. — Class A*	2,869	168,267
TrueCar, Inc.*	7,910	157,646
Etsy, Inc.*	10,368	155,520
Wix.com Ltd.*	2,220	154,512
Cogent Communications Holdings, Inc.	3,811	152,821
Shutterstock, Inc.*	3,348	147,580
Shutterfly, Inc.*,1	3,062	145,445
NIC, Inc.	6,710	127,155
Blucora, Inc.*	5,120	108,544
Total Internet		22,739,706
Telecommunications - 12.3%
Cisco Systems, Inc.	46,379	1,451,664
Motorola Solutions, Inc.	5,013	434,828
Juniper Networks, Inc.	13,344	372,031
Arista Networks, Inc.*	2,476	370,880
CommScope Holding Company, Inc.*	8,186	311,314
LogMeIn, Inc.	2,558	267,311
ARRIS International plc*	9,147	256,299
Ubiquiti Networks, Inc.*,1	4,656	241,972
ViaSat, Inc.*	3,304	218,725
Ciena Corp.*	8,209	205,389
Finisar Corp.*	7,485	194,460
InterDigital, Inc.	2,437	188,380
Viavi Solutions, Inc.*	16,695	175,798
Acacia Communications, Inc.*,1	3,468	143,818
Oclaro, Inc.*,1	14,713	137,419
NETGEAR, Inc.*	3,082	132,834
Infinera Corp.*	12,285	131,081
ADTRAN, Inc.	5,545	114,504
Extreme Networks, Inc.*	12,370	114,051
Gogo, Inc.*,1	8,123	93,658
Total Telecommunications		5,556,416
Software - 12.2%
salesforce.com, Inc.*	10,740	930,083
Intuit, Inc.	4,927	654,355
NetEase, Inc. ADR	1,755	527,606
Red Hat, Inc.*	5,220	499,815
Citrix Systems, Inc.*	5,117	407,211
Momo, Inc. ADR*	9,740	359,990
Veeva Systems, Inc. — Class A*	5,829	357,376
Akamai Technologies, Inc.*	6,699	333,677
j2 Global, Inc.	2,653	225,744
Twilio, Inc. — Class A*,1	6,630	192,999
New Relic, Inc.*	4,340	186,663
Box, Inc. — Class A*	9,740	177,658
2U, Inc.*	3,650	171,258
Allscripts Healthcare Solutions, Inc.*	13,346	170,295
Cornerstone OnDemand, Inc.*	4,490	160,518
SPS Commerce, Inc.*	1,910	121,782
Total Software		5,477,030
Semiconductors - 4.8%
Broadcom Ltd.	4,744	1,105,590
QUALCOMM, Inc.	18,811	1,038,743
Total Semiconductors		2,144,333
Diversified Financial Services - 4.7%
Charles Schwab Corp.	19,649	844,122
TD Ameritrade Holding Corp.	12,560	539,954
E*TRADE Financial Corp.*	9,677	368,016
BGC Partners, Inc. — Class A	17,184	217,206
LendingClub Corp.*	30,254	166,700
Total Diversified Financial Services		2,135,998
Commercial Services - 4.4%
PayPal Holdings, Inc.*	17,346	930,960
CoStar Group, Inc.*	1,332	351,115
Live Nation Entertainment, Inc.*	8,444	294,273
Cimpress N.V.*,1	2,650	250,505
NutriSystem, Inc.[1]	2,699	140,483
Total Commercial Services		1,967,336
Computers - 3.4%
Check Point Software Technologies Ltd.*	3,245	353,964
BlackBerry Ltd.*	27,830	278,021
Brocade Communications Systems, Inc.	20,955	264,243

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 97.8% (continued)
Computers - 3.4% (continued)
Nutanix, Inc. — Class A*	10,630	$214,195
NetScout Systems, Inc.*	5,922	203,717
Lumentum Holdings, Inc.*	3,538	201,843
Total Computers		1,515,983
Media - 2.3%
Time Warner, Inc.	10,174	1,021,571
REITs - 1.5%
Equinix, Inc.	1,553	666,485
Aerospace & Defense - 0.9%
Harris Corp.	3,858	420,830
Retail - 0.3%
HSN, Inc.	4,848	154,651
Electronics - 0.3%
Applied Optoelectronics, Inc.*,1	2,140	132,231
Leisure Time - 0.2%
Liberty TripAdvisor Holdings, Inc. — Class A*	9,608	111,453
Total Common Stocks
(Cost $35,712,737)		44,044,023

CLOSED-END FUNDS† - 1.9%
Altaba, Inc.*	15,341	835,778
Total Closed-End Funds
(Cost $604,622)		835,778

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.1%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	$36,447	36,447
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	13,496	13,496
Total Repurchase Agreements
(Cost $49,943)		49,943

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.4%
First American Government Obligations Fund — Class Z, 0.84%[4]	1,518,278	1,518,278
Total Securities Lending Collateral
(Cost $1,518,278)		1,518,278
Total Investments - 103.2%
(Cost $37,885,580)		$46,448,022
Other Assets & Liabilities, net - (3.2)%		(1,436,294)
Total Net Assets - 100.0%		$45,011,728

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$44,044,023	$—	$—	$44,044,023
Closed-End Funds	835,778	—	—	835,778
Repurchase Agreements	—	49,943	—	49,943
Securities Lending Collateral	1,518,278	—	—	1,518,278
Total Assets	$46,398,079	$49,943	$—	$46,448,022

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 155.6%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17[2]	$266,473	$266,473
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	171,244	171,244
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[2]	162,090	162,090
Total Repurchase Agreements
(Cost $599,807)		599,807
Total Investments - 155.6%
(Cost $599,807)		$599,807
Other Assets & Liabilities, net - (55.6)%		(214,235)
Total Net Assets - 100.0%		$385,572

	Units	Unrealized Gain
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International July 2017 Bank of New York Mellon Emerging Markets 50 ADR Index Swap 0.74%[3], Terminating 07/27/17 (Notional Value $525,842)	216	$3,879
BNP Paribas July 2017 Bank of New York Mellon Emerging Markets 50 ADR Index Swap 0.57%[3], Terminating 07/28/17 (Notional Value $244,549)	100	2,399
(Total Notional Value $770,391)		$6,278

††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[3]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$6,278	$—	$6,278
Repurchase Agreements	—	599,807	—	—	599,807
Total Assets	$—	$599,807	$6,278	$—	$606,085

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
MUTUAL FUNDS† - 18.3%
Guggenheim Strategy Fund I1	483,680	$12,125,866
Guggenheim Strategy Fund II1	424,204	10,609,354
Total Mutual Funds
(Cost $22,537,266)		22,735,220

	Face Amount
FEDERAL AGENCY NOTES†† - 61.3%
Federal Home Loan Bank[2]
1.00% due 06/13/22[5]	$10,000,000	9,985,760
1.26% due 08/04/17[3]	7,500,000	7,501,335
1.10% due 06/29/22[5]	7,500,000	7,497,337
1.02% due 08/07/17	2,000,000	1,999,654
0.74% due 08/14/17[3]	1,200,000	1,199,699
Total Federal Home Loan Bank		28,183,785
Federal Farm Credit Bank[2]
1.17% due 03/12/19[3]	19,500,000	19,500,039
1.32% due 09/18/17[3]	1,875,000	1,876,033
1.47% due 06/12/18[3]	1,300,000	1,304,464
1.50% due 07/18/18[3]	1,000,000	1,002,789
1.29% due 05/11/18[3]	1,000,000	1,001,209
Total Federal Farm Credit Bank		24,684,534
Freddie Mac[4]
0.88% due 10/26/18[5]	17,000,000	16,999,354
1.25% due 04/25/22[5]	5,000,000	4,998,240
Total Freddie Mac		21,997,594
Fannie Mae[4]
0.88% due 08/28/17	1,103,000	1,102,633
Total Federal Agency Notes
(Cost $75,975,805)		75,968,546

FEDERAL AGENCY BONDS†† - 6.9%
Private Export Funding Corp.
2.25% due 12/15/17	4,255,000	4,271,676
5.45% due 09/15/17	3,278,000	3,305,184
Total Private Export Funding Corp.		7,576,860
Farmer Mac[2]
1.48% due 01/25/18[3]	1,000,000	1,002,066
Total Federal Agency Bonds
(Cost $8,584,951)		8,578,926

FEDERAL AGENCY DISCOUNT NOTES†† - 3.3%
Federal Home Loan Bank[2]
0.95% due 07/05/17	2,900,000	2,899,694
1.00% due 07/05/17	1,200,000	1,199,867
Total Federal Agency Discount Notes
(Cost $4,099,561)		4,099,561

U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bill
0.91% due 08/03/17[6,7,10]	800,000	799,413
Total U.S. Treasury Bills
(Cost $799,322)		799,413

REPURCHASE AGREEMENTS††,[8] – 69.1%
Individual Repurchase Agreements[9]
Mizuho Financial Group, Inc. issued 06/30/17 at 1.18% due 07/03/17 (secured by a U.S. Treasury Bond, at a rate of 3.00% and maturing at 05/15/47 as collateral, with a value of $65,708,667) to be repurchased at $65,702,250	65,702,206	65,702,206
Barclays Capital issued 06/30/17 at 1.05% due 07/03/17 (secured by a U.S. Treasury Bond, at a rate of 3.00% and maturing 05/15/47 as collateral, with a value of $15,710,040) to be repurchased at $15,403,348	15,402,000	15,402,000
Joint Repurchase Agreements
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	1,757,590	1,757,590
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	1,611,361	1,611,361
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	1,247,545	1,247,545
Total Repurchase Agreements
(Cost $85,720,702)		85,720,702
Total Investments - 159.6%
(Cost $197,717,607)		$197,902,368

U.S. GOVERNMENT SECURITIES SOLD SHORT†† - (70.6)%
U.S. Treasury Bond
3.00% due 05/15/47	84,700,000	(87,558,626)
Total U.S. Government Securities Sold Short
(Proceeds $85,768,580)		(87,558,626)
Other Assets & Liabilities, net - 11.0%		13,699,224
Total Net Assets - 100.0%		$124,042,966

	Contracts	Unrealized Loss
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2017 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $40,843,688)	246	$(524,041)

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at June 30, 2017.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[6]	All or a portion of this security is pledged as futures collateral at June 30, 2017.
[7]	Rate indicated is the effective yield at the time of purchase.
[8]	Repurchase Agreements — See Note 4.
[9]	All or a portion of this security is pledged as short security collateral at June 30, 2017.
[10]	Zero coupon rate security.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Federal Agency Bonds	$—	$—	$8,578,926	$—	$8,578,926
Federal Agency Discount Notes	—	—	4,099,561	—	4,099,561
Federal Agency Notes	—	—	75,968,546	—	75,968,546
Mutual Funds	22,735,220	—	—	—	22,735,220
Repurchase Agreements	—	—	85,720,702	—	85,720,702
U.S. Treasury Bills	—	—	799,413	—	799,413
Total Assets	$22,735,220	$—	$175,167,148	$—	$197,902,368

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Interest Rate Futures Contracts	$—	$524,041	$—	$—	$524,041
U.S. Government Securities	—	—	87,558,626	—	87,558,626
Total Liabilities	$—	$524,041	$87,558,626	$—	$88,082,667

*	Other financial instruments include futures contracts which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
MUTUAL FUNDS† - 79.7%
Guggenheim Strategy Fund I1	46,825	$1,173,913
Guggenheim Strategy Fund II1	46,809	1,170,691
Total Mutual Funds
(Cost $2,322,706)		2,344,604

	Face Amount
REPURCHASE AGREEMENTS††,2 - 24.8%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$277,819	277,819
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	254,706	254,706
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	197,198	197,198
Total Repurchase Agreements
(Cost $729,723)		729,723
Total Investments - 104.5%
(Cost $3,052,429)		$3,074,327
Other Assets & Liabilities, net - (4.5)%		(133,511)
Total Net Assets - 100.0%		$2,940,816

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2017 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $2,710,047)	23	$6,329

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION PURCHASED ††
Index	Counterparty	Exchange	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Depreciation
CDX.NA.HY.28 Index	Barclays Bank plc	ICE	5.00%	06/20/22	$1,470,000	$1,572,312	$(102,246)	$(66)
CDX.NA.HY.28 Index	Goldman Sachs International	ICE	5.00%	06/20/22	1,300,000	1,390,480	(89,074)	(1,406)
								(1,472)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	Repurchase Agreements — See Note 4.
CDX.NA.HY.28 Index — Credit Default Swap North American High Yield Series 28 Index.
ICE — Intercontinental Exchange
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Interest Rate Futures Contracts	$—	$6,329	$—	$—	$—	$6,329
Mutual Funds	2,344,604	—	—	—	—	2,344,604
Repurchase Agreements	—	—	729,723	—	—	729,723
Total Assets	$2,344,604	$6,329	$729,723	$—	$—	$3,080,656

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Credit Default Swap Agreements	$—	$—	$—	$1,472	$—	$1,472

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
MUTUAL FUNDS† - 43.0%
Guggenheim Strategy Fund I1	5,440	$136,381
Guggenheim Strategy Fund II1	5,446	136,194
Total Mutual Funds
(Cost $270,358)		272,575

	Face Amount
REPURCHASE AGREEMENTS††,2 - 21.9%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17[3]	$59,977	59,977
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	41,396	41,396
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[3]	37,539	37,539
Total Repurchase Agreements
(Cost $138,912)		138,912
Total Investments - 64.9%
(Cost $409,270)		$411,487
Other Assets & Liabilities, net - 35.1%		222,134
Total Net Assets - 100.0%		$633,621

	Units	Unrealized Gain (Loss)
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International July 2017 S&P MidCap 400 Index Swap 1.24%[4], Terminating 07/27/17 (Notional Value $504,351)	289	$981
BNP Paribas July 2017 S&P MidCap 400 Index Swap 0.82%[4], Terminating 07/28/17 (Notional Value $44,800)	26	7
Barclays Bank plc July 2017 S&P MidCap 400 Index Swap 1.39%[4], Terminating 07/31/17 (Notional Value $64,495)	37	(91)
(Total Notional Value $613,646)		$897

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[4]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$988	$—	$988
Mutual Funds	272,575	—	—	—	272,575
Repurchase Agreements	—	138,912	—	—	138,912
Total Assets	$272,575	$138,912	$988	$—	$412,475

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$91	$—	$91

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
MUTUAL FUNDS† - 46.7%
Guggenheim Strategy Fund II1	104,998	$2,625,994
Guggenheim Strategy Fund I1	104,616	2,622,730
Total Mutual Funds
(Cost $5,211,633)		5,248,724

	Face Amount
REPURCHASE AGREEMENTS††,2 - 50.0%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17[3]	$2,432,234	2,432,234
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	1,667,937	1,667,937
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[3]	1,518,321	1,518,321
Total Repurchase Agreements
(Cost $5,618,492)		5,618,492
Total Investments - 96.7%
(Cost $10,830,125)		$10,867,216
Other Assets & Liabilities, net - 3.3%		373,205
Total Net Assets - 100.0%		$11,240,421

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2017 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $7,349,550)	65	$49,952

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International July 2017 NASDAQ-100 Index Swap 1.49%[4], Terminating 07/27/17 (Notional Value $1,408,869)	249	$32,286
BNP Paribas July 2017 NASDAQ-100 Index Swap 0.97%[4], Terminating 07/28/17 (Notional Value $1,746,436)	309	29,467
Barclays Bank plc July 2017 NASDAQ-100 Index Swap 1.54%[4], Terminating 07/31/17 (Notional Value $651,362)	115	691
(Total Notional Value $3,806,667)		$62,444

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[4]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$49,952	$—	$—	$—	$49,952
Equity Index Swap Agreements	—	—	—	62,444	—	62,444
Mutual Funds	5,248,724	—	—	—	—	5,248,724
Repurchase Agreements	—	—	5,618,492	—	—	5,618,492
Total Assets	$5,248,724	$49,952	$5,618,492	$62,444	$—	$10,979,612

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
MUTUAL FUNDS† - 9.5%
Guggenheim Strategy Fund I1	24,377	$611,141
Guggenheim Strategy Fund II1	24,220	605,734
Total Mutual Funds
(Cost $1,204,972)		1,216,875

	Face Amount
FEDERAL AGENCY NOTES†† - 7.8%
Federal Farm Credit Bank[2]
1.42% due 09/12/18[3]	$1,000,000	1,003,130
Total Federal Agency Notes
(Cost $999,879)		1,003,130

REPURCHASE AGREEMENTS††,4 - 73.6%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17[5]	3,712,816	3,712,816
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	3,189,923	3,189,923
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[5]	2,556,132	2,556,132
Total Repurchase Agreements
(Cost $9,458,871)		9,458,871
Total Investments - 90.9%
(Cost $11,663,722)		$11,678,876
Other Assets & Liabilities, net - 9.1%		1,174,050
Total Net Assets - 100.0%		$12,852,926

	Units	Unrealized Gain
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International July 2017 Russell 2000 Index Swap 0.74%[6], Terminating 07/27/17 (Notional Value $6,520,753)	4,607	$3,020
BNP Paribas July 2017 Russell 2000 Index Swap 0.32%[6], Terminating 07/28/17 (Notional Value $1,257,823)	889	537
Barclays Bank plc July 2017 Russell 2000 Index Swap 0.69%[6], Terminating 07/31/17 (Notional Value $4,805,710)	3,395	206
(Total Notional Value $12,584,286)		$3,763

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at June 30, 2017.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[6]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$3,763	$—	$3,763
Federal Agency Notes	—	1,003,130	—	—	1,003,130
Mutual Funds	1,216,875	—	—	—	1,216,875
Repurchase Agreements	—	9,458,871	—	—	9,458,871
Total Assets	$1,216,875	$10,462,001	$3,763	$—	$11,682,639

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
MUTUAL FUNDS† - 17.3%
Guggenheim Strategy Fund II1	310,783	$7,772,685
Guggenheim Strategy Fund I1	252,188	6,322,356
Total Mutual Funds
(Cost $13,966,032)		14,095,041

	Face Amount
FEDERAL AGENCY NOTES†† - 61.2%
Freddie Mac[2]
0.80% due 10/27/17	$7,500,000	7,494,061
0.88% due 10/26/18[3]	5,000,000	4,999,810
1.00% due 10/28/19[3]	5,000,000	4,993,585
1.25% due 04/25/22[3]	4,286,000	4,284,491
Total Freddie Mac		21,771,947
Federal Farm Credit Bank[4]
1.17% due 03/12/19[5]	15,000,000	15,000,030
1.26% due 12/08/17[5]	600,000	600,491
Total Federal Farm Credit Bank		15,600,521
Federal Home Loan Bank[4]
1.00% due 06/13/22[3]	7,500,000	7,489,320
1.10% due 06/29/22[3]	5,000,000	4,998,225
Total Federal Home Loan Bank		12,487,545
Total Federal Agency Notes
(Cost $49,883,842)		49,860,013

FEDERAL AGENCY DISCOUNT NOTES†† - 6.2%
Federal Home Loan Bank[4]
0.95% due 07/12/17	2,435,000	2,434,292
0.95% due 07/06/17	1,800,000	1,799,763
0.95% due 07/07/17	800,000	799,873
Total Federal Home Loan Bank		5,033,928
Total Federal Agency Discount Notes
(Cost $5,033,928)		5,033,928

U.S. TREASURY BILLS†† - 0.6%
U.S. Treasury Bill
0.96% due 09/07/17[6,7,8]	500,000	499,129
Total U.S. Treasury Bills
(Cost $499,079)		499,129

REPURCHASE AGREEMENTS††,9 - 15.4%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17[6]	5,343,185	5,343,185
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	3,844,956	3,844,956
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[6]	3,402,431	3,402,431
Total Repurchase Agreements
(Cost $12,590,572)		12,590,572
Total Investments - 100.7%
(Cost $81,973,453)		$82,078,683
Other Assets & Liabilities, net - (0.7)%		(555,031)
Total Net Assets - 100.0%		$81,523,652

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $29,052,000)	240	$172,422

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
BNP Paribas July 2017 S&P 500 Index Swap 0.97%[10], Terminating 07/28/17 (Notional Value $47,547,067)	19,620	$158,413
Goldman Sachs International July 2017 S&P 500 Index Swap 1.59%[10], Terminating 07/27/17 (Notional Value $1,803,133)	744	11,435
Barclays Bank plc July 2017 S&P 500 Index Swap 1.49%[10], Terminating 07/31/17 (Notional Value $3,532,896)	1,458	(5,251)
		–
(Total Notional Value $52,883,096)		$164,597

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[4]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[5]	Variable rate security. Rate indicated is rate effective at June 30, 2017.
[6]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[7]	Rate indicated is the effective yield at the time of purchase.
[8]	Zero coupon rate security.
[9]	Repurchase Agreements — See Note 4.
[10]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$172,422	$—	$—	$—	$172,422
Equity Index Swap Agreements	—	—	—	169,848	—	169,848
Federal Agency Discount Notes	—	—	5,033,928	—	—	5,033,928
Federal Agency Notes	—	—	49,860,013	—	—	49,860,013
Mutual Funds	14,095,041	—	—	—	—	14,095,041
Repurchase Agreements	—	—	12,590,572	—	—	12,590,572
U.S. Treasury Bills	—	—	499,129	—	—	499,129
Total Assets	$14,095,041	$172,422	$67,983,642	$169,848	$—	$82,420,953

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$5,251	$—	$5,251

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
MUTUAL FUNDS† - 4.3%
Guggenheim Strategy Fund II1	24,001	$600,275
Guggenheim Strategy Fund I1	23,927	599,860
Total Mutual Funds
(Cost $1,195,546)		1,200,135

	Face Amount
U.S. TREASURY BILLS†† - 0.4%
U.S. Treasury Bill
0.91% due 08/03/17[2,3,4]	$100,000	99,927
Total U.S. Treasury Bills
(Cost $99,915)		99,927

REPURCHASE AGREEMENTS††,5 - 7.7%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	828,248	828,248
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	759,339	759,339
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	587,894	587,894
Total Repurchase Agreements
(Cost $2,175,481)		2,175,481
Total Investments - 12.4%
(Cost $3,470,942)		$3,475,543
Other Assets & Liabilities, net - 87.6%		24,642,930
Total Net Assets - 100.0%		$28,118,473

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
September 2017 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $56,249,375)	559	$88,355
		–
CURRENCY FUTURES CONTRACTS PURCHASED†
September 2017 Japanese Yen Futures Contracts (Aggregate Value of Contracts $56,192,850)	504	$(110,273)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2017.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Equity Futures Contracts	$—	$88,355	$—	$—	$88,355
Mutual Funds	1,200,135	—	—	—	1,200,135
Repurchase Agreements	—	—	2,175,481	—	2,175,481
U.S. Treasury Bills	—	—	99,927	—	99,927
Total Assets	$1,200,135	$88,355	$2,275,408	$—	$3,563,898

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Currency Futures Contracts	$—	$110,273	$—	$—	$110,273

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 99.4%
Media - 27.7%
Comcast Corp. — Class A	41,650	$1,621,017
Walt Disney Co.	15,187	1,613,618
Charter Communications, Inc. — Class A*	3,726	1,255,102
Time Warner, Inc.	10,926	1,097,079
Twenty-First Century Fox, Inc. — Class A	31,509	892,965
DISH Network Corp. — Class A*	10,306	646,805
CBS Corp. — Class B	10,055	641,308
Liberty Broadband Corp. — Class C*	5,649	490,051
Discovery Communications, Inc. — Class A*	18,091	467,291
Viacom, Inc. — Class B	13,352	448,227
Scripps Networks Interactive, Inc. — Class A	5,384	367,781
Grupo Televisa SAB ADR	14,880	362,626
News Corp. — Class A	25,375	347,638
Sirius XM Holdings, Inc.[1]	58,940	322,402
TEGNA, Inc.	18,609	268,156
Cable One, Inc.	350	248,815
AMC Networks, Inc. — Class A*	4,180	223,254
Tribune Media Co. — Class A	5,460	222,604
New York Times Co. — Class A	11,810	209,037
Sinclair Broadcast Group, Inc. — Class A	6,270	206,283
Nexstar Media Group, Inc. — Class A	3,289	196,682
Meredith Corp.	3,260	193,807
MSG Networks, Inc. — Class A*	7,130	160,069
World Wrestling Entertainment, Inc. — Class A	7,340	149,516
Time, Inc.	10,185	146,155
EW Scripps Co. — Class A*	8,060	143,549
Scholastic Corp.	3,290	143,411
Gray Television, Inc.*	8,350	114,395
Total Media		13,199,643
Retail - 18.4%
McDonald's Corp.	9,039	1,384,412
Starbucks Corp.	19,684	1,147,773
Yum! Brands, Inc.	8,551	630,721
Yum China Holdings, Inc.*	11,881	468,468
Chipotle Mexican Grill, Inc. — Class A*	998	415,268
Darden Restaurants, Inc.	4,543	410,869
Domino's Pizza, Inc.	1,864	394,292
Restaurant Brands International, Inc.	6,081	380,306
Panera Bread Co. — Class A*,1	1,048	329,743
Dunkin' Brands Group, Inc.	5,100	281,112
Cracker Barrel Old Country Store, Inc.[1]	1,510	252,548
Wendy's Co.	16,210	251,417
Texas Roadhouse, Inc. — Class A	4,635	236,153
Jack in the Box, Inc.	2,050	201,925
Dave & Buster's Entertainment, Inc.*	3,036	201,924
Cheesecake Factory, Inc.	3,970	199,691
Papa John's International, Inc.	2,714	194,757
Bloomin' Brands, Inc.	8,462	179,648
Brinker International, Inc.	4,654	177,317
Buffalo Wild Wings, Inc.*	1,353	171,425
Shake Shack, Inc. — Class A*,1	3,810	132,893
Sonic Corp.	4,879	129,245
Red Robin Gourmet Burgers, Inc.*	1,850	120,713
DineEquity, Inc.	2,630	115,852
BJ's Restaurants, Inc.*	3,080	114,730
Wingstop, Inc.[1]	3,702	114,392
Fiesta Restaurant Group, Inc.*	4,520	93,338
Total Retail		8,730,932
Lodging - 11.5%
Las Vegas Sands Corp.	13,017	831,656
Marriott International, Inc. — Class A	7,507	753,027
Hilton Worldwide Holdings, Inc.	8,580	530,673
MGM Resorts International	16,240	508,150
Melco Resorts & Entertainment Ltd. ADR	21,143	474,660
Wynn Resorts Ltd.	3,321	445,413
Wyndham Worldwide Corp.	3,961	397,724
Hyatt Hotels Corp. — Class A*	5,780	324,894
Hilton Grand Vacations, Inc.*	6,467	233,200
Choice Hotels International, Inc.[1]	3,540	227,445
ILG, Inc.	8,014	220,305
Boyd Gaming Corp.	8,315	206,295
La Quinta Holdings, Inc.*	10,668	157,566
Caesars Entertainment Corp.*,1	12,960	155,520
Total Lodging		5,466,528
Agriculture - 10.6%
Philip Morris International, Inc.	14,002	1,644,536
Altria Group, Inc.	19,482	1,450,825
Reynolds American, Inc.	18,356	1,193,874
British American Tobacco plc ADR[1]	5,650	387,251
Vector Group Ltd.	9,323	198,766
Universal Corp.	2,379	153,921
Total Agriculture		5,029,173
Entertainment - 8.4%
Vail Resorts, Inc.	1,750	354,952
Lions Gate Entertainment Corp. — Class A*,1	10,739	303,054
IMAX Corp.*	13,700	301,400
Six Flags Entertainment Corp.	4,960	295,666
Madison Square Garden Co. — Class A*	1,363	268,375
Cinemark Holdings, Inc.	6,506	252,758
International Game Technology plc	12,990	237,717
Regal Entertainment Group — Class A1	10,590	216,671
Churchill Downs, Inc.	1,155	211,712
Marriott Vacations Worldwide Corp.	1,771	208,535
AMC Entertainment Holdings, Inc. — Class A	8,990	204,523

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Entertainment - 8.4% (continued)
Red Rock Resorts, Inc. — Class A	8,597	$202,459
Scientific Games Corp. — Class A*	6,853	178,863
Penn National Gaming, Inc.*	7,687	164,502
International Speedway Corp. — Class A	4,310	161,841
SeaWorld Entertainment, Inc.*	9,530	155,053
Eldorado Resorts, Inc.*	7,570	151,400
Pinnacle Entertainment, Inc.*	6,456	127,571
Total Entertainment		3,997,052
Leisure Time - 8.0%
Carnival Corp.	13,059	856,279
Royal Caribbean Cruises Ltd.	5,372	586,784
Carnival plc ADR	6,600	436,392
Norwegian Cruise Line Holdings Ltd.*	7,890	428,348
Harley-Davidson, Inc.	6,859	370,523
Polaris Industries, Inc.[1]	3,270	301,592
Brunswick Corp.	4,515	283,226
Planet Fitness, Inc. — Class A1	8,010	186,953
Callaway Golf Co.	10,990	140,452
Vista Outdoor, Inc.*	5,678	127,812
ClubCorp Holdings, Inc.	8,460	110,826
Total Leisure Time		3,829,187
Beverages - 6.0%
Constellation Brands, Inc. — Class A	4,066	787,706
Molson Coors Brewing Co. — Class B	6,385	551,281
Brown-Forman Corp. — Class B	11,088	538,877
Anheuser-Busch InBev S.A. ADR	4,293	473,775
Diageo plc ADR	2,740	328,334
Boston Beer Company, Inc. — Class A*	1,230	162,545
Total Beverages		2,842,518
Software - 3.9%
Activision Blizzard, Inc.	13,943	802,698
Electronic Arts, Inc.*	6,619	699,761
Take-Two Interactive Software, Inc.*	4,689	344,079
Total Software		1,846,538
Toys, Games & Hobbies - 1.7%
Hasbro, Inc.	4,092	456,299
Mattel, Inc.	16,699	359,529
Total Toys, Games & Hobbies		815,828
Food Service - 0.8%
Aramark	9,156	375,213
Commercial Services - 0.7%
Live Nation Entertainment, Inc.*	9,071	316,124
REITs - 0.6%
Park Hotels & Resorts, Inc.	10,415	280,788
Miscellaneous Manufacturing - 0.5%
American Outdoor Brands Corp.*	5,810	128,750
Sturm Ruger & Company, Inc.	1,940	120,571
Total Miscellaneous Manufacturing		249,321
Internet - 0.3%
Cars.com, Inc.*	6,173	164,387
Food - 0.3%
Bob Evans Farms, Inc.	2,100	150,843
Total Common Stocks
(Cost $41,555,547)		47,294,075

RIGHTS††† - 0.0%
Nexstar Media Group, Inc.
Expires 01/18/19*	8,160	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	$109,590	109,590
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	40,582	40,582
Total Repurchase Agreements
(Cost $150,172)		150,172

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.1%
First American Government Obligations Fund — Class Z, 0.84%[4]	1,931,921	1,931,921
Total Securities Lending Collateral
(Cost $1,931,921)		1,931,921
Total Investments - 103.8%
(Cost $43,637,640)		$49,376,168
Other Assets & Liabilities, net - (3.8)%		(1,803,643)
Total Net Assets - 100.0%		$47,572,525

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3		Total
Common Stocks	$47,294,075	$—	$—		$47,294,075
Repurchase Agreements	—	150,172	—		150,172
Rights	—	—	—	*	—	*
Securities Lending Collateral	1,931,921	—	—		1,931,921
Total Assets	$49,225,996	$150,172	$—	*	$49,376,168

* Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 97.3%
Consumer, Non-cyclical - 27.4%
Pfizer, Inc.	17,984	$604,082
AbbVie, Inc.[1]	5,149	373,354
McKesson Corp.[1]	2,105	346,357
DaVita, Inc.*,1	5,282	342,062
Sysco Corp.	6,636	333,990
Johnson & Johnson[1]	2,318	306,648
UnitedHealth Group, Inc.	1,470	272,567
Archer-Daniels-Midland Co.[1]	6,405	265,039
Eli Lilly & Co.[1]	3,169	260,809
Celgene Corp.*,1	1,732	224,935
Halyard Health, Inc.*	5,697	223,779
PepsiCo, Inc.	1,885	217,699
Kellogg Co.[1]	3,016	209,491
Zimmer Biomet Holdings, Inc.	1,618	207,751
Universal Corp.	3,189	206,328
Aetna, Inc.[1]	1,337	202,997
Dean Foods Co.	11,862	201,654
Conagra Brands, Inc.[1]	5,617	200,864
Nielsen Holdings plc	5,137	198,597
Total System Services, Inc.	3,407	198,458
Universal Health Services, Inc. — Class B	1,539	187,881
Masimo Corp.*	1,942	177,072
United Therapeutics Corp.*	1,364	176,952
WellCare Health Plans, Inc.*	962	172,737
Humana, Inc.[1]	716	172,284
Medtronic plc	1,935	171,731
Hologic, Inc.*,1	3,669	166,499
HealthSouth Corp.	3,331	161,220
TreeHouse Foods, Inc.*	1,930	157,662
Sabre Corp.	6,372	138,718
Merck & Co., Inc.[1]	2,164	138,691
Hormel Foods Corp.[1]	3,954	134,871
Automatic Data Processing, Inc.[1]	1,267	129,817
United Natural Foods, Inc.*	3,486	127,936
Danaher Corp.[1]	1,503	126,838
Baxter International, Inc.[1]	2,037	123,320
United Rentals, Inc.*	1,060	119,473
Thermo Fisher Scientific, Inc.	653	113,929
Centene Corp.*,1	1,358	108,477
AMN Healthcare Services, Inc.*	2,743	107,114
Mallinckrodt plc*	2,286	102,436
FTI Consulting, Inc.*	2,875	100,510
CoreLogic, Inc.*	2,309	100,164
Darling Ingredients, Inc.*	6,319	99,461
Mylan N.V.*	2,522	97,904
Flowers Foods, Inc.	5,354	92,678
Boston Beer Company, Inc. — Class A*	693	91,580
SpartanNash Co.	3,403	88,342
Total Consumer, Non-cyclical		9,083,758
Industrial - 16.5%
Boeing Co.[1]	2,894	572,289
Corning, Inc.[1]	17,402	522,931
Harris Corp.[1]	3,304	360,401
Cummins, Inc.[1]	1,896	307,569
Snap-on, Inc.	1,869	295,302
Timken Co.	6,232	288,230
Honeywell International, Inc.[1]	1,399	186,473
Belden, Inc.	2,467	186,086
Oshkosh Corp.	2,691	185,356
Jabil, Inc.	6,338	185,006
J.B. Hunt Transport Services, Inc.	1,995	182,303
Huntington Ingalls Industries, Inc.	976	181,692
CH Robinson Worldwide, Inc.	2,494	171,288
Sanmina Corp.*	4,370	166,497
Emerson Electric Co.[1]	2,761	164,611
Plexus Corp.*	3,048	160,233
AECOM*	4,810	155,507
Ingersoll-Rand plc	1,604	146,589
Lockheed Martin Corp.[1]	499	138,527
L3 Technologies, Inc.[1]	787	131,492
Eaton Corp. plc	1,596	124,217
Vishay Intertechnology, Inc.	7,339	121,827
ITT, Inc.	2,710	108,888
Regal Beloit Corp.	1,321	107,728
Tech Data Corp.*	1,054	106,454
Methode Electronics, Inc.	2,499	102,959
Union Pacific Corp.	942	102,593
Total Industrial		5,463,048
Consumer, Cyclical - 15.1%
CVS Health Corp.[1]	8,613	693,002
Walgreens Boots Alliance, Inc.	6,540	512,147
WW Grainger, Inc.	2,490	449,519
Wal-Mart Stores, Inc.	4,277	323,683
Alaska Air Group, Inc.[1]	2,569	230,594
Brinker International, Inc.	5,825	221,933
Goodyear Tire & Rubber Co.	5,876	205,425
Lowe's Cos., Inc.[1]	2,604	201,888
Ralph Lauren Corp. — Class A	2,537	187,231
Michael Kors Holdings Ltd.*	4,771	172,949
Southwest Airlines Co.	2,774	172,376
United Continental Holdings, Inc.*	2,156	162,239
Delta Air Lines, Inc.[1]	2,857	153,535
CalAtlantic Group, Inc.	4,302	152,076
Anixter International, Inc.*	1,933	151,161
Bed Bath & Beyond, Inc.	4,852	147,501
Ford Motor Co.[1]	13,034	145,850
Hawaiian Holdings, Inc.*	2,989	140,334
Nu Skin Enterprises, Inc. — Class A	2,117	133,032
AutoZone, Inc.*,1	221	126,072
Michaels Companies, Inc.*	5,724	106,008
Harley-Davidson, Inc.	1,870	101,017
Dick's Sporting Goods, Inc.	2,402	95,672
Total Consumer, Cyclical		4,985,244
Technology - 13.1%
International Business Machines Corp.[1]	3,664	563,633
Apple, Inc.[1]	3,130	450,783
CA, Inc.[1]	12,958	446,662
Intel Corp.[1]	10,063	339,525
Texas Instruments, Inc.	4,373	336,415
HP, Inc.[1]	17,882	312,577

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 97.3% (continued)
Technology - 13.1% (continued)
NCR Corp.*	6,056	$247,327
NetApp, Inc.[1]	4,910	196,646
CSRA, Inc.	5,669	179,991
KLA-Tencor Corp.[1]	1,962	179,542
Applied Materials, Inc.[1]	3,971	164,042
Xerox Corp.	5,377	154,481
Akamai Technologies, Inc.*	2,576	128,311
Science Applications International Corp.	1,726	119,819
j2 Global, Inc.	1,399	119,041
Western Digital Corp.	1,242	110,041
Convergys Corp.	4,363	103,752
Skyworks Solutions, Inc.	990	94,991
Seagate Technology plc	2,296	88,970
Total Technology		4,336,549
Financial - 11.1%
Principal Financial Group, Inc.	7,966	510,381
Northern Trust Corp.[1]	4,261	414,211
E*TRADE Financial Corp.*,1	5,856	222,704
Alliance Data Systems Corp.[1]	852	218,700
Torchmark Corp.	2,713	207,545
LaSalle Hotel Properties	6,866	204,607
Synchrony Financial	6,622	197,469
Old Republic International Corp.	9,931	193,952
Host Hotels & Resorts, Inc.[1]	9,686	176,963
RenaissanceRe Holdings Ltd.	1,239	172,283
Affiliated Managers Group, Inc.[2]	1,014	168,182
Waddell & Reed Financial, Inc. — Class A	8,788	165,917
Hanover Insurance Group, Inc.	1,844	163,434
State Street Corp.	1,468	131,724
Government Properties Income Trust	7,068	129,415
Franklin Resources, Inc.[1]	2,612	116,991
Capital One Financial Corp.[1]	1,373	113,437
Omega Healthcare Investors, Inc.	3,142	103,749
Physicians Realty Trust REIT	3,300	66,462
Total Financial		3,678,126
Communications - 7.1%
Verizon Communications, Inc.	12,563	561,063
Motorola Solutions, Inc.[1]	4,061	352,251
Juniper Networks, Inc.[1]	10,901	303,920
AMC Networks, Inc. — Class A*	4,410	235,538
Walt Disney Co.	1,981	210,481
InterDigital, Inc.	2,538	196,187
Viacom, Inc. — Class B	4,689	157,410
AT&T, Inc.[1]	3,313	124,999
WebMD Health Corp. — Class A*	1,770	103,811
ARRIS International plc*	3,580	100,312
Total Communications		2,345,972
Utilities - 4.0%
Hawaiian Electric Industries, Inc.	12,908	417,961
Vectren Corp.	3,295	192,560
Avista Corp.	4,529	192,301
Entergy Corp.[1]	1,816	139,414
American Electric Power Company, Inc.[1]	1,953	135,675
Eversource Energy[1]	2,223	134,958
DTE Energy Co.[1]	978	103,463
Total Utilities		1,316,332
Energy - 1.5%
Exxon Mobil Corp.[1]	2,032	164,043
Valero Energy Corp.	1,824	123,047
ConocoPhillips[1]	2,778	122,121
Devon Energy Corp.[1]	3,231	103,295
Total Energy		512,506
Basic Materials - 1.0%
LyondellBasell Industries N.V. — Class A	2,645	223,211
International Paper Co.[1]	1,872	105,974
Total Basic Materials		329,185
Diversified - 0.5%
Leucadia National Corp.	6,003	157,038
Total Common Stocks
(Cost $31,414,300)		32,207,758

MONEY MARKET FUND† - 1.7%
Invesco-Treasury Obligations Portfolio 0.84%[3]	564,942	564,942
Total Money Market Fund
(Cost $564,942)		564,942

SECURITIES LENDING COLLATERAL†,4 - 0.4%
First American Government Obligations Fund — Class Z, 0.84%[3]	128,716	128,716
Total Securities Lending Collateral
(Cost $128,716)		128,716
Total Investments - 99.4%
(Cost $32,107,958)		$32,901,416
Other Assets & Liabilities, net - 0.6%		202,895
Total Net Assets - 100.0%		$33,104,311

Unrealized Gain (Loss)
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley February 2019 Long Short Equity Portfolio Short Custom Basket Swap 1.66%[5], Terminating 02/01/19 (Notional Value $35,937,115)	$(215,798)
–
OTC EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley February 2019 Long Short Equity Portfolio Long Custom Basket Swap 0.81%[6], Terminating 02/01/19 (Notional Value $25,880,332)	$479,859

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF LONG SECURITIES[6]
Amgen, Inc.	3,556	$62,724
Gilead Sciences, Inc.	8,159	51,332
Oracle Corp.	10,070	47,570
JPMorgan Chase & Co.	5,227	47,263
Cincinnati Bell, Inc.*	16,817	40,984
Citigroup, Inc.	5,780	38,128
Iridium Communications, Inc.*	32,847	34,450
ManpowerGroup, Inc.	3,033	33,268
Laboratory Corp. of America Holdings*	2,102	32,720
Tyson Foods, Inc. — Class A	5,629	28,168
Express Scripts Holding Co.*	5,907	25,409
MEDNAX, Inc.*	4,135	24,794
Biogen, Inc.*	904	23,830
HCA Healthcare, Inc.*	4,712	23,830
Teradata Corp.*	11,381	22,062
Prudential Financial, Inc.	4,979	19,456
Aflac, Inc.	6,781	17,256
Ingredion, Inc.	3,173	15,982
Reinsurance Group of America, Inc. — Class A	3,708	14,893
Expeditors International of Washington, Inc.	4,271	14,234
Jacobs Engineering Group, Inc.	7,097	13,524
Evercore Partners, Inc. — Class A	3,548	11,063
Scripps Networks Interactive, Inc. — Class A	5,443	10,785
Unum Group	5,649	10,215
Anthem, Inc.	1,745	9,586
Allstate Corp.	4,401	9,427
Fluor Corp.	6,968	9,319
Robert Half International, Inc.	5,117	9,163
Deluxe Corp.	7,332	9,027
Progressive Corp.	5,134	8,967
VeriSign, Inc.*	3,386	8,569
Cigna Corp.	1,413	8,110
Berkshire Hathaway, Inc. — Class B*	1,687	7,021
Travelers Cos., Inc.	3,184	6,785
Curtiss-Wright Corp.	2,789	6,415
Quest Diagnostics, Inc.	2,505	6,174
ATN International, Inc.	4,389	5,668
Waste Management, Inc.	4,621	4,281
Everest Re Group Ltd.	1,117	4,051
Cogent Communications Holdings, Inc.	8,308	1,770
Western Union Co.	17,531	337
FirstEnergy Corp.	17,196	(222)
Fidelity National Information Services, Inc.	4,301	(651)
Accenture plc — Class A	3,408	(1,782)
Big Lots, Inc.	4,503	(2,308)
Omnicom Group, Inc.	3,946	(2,499)
NextEra Energy, Inc.	1,850	(2,640)
F5 Networks, Inc.*	2,155	(2,655)
Procter & Gamble Co.	3,266	(2,799)
Exelon Corp.	13,572	(3,246)
Kimberly-Clark Corp.	3,210	(3,529)
TE Connectivity Ltd.	5,927	(3,700)
Discovery Communications, Inc. — Class A*	10,468	(3,800)
National Fuel Gas Co.	5,603	(4,160)
Microsoft Corp.	5,432	(6,283)
Telephone & Data Systems, Inc.	14,748	(7,426)
Cisco Systems, Inc.	17,982	(7,907)
WEC Energy Group, Inc.	6,444	(9,279)
CMS Energy Corp.	6,973	(9,335)
Consolidated Edison, Inc.	6,109	(12,600)
General Mills, Inc.	8,986	(12,843)
Edison International	4,419	(13,634)
Xcel Energy, Inc.	7,810	(15,878)
Ameren Corp.	8,825	(19,067)
CenterPoint Energy, Inc.	17,536	(21,191)
Campbell Soup Co.	3,804	(21,471)
Lam Research Corp.	1,436	(21,598)
Energizer Holdings, Inc.	4,580	(23,964)
JM Smucker Co.	2,557	(25,187)
UGI Corp.	9,708	(28,598)
Carlisle Companies, Inc.	4,611	(28,814)
Total Custom Basket of Long Securities		459,544

CUSTOM BASKET OF SHORT SECURITIES[5]
Starbucks Corp.	(5,123)	25,526
Marriott International, Inc. — Class A	(2,828)	19,556
Autodesk, Inc.*	(1,609)	18,947
Rollins, Inc.	(9,449)	17,881
Papa John's International, Inc.	(1,949)	16,425
Dominion Energy, Inc.	(3,862)	15,860
Alliant Energy Corp.	(11,675)	15,800
BJ's Restaurants, Inc.*	(2,251)	15,444
Southern Co.	(5,149)	15,182
PTC, Inc.*	(4,744)	14,004
Ultimate Software Group, Inc.*	(1,354)	13,701
Dunkin' Brands Group, Inc.	(4,020)	12,401
Ulta Beauty, Inc.*	(796)	12,039
PDC Energy, Inc.*	(1,982)	11,990
iRobot Corp.*	(1,022)	11,934
McCormick & Co., Inc.	(1,721)	11,487
Cognex Corp.	(1,758)	11,329
salesforce.com, Inc.*	(3,259)	11,126
Mondelez International, Inc. — Class A	(3,142)	10,901
Sempra Energy	(2,776)	10,774
Carrizo Oil & Gas, Inc.*	(2,405)	10,226
Microchip Technology, Inc.	(1,614)	9,940
Black Hills Corp.	(5,013)	9,314
SEACOR Holdings, Inc.*	(1,619)	8,952
Wendy's Co.	(18,226)	8,533
Equinix, Inc. REIT	(795)	8,448
Symantec Corp.	(5,612)	8,334
Hershey Co.	(950)	7,962
Jack in the Box, Inc.	(929)	7,902
Netflix, Inc.*	(612)	7,703
Crown Castle International Corp.	(3,020)	7,410
American International Group, Inc.	(5,897)	7,384
Lamb Weston Holdings, Inc.	(2,803)	7,178
NiSource, Inc.	(10,527)	6,783
Shake Shack, Inc. — Class A*	(3,707)	6,056
Mattel, Inc.	(4,323)	5,966
International Flavors & Fragrances, Inc.	(2,657)	5,816
Take-Two Interactive Software, Inc.*	(1,856)	5,812

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF SHORT SECURITIES[5] (continued)
Cadence Design Systems, Inc.*	(3,805)	$5,677
FMC Corp.	(3,127)	5,637
NewMarket Corp.	(1,064)	5,189
Monolithic Power Systems, Inc.	(3,625)	5,110
Halliburton Co.	(2,205)	4,630
Digital Realty Trust, Inc.	(903)	4,469
Public Storage	(688)	4,278
Incyte Corp.*	(749)	3,848
Iron Mountain, Inc.	(5,855)	3,374
Philip Morris International, Inc.	(1,091)	3,318
Broadcom Ltd.	(577)	3,098
Spire, Inc.	(4,045)	3,005
Royal Gold, Inc.	(1,406)	2,919
Amazon.com, Inc.*	(123)	2,901
Ingevity Corp.*	(1,689)	2,737
Eagle Materials, Inc.	(1,331)	2,725
Duke Realty Corp.	(5,560)	2,592
Five Below, Inc.*	(1,960)	2,495
General Electric Co.	(7,135)	2,268
SEACOR Marine Holdings, Inc.*	(1,627)	2,246
Retail Opportunity Investments Corp. REIT	(5,734)	2,244
Amphenol Corp. — Class A	(1,760)	2,110
CoreSite Realty Corp.	(1,535)	2,099
Pool Corp.	(2,042)	1,893
Visa, Inc. — Class A	(1,693)	1,875
Healthcare Services Group, Inc.	(4,235)	1,873
Charter Communications, Inc. — Class A*	(333)	1,694
CyrusOne, Inc. REIT	(3,932)	1,672
Air Products & Chemicals, Inc.	(3,096)	1,577
Royal Caribbean Cruises Ltd.	(964)	1,568
Balchem Corp.	(2,127)	1,483
Martin Marietta Materials, Inc.	(1,296)	1,470
Atmos Energy Corp.	(4,442)	1,214
Adobe Systems, Inc.*	(1,924)	1,158
Boyd Gaming Corp.	(4,065)	1,017
Lumentum Holdings, Inc.*	(1,741)	700
Ashland Global Holdings, Inc.	(1,494)	414
Coty, Inc. — Class A	(5,387)	312
American Campus Communities, Inc.	(4,177)	141
First Industrial Realty Trust, Inc.	(10,308)	(25)
TopBuild Corp.*	(1,868)	(79)
AvalonBay Communities, Inc.	(735)	(178)
American Tower Corp. REIT — Class A	(2,032)	(434)
Willis Towers Watson plc	(1,897)	(493)
Priceline Group, Inc.*	(70)	(570)
CommVault Systems, Inc.*	(2,601)	(739)
Equity Residential	(2,353)	(799)
Silgan Holdings, Inc.	(4,225)	(866)
Woodward, Inc.	(4,750)	(941)
Essex Property Trust, Inc.	(761)	(991)
Extra Space Storage, Inc.	(1,753)	(1,009)
Douglas Emmett, Inc.	(2,881)	(1,146)
Dave & Buster's Entertainment, Inc.*	(1,521)	(1,187)
Sensient Technologies Corp.	(4,875)	(1,387)
Marsh & McLennan Companies, Inc.	(2,839)	(1,530)
Ecolab, Inc.	(3,617)	(1,624)
Domino's Pizza, Inc.	(747)	(1,686)
UDR, Inc.	(4,181)	(1,734)
HB Fuller Co.	(2,126)	(1,740)
Highwoods Properties, Inc.	(4,816)	(1,749)
Education Realty Trust, Inc.	(3,354)	(2,105)
Arthur J Gallagher & Co.	(2,951)	(2,227)
Boston Properties, Inc.	(1,128)	(2,295)
MSCI, Inc. — Class A	(1,411)	(2,478)
Bio-Rad Laboratories, Inc. — Class A*	(692)	(2,612)
FactSet Research Systems, Inc.	(1,176)	(2,700)
ViaSat, Inc.*	(2,444)	(3,130)
Welltower, Inc.	(1,439)	(3,249)
CarMax, Inc.*	(5,282)	(3,262)
CareTrust REIT, Inc.	(5,478)	(3,300)
Axon Enterprise, Inc.*	(5,115)	(3,593)
Bob Evans Farms, Inc.	(1,619)	(3,883)
Acadia Realty Trust	(4,513)	(3,915)
Weyerhaeuser Co. REIT	(8,974)	(3,951)
Aon plc	(2,142)	(4,072)
Macerich Co.	(4,048)	(4,234)
NuVasive, Inc.*	(1,919)	(4,235)
ABIOMED, Inc.*	(1,036)	(4,246)
Rayonier, Inc.	(4,878)	(4,246)
PolyOne Corp.	(3,013)	(4,303)
Federal Realty Investment Trust	(1,135)	(4,314)
Ventas, Inc.	(1,591)	(4,470)
WD-40 Co.	(937)	(4,670)
McDonald's Corp.	(1,585)	(4,844)
Blackbaud, Inc.	(1,462)	(4,862)
Align Technology, Inc.*	(888)	(4,900)
CF Industries Holdings, Inc.	(4,373)	(4,915)
ILG, Inc.	(7,087)	(5,045)
SL Green Realty Corp.	(1,162)	(5,218)
AptarGroup, Inc.	(2,554)	(5,528)
PayPal Holdings, Inc.*	(2,478)	(5,652)
BlackRock, Inc. — Class A	(389)	(5,863)
Scotts Miracle-Gro Co. — Class A	(1,959)	(6,169)
Vulcan Materials Co.	(2,522)	(6,234)
Meritage Homes Corp.*	(2,486)	(6,332)
Tyler Technologies, Inc.*	(1,363)	(6,758)
Constellation Brands, Inc. — Class A	(594)	(6,846)
Wynn Resorts Ltd.	(929)	(6,876)
Corporate Office Properties Trust	(4,554)	(6,893)
S&P Global, Inc.	(1,441)	(6,947)
Bottomline Technologies de, Inc.*	(7,318)	(7,263)
Ollie's Bargain Outlet Holdings, Inc.*	(3,235)	(7,307)
Valvoline, Inc.	(4,493)	(7,314)
Prologis, Inc.	(2,335)	(7,539)
DCT Industrial Trust, Inc.	(6,972)	(7,652)
Healthcare Realty Trust, Inc.	(6,201)	(7,689)
Avery Dennison Corp.	(1,889)	(7,755)
Gulfport Energy Corp.*	(9,104)	(7,873)
Mercury Systems, Inc.*	(3,054)	(8,264)
Mid-America Apartment Communities, Inc.	(2,335)	(8,323)
Compass Minerals International, Inc.	(4,954)	(8,598)
AO Smith Corp.	(5,021)	(8,607)
RPM International, Inc.	(9,236)	(8,840)
PPG Industries, Inc.	(2,496)	(9,278)
Eaton Vance Corp.	(8,869)	(9,514)
FirstCash, Inc.	(1,868)	(9,663)
United Parcel Service, Inc. — Class B	(2,124)	(9,675)
Moody's Corp.	(2,233)	(10,589)
PRA Group, Inc.*	(3,142)	(10,680)
Medidata Solutions, Inc.*	(1,402)	(10,873)
Kilroy Realty Corp.	(4,644)	(10,896)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF SHORT SECURITIES[5] (continued)
EastGroup Properties, Inc.	(3,458)	$(11,213)
SPS Commerce, Inc.*	(1,965)	(11,860)
MarketAxess Holdings, Inc.	(1,095)	(11,981)
PulteGroup, Inc.	(6,785)	(12,341)
Allegheny Technologies, Inc.	(6,540)	(12,500)
Xylem, Inc.	(3,502)	(12,667)
Johnson Controls International plc	(7,600)	(12,687)
Invesco Ltd.	(3,617)	(13,401)
Alexandria Real Estate Equities, Inc.	(3,547)	(14,629)
Ball Corp.	(11,923)	(15,325)
Cousins Properties, Inc.	(42,830)	(15,436)
Goldman Sachs Group, Inc.	(1,696)	(16,543)
KeyCorp	(13,738)	(16,829)
Century Aluminum Co.*	(9,743)	(17,103)
First Midwest Bancorp, Inc.	(14,216)	(20,252)
John Bean Technologies Corp.	(1,636)	(21,646)
Intercontinental Exchange, Inc.	(3,886)	(22,177)
CME Group, Inc. — Class A	(2,830)	(23,027)
National Instruments Corp.	(12,810)	(28,158)
Total Custom Basket of Short Securities		(165,190)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[2]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[3]	Rate indicated is the 7 day yield as of June 30, 2017.
[4]	Securities lending collateral — See Note 5.
[5]	Total Return is based on the return of the custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2017.
[6]	Total Return is based on the return of the custom long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2017.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$32,207,758	$—	$—	$—	$32,207,758
Equity Index Swap Agreements	—	—	479,859	—	479,859
Money Market Fund	564,942	—	—	—	564,942
Securities Lending Collateral	128,716	—	—	—	128,716
Total Assets	$32,901,416	$—	$479,859	$—	$33,381,275

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$215,798	$—	$215,798

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 15.1%
Financial - 3.8%
Duke Realty Corp.	727	$20,360
Alleghany Corp.*	32	19,033
SVB Financial Group*	107	18,809
East West Bancorp, Inc.	295	17,281
Reinsurance Group of America, Inc. — Class A	132	16,947
Signature Bank*	110	15,788
Camden Property Trust	180	15,393
Kilroy Realty Corp.	201	15,105
American Financial Group, Inc.	151	15,005
SEI Investments Co.	273	14,681
WR Berkley Corp.	198	13,696
Omega Healthcare Investors, Inc.	402	13,274
New York Community Bancorp, Inc.	1,000	13,130
American Campus Communities, Inc.	274	12,960
Lamar Advertising Co. — Class A	171	12,580
Liberty Property Trust	302	12,294
Janus Henderson Group plc*	370	12,251
National Retail Properties, Inc.	306	11,965
Bank of the Ozarks	249	11,671
Jones Lang LaSalle, Inc.	93	11,625
RenaissanceRe Holdings Ltd.	83	11,541
Douglas Emmett, Inc.	300	11,463
PacWest Bancorp	245	11,442
Eaton Vance Corp.	235	11,120
Synovus Financial Corp.	250	11,060
Cullen/Frost Bankers, Inc.	116	10,894
Highwoods Properties, Inc.	209	10,598
Commerce Bancshares, Inc.	179	10,173
SLM Corp.*	882	10,143
Brown & Brown, Inc.	235	10,121
First American Financial Corp.	226	10,100
DCT Industrial Trust, Inc.	188	10,047
Senior Housing Properties Trust	486	9,934
Webster Financial Corp.	189	9,870
Hospitality Properties Trust	336	9,794
Old Republic International Corp.	501	9,785
Medical Properties Trust, Inc.	744	9,575
EPR Properties	131	9,415
FNB Corp.	661	9,360
Pinnacle Financial Partners, Inc.	148	9,294
Prosperity Bancshares, Inc.	142	9,122
CyrusOne, Inc. REIT	160	8,920
Wintrust Financial Corp.	114	8,714
Hancock Holding Co.	173	8,477
United Bankshares, Inc.	214	8,389
First Horizon National Corp.	478	8,327
Umpqua Holdings Corp.	451	8,280
Healthcare Realty Trust, Inc.	238	8,128
Uniti Group, Inc. REIT	323	8,120
Associated Banc-Corp.	311	7,837
Texas Capital Bancshares, Inc.*	101	7,817
Hanover Insurance Group, Inc.	87	7,711
Rayonier, Inc.	264	7,595
Cousins Properties, Inc.	857	7,533
GEO Group, Inc.	254	7,511
Taubman Centers, Inc.	124	7,384
CNO Financial Group, Inc.	350	7,308
Weingarten Realty Investors	242	7,284
Bank of Hawaii Corp.	87	7,218
Corporate Office Properties Trust	203	7,111
Chemical Financial Corp.	146	7,068
Primerica, Inc.	93	7,045
Life Storage, Inc.	95	7,040
LaSalle Hotel Properties	231	6,884
First Industrial Realty Trust, Inc.	240	6,869
Fulton Financial Corp.	358	6,802
UMB Financial Corp.	90	6,737
CoreCivic, Inc.	242	6,674
Legg Mason, Inc.	174	6,640
Home BancShares, Inc.	259	6,449
Stifel Financial Corp.*	140	6,437
MB Financial, Inc.	146	6,430
Valley National Bancorp	539	6,366
Aspen Insurance Holdings Ltd.	123	6,132
Washington Federal, Inc.	183	6,076
Education Realty Trust, Inc.	150	5,813
Cathay General Bancorp	153	5,806
TCF Financial Corp.	350	5,579
Federated Investors, Inc. — Class B	190	5,368
BancorpSouth, Inc.	171	5,216
Tanger Factory Outlet Centers, Inc.	198	5,144
Mack-Cali Realty Corp.	184	4,994
Urban Edge Properties	202	4,793
Care Capital Properties, Inc.	172	4,592
Trustmark Corp.	139	4,470
International Bancshares Corp.	119	4,171
Mercury General Corp.	75	4,050
Alexander & Baldwin, Inc.	95	3,931
Kemper Corp.	100	3,860
Genworth Financial, Inc. — Class A*	1,021	3,849
Potlatch Corp.	83	3,793
Quality Care Properties, Inc.*	191	3,497
Washington Prime Group, Inc.	379	3,172
Total Financial		840,110
Industrial - 2.9%
Packaging Corporation of America	193	21,499
Trimble, Inc.*	517	18,442
IDEX Corp.	156	17,631
Huntington Ingalls Industries, Inc.	94	17,499
AO Smith Corp.	302	17,011
Wabtec Corp.	177	16,196
Cognex Corp.	177	15,027
Keysight Technologies, Inc.*	378	14,716
Lennox International, Inc.	79	14,507
Arrow Electronics, Inc.*	182	14,272
Old Dominion Freight Line, Inc.	142	13,523

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 15.1% (continued)
Industrial - 2.9% (continued)
Nordson Corp.	110	$13,345
Carlisle Companies, Inc.	132	12,593
Graco, Inc.	114	12,458
Donaldson Company, Inc.	270	12,296
Hubbell, Inc.	105	11,883
Orbital ATK, Inc.	118	11,606
Lincoln Electric Holdings, Inc.	126	11,603
Coherent, Inc.*	50	11,250
Gentex Corp.	587	11,135
AptarGroup, Inc.	128	11,118
Jabil, Inc.	374	10,917
Zebra Technologies Corp. — Class A*	108	10,856
Oshkosh Corp.	153	10,539
Sonoco Products Co.	204	10,490
AECOM*	318	10,281
Avnet, Inc.	256	9,953
Eagle Materials, Inc.	100	9,242
AGCO Corp.	137	9,232
Teledyne Technologies, Inc.*	72	9,191
National Instruments Corp.	217	8,728
Trinity Industries, Inc.	311	8,717
Bemis Company, Inc.	188	8,695
Genesee & Wyoming, Inc. — Class A*	126	8,617
Curtiss-Wright Corp.	90	8,260
Crane Co.	103	8,176
Owens-Illinois, Inc.*	333	7,965
Ryder System, Inc.	110	7,918
EMCOR Group, Inc.	121	7,911
Littelfuse, Inc.	47	7,755
Woodward, Inc.	113	7,637
Regal Beloit Corp.	92	7,503
Terex Corp.	200	7,500
Landstar System, Inc.	86	7,362
Kirby Corp.*	110	7,354
ITT, Inc.	181	7,273
SYNNEX Corp.	60	7,198
Tech Data Corp.*	71	7,171
Louisiana-Pacific Corp.*	296	7,137
Valmont Industries, Inc.	46	6,881
Timken Co.	144	6,660
Belden, Inc.	87	6,562
EnerSys	89	6,448
Kennametal, Inc.	165	6,174
Energizer Holdings, Inc.	126	6,051
Clean Harbors, Inc.*	106	5,918
Esterline Technologies Corp.*	61	5,783
Dycom Industries, Inc.*	64	5,729
KLX, Inc.*	106	5,300
MSA Safety, Inc.	65	5,276
GATX Corp.	80	5,142
Cree, Inc.*	199	4,905
Silgan Holdings, Inc.	153	4,862
Vishay Intertechnology, Inc.	274	4,548
Worthington Industries, Inc.	90	4,520
KBR, Inc.	293	4,459
Granite Construction, Inc.	82	3,956
Knowles Corp.*	183	3,096
Greif, Inc. — Class A	53	2,956
Werner Enterprises, Inc.	92	2,700
Total Industrial		647,114
Consumer, Non-cyclical - 2.4%
ResMed, Inc.	290	22,581
Teleflex, Inc.	92	19,114
CDK Global, Inc.	297	18,431
Ingredion, Inc.	147	17,524
WellCare Health Plans, Inc.*	91	16,339
MarketAxess Holdings, Inc.	78	15,686
VCA, Inc.*	166	15,324
ManpowerGroup, Inc.	137	15,296
STERIS plc	174	14,181
West Pharmaceutical Services, Inc.	150	14,178
Bioverativ, Inc.*	221	13,297
Service Corp. International	385	12,878
Lamb Weston Holdings, Inc.	284	12,507
United Therapeutics Corp.*	93	12,065
ABIOMED, Inc.*	83	11,894
MEDNAX, Inc.*	191	11,531
Post Holdings, Inc.*	136	10,560
Charles River Laboratories International, Inc.*	97	9,812
Hill-Rom Holdings, Inc.	123	9,792
Bio-Rad Laboratories, Inc. — Class A*	43	9,731
Live Nation Entertainment, Inc.*	273	9,514
TreeHouse Foods, Inc.*	116	9,476
Sabre Corp.	421	9,165
PAREXEL International Corp.*	104	9,039
Catalent, Inc.*	256	8,986
Bio-Techne Corp.	76	8,930
HealthSouth Corp.	184	8,906
Edgewell Personal Care Co.*	117	8,894
Masimo Corp.*	93	8,480
WEX, Inc.*	79	8,237
Hain Celestial Group, Inc.*	212	8,230
NuVasive, Inc.*	104	8,000
Rollins, Inc.	196	7,979
Acadia Healthcare Co., Inc.*	157	7,753
CoreLogic, Inc.*	173	7,505
Deluxe Corp.	100	6,922
Flowers Foods, Inc.	376	6,509
Incorporated Research Holdings, Inc. — Class A*	111	6,494
Snyder's-Lance, Inc.	176	6,093
Molina Healthcare, Inc.*	87	6,019
Graham Holdings Co. — Class B	10	5,997
Sprouts Farmers Market, Inc.*	264	5,985
Akorn, Inc.*	178	5,970
Prestige Brands Holdings, Inc.*	108	5,703
LifePoint Health, Inc.*	83	5,573
LivaNova plc*	89	5,448
Helen of Troy Ltd.*	56	5,270
Sotheby's*	94	5,045
Aaron's, Inc.	129	5,018
Globus Medical, Inc. — Class A*	148	4,906
Lancaster Colony Corp.	40	4,905
Avis Budget Group, Inc.*	172	4,690
Endo International plc*	407	4,546

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 15.1% (continued)
Consumer, Non-cyclical - 2.4% (continued)
Adtalem Global Education, Inc.	117	$4,440
Owens & Minor, Inc.	125	4,024
United Natural Foods, Inc.*	103	3,780
Halyard Health, Inc.*	96	3,771
Avon Products, Inc.*	900	3,420
Tenet Healthcare Corp.*	164	3,172
Dean Foods Co.	186	3,162
FTI Consulting, Inc.*	85	2,972
Boston Beer Company, Inc. — Class A*	20	2,643
Tootsie Roll Industries, Inc.	36	1,255
Total Consumer, Non-cyclical		545,547
Consumer, Cyclical - 1.8%
Domino's Pizza, Inc.	99	20,942
NVR, Inc.*,1	7	16,873
JetBlue Airways Corp.*	683	15,593
Toro Co.	220	15,244
Panera Bread Co. — Class A*,1	44	13,844
Copart, Inc.*	419	13,320
Toll Brothers, Inc.	303	11,972
Brunswick Corp.	183	11,479
Polaris Industries, Inc.	120	11,068
Dunkin' Brands Group, Inc.	188	10,363
Thor Industries, Inc.	98	10,243
Pool Corp.	85	9,993
Watsco, Inc.	63	9,715
Carter's, Inc.	99	8,806
Casey's General Stores, Inc.	80	8,569
Cinemark Holdings, Inc.	217	8,430
Cracker Barrel Old Country Store, Inc.[1]	50	8,363
Skechers U.S.A., Inc. — Class A*	274	8,083
Scotts Miracle-Gro Co. — Class A	90	8,051
MSC Industrial Direct Company, Inc. — Class A	93	7,994
Williams-Sonoma, Inc.	163	7,906
Tupperware Brands Corp.	104	7,304
Dick's Sporting Goods, Inc.	180	7,169
Texas Roadhouse, Inc. — Class A	132	6,725
Dana, Inc.	296	6,609
Nu Skin Enterprises, Inc. — Class A	102	6,410
Cabela's, Inc.*	106	6,299
Wendy's Co.	391	6,064
Jack in the Box, Inc.	61	6,009
Office Depot, Inc.	1,057	5,961
Sally Beauty Holdings, Inc.*	281	5,690
World Fuel Services Corp.	141	5,421
CalAtlantic Group, Inc.	148	5,232
Tempur Sealy International, Inc.*	96	5,125
Kate Spade & Co.*	262	4,844
Churchill Downs, Inc.	25	4,583
Cheesecake Factory, Inc.	91	4,577
GameStop Corp. — Class A	208	4,495
Big Lots, Inc.[1]	92	4,444
Deckers Outdoor Corp.*	65	4,437
TRI Pointe Group, Inc.*	325	4,287
Buffalo Wild Wings, Inc.*	33	4,181
American Eagle Outfitters, Inc.	340	4,097
KB Home	170	4,075
Michaels Companies, Inc.*	216	4,000
Cooper Tire & Rubber Co.	108	3,899
Papa John's International, Inc.	54	3,875
Brinker International, Inc.	100	3,810
Herman Miller, Inc.	122	3,709
HNI Corp.	90	3,588
Urban Outfitters, Inc.*	181	3,356
Dillard's, Inc. — Class A	48	2,769
Chico's FAS, Inc.	266	2,506
HSN, Inc.	65	2,074
International Speedway Corp. — Class A	52	1,953
Total Consumer, Cyclical		396,428
Technology - 1.7%
Cadence Design Systems, Inc.*	572	19,155
MSCI, Inc. — Class A	185	19,052
Broadridge Financial Solutions, Inc.	241	18,210
Jack Henry & Associates, Inc.	159	16,515
Take-Two Interactive Software, Inc.*	212	15,557
Leidos Holdings, Inc.	294	15,197
PTC, Inc.*	236	13,008
Ultimate Software Group, Inc.*	61	12,814
Tyler Technologies, Inc.*	70	12,297
Teradyne, Inc.	407	12,222
Fortinet, Inc.*	305	11,419
IPG Photonics Corp.*	78	11,318
Microsemi Corp.*	236	11,045
Brocade Communications Systems, Inc.	839	10,580
NCR Corp.*	248	10,128
Cypress Semiconductor Corp.	674	9,200
Medidata Solutions, Inc.*	113	8,837
Fair Isaac Corp.	63	8,783
j2 Global, Inc.	99	8,424
Blackbaud, Inc.	98	8,404
MAXIMUS, Inc.	133	8,330
Cirrus Logic, Inc.*	132	8,279
Dun & Bradstreet Corp.	76	8,219
Teradata Corp.*	268	7,903
DST Systems, Inc.	126	7,774
Monolithic Power Systems, Inc.	78	7,519
Integrated Device Technology, Inc.*	272	7,015
Manhattan Associates, Inc.*	142	6,825
NetScout Systems, Inc.*	188	6,467
Science Applications International Corp.	90	6,248
Silicon Laboratories, Inc.*	87	5,946
Pitney Bowes, Inc.	382	5,768
ACI Worldwide, Inc.*	242	5,414
CommVault Systems, Inc.*	86	4,855
Allscripts Healthcare Solutions, Inc.*	371	4,734
Convergys Corp.	193	4,590

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 15.1% (continued)
Technology - 1.7% (continued)
Diebold Nixdorf, Inc.	154	$4,312
Acxiom Corp.*	161	4,183
3D Systems Corp.*,1	221	4,133
VeriFone Systems, Inc.*	228	4,127
NeuStar, Inc. — Class A*	115	3,835
Synaptics, Inc.*	70	3,620
Total Technology		382,261
Utilities - 0.8%
Atmos Energy Corp.	215	17,835
UGI Corp.	354	17,137
Westar Energy, Inc.	291	15,429
OGE Energy Corp.	408	14,194
Great Plains Energy, Inc.	441	12,912
Aqua America, Inc.	363	12,088
MDU Resources Group, Inc.	399	10,454
Vectren Corp.	170	9,935
National Fuel Gas Co.	175	9,772
IDACORP, Inc.	104	8,876
WGL Holdings, Inc.	105	8,760
ONE Gas, Inc.	108	7,539
Black Hills Corp.	109	7,354
Hawaiian Electric Industries, Inc.	223	7,221
Southwest Gas Holdings, Inc.	97	7,087
New Jersey Resources Corp.	177	7,027
PNM Resources, Inc.	163	6,235
NorthWestern Corp.	100	6,102
Total Utilities		185,957
Basic Materials - 0.7%
Steel Dynamics, Inc.	494	17,690
RPM International, Inc.	273	14,891
Chemours Co.	377	14,296
Reliance Steel & Aluminum Co.	149	10,849
Royal Gold, Inc.	134	10,474
Olin Corp.	339	10,265
Valvoline, Inc.	419	9,944
NewMarket Corp.	20	9,210
Ashland Global Holdings, Inc.	127	8,371
United States Steel Corp.[1]	357	7,904
Sensient Technologies Corp.	90	7,248
Versum Materials, Inc.	222	7,215
Cabot Corp.	128	6,839
PolyOne Corp.	167	6,470
Minerals Technologies, Inc.	72	5,270
Domtar Corp.	128	4,918
Commercial Metals Co.	237	4,605
Compass Minerals International, Inc.[1]	69	4,506
Allegheny Technologies, Inc.	223	3,793
Carpenter Technology Corp.	96	3,593
Total Basic Materials		168,351
Energy - 0.5%
HollyFrontier Corp.	363	9,971
Energen Corp.*	199	9,824
WPX Energy, Inc.*	813	7,854
Patterson-UTI Energy, Inc.	339	6,844
First Solar, Inc.*	161	6,421
Southwestern Energy Co.*	1,034	6,287
CONSOL Energy, Inc.*	362	5,408
Murphy USA, Inc.*	71	5,262
PBF Energy, Inc. — Class A1	224	4,986
QEP Resources, Inc.*	492	4,969
Gulfport Energy Corp.*	325	4,794
Nabors Industries Ltd.	584	4,754
Oceaneering International, Inc.	201	4,590
Matador Resources Co.*	191	4,082
Dril-Quip, Inc.*	77	3,758
NOW, Inc.*	220	3,538
SM Energy Co.	201	3,323
Superior Energy Services, Inc.*	312	3,254
Ensco plc — Class A	621	3,204
Oil States International, Inc.*	106	2,878
Rowan Companies plc — Class A*	259	2,652
Diamond Offshore Drilling, Inc.*,1	132	1,430
Total Energy		110,083
Communications - 0.5%
FactSet Research Systems, Inc.	81	13,461
LogMeIn, Inc.	108	11,285
ARRIS International plc*	384	10,760
Ciena Corp.*	290	7,256
ViaSat, Inc.*	108	7,150
Cable One, Inc.	10	7,109
TEGNA, Inc.	440	6,340
AMC Networks, Inc. — Class A*	113	6,035
InterDigital, Inc.	71	5,488
Telephone & Data Systems, Inc.	192	5,328
John Wiley & Sons, Inc. — Class A	92	4,853
WebMD Health Corp. — Class A*	77	4,516
Meredith Corp.	75	4,459
New York Times Co. — Class A	250	4,425
Cars.com, Inc.*	147	3,915
Plantronics, Inc.	68	3,557
Frontier Communications Corp.[1]	2,399	2,783
Total Communications		108,720
Total Common Stocks
(Cost $3,008,254)		3,384,571

MUTUAL FUNDS† - 63.2%
Guggenheim Strategy Fund II2	312,441	7,814,149
Guggenheim Strategy Fund I2	251,642	6,308,659
Total Mutual Funds
(Cost $14,080,222)		14,122,808

	Face Amount
FEDERAL AGENCY NOTES†† - 9.0%
Farmer Mac[3]
1.48% due 01/25/18[4]	$1,000,000	1,002,066

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 9.0% (continued)
Freddie Mac[5]
0.75% due 10/26/18[6]	$1,000,000	$999,962
Total Federal Agency Notes
(Cost $1,999,982)		2,002,028

REPURCHASE AGREEMENTS††,7 - 8.6%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17[8]	1,183,902	1,183,902
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[8]	517,438	517,438
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	213,420	213,420
Total Repurchase Agreements
(Cost $1,914,760)		1,914,760

	Shares
SECURITIES LENDING COLLATERAL†,9 - 0.2%
First American Government Obligations Fund — Class Z, 0.84%[10]	48,601	48,601
Total Securities Lending Collateral
(Cost $48,601)		48,601
Total Investments - 96.1%
(Cost $21,051,819)		$21,472,768
Other Assets & Liabilities, net - 3.9%		878,188
Total Net Assets - 100.0%		$22,350,956

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
September 2017 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $698,320)	4	$40

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2017 S&P MidCap 400 Index Swap 1.54%[11], Terminating 07/31/17 (Notional Value $2,263,248)	1,296	$3,131
Goldman Sachs International July 2017 S&P MidCap 400 Index Swap 1.54%[11], Terminating 07/27/17 (Notional Value $1,578,474)	904	(1,298)
BNP Paribas July 2017 S&P MidCap 400 Index Swap 1.32%[11], Terminating 07/28/17 (Notional Value $26,077,871)	14,930	(44,439)
(Total Notional Value $29,919,593)		$(42,606)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	Affiliated issuer — See Note 6.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Variable rate security. Rate indicated is rate effective at June 30, 2017.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[7]	Repurchase Agreements — See Note 4.
[8]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[9]	Securities lending collateral — See Note 5.
[10]	Rate indicated is the 7 day yield as of June 30, 2017.
[11]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$3,384,571	$—	$—	$—	$—	$3,384,571
Equity Futures Contracts	—	40	—	—	—	40
Equity Index Swap Agreements	—	—	—	3,131	—	3,131
Federal Agency Notes	—	—	2,002,028	—	—	2,002,028
Mutual Funds	14,122,808	—	—	—	—	14,122,808
Repurchase Agreements	—	—	1,914,760	—	—	1,914,760
Securities Lending Collateral	48,601	—	—	—	—	48,601
Total Assets	$17,555,980	$40	$3,916,788	$3,131	$—	$21,475,939

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$45,737	$—	$45,737

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 75.5%
Technology - 28.1%
Apple, Inc.	26,692	$3,844,182
Microsoft Corp.	39,524	2,724,388
Intel Corp.	24,107	813,371
Broadcom Ltd.	2,054	478,686
NVIDIA Corp.	3,046	440,330
QUALCOMM, Inc.	7,564	417,684
Texas Instruments, Inc.	5,100	392,343
Adobe Systems, Inc.*	2,532	358,125
Applied Materials, Inc.	5,501	227,246
Activision Blizzard, Inc.	3,859	222,163
Cognizant Technology Solutions Corp. — Class A	3,015	200,196
Intuit, Inc.	1,312	174,247
Micron Technology, Inc.*	5,664	169,127
Electronic Arts, Inc.*	1,587	167,778
Analog Devices, Inc.	1,879	146,186
Fiserv, Inc.*	1,087	132,984
Western Digital Corp.	1,491	132,103
NetEase, Inc. ADR	390	117,246
Lam Research Corp.	826	116,821
Autodesk, Inc.*	1,128	113,725
Cerner Corp.*	1,692	112,467
Paychex, Inc.	1,839	104,713
Check Point Software Technologies Ltd.*	850	92,718
Skyworks Solutions, Inc.	945	90,672
Microchip Technology, Inc.	1,174	90,609
Xilinx, Inc.	1,270	81,686
CA, Inc.	2,139	73,731
KLA-Tencor Corp.	803	73,483
Maxim Integrated Products, Inc.	1,446	64,925
Citrix Systems, Inc.*	774	61,595
Seagate Technology plc	1,518	58,823
Akamai Technologies, Inc.*	885	44,082
Total Technology		12,338,435
Communications - 28.1%
Amazon.com, Inc.*	2,447	2,368,696
Facebook, Inc. — Class A*	12,106	1,827,764
Alphabet, Inc. — Class C*	1,776	1,613,904
Alphabet, Inc. — Class A*	1,524	1,416,832
Comcast Corp. — Class A	24,233	943,147
Cisco Systems, Inc.	25,597	801,186
Priceline Group, Inc.*	252	471,371
Charter Communications, Inc. — Class A*	1,370	461,485
Netflix, Inc.*	2,207	329,748
T-Mobile US, Inc.*	4,254	257,878
Baidu, Inc. ADR*	1,414	252,908
eBay, Inc.*	5,541	193,492
JD.com, Inc. ADR*	4,696	184,177
Twenty-First Century Fox, Inc. — Class A	5,388	152,696
Sirius XM Holdings, Inc.[1]	23,883	130,640
Ctrip.com International Ltd. ADR*	2,280	122,801
Twenty-First Century Fox, Inc. — Class B	4,088	113,933
Expedia, Inc.	707	105,308
Liberty Global plc — Class C*	3,118	97,219
Symantec Corp.	3,114	87,971
DISH Network Corp. — Class A*	1,164	73,053
Vodafone Group plc ADR	2,228	64,010
Viacom, Inc. — Class B	1,804	60,560
MercadoLibre, Inc.	224	56,197
Liberty Global plc — Class A*	1,214	38,994
Discovery Communications, Inc. — Class C*	1,148	28,941
Liberty Ventures*	415	21,700
Discovery Communications, Inc. — Class A*	787	20,328
Liberty Global plc LiLAC — Class C*	618	13,231
Liberty Global plc LiLAC — Class A*	254	5,530
Total Communications		12,315,700
Consumer, Non-cyclical - 12.3%
Amgen, Inc.	3,765	648,446
Kraft Heinz Co.	6,234	533,880
Celgene Corp.*	3,997	519,090
Gilead Sciences, Inc.	6,690	473,517
Mondelez International, Inc. — Class A	7,768	335,500
PayPal Holdings, Inc.*	6,150	330,070
Biogen, Inc.*	1,086	294,697
Regeneron Pharmaceuticals, Inc.*	534	262,269
Automatic Data Processing, Inc.	2,290	234,633
Express Scripts Holding Co.*	3,039	194,010
Intuitive Surgical, Inc.*	189	176,786
Vertex Pharmaceuticals, Inc.*	1,275	164,309
Monster Beverage Corp.*	2,907	144,420
Alexion Pharmaceuticals, Inc.*	1,150	139,921
Incyte Corp.*	1,048	131,954
Illumina, Inc.*	747	129,619
Mylan N.V.*	2,744	106,522
BioMarin Pharmaceutical, Inc.*	893	81,102
Dentsply Sirona, Inc.	1,174	76,122
Henry Schein, Inc.*	406	74,306
IDEXX Laboratories, Inc.*	451	72,800
Verisk Analytics, Inc. — Class A*	846	71,377
Cintas Corp.	539	67,936
Shire plc ADR	401	66,273
Hologic, Inc.*	1,434	65,075
Total Consumer, Non-cyclical		5,394,634
Consumer, Cyclical - 6.3%
Walgreens Boots Alliance, Inc.	5,534	433,368
Starbucks Corp.	7,413	432,253
Costco Wholesale Corp.	2,247	359,363
Tesla, Inc.*,1	841	304,114
Marriott International, Inc. — Class A	1,940	194,601
American Airlines Group, Inc.	2,522	126,907
PACCAR, Inc.	1,798	118,740
Ross Stores, Inc.	2,007	115,864
O'Reilly Automotive, Inc.*	466	101,933
Ulta Beauty, Inc.*	318	91,374
Dollar Tree, Inc.*	1,212	84,743
Hasbro, Inc.	640	71,366

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 75.5% (continued)
Consumer, Cyclical - 6.3% (continued)
Wynn Resorts Ltd.	524	$70,279
Fastenal Co.	1,481	64,468
Norwegian Cruise Line Holdings Ltd.*	1,166	63,302
Liberty Interactive Corporation QVC Group — Class A*	2,158	52,957
Mattel, Inc.	1,754	37,764
Tractor Supply Co.	658	35,670
Total Consumer, Cyclical		2,759,066
Industrial - 0.7%
CSX Corp.	4,723	257,687
J.B. Hunt Transport Services, Inc.	563	51,447
Total Industrial		309,134
Total Common Stocks
(Cost $32,681,085)		33,116,969

MUTUAL FUNDS† - 10.1%
Guggenheim Strategy Fund I2	88,606	2,221,348
Guggenheim Strategy Fund II2	88,784	2,220,483
Total Mutual Funds
(Cost $4,427,002)		4,441,831

	Face Amount
U.S. TREASURY BILLS†† - 1.1%
U.S. Treasury Bill
0.96% due 09/07/17[3,4,5]	$500,000	499,129
Total U.S. Treasury Bills
(Cost $499,079)		499,129

REPURCHASE AGREEMENTS††,6 - 6.0%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17[3]	1,781,231	1,781,231
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[3]	708,718	708,718
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	132,637	132,637
Total Repurchase Agreements
(Cost $2,622,586)		2,622,586

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.7%
First American Government Obligations Fund — Class Z, 0.84%[8]	323,732	323,732
Total Securities Lending Collateral
(Cost $323,732)		323,732
Total Investments - 93.4%
(Cost $40,553,484)		$41,004,247
Other Assets & Liabilities, net - 6.6%		2,907,686
Total Net Assets - 100.0%		$43,911,933

	Units	Unrealized Loss
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2017 NASDAQ-100 Index Swap 1.69%[9], Terminating 07/31/17 (Notional Value $33,283,438)	5,894	$(36,827)
Goldman Sachs International July 2017 NASDAQ-100 Index Swap 1.79%[9], Terminating 07/27/17 (Notional Value $5,763,657)	1,021	(130,638)
BNP Paribas July 2017 NASDAQ-100 Index Swap 1.47%[9], Terminating 07/28/17 (Notional Value $15,604,491)	2,763	(360,540)
(Total Notional Value $54,651,586)		$(528,005)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	Affiliated issuer — See Note 6.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7 day yield as of June 30, 2017.
[9]	Total Return based in NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$33,116,969	$—	$—	$—	$33,116,969
Mutual Funds	4,441,831	—	—	—	4,441,831
Repurchase Agreements	—	2,622,586	—	—	2,622,586
Securities Lending Collateral	323,732	—	—	—	323,732
U.S. Treasury Bills	—	499,129	—	—	499,129
Total Assets	$37,882,532	$3,121,715	$—	$—	$41,004,247

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$528,005	$—	$528,005

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 85.6%
Technology - 31.9%
Apple, Inc.	718,537	$103,483,699
Microsoft Corp.	1,063,990	73,340,832
Intel Corp.	648,964	21,896,045
Broadcom Ltd.	55,313	12,890,695
NVIDIA Corp.	81,999	11,853,775
QUALCOMM, Inc.	203,610	11,243,344
Texas Instruments, Inc.	137,306	10,562,951
Adobe Systems, Inc.*	68,176	9,642,814
Applied Materials, Inc.	148,099	6,117,970
Activision Blizzard, Inc.	103,865	5,979,508
Cognizant Technology Solutions Corp. — Class A	81,171	5,389,754
Intuit, Inc.	35,310	4,689,521
Micron Technology, Inc.*	152,464	4,552,575
Electronic Arts, Inc.*	42,727	4,517,098
Analog Devices, Inc.	50,580	3,935,124
Fiserv, Inc.*	29,268	3,580,647
Western Digital Corp.	40,137	3,556,138
NetEase, Inc. ADR	10,506	3,158,419
Lam Research Corp.	22,231	3,144,130
Autodesk, Inc.*	30,374	3,062,307
Cerner Corp.*	45,537	3,026,844
Paychex, Inc.	49,509	2,819,042
Check Point Software Technologies Ltd.*	22,874	2,495,096
Skyworks Solutions, Inc.	25,430	2,440,009
Microchip Technology, Inc.	31,614	2,439,969
Xilinx, Inc.	34,185	2,198,779
CA, Inc.	57,580	1,984,783
KLA-Tencor Corp.	21,604	1,976,982
Maxim Integrated Products, Inc.	38,939	1,748,361
Citrix Systems, Inc.*	20,830	1,657,651
Seagate Technology plc	40,880	1,584,100
Akamai Technologies, Inc.*	23,824	1,186,673
Total Technology		332,155,635
Communications - 31.8%
Amazon.com, Inc.*	65,872	63,764,097
Facebook, Inc. — Class A*	325,898	49,204,081
Alphabet, Inc. — Class C*	47,817	43,452,742
Alphabet, Inc. — Class A*	41,017	38,132,685
Comcast Corp. — Class A	652,342	25,389,151
Cisco Systems, Inc.	689,075	21,568,047
Priceline Group, Inc.*	6,772	12,667,161
Charter Communications, Inc. — Class A*	36,871	12,419,996
Netflix, Inc.*	59,398	8,874,655
T-Mobile US, Inc.*	114,500	6,940,990
Baidu, Inc. ADR*	38,063	6,807,948
eBay, Inc.*	149,161	5,208,702
JD.com, Inc. ADR*	126,398	4,957,330
Twenty-First Century Fox, Inc. — Class A	145,026	4,110,037
Sirius XM Holdings, Inc.[1]	642,902	3,516,674
Ctrip.com International Ltd. ADR*	61,411	3,307,596
Twenty-First Century Fox, Inc. — Class B	110,047	3,067,010
Expedia, Inc.	19,039	2,835,859
Liberty Global plc — Class C*	83,934	2,617,062
Symantec Corp.	83,824	2,368,028
DISH Network Corp. — Class A*	31,349	1,967,463
Vodafone Group plc ADR	59,989	1,723,484
Viacom, Inc. — Class B	48,552	1,629,891
MercadoLibre, Inc.	6,085	1,526,605
Liberty Global plc — Class A*	32,684	1,049,810
Discovery Communications, Inc. — Class C*	30,910	779,241
Liberty Ventures*	11,191	585,177
Discovery Communications, Inc. — Class A*,1	21,192	547,389
Liberty Global plc LiLAC — Class C*	16,634	356,134
Liberty Global plc LiLAC — Class A*	6,835	148,798
Total Communications		331,523,843
Consumer, Non-cyclical - 14.0%
Amgen, Inc.	101,349	17,455,339
Kraft Heinz Co.	167,806	14,370,906
Celgene Corp.*	107,608	13,975,052
Gilead Sciences, Inc.	180,084	12,746,345
Mondelez International, Inc. — Class A	209,101	9,031,072
PayPal Holdings, Inc.*	165,549	8,885,014
Biogen, Inc.*	29,232	7,932,396
Regeneron Pharmaceuticals, Inc.*	14,385	7,065,049
Automatic Data Processing, Inc.	61,659	6,317,581
Express Scripts Holding Co.*	81,796	5,221,857
Intuitive Surgical, Inc.*,1	5,077	4,748,873
Vertex Pharmaceuticals, Inc.*	34,325	4,423,463
Monster Beverage Corp.*	78,252	3,887,559
Alexion Pharmaceuticals, Inc.*	30,947	3,765,321
Incyte Corp.*	28,221	3,553,306
Illumina, Inc.*	20,121	3,491,396
Mylan N.V.*	73,865	2,867,439
BioMarin Pharmaceutical, Inc.*	24,048	2,184,039
Dentsply Sirona, Inc.	31,591	2,048,360
Henry Schein, Inc.*,1	10,933	2,000,958
IDEXX Laboratories, Inc.*	12,145	1,960,446
Verisk Analytics, Inc. — Class A*	22,786	1,922,455
Cintas Corp.[1]	14,515	1,829,471
Shire plc ADR	10,795	1,784,090
Hologic, Inc.*	38,589	1,751,169
Total Consumer, Non-cyclical		145,218,956
Consumer, Cyclical - 7.1%
Walgreens Boots Alliance, Inc.	148,969	11,665,762
Starbucks Corp.	199,567	11,636,751
Costco Wholesale Corp.	60,492	9,674,485
Tesla, Inc.*,1	22,637	8,185,766
Marriott International, Inc. — Class A	52,217	5,237,887
American Airlines Group, Inc.	67,886	3,416,024
PACCAR, Inc.	48,411	3,197,062
Ross Stores, Inc.	54,023	3,118,748
O'Reilly Automotive, Inc.*	12,542	2,743,437
Ulta Beauty, Inc.*	8,564	2,460,780
Dollar Tree, Inc.*	32,619	2,280,720

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 85.6% (continued)
Consumer, Cyclical - 7.1% (continued)
Hasbro, Inc.[1]	17,227	$1,920,983
Wynn Resorts Ltd.	14,107	1,892,031
Fastenal Co.	39,864	1,735,280
Norwegian Cruise Line Holdings Ltd.*	31,410	1,705,249
Liberty Interactive Corporation QVC Group — Class A*	58,089	1,425,504
Mattel, Inc.	47,209	1,016,410
Tractor Supply Co.	17,719	960,547
Total Consumer, Cyclical		74,273,426
Industrial - 0.8%
CSX Corp.	127,150	6,937,304
J.B. Hunt Transport Services, Inc.	15,158	1,385,138
Total Industrial		8,322,442
Total Common Stocks
(Cost $564,631,570)		891,494,302

MUTUAL FUNDS† - 3.1%
Guggenheim Strategy Fund II2	515,672	12,896,955
Guggenheim Strategy Fund I2	500,094	12,537,348
Guggenheim Strategy Fund III[2]	275,866	6,899,400
Total Mutual Funds
(Cost $32,117,833)		32,333,703

	Face Amount
FEDERAL AGENCY NOTES†† - 10.3%
Federal Farm Credit Bank[3]
1.17% due 03/12/19[4]	$40,000,000	40,000,080
Federal Home Loan Bank[3]
1.26% due 08/04/17[4]	22,500,000	22,504,005
1.10% due 06/29/22[5]	12,500,000	12,495,563
Total Federal Home Loan Bank		34,999,568
Freddie Mac[6]
1.13% due 01/26/22[5]	10,000,000	9,989,770
0.80% due 10/27/17	7,500,000	7,494,059
0.75% due 10/25/19[5]	7,412,000	7,404,366
1.00% due 10/28/19[5]	5,750,000	5,742,623
0.88% due 10/26/18[5]	2,000,000	1,999,924
Total Freddie Mac		32,630,742
Total Federal Agency Notes
(Cost $107,640,271)		107,630,390

U.S. TREASURY BILLS†† - 0.2%
U.S. Treasury Bill
0.96% due 09/07/17[7,8,10]	2,000,000	1,996,516
0.91% due 08/03/17[8,9,10]	200,000	199,853
Total U.S. Treasury Bill		2,196,369
Total U.S. Treasury Bills
(Cost $2,196,147)		2,196,369

REPURCHASE AGREEMENTS††,11 - 1.1%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17[7]	7,999,213	7,999,213
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[7]	2,962,163	2,962,163
Total Repurchase Agreements
(Cost $10,961,376)		10,961,376

	Shares
SECURITIES LENDING COLLATERAL†,12 - 1.3%
First American Government Obligations Fund — Class Z, 0.84%[13]	13,908,975	13,908,975
Total Securities Lending Collateral
(Cost $13,908,975)		13,908,975
Total Investments - 101.6%
(Cost $731,456,172)		$1,058,525,115
Other Assets & Liabilities, net - (1.6)%		(16,282,145)
Total Net Assets - 100.0%		$1,042,242,970

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
September 2017 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $23,179,350)	205	$(6,509)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2017 NASDAQ-100 Index Swap 1.69%[14], Terminating 07/31/17 (Notional Value $26,598,337)	4,710	$(29,430)
Goldman Sachs International July 2017 NASDAQ-100 Index Swap 1.79%[14], Terminating 07/27/17 (Notional Value $8,453,030)	1,497	(189,992)
BNP Paribas July 2017 NASDAQ-100 Index Swap 1.47%[14], Terminating 07/28/17 (Notional Value $92,372,961)	16,358	(2,148,602)
(Total Notional Value $127,424,328)		$(2,368,024)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	Affiliated issuer — See Note 6.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Variable rate security. Rate indicated is rate effective at June 30, 2017.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

[5]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[6]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[7]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[8]	Rate indicated is the effective yield at the time of purchase.
[9]	All or a portion of this security is pledged as futures collateral at June 30, 2017.
[10]	Zero coupon rate security.
[11]	Repurchase Agreements — See Note 4.
[12]	Securities lending collateral — See Note 5.
[13]	Rate indicated is the 7 day yield as of June 30, 2017.
[14]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$891,494,302	$—	$—	$—	$—	$891,494,302
Federal Agency Notes	—	—	107,630,390	—	—	107,630,390
Mutual Funds	32,333,703	—	—	—	—	32,333,703
Repurchase Agreements	—	—	10,961,376	—	—	10,961,376
Securities Lending Collateral	13,908,975	—	—	—	—	13,908,975
U.S. Treasury Bills	—	—	2,196,369	—	—	2,196,369
Total Assets	$937,736,980	$—	$120,788,135	$—	$—	$1,058,525,115

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$6,509	$—	$—	$—	$6,509
Equity Index Swap Agreements	—	—	—	2,368,024	—	2,368,024
Total Liabilities	$—	$6,509	$—	$2,368,024	$—	$2,374,533

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 75.4%
Consumer, Non-cyclical - 17.5%
Johnson & Johnson	36,924	$4,884,676
Procter & Gamble Co.	35,057	3,055,217
Pfizer, Inc.	81,801	2,747,696
Philip Morris International, Inc.	21,289	2,500,393
UnitedHealth Group, Inc.	13,209	2,449,213
Merck & Co., Inc.	37,491	2,402,798
Coca-Cola Co.	52,707	2,363,909
PepsiCo, Inc.	19,580	2,261,294
Altria Group, Inc.	26,477	1,971,742
Amgen, Inc.	10,087	1,737,284
Medtronic plc	18,763	1,665,217
AbbVie, Inc.	21,815	1,581,806
Celgene Corp.*	10,703	1,389,999
Gilead Sciences, Inc.	17,911	1,267,741
Bristol-Myers Squibb Co.	22,581	1,258,213
Abbott Laboratories	23,785	1,156,189
Allergan plc	4,604	1,119,186
Eli Lilly & Co.	13,309	1,095,331
Thermo Fisher Scientific, Inc.	5,362	935,508
Mondelez International, Inc. — Class A	20,797	898,221
Colgate-Palmolive Co.	12,107	897,492
PayPal Holdings, Inc.*	15,313	821,849
Biogen, Inc.*	2,928	794,542
Reynolds American, Inc.	11,342	737,684
Danaher Corp.	8,373	706,597
Kraft Heinz Co.	8,178	700,364
Aetna, Inc.	4,547	690,371
Anthem, Inc.	3,632	683,288
Automatic Data Processing, Inc.	6,133	628,386
Kimberly-Clark Corp.	4,865	628,120
Becton Dickinson and Co.	3,116	607,964
Stryker Corp.	4,252	590,093
Cigna Corp.	3,509	587,372
Boston Scientific Corp.*	18,770	520,304
Express Scripts Holding Co.*	8,135	519,338
S&P Global, Inc.	3,534	515,929
Regeneron Pharmaceuticals, Inc.*	1,044	512,750
Humana, Inc.	1,978	475,946
McKesson Corp.	2,891	475,684
Ecolab, Inc.	3,578	474,980
Intuitive Surgical, Inc.*	505	472,362
Constellation Brands, Inc. — Class A	2,350	455,266
Vertex Pharmaceuticals, Inc.*	3,414	439,962
General Mills, Inc.	7,897	437,494
Zoetis, Inc.	6,727	419,630
Baxter International, Inc.	6,686	404,770
Alexion Pharmaceuticals, Inc.*	3,078	374,500
Zimmer Biomet Holdings, Inc.	2,758	354,127
Illumina, Inc.*	2,001	347,214
HCA Healthcare, Inc.*	3,923	342,086
Edwards Lifesciences Corp.*	2,876	340,058
Sysco Corp.	6,749	339,677
Cardinal Health, Inc.	4,330	337,394
Archer-Daniels-Midland Co.	7,822	323,674
CR Bard, Inc.	993	313,897
Estee Lauder Cos., Inc. — Class A	3,069	294,562
Incyte Corp.*	2,330	293,370
Kroger Co.	12,509	291,710
Moody's Corp.	2,281	277,552
Monster Beverage Corp.*	5,526	274,532
Tyson Foods, Inc. — Class A	3,950	247,389
Mylan N.V.*	6,318	245,265
Kellogg Co.	3,457	240,123
Clorox Co.	1,765	235,169
Dr Pepper Snapple Group, Inc.	2,520	229,597
Equifax, Inc.	1,648	226,468
Molson Coors Brewing Co. — Class B	2,531	218,527
Laboratory Corp. of America Holdings*	1,402	216,104
AmerisourceBergen Corp. — Class A	2,275	215,056
Quest Diagnostics, Inc.	1,875	208,425
Hershey Co.	1,919	206,043
Dentsply Sirona, Inc.	3,142	203,728
Henry Schein, Inc.*	1,087	198,943
Conagra Brands, Inc.	5,541	198,146
IDEXX Laboratories, Inc.*	1,208	194,995
IHS Markit Ltd.*	4,350	191,574
JM Smucker Co.	1,596	188,855
Global Payments, Inc.	2,090	188,769
Centene Corp.*	2,361	188,597
Whole Foods Market, Inc.	4,380	184,442
Nielsen Holdings plc	4,604	177,991
Verisk Analytics, Inc. — Class A*	2,108	177,852
Church & Dwight Company, Inc.	3,417	177,274
Hologic, Inc.*	3,838	174,168
Cooper Cos., Inc.	670	160,411
Align Technology, Inc.*	1,035	155,374
Gartner, Inc.*	1,240	153,152
McCormick & Co., Inc.	1,552	151,336
Universal Health Services, Inc. — Class B	1,226	149,670
Cintas Corp.	1,184	149,231
Perrigo Company plc	1,965	148,397
DaVita, Inc.*	2,134	138,198
Campbell Soup Co.	2,628	137,050
Total System Services, Inc.	2,270	132,228
United Rentals, Inc.*	1,158	130,518
Varian Medical Systems, Inc.*	1,260	130,019
Hormel Foods Corp.	3,697	126,105
Western Union Co.	6,459	123,044
Coty, Inc. — Class A	6,456	121,115
Brown-Forman Corp. — Class B	2,425	117,855
Avery Dennison Corp.	1,214	107,281
Envision Healthcare Corp.*	1,610	100,899
H&R Block, Inc.	2,840	87,784
Robert Half International, Inc.	1,743	83,542
Quanta Services, Inc.*	2,030	66,828
Mallinckrodt plc*	1,362	61,031
Patterson Companies, Inc.	1,118	52,490
Total Consumer, Non-cyclical		66,161,581

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 75.4% (continued)
Financial - 14.0%
JPMorgan Chase & Co.	48,698	$4,450,996
Berkshire Hathaway, Inc. — Class B*	26,036	4,409,717
Wells Fargo & Co.	61,648	3,415,916
Bank of America Corp.	136,410	3,309,307
Citigroup, Inc.	37,739	2,523,984
Visa, Inc. — Class A	25,306	2,373,197
Mastercard, Inc. — Class A	12,857	1,561,483
U.S. Bancorp	21,714	1,127,391
Goldman Sachs Group, Inc.	5,018	1,113,494
Chubb Ltd.	6,400	930,432
Morgan Stanley	19,523	869,945
American Express Co.	10,291	866,914
PNC Financial Services Group, Inc.	6,633	828,262
MetLife, Inc.	14,810	813,661
American Tower Corp. — Class A	5,826	770,897
American International Group, Inc.	12,055	753,679
Bank of New York Mellon Corp.	14,254	727,240
Charles Schwab Corp.	16,679	716,530
BlackRock, Inc. — Class A	1,662	702,046
Simon Property Group, Inc.	4,279	692,171
Prudential Financial, Inc.	5,880	635,863
CME Group, Inc. — Class A	4,657	583,242
Marsh & McLennan Companies, Inc.	7,064	550,710
Capital One Financial Corp.	6,620	546,944
Intercontinental Exchange, Inc.	8,115	534,941
BB&T Corp.	11,121	505,005
Crown Castle International Corp.	5,018	502,703
Travelers Cos., Inc.	3,830	484,610
Aon plc	3,592	477,556
Equinix, Inc.	1,068	458,343
Allstate Corp.	4,996	441,846
State Street Corp.	4,848	435,011
Public Storage	2,049	427,278
Prologis, Inc.	7,269	426,254
Aflac, Inc.	5,440	422,579
SunTrust Banks, Inc.	6,627	375,883
Welltower, Inc.	5,019	375,672
AvalonBay Communities, Inc.	1,889	363,009
Progressive Corp.	7,962	351,045
Weyerhaeuser Co.	10,298	344,983
M&T Bank Corp.	2,109	341,553
Ventas, Inc.	4,864	337,951
Equity Residential	5,033	331,322
Discover Financial Services	5,211	324,072
Synchrony Financial	10,558	314,840
Northern Trust Corp.	2,958	287,547
KeyCorp	15,024	281,550
Fifth Third Bancorp	10,284	266,973
Ameriprise Financial, Inc.	2,090	266,036
Hartford Financial Services Group, Inc.	5,035	264,690
Boston Properties, Inc.	2,109	259,448
Willis Towers Watson plc	1,742	253,391
Citizens Financial Group, Inc.	6,943	247,726
Digital Realty Trust, Inc.	2,190	247,361
T. Rowe Price Group, Inc.	3,307	245,412
Regions Financial Corp.	16,477	241,223
Principal Financial Group, Inc.	3,674	235,393
Essex Property Trust, Inc.[1]	899	231,286
Vornado Realty Trust	2,361	221,698
Franklin Resources, Inc.	4,693	210,199
Lincoln National Corp.	3,074	207,741
Realty Income Corp.	3,743	206,539
HCP, Inc.	6,423	205,279
Huntington Bancshares, Inc.	14,901	201,462
Invesco Ltd.	5,577	196,255
Alliance Data Systems Corp.	763	195,854
GGP, Inc.	7,985	188,127
Host Hotels & Resorts, Inc.	10,140	185,258
Comerica, Inc.[1]	2,425	177,607
Loews Corp.	3,784	177,129
Mid-America Apartment Communities, Inc.	1,557	164,077
XL Group Ltd.	3,584	156,979
Alexandria Real Estate Equities, Inc.	1,248	150,347
CBRE Group, Inc. — Class A*	4,122	150,041
Cincinnati Financial Corp.	2,054	148,812
SL Green Realty Corp.	1,396	147,697
Unum Group	3,128	145,859
Everest Re Group Ltd.	563	143,334
E*TRADE Financial Corp.*	3,765	143,183
UDR, Inc.[1]	3,665	142,825
Raymond James Financial, Inc.	1,757	140,947
Arthur J Gallagher & Co.	2,460	140,835
Extra Space Storage, Inc.	1,726	134,628
Affiliated Managers Group, Inc.[1]	776	128,707
Regency Centers Corp.	2,005	125,593
Federal Realty Investment Trust	990	125,126
Zions Bancorporation	2,777	121,938
Iron Mountain, Inc.	3,367	115,690
CBOE Holdings, Inc.	1,259	115,073
Torchmark Corp.	1,491	114,062
Nasdaq, Inc.	1,562	111,667
Kimco Realty Corp.	5,834	107,054
Macerich Co.	1,632	94,754
Apartment Investment & Management Co. — Class A	2,152	92,471
People's United Financial, Inc.	4,720	83,355
Assurant, Inc.	751	77,871
Navient Corp.	3,906	65,035
Total Financial		52,939,621
Technology - 10.7%
Apple, Inc.	71,466	10,292,533
Microsoft Corp.	105,825	7,294,517
Intel Corp.	64,546	2,177,782
Oracle Corp.	41,172	2,064,364
International Business Machines Corp.	11,719	1,802,734
Broadcom Ltd.	5,501	1,282,008
NVIDIA Corp.	8,156	1,179,031
QUALCOMM, Inc.	20,251	1,118,260
Accenture plc — Class A	8,499	1,051,157
Texas Instruments, Inc.	13,657	1,050,633
Adobe Systems, Inc.*	6,781	959,104

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 75.4% (continued)
Technology - 10.7% (continued)
salesforce.com, Inc.*	9,165	$793,689
Applied Materials, Inc.	14,730	608,496
Activision Blizzard, Inc.	9,504	547,145
Cognizant Technology Solutions Corp. — Class A	8,073	536,047
Electronic Arts, Inc.*	4,250	449,310
Intuit, Inc.	3,336	443,054
Micron Technology, Inc.*	14,254	425,624
HP, Inc.	23,073	403,316
Analog Devices, Inc.	5,031	391,412
Fidelity National Information Services, Inc.	4,531	386,947
Hewlett Packard Enterprise Co.	22,820	378,584
Fiserv, Inc.*	2,911	356,132
Western Digital Corp.	3,992	353,691
Lam Research Corp.	2,211	312,702
DXC Technology Co.	3,881	297,750
Autodesk, Inc.*	2,658	267,980
Cerner Corp.*	4,030	267,874
Paychex, Inc.	4,383	249,568
Skyworks Solutions, Inc.	2,529	242,658
Microchip Technology, Inc.	3,144	242,654
Red Hat, Inc.*	2,437	233,343
Xilinx, Inc.	3,400	218,688
KLA-Tencor Corp.	2,149	196,655
Citrix Systems, Inc.*	2,072	164,890
Seagate Technology plc	4,071	157,751
Synopsys, Inc.*	2,060	150,236
NetApp, Inc.	3,714	148,746
CA, Inc.	4,295	148,049
ANSYS, Inc.*	1,172	142,609
Advanced Micro Devices, Inc.*,1	10,622	132,563
Akamai Technologies, Inc.*	2,370	118,050
Qorvo, Inc.*	1,742	110,303
Xerox Corp.	2,926	84,064
CSRA, Inc.	1,992	63,246
Total Technology		40,295,949
Communications - 10.2%
Amazon.com, Inc.*	5,438	5,263,984
Facebook, Inc. — Class A*	32,400	4,891,751
Alphabet, Inc. — Class A*	4,080	3,793,094
Alphabet, Inc. — Class C*	4,090	3,716,706
AT&T, Inc.	84,270	3,179,507
Comcast Corp. — Class A	64,871	2,524,778
Verizon Communications, Inc.	55,916	2,497,209
Cisco Systems, Inc.	68,536	2,145,177
Walt Disney Co.	19,940	2,118,626
Priceline Group, Inc.*	674	1,260,730
Time Warner, Inc.	10,630	1,067,358
Charter Communications, Inc. — Class A*	2,956	995,729
Netflix, Inc.*	5,908	882,714
eBay, Inc.*	13,797	481,791
Twenty-First Century Fox, Inc. — Class A	14,424	408,776
CBS Corp. — Class B	5,049	322,025
Omnicom Group, Inc.	3,190	264,451
Expedia, Inc.	1,666	248,151
Level 3 Communications, Inc.*	4,012	237,912
Symantec Corp.	8,337	235,520
DISH Network Corp. — Class A*	3,118	195,686
Motorola Solutions, Inc.	2,241	194,384
Twenty-First Century Fox, Inc. — Class B	6,677	186,088
CenturyLink, Inc.[1]	7,523	179,649
Viacom, Inc. — Class B	4,829	162,110
Juniper Networks, Inc.	5,237	146,008
Interpublic Group of Cos., Inc.	5,416	133,234
F5 Networks, Inc.*	887	112,702
VeriSign, Inc.*	1,210	112,482
Scripps Networks Interactive, Inc. — Class A	1,315	89,828
Discovery Communications, Inc. — Class C*	2,890	72,857
News Corp. — Class A	5,239	71,774
TripAdvisor, Inc.*	1,514	57,835
Discovery Communications, Inc. — Class A*,1	2,108	54,450
News Corp. — Class B	1,642	23,234
Total Communications		38,328,310
Industrial - 7.6%
General Electric Co.	119,370	3,224,184
3M Co.	8,191	1,705,284
Boeing Co.	7,694	1,521,488
Honeywell International, Inc.	10,449	1,392,747
United Technologies Corp.	10,214	1,247,232
Union Pacific Corp.	11,068	1,205,417
United Parcel Service, Inc. — Class B	9,441	1,044,080
Lockheed Martin Corp.	3,412	947,205
Caterpillar, Inc.	8,076	867,847
General Dynamics Corp.	3,887	770,015
FedEx Corp.	3,372	732,837
CSX Corp.	12,647	690,020
Raytheon Co.	3,990	644,305
Northrop Grumman Corp.	2,393	614,307
Illinois Tool Works, Inc.	4,262	610,531
Johnson Controls International plc	12,859	557,566
Emerson Electric Co.	8,834	526,684
Deere & Co.	4,034	498,562
Norfolk Southern Corp.	3,972	483,392
Eaton Corp. plc	6,131	477,176
Waste Management, Inc.	5,571	408,633
TE Connectivity Ltd.	4,866	382,857
Corning, Inc.	12,614	379,051
Cummins, Inc.	2,118	343,582
Roper Technologies, Inc.	1,399	323,910
Ingersoll-Rand plc	3,509	320,688
Amphenol Corp. — Class A	4,189	309,232
Stanley Black & Decker, Inc.	2,097	295,111
Parker-Hannifin Corp.	1,826	291,831
Rockwell Automation, Inc.	1,766	286,021
Agilent Technologies, Inc.	4,418	262,031
Fortive Corp.	4,133	261,826
Rockwell Collins, Inc.	2,226	233,908
Vulcan Materials Co.	1,811	229,417

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 75.4% (continued)
Industrial - 7.6% (continued)
Mettler-Toledo International, Inc.*	354	$208,344
Ball Corp.	4,799	202,566
Waters Corp.*	1,097	201,672
Republic Services, Inc. — Class A	3,151	200,813
WestRock Co.	3,442	195,024
AMETEK, Inc.	3,154	191,038
Martin Marietta Materials, Inc.	858	190,974
Harris Corp.	1,671	182,273
TransDigm Group, Inc.	670	180,143
L3 Technologies, Inc.	1,067	178,274
Textron, Inc.	3,669	172,810
Dover Corp.	2,134	171,189
Masco Corp.	4,385	167,551
Pentair plc	2,298	152,909
Kansas City Southern	1,454	152,161
Expeditors International of Washington, Inc.	2,470	139,506
Fortune Brands Home & Security, Inc.	2,109	137,591
Arconic, Inc.	6,042	136,851
Xylem, Inc.	2,463	136,524
CH Robinson Worldwide, Inc.	1,931	132,621
Snap-on, Inc.	794	125,452
Acuity Brands, Inc.[1]	604	122,781
Sealed Air Corp.	2,684	120,136
J.B. Hunt Transport Services, Inc.	1,176	107,463
Allegion plc	1,306	105,943
PerkinElmer, Inc.	1,508	102,755
Jacobs Engineering Group, Inc.	1,651	89,798
Stericycle, Inc.*	1,169	89,218
Fluor Corp.	1,916	87,714
Flowserve Corp.	1,790	83,110
Garmin Ltd.	1,573	80,270
FLIR Systems, Inc.	1,870	64,814
Total Industrial		28,699,265
Consumer, Cyclical - 6.7%
Home Depot, Inc.	16,387	2,513,766
McDonald's Corp.	11,172	1,711,103
Wal-Mart Stores, Inc.	20,247	1,532,293
Starbucks Corp.	19,849	1,157,395
CVS Health Corp.	13,965	1,123,623
NIKE, Inc. — Class B	18,165	1,071,735
Costco Wholesale Corp.	6,012	961,499
Walgreens Boots Alliance, Inc.	11,705	916,619
Lowe's Cos., Inc.	11,761	911,830
General Motors Co.	18,823	657,487
TJX Cos., Inc.	8,817	636,322
Ford Motor Co.	53,610	599,896
Delta Air Lines, Inc.	10,089	542,183
Southwest Airlines Co.	8,288	515,016
Marriott International, Inc. — Class A	4,259	427,220
Target Corp.	7,562	395,418
Carnival Corp.	5,737	376,175
Newell Brands, Inc.	6,622	355,072
American Airlines Group, Inc.	6,752	339,761
Yum! Brands, Inc.	4,535	334,502
Delphi Automotive plc	3,672	321,851
PACCAR, Inc.	4,815	317,983
Ross Stores, Inc.	5,373	310,183
United Continental Holdings, Inc.*	3,862	290,616
O'Reilly Automotive, Inc.*	1,247	272,769
VF Corp.	4,391	252,921
Royal Caribbean Cruises Ltd.	2,299	251,120
Dollar General Corp.	3,458	249,287
Ulta Beauty, Inc.*	799	229,585
Dollar Tree, Inc.*	3,244	226,820
AutoZone, Inc.*	386	220,198
Mohawk Industries, Inc.*	866	209,304
Best Buy Co., Inc.	3,637	208,509
Whirlpool Corp.	1,014	194,303
Genuine Parts Co.	2,020	187,375
Coach, Inc.	3,853	182,401
L Brands, Inc.	3,303	177,999
Hilton Worldwide Holdings, Inc.	2,809	173,737
Fastenal Co.	3,965	172,596
Hasbro, Inc.	1,542	171,949
Chipotle Mexican Grill, Inc. — Class A*	393	163,527
DR Horton, Inc.	4,685	161,960
CarMax, Inc.*,1	2,539	160,109
Darden Restaurants, Inc.	1,704	154,110
Alaska Air Group, Inc.	1,694	152,053
Lennar Corp. — Class A	2,785	148,496
Wynn Resorts Ltd.	1,094	146,727
Wyndham Worldwide Corp.	1,430	143,586
LKQ Corp.*	4,226	139,247
Tiffany & Co.	1,469	137,895
WW Grainger, Inc.	737	133,051
Harley-Davidson, Inc.	2,399	129,594
PVH Corp.	1,069	122,401
Goodyear Tire & Rubber Co.	3,451	120,647
Advance Auto Parts, Inc.	1,012	117,989
BorgWarner, Inc.	2,734	115,812
Hanesbrands, Inc.[1]	4,991	115,592
Mattel, Inc.	4,695	101,083
Macy's, Inc.	4,174	97,003
Tractor Supply Co.	1,762	95,518
PulteGroup, Inc.	3,892	95,471
Leggett & Platt, Inc.	1,814	95,289
Kohl's Corp.	2,337	90,372
Staples, Inc.	8,953	90,157
Foot Locker, Inc.	1,799	88,655
Michael Kors Holdings Ltd.*	2,136	77,430
Nordstrom, Inc.[1]	1,525	72,941
Gap, Inc.	3,017	66,344
Bed Bath & Beyond, Inc.	1,990	60,496
Signet Jewelers Ltd.[1]	938	59,319
Ralph Lauren Corp. — Class A	755	55,719
Under Armour, Inc. — Class A*,1	2,531	55,075
Under Armour, Inc. — Class C*,1	2,527	50,944
AutoNation, Inc.*,1	902	38,028
Total Consumer, Cyclical		25,353,061
Energy - 4.6%
Exxon Mobil Corp.	58,080	4,688,798
Chevron Corp.	25,969	2,709,346

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 75.4% (continued)
Energy - 4.6% (continued)
Schlumberger Ltd.	19,046	$1,253,990
ConocoPhillips	16,957	745,430
EOG Resources, Inc.	7,913	716,285
Occidental Petroleum Corp.	10,480	627,438
Halliburton Co.	11,896	508,078
Kinder Morgan, Inc.	26,316	504,215
Phillips 66	6,013	497,215
Valero Energy Corp.	6,130	413,530
Marathon Petroleum Corp.	7,110	372,066
Pioneer Natural Resources Co.	2,331	371,981
Anadarko Petroleum Corp.	7,681	348,257
Williams Companies, Inc.	11,326	342,951
Baker Hughes, Inc.	5,832	317,902
ONEOK, Inc.	5,205	271,493
Apache Corp.	5,214	249,907
Concho Resources, Inc.*	2,031	246,827
Devon Energy Corp.	7,206	230,376
Tesoro Corp.	2,072	193,939
Noble Energy, Inc.	6,239	176,564
TechnipFMC plc*	6,396	173,971
National Oilwell Varco, Inc.	5,209	171,584
Hess Corp.	3,704	162,494
Cabot Oil & Gas Corp. — Class A	6,381	160,035
Equities Corp.	2,376	139,210
Marathon Oil Corp.	11,651	138,064
Cimarex Energy Co.	1,304	122,589
Helmerich & Payne, Inc.[1]	1,488	80,858
Newfield Exploration Co.*	2,730	77,696
Range Resources Corp.	2,579	59,755
Murphy Oil Corp.	2,223	56,975
Chesapeake Energy Corp.*,1	10,455	51,961
Transocean Ltd.*	5,360	44,113
Total Energy		17,225,893
Utilities - 2.4%
NextEra Energy, Inc.	6,417	899,213
Duke Energy Corp.	9,593	801,879
Dominion Energy, Inc.	8,621	660,626
Southern Co.	13,633	652,748
American Electric Power Company, Inc.	6,740	468,228
PG&E Corp.	6,999	464,523
Exelon Corp.	12,694	457,873
Sempra Energy	3,438	387,635
PPL Corp.	9,364	362,012
Edison International	4,466	349,197
Consolidated Edison, Inc.	4,186	338,313
Xcel Energy, Inc.	6,960	319,325
Public Service Enterprise Group, Inc.	6,934	298,231
WEC Energy Group, Inc.	4,326	265,530
Eversource Energy	4,344	263,724
DTE Energy Co.	2,459	260,138
American Water Works Co., Inc.	2,442	190,354
Entergy Corp.	2,460	188,854
Ameren Corp.	3,326	181,832
CMS Energy Corp.	3,844	177,785
FirstEnergy Corp.	6,082	177,351
CenterPoint Energy, Inc.	5,907	161,734
SCANA Corp.	1,959	131,273
Pinnacle West Capital Corp.	1,529	130,210
Alliant Energy Corp.	3,123	125,451
NiSource, Inc.	4,433	112,421
AES Corp.	9,049	100,535
NRG Energy, Inc.	4,333	74,614
Total Utilities		9,001,609
Basic Materials - 1.7%
Dow Chemical Co.	15,406	971,655
EI du Pont de Nemours & Co.	11,884	959,157
Monsanto Co.	6,015	711,936
Praxair, Inc.	3,918	519,331
Air Products & Chemicals, Inc.	2,984	426,891
Sherwin-Williams Co.	1,111	389,917
PPG Industries, Inc.	3,512	386,180
LyondellBasell Industries N.V. — Class A	4,527	382,033
International Paper Co.	5,660	320,413
Nucor Corp.	4,373	253,066
Newmont Mining Corp.	7,309	236,739
Freeport-McMoRan, Inc.*	18,245	219,122
Eastman Chemical Co.	1,999	167,896
Albemarle Corp.	1,518	160,210
International Flavors & Fragrances, Inc.	1,082	146,070
FMC Corp.	1,837	134,193
Mosaic Co.	4,811	109,835
CF Industries Holdings, Inc.	3,196	89,360
Total Basic Materials		6,584,004
Diversified - 0.0%
Leucadia National Corp.	4,439	116,124
Total Common Stocks
(Cost $284,197,238)		284,705,417

MUTUAL FUNDS† - 8.5%
Guggenheim Strategy Fund I2	501,942	12,583,681
Guggenheim Strategy Fund II2	498,440	12,465,972
Guggenheim Strategy Fund III[2]	279,864	6,999,400
Total Mutual Funds
(Cost $31,868,904)		32,049,053

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 4.0%
Fannie Mae[3]
0.71% due 07/03/17	$15,000,000	14,999,208
Total Federal Agency Discount Notes
(Cost $14,999,208)		14,999,208

FEDERAL AGENCY NOTES†† - 1.3%
Freddie Mac[3]
1.13% due 01/26/22[4]	5,000,000	4,994,885
Total Federal Agency Notes
(Cost $5,000,000)		4,994,885

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount	Value
U.S. TREASURY BILLS†† - 0.3%
U.S. Treasury Bill
0.91% due 08/03/17[5,6,7]	$1,000,000	$999,266
Total U.S. Treasury Bills
(Cost $999,152)		999,266

REPURCHASE AGREEMENTS††,8 - 9.6%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17[9]	25,416,276	25,416,276
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[9]	9,781,145	9,781,145
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	997,345	997,345
Total Repurchase Agreements
(Cost $36,194,766)		36,194,766

	Shares
SECURITIES LENDING COLLATERAL†,10 - 0.3%
First American Government Obligations Fund — Class Z, 0.84%[11]	972,429	972,429
Total Securities Lending Collateral
(Cost $972,429)		972,429
Total Investments - 99.4%
(Cost $374,231,697)		$374,915,024
Other Assets & Liabilities, net - 0.6%		2,189,332
Total Net Assets - 100.0%		$377,104,356

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
September 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $5,931,450)	49	$(35,600)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2017 S&P 500 Index Swap 1.64%[12], Terminating 07/31/17 (Notional Value $44,234,293)	18,253	$63,982
BNP Paribas July 2017 S&P 500 Index Swap 1.47%[12], Terminating 07/28/17 (Notional Value $30,279,678)	12,495	(137,831)
Goldman Sachs International July 2017 S&P 500 Index Swap 1.69%[12], Terminating 07/27/17 (Notional Value $200,526,759)	82,746	(1,277,112)
(Total Notional Value $275,040,730)		$(1,350,961)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	Affiliated issuer — See Note 6.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2017.
[6]	Rate indicated is the effective yield at the time of purchase.
[7]	Zero coupon rate security.
[8]	Repurchase Agreements — See Note 4.
[9]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[10]	Securities lending collateral — See Note 5.
[11]	Rate indicated is the 7 day yield as of June 30, 2017.
[12]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$284,705,417	$—	$—	$—	$—	$284,705,417
Equity Index Swap Agreements	—	—	—	63,982	—	63,982
Federal Agency Discount Notes	—	—	14,999,208	—	—	14,999,208
Federal Agency Notes	—	—	4,994,885	—	—	4,994,885
Mutual Funds	32,049,053	—	—	—	—	32,049,053
Repurchase Agreements	—	—	36,194,766	—	—	36,194,766
Securities Lending Collateral	972,429	—	—	—	—	972,429
U.S. Treasury Bills	—	—	999,266	—	—	999,266
Total Assets	$317,726,899	$—	$57,188,125	$63,982	$—	$374,979,006

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$35,600	$—	$—	$—	$35,600
Equity Index Swap Agreements	—	—	—	1,414,943	—	1,414,943
Total Liabilities	$—	$35,600	$—	$1,414,943	$—	$1,450,543

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 95.4%
Mining - 95.4%
Barrick Gold Corp.	214,921	$3,419,394
Freeport-McMoRan, Inc.*	274,743	3,299,664
Newmont Mining Corp.	99,166	3,211,987
Franco-Nevada Corp.	38,529	2,780,253
Goldcorp, Inc.	199,809	2,579,534
Agnico Eagle Mines Ltd.	55,162	2,488,909
Wheaton Precious Metals Corp.	122,300	2,432,547
Randgold Resources Ltd. ADR	24,984	2,210,085
Cia de Minas Buenaventura S.A.A. ADR	165,396	1,902,054
Royal Gold, Inc.	23,386	1,828,084
Kinross Gold Corp.*	432,774	1,761,390
AngloGold Ashanti Ltd. ADR	155,283	1,509,351
Gold Fields Ltd. ADR	385,901	1,342,935
Tahoe Resources, Inc.	153,431	1,322,575
Pan American Silver Corp.	76,749	1,290,918
B2Gold Corp.*	450,343	1,265,464
Yamana Gold, Inc.	499,458	1,213,683
Hecla Mining Co.	232,214	1,184,291
Eldorado Gold Corp.	440,131	1,161,946
IAMGOLD Corp.*	213,721	1,102,800
Alamos Gold, Inc. — Class A	152,610	1,095,740
Pretium Resources, Inc.*,1	112,876	1,084,738
New Gold, Inc.*	333,888	1,061,764
Coeur Mining, Inc.*	117,954	1,012,045
First Majestic Silver Corp.*,1	117,133	973,375
Novagold Resources, Inc.*	211,573	964,773
Sibanye Gold Ltd. ADR[1]	201,492	932,908
Silver Standard Resources, Inc.*	87,765	852,198
MAG Silver Corp.*	61,950	807,828
McEwen Mining, Inc.[1]	273,107	718,271
Fortuna Silver Mines, Inc.*	141,173	690,336
Harmony Gold Mining Company Ltd. ADR[1]	409,649	675,921
Seabridge Gold, Inc.*,1	59,241	639,803
Sandstorm Gold Ltd.*	152,434	589,920
Richmont Mines, Inc.*	71,604	558,511
Endeavour Silver Corp.*,1	162,940	496,967
Osisko Gold Royalties Ltd.	33,120	404,726
Gold Resource Corp.[1]	90,390	368,791
Klondex Mines Ltd.*	81,000	272,970
AuRico Metals, Inc.*	5	4
Total Mining		53,509,453
Total Common Stocks
(Cost $48,068,730)		53,509,453

EXCHANGE-TRADED FUNDS† - 4.2%
VanEck Vectors Junior Gold Miners ETF	70,698	2,359,899
Total Exchange-Traded Funds
(Cost $2,105,394)		2,359,899

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.5%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	$601,361	601,361
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	222,688	222,688
Total Repurchase Agreements
(Cost $824,049)		824,049

	Shares
SECURITIES LENDING COLLATERAL†,3 - 6.6%
First American Government Obligations Fund — Class Z, 0.84%[4]	3,702,913	3,702,913
Total Securities Lending Collateral
(Cost $3,702,913)		3,702,913
Total Investments - 107.7%
(Cost $54,701,086)		$60,396,314
Other Assets & Liabilities, net - (7.7)%		(4,327,651)
Total Net Assets - 100.0%		$56,068,663

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$53,509,453	$—	$—	$53,509,453
Exchange-Traded Funds	2,359,899	—	—	2,359,899
Repurchase Agreements	$—	$824,049	$—	$824,049
Securities Lending Collateral	3,702,913	—	—	3,702,913
Total Assets	$59,572,265	$824,049	$—	$60,396,314

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 99.6%
REITs - 95.2%
REITs-Diversified - 26.0%
American Tower Corp. — Class A	9,163	$1,212,448
Crown Castle International Corp.	9,752	976,955
Equinix, Inc.	2,077	891,365
Weyerhaeuser Co.	23,868	799,578
Vornado Realty Trust	7,146	671,009
Digital Realty Trust, Inc.	5,865	662,452
SBA Communications Corp.*	4,905	661,685
Duke Realty Corp.	17,643	493,122
Gaming and Leisure Properties, Inc.	12,219	460,290
Colony NorthStar, Inc. — Class A	31,433	442,891
Lamar Advertising Co. — Class A	5,757	423,542
WP Carey, Inc.	6,200	409,262
Forest City Realty Trust, Inc. — Class A	16,262	393,053
Liberty Property Trust	9,244	376,323
CoreSite Realty Corp.	3,376	349,517
EPR Properties	4,831	347,204
DuPont Fabros Technology, Inc.	5,658	346,043
New Residential Investment Corp.	21,452	333,793
Gramercy Property Trust	11,162	331,623
STORE Capital Corp.	14,339	321,911
Uniti Group, Inc.	12,497	314,175
Rayonier, Inc.	10,588	304,617
GEO Group, Inc.	10,210	301,910
Cousins Properties, Inc.	33,855	297,585
CoreCivic, Inc.	10,350	285,453
Outfront Media, Inc.	12,207	282,226
PS Business Parks, Inc.	2,123	281,064
Retail Properties of America, Inc. — Class A	21,359	260,793
STAG Industrial, Inc.	8,998	248,345
Washington Real Estate Investment Trust	7,682	245,056
Lexington Realty Trust	23,820	236,056
Potlatch Corp.	4,580	209,306
American Assets Trust, Inc.	5,311	209,200
Total REITs-Diversified		14,379,852
REITs-Office Property - 11.2%
Boston Properties, Inc.	5,405	664,923
Alexandria Real Estate Equities, Inc.	4,421	532,598
SL Green Realty Corp.	4,844	512,495
VEREIT, Inc.	53,847	438,315
Kilroy Realty Corp.	5,657	425,124
Douglas Emmett, Inc.	9,911	378,699
Highwoods Properties, Inc.	6,898	349,798
Hudson Pacific Properties, Inc.	10,179	348,020
Equity Commonwealth*	9,893	312,619
Paramount Group, Inc.	18,486	295,776
Corporate Office Properties Trust	8,212	287,666
Empire State Realty Trust, Inc. — Class A	13,640	283,303
Brandywine Realty Trust	15,828	277,465
Piedmont Office Realty Trust, Inc. — Class A	12,991	273,850
Columbia Property Trust, Inc.	11,812	264,353
Mack-Cali Realty Corp.	8,825	239,511
New York REIT, Inc.	22,389	193,441
Government Properties Income Trust	8,744	160,103
Total REITs-Office Property		6,238,059
REITs-Apartments – 10.9%
AvalonBay Communities, Inc.	4,241	814,993
Equity Residential	11,657	767,380
Essex Property Trust, Inc.[1]	2,459	632,627
Mid-America Apartment Communities, Inc.	4,886	514,887
UDR, Inc.[1]	12,832	500,063
Invitation Homes, Inc.	19,290	417,243
Camden Property Trust	4,853	414,980
Apartment Investment & Management Co. — Class A	9,325	400,695
American Campus Communities, Inc.	8,359	395,381
American Homes 4 Rent — Class A	17,239	389,084
Colony Starwood Homes	9,068	311,123
Education Realty Trust, Inc.	6,815	264,081
Monogram Residential Trust, Inc.	20,313	197,239
Total REITs-Apartments		6,019,776
REITs-Health Care - 9.7%
Welltower, Inc.	11,096	830,536
Ventas, Inc.	11,288	784,290
HCP, Inc.	19,044	608,646
Omega Healthcare Investors, Inc.	12,290	405,816
Healthcare Trust of America, Inc. — Class A	12,183	379,013
Senior Housing Properties Trust	16,701	341,368
Medical Properties Trust, Inc.	26,263	338,005
Healthcare Realty Trust, Inc.	8,894	303,730
National Health Investors, Inc.	3,559	281,873
Physicians Realty Trust	13,443	270,742
Care Capital Properties, Inc.	9,143	244,118
Quality Care Properties, Inc.*	11,283	206,592
Sabra Health Care, Inc.[1]	8,412	202,729
CareTrust REIT, Inc.	9,690	179,653
Total REITs-Health Care		5,377,111
REITs-Hotels - 6.7%
Host Hotels & Resorts, Inc.	31,396	573,604
MGM Growth Properties LLC — Class A1	13,615	397,422
Park Hotels & Resorts, Inc.	13,520	364,499
Hospitality Properties Trust	11,660	339,889
Apple Hospitality, Inc.	17,028	318,594
Sunstone Hotel Investors, Inc.	18,196	293,320
Ryman Hospitality Properties, Inc.	4,471	286,189

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
REITs - 95.2% (continued)
REITs-Hotels - 6.7% (continued)
LaSalle Hotel Properties	9,441	$281,342
RLJ Lodging Trust	12,398	246,348
Pebblebrook Hotel Trust[1]	7,235	233,256
DiamondRock Hospitality Co.	20,928	229,162
FelCor Lodging Trust, Inc.	21,700	156,457
Total REITs-Hotels		3,720,082
REITs-Shopping Centers – 6.0%
Regency Centers Corp.	8,083	506,319
Federal Realty Investment Trust	3,645	460,692
Kimco Realty Corp.	22,413	411,279
Brixmor Property Group, Inc.	19,330	345,620
Weingarten Realty Investors	9,833	295,973
DDR Corp.	30,612	277,651
Urban Edge Properties	10,322	244,941
Acadia Realty Trust	8,468	235,410
Retail Opportunity Investments Corp.	11,397	218,708
Kite Realty Group Trust	10,252	194,070
Ramco-Gershenson Properties Trust	11,909	153,626
Total REITs-Shopping Centers		3,344,289
REITs-Regional Malls – 6.0%
Simon Property Group, Inc.	6,923	1,119,864
GGP, Inc.	29,280	689,837
Macerich Co.	7,768	451,010
Taubman Centers, Inc.	5,108	304,181
Tanger Factory Outlet Centers, Inc.	9,515	247,200
Washington Prime Group, Inc.	22,958	192,158
CBL & Associates Properties, Inc.[1]	21,561	181,759
Pennsylvania Real Estate Investment Trust	11,910	134,821
Total REITs-Regional Malls		3,320,830
REITs-Mortgage - 5.6%
Annaly Capital Management, Inc.	45,092	543,359
AGNC Investment Corp.	19,916	424,012
Starwood Property Trust, Inc.	17,070	382,197
Chimera Investment Corp.	15,657	291,690
Two Harbors Investment Corp.	29,170	289,075
MFA Financial, Inc.	34,123	286,292
Blackstone Mortgage Trust, Inc. — Class A	8,705	275,078
Invesco Mortgage Capital, Inc.	12,728	212,685
Apollo Commercial Real Estate Finance, Inc.	11,232	208,354
CYS Investments, Inc.	20,473	172,178
Total REITs-Mortgage		3,084,920
REITs-Storage - 4.6%
Public Storage	4,589	956,944
Extra Space Storage, Inc.	6,553	511,134
Iron Mountain, Inc.	14,128	485,438
CubeSmart	13,948	335,310
Life Storage, Inc.	3,948	292,547
Total REITs-Storage		2,581,373
REITs-Warehouse/Industries - 4.3%
Prologis, Inc.	14,930	875,495
DCT Industrial Trust, Inc.	6,437	343,993
CyrusOne, Inc.	6,163	343,587
First Industrial Realty Trust, Inc.	9,904	283,452
EastGroup Properties, Inc.[1]	3,069	257,182
QTS Realty Trust, Inc. — Class A	4,891	255,946
Total REITs-Warehouse/Industries		2,359,655
REITs-Single Tenant - 2.7%
Realty Income Corp.	10,976	605,656
National Retail Properties, Inc.	9,719	380,013
Spirit Realty Capital, Inc.	38,725	286,952
Select Income	9,476	227,708
Total REITs-Single Tenant		1,500,329
REITs-Manufactured Homes - 1.5%
Equity LifeStyle Properties, Inc.	4,981	430,060
Sun Communities, Inc.[1]	4,595	402,936
Total REITs-Manufactured Homes		832,996
Total REITs		52,759,272
Real Estate – 4.3%
Real Estate Management/Services - 2.8%
CBRE Group, Inc. — Class A*	15,617	568,459
Jones Lang LaSalle, Inc.	3,037	379,625
Realogy Holdings Corp.	11,143	361,590
Kennedy-Wilson Holdings, Inc.	12,837	244,545
Total Real Estate Management/Services		1,554,219
Real Estate Operations/Development - 1.5%
Brookfield Asset Management, Inc. — Class A	12,561	492,517
Howard Hughes Corp.*	2,832	347,883
Total Real Estate Operations/Development		840,400
Total Real Estate		2,150,074
Insurance - 0.0%
Multi-line Insurance - 0.0%
Trisura Group Ltd.*,1	16	270
Total Common Stocks
(Cost $54,414,354)		55,154,161

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.1%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	$42,279	42,279
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	15,657	15,657
Total Repurchase Agreements
(Cost $57,936)		57,936

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 2.6%
First American Government Obligations Fund — Class Z, 0.84%[4]	1,428,098	$1,428,098
Total Securities Lending Collateral
(Cost $1,428,098)		1,428,098
Total Investments - 102.2%
(Cost $55,900,388)		$56,640,195
Other Assets & Liabilities, net - (2.2)%		(1,246,023)
Total Net Assets - 100.0%		$55,394,172

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$55,154,161	$—	$—	$55,154,161
Repurchase Agreements	—	57,936	—	57,936
Securities Lending Collateral	1,428,098	—	—	1,428,098
Total Assets	$56,582,259	$57,936	$—	$56,640,195

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 100.2%
Retail - 71.2%
Wal-Mart Stores, Inc.	9,329	$706,018
Home Depot, Inc.	4,135	634,308
CVS Health Corp.	5,278	424,667
Walgreens Boots Alliance, Inc.	5,393	422,325
Lowe's Cos., Inc.	4,911	380,749
Costco Wholesale Corp.	2,359	377,274
TJX Cos., Inc.	4,577	330,322
Target Corp.	4,745	248,116
Ross Stores, Inc.	3,901	225,205
Dollar General Corp.	2,950	212,666
O'Reilly Automotive, Inc.*	964	210,865
Best Buy Co., Inc.	3,596	206,159
Dollar Tree, Inc.*	2,817	196,965
Ulta Beauty, Inc.*	685	196,828
L Brands, Inc.	3,502	188,723
AutoZone, Inc.*	321	183,118
Genuine Parts Co.	1,851	171,699
CarMax, Inc.*,1	2,653	167,298
Tiffany & Co.	1,712	160,705
Gap, Inc.	6,221	136,800
Advance Auto Parts, Inc.	1,135	132,330
Macy's, Inc.	5,649	131,283
Nordstrom, Inc.[1]	2,710	129,619
Staples, Inc.	12,871	129,611
Kohl's Corp.	3,315	128,191
Foot Locker, Inc.	2,521	124,235
Tractor Supply Co.	2,265	122,786
Burlington Stores, Inc.*	1,264	116,275
Dick's Sporting Goods, Inc.	2,552	101,646
Williams-Sonoma, Inc.	2,004	97,194
Cabela's, Inc.*	1,604	95,310
AutoNation, Inc.*,1	2,238	94,354
Rite Aid Corp.*	30,918	91,208
Signet Jewelers Ltd.[1]	1,441	91,129
Penske Automotive Group, Inc.	2,072	90,982
Bed Bath & Beyond, Inc.	2,990	90,896
Michaels Companies, Inc.*	4,847	89,766
Five Below, Inc.*	1,680	82,942
RH*,1	1,222	78,843
Office Depot, Inc.	13,933	78,582
Ollie's Bargain Outlet Holdings, Inc.*	1,841	78,427
Sally Beauty Holdings, Inc.*	3,830	77,558
PriceSmart, Inc.	872	76,387
GameStop Corp. — Class A	3,382	73,085
Urban Outfitters, Inc.*	3,907	72,436
American Eagle Outfitters, Inc.	5,929	71,444
Lithia Motors, Inc. — Class A	750	70,673
Big Lots, Inc.[1]	1,458	70,421
HSN, Inc.	2,007	64,023
Dillard's, Inc. — Class A	1,083	62,478
Children's Place, Inc.	599	61,158
DSW, Inc. — Class A	3,149	55,737
Group 1 Automotive, Inc.	876	55,468
J.C. Penney Company, Inc.*,1	11,912	55,391
Sears Holdings Corp.*	6,201	54,941
Chico's FAS, Inc.	5,661	53,327
Guess?, Inc.	4,043	51,670
Asbury Automotive Group, Inc.*,1	890	50,330
Tile Shop Holdings, Inc.	2,372	48,982
Abercrombie & Fitch Co. — Class A	3,623	45,070
Lumber Liquidators Holdings, Inc.*,1	1,744	43,705
Genesco, Inc.*	1,174	39,799
Express, Inc.*	5,585	37,699
GNC Holdings, Inc. — Class A1	4,414	37,210
Finish Line, Inc. — Class A	2,567	36,374
Conn's, Inc.*,1	1,848	35,297
Tailored Brands, Inc.[1]	3,050	34,038
Francesca's Holdings Corp.*	2,864	31,332
Hibbett Sports, Inc.*	1,491	30,938
Pier 1 Imports, Inc.	5,824	30,227
Fred's, Inc. — Class A1	3,146	29,038
Zumiez, Inc.*	2,188	27,022
Big 5 Sporting Goods Corp.	1,854	24,195
Total Retail		9,563,872
Internet - 23.7%
Amazon.com, Inc.*	1,089	1,054,152
Priceline Group, Inc.*	251	469,501
Netflix, Inc.*	2,649	395,787
JD.com, Inc. ADR*	6,720	263,558
Expedia, Inc.	1,520	226,404
Ctrip.com International Ltd. ADR*	4,098	220,718
Wayfair, Inc. — Class A*	1,512	116,243
TripAdvisor, Inc.*	2,962	113,148
Vipshop Holdings Ltd. ADR*	10,572	111,535
Liberty Expedia Holdings, Inc. — Class A*	1,612	87,080
Etsy, Inc.*	4,308	64,620
Shutterfly, Inc.*	1,277	60,658
Total Internet		3,183,404
Distribution & Wholesale - 2.3%
LKQ Corp.*	4,575	150,747
Pool Corp.	864	101,580
Core-Mark Holding Company, Inc.	1,670	55,210
Total Distribution & Wholesale		307,537
Commercial Services - 1.7%
Aaron's, Inc.	1,951	75,893
NutriSystem, Inc.	1,122	58,400
Monro Muffler Brake, Inc.	1,258	52,522
Rent-A-Center, Inc.[1]	3,040	35,629
Total Commercial Services		222,444
Oil & Gas - 0.6%
Murphy USA, Inc.*	1,071	79,372
Home Furnishings - 0.4%
Select Comfort Corp.*	1,622	57,565
Leisure Time - 0.3%
Liberty TripAdvisor Holdings, Inc. — Class A*	3,937	45,669
Total Common Stocks
(Cost $10,976,606)		13,459,863

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.0%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	$3,062	$3,062
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	1,134	1,134
Total Repurchase Agreements
(Cost $4,196)		4,196

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.4%
First American Government Obligations Fund — Class Z, 0.84%[4]	594,086	594,086
Total Securities Lending Collateral
(Cost $594,086)		594,086
Total Investments - 104.6%
(Cost $11,574,888)		$14,058,145
Other Assets & Liabilities, net - (4.6)%		(620,812)
Total Net Assets - 100.0%		$13,437,333

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$13,459,863	$—	$—	$13,459,863
Repurchase Agreements	—	4,196	—	4,196
Securities Lending Collateral	594,086	—	—	594,086
Total Assets	$14,053,949	$4,196	$—	$14,058,145

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 19.5%
Financial - 5.0%
Gramercy Property Trust	147	$4,402
Wintrust Financial Corp.	53	4,050
IBERIABANK Corp.	49	3,994
MGIC Investment Corp.*	356	3,986
Hancock Holding Co.	81	3,969
Umpqua Holdings Corp.	213	3,911
Healthcare Realty Trust, Inc.	111	3,790
United Bankshares, Inc.	96	3,763
Texas Capital Bancshares, Inc.*	48	3,715
Ellie Mae, Inc.*	33	3,626
Cousins Properties, Inc.	403	3,542
GEO Group, Inc.	118	3,489
CNO Financial Group, Inc.	165	3,445
MB Financial, Inc.	78	3,435
Sunstone Hotel Investors, Inc.	213	3,434
Radian Group, Inc.	209	3,417
Investors Bancorp, Inc.	250	3,339
Primerica, Inc.	44	3,333
Colony Starwood Homes	97	3,328
UMB Financial Corp.	44	3,294
Chemical Financial Corp.	68	3,292
LaSalle Hotel Properties	110	3,278
First Industrial Realty Trust, Inc.	112	3,205
Fulton Financial Corp.	165	3,135
Home BancShares, Inc.	124	3,088
National Health Investors, Inc.	38	3,010
Physicians Realty Trust REIT	148	2,981
Sterling Bancorp	127	2,953
Stifel Financial Corp.*	64	2,942
Valley National Bancorp	249	2,941
Washington Federal, Inc.	86	2,855
Cathay General Bancorp	73	2,770
Selective Insurance Group, Inc.	55	2,753
Ryman Hospitality Properties, Inc.	43	2,752
Education Realty Trust, Inc.	71	2,751
Evercore Partners, Inc. — Class A	39	2,749
Essent Group Ltd.*	74	2,748
Glacier Bancorp, Inc.	74	2,709
First Financial Bankshares, Inc.	61	2,696
EastGroup Properties, Inc.	32	2,682
Community Bank System, Inc.	47	2,621
First Citizens BancShares, Inc. — Class A	7	2,609
BancorpSouth, Inc.	83	2,532
PS Business Parks, Inc.	19	2,515
WageWorks, Inc.*	36	2,419
South State Corp.	28	2,400
STAG Industrial, Inc.	86	2,374
Mack-Cali Realty Corp.	87	2,361
Washington Real Estate Investment Trust	74	2,361
QTS Realty Trust, Inc. — Class A	45	2,355
RLJ Lodging Trust	118	2,345
Hope Bancorp, Inc.	125	2,331
Great Western Bancorp, Inc.	57	2,326
Blackhawk Network Holdings, Inc.*	53	2,311
First Midwest Bancorp, Inc.	98	2,284
Acadia Realty Trust	81	2,252
CVB Financial Corp.	100	2,243
Columbia Banking System, Inc.	56	2,232
Urban Edge Properties	94	2,231
Old National Bancorp	129	2,225
Enstar Group Ltd.*	11	2,185
American Equity Investment Life Holding Co.	83	2,181
Care Capital Properties, Inc.	81	2,163
Pebblebrook Hotel Trust[1]	66	2,128
DiamondRock Hospitality Co.	193	2,113
Trustmark Corp.	65	2,090
Lexington Realty Trust	209	2,071
Financial Engines, Inc.	56	2,050
RLI Corp.	37	2,021
Xenia Hotels & Resorts, Inc.	104	2,014
Retail Opportunity Investments Corp. REIT	104	1,996
LTC Properties, Inc.	38	1,953
Eagle Bancorp, Inc.*	30	1,899
United Community Banks, Inc.	68	1,890
Hilltop Holdings, Inc.	72	1,887
Alexander & Baldwin, Inc.	45	1,861
International Bancshares Corp.	53	1,858
Renasant Corp.	42	1,837
Summit Hotel Properties, Inc.	98	1,828
Genworth Financial, Inc. — Class A*	484	1,825
Astoria Financial Corp.	90	1,814
Banner Corp.	32	1,808
Invesco Mortgage Capital, Inc.	108	1,805
Potlatch Corp.	39	1,782
Bank of NT Butterfield & Son Ltd.	52	1,773
Capitol Federal Financial, Inc.	124	1,762
Rexford Industrial Realty, Inc.	64	1,756
Independent Bank Corp.	26	1,733
LegacyTexas Financial Group, Inc.	45	1,716
Argo Group International Holdings Ltd.	28	1,697
Ameris Bancorp	35	1,687
LendingClub Corp.*	306	1,686
PRA Group, Inc.*	44	1,668
Quality Care Properties, Inc.*	91	1,666
TowneBank	54	1,663
ServisFirst Bancshares, Inc.	45	1,660
Apollo Commercial Real Estate Finance, Inc.	89	1,651
First Financial Bancorp	59	1,634
FCB Financial Holdings, Inc. — Class A*	34	1,624
WesBanco, Inc.	41	1,621
Terreno Realty Corp.	47	1,582
Monogram Residential Trust, Inc.	162	1,573
First Merchants Corp.	39	1,565
American Assets Trust, Inc.	39	1,536

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 19.5% (continued)
Financial - 5.0% (continued)
Simmons First National Corp. — Class A	29	$1,534
Kennedy-Wilson Holdings, Inc.	80	1,524
NBT Bancorp, Inc.	41	1,515
Kite Realty Group Trust REIT	80	1,514
Washington Prime Group, Inc.	180	1,507
Provident Financial Services, Inc.	59	1,497
Sabra Health Care REIT, Inc.	62	1,494
Horace Mann Educators Corp.	39	1,474
Waddell & Reed Financial, Inc. — Class A	78	1,473
Kemper Corp.	38	1,467
Select Income REIT	61	1,466
Four Corners Property Trust, Inc.	58	1,456
Union Bankshares Corp.	42	1,424
Global Net Lease, Inc.	64	1,423
Northwest Bancshares, Inc.	91	1,421
Pacific Premier Bancorp, Inc.*	38	1,402
Westamerica Bancorporation	25	1,401
Chesapeake Lodging Trust	57	1,395
BofI Holding, Inc.*,1	58	1,376
CBL & Associates Properties, Inc.[1]	162	1,366
Park National Corp.	13	1,348
Artisan Partners Asset Management, Inc. — Class A	43	1,320
Walker & Dunlop, Inc.*	27	1,318
WSFS Financial Corp.	29	1,315
Employers Holdings, Inc.	31	1,311
CenterState Banks, Inc.	52	1,293
CareTrust REIT, Inc.	69	1,279
Redwood Trust, Inc.	74	1,261
AmTrust Financial Services, Inc.[1]	82	1,241
Boston Private Financial Holdings, Inc.	80	1,228
CYS Investments, Inc.	146	1,228
Government Properties Income Trust	67	1,227
Kearny Financial Corp.	82	1,218
HFF, Inc. — Class A	35	1,217
Berkshire Hills Bancorp, Inc.	34	1,195
S&T Bancorp, Inc.	33	1,183
First Commonwealth Financial Corp.	93	1,179
PennyMac Mortgage Investment Trust	64	1,171
MBIA, Inc.*	121	1,141
Heartland Financial USA, Inc.	24	1,130
WisdomTree Investments, Inc.[1]	111	1,129
Franklin Street Properties Corp.	101	1,119
Tompkins Financial Corp.	14	1,102
Agree Realty Corp.	24	1,101
Navigators Group, Inc.	20	1,098
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	48	1,098
Capital Bank Financial Corp. — Class A	28	1,067
Lakeland Financial Corp.	23	1,055
Brookline Bancorp, Inc.	72	1,051
Third Point Reinsurance Ltd.*	74	1,029
AMERISAFE, Inc.[1]	18	1,025
Independent Bank Group, Inc.	17	1,012
Monmouth Real Estate Investment Corp.	67	1,008
Seritage Growth Properties[1]	24	1,007
Beneficial Bancorp, Inc.	67	1,005
Aircastle Ltd.	46	1,001
National Storage Affiliates Trust	43	994
National General Holdings Corp.	47	992
City Holding Co.	15	988
Ramco-Gershenson Properties Trust	76	980
State Bank Financial Corp.	36	976
FNFV Group*	61	964
Southside Bancshares, Inc.	28	962
Capstead Mortgage Corp.	92	960
Safety Insurance Group, Inc.	14	956
Universal Health Realty Income Trust	12	954
RE/MAX Holdings, Inc. — Class A	17	953
Infinity Property & Casualty Corp.	10	940
Parkway, Inc.	41	938
Sandy Spring Bancorp, Inc.	23	935
Moelis & Co. — Class A	24	932
First Interstate BancSystem, Inc. — Class A	25	930
United Fire Group, Inc.	21	925
Encore Capital Group, Inc.*,1	23	923
Seacoast Banking Corporation of Florida*	38	916
First BanCorp*	158	915
Central Pacific Financial Corp.	29	913
Ladder Capital Corp. — Class A	68	912
First Busey Corp.	31	909
Stewart Information Services Corp.	20	908
Banc of California, Inc.[1]	42	903
Enterprise Financial Services Corp.	22	898
FelCor Lodging Trust, Inc.	124	894
Nelnet, Inc. — Class A	19	893
ARMOUR Residential REIT, Inc.	35	875
St. Joe Co.*	46	863
KCG Holdings, Inc. — Class A*	43	857
Hanmi Financial Corp.	30	854
Cohen & Steers, Inc.	21	851
Tier REIT, Inc.	46	850
Alexander's, Inc.	2	843
Piper Jaffray Cos.	14	839
MTGE Investment Corp.	44	827
United Financial Bancorp, Inc.	49	818
Stock Yards Bancorp, Inc.	21	817
OceanFirst Financial Corp.	30	814
Lakeland Bancorp, Inc.	43	811
iStar, Inc.*	67	807

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 19.5% (continued)
Financial - 5.0% (continued)
MainSource Financial Group, Inc.	24	$804
Meta Financial Group, Inc.	9	801
National Bank Holdings Corp. — Class A	24	795
New Senior Investment Group, Inc.	79	794
OM Asset Management plc	53	788
InfraREIT, Inc.	41	785
Universal Insurance Holdings, Inc.[1]	31	781
Meridian Bancorp, Inc.	46	777
HomeStreet, Inc.*	28	775
BancFirst Corp.	8	773
1st Source Corp.	16	767
Maiden Holdings Ltd.	69	766
Customers Bancorp, Inc.*	27	764
Ambac Financial Group, Inc.*	44	763
Flushing Financial Corp.	27	761
Easterly Government Properties, Inc.	36	754
First Bancorp	24	750
Univest Corporation of Pennsylvania	25	749
Pennsylvania Real Estate Investment Trust	66	747
Heritage Financial Corp.	28	742
Houlihan Lokey, Inc.	21	733
Investors Real Estate Trust	117	727
Chatham Lodging Trust	36	723
Washington Trust Bancorp, Inc.	14	722
Northfield Bancorp, Inc.	41	703
TriCo Bancshares	20	703
PHH Corp.*	51	702
Preferred Bank/Los Angeles CA	13	695
TrustCo Bank Corp. NY	89	690
Forestar Group, Inc.*	40	686
Hersha Hospitality Trust	37	685
PJT Partners, Inc. — Class A	17	684
German American Bancorp, Inc.	20	682
Bryn Mawr Bank Corp.	16	680
Investment Technology Group, Inc.	32	680
James River Group Holdings Ltd.	17	675
Virtus Investment Partners, Inc.	6	666
New York Mortgage Trust, Inc.	107	666
Independence Realty Trust, Inc.	67	661
NorthStar Realty Europe Corp.	52	659
Cass Information Systems, Inc.	10	656
Community Trust Bancorp, Inc.	15	656
ConnectOne Bancorp, Inc.	29	654
Getty Realty Corp.	26	653
Oritani Financial Corp.	38	648
Flagstar Bancorp, Inc.*	21	647
CoBiz Financial, Inc.	37	644
Camden National Corp.	15	644
National Western Life Group, Inc. — Class A	2	639
Saul Centers, Inc.	11	638
NMI Holdings, Inc. — Class A*	55	630
First of Long Island Corp.	22	629
Guaranty Bancorp	23	626
First Potomac Realty Trust	56	622
Altisource Residential Corp.	48	621
FBL Financial Group, Inc. — Class A	10	615
Greenlight Capital Re Ltd. — Class A*	29	606
Stonegate Bank	13	600
Bridge Bancorp, Inc.	18	599
Diamond Hill Investment Group, Inc.	3	598
Park Sterling Corp.	50	594
Dime Community Bancshares, Inc.	30	588
CU Bancorp*	16	578
QCR Holdings, Inc.	12	569
INTL FCStone, Inc.*	15	566
Armada Hoffler Properties, Inc.	43	557
Urstadt Biddle Properties, Inc. — Class A	28	554
Horizon Bancorp	21	553
Anworth Mortgage Asset Corp.	91	547
Pacific Continental Corp.	21	537
Great Southern Bancorp, Inc.	10	535
TriState Capital Holdings, Inc.*	21	529
First Defiance Financial Corp.	10	527
Gladstone Commercial Corp.	24	523
Greenhill & Company, Inc.	26	523
Kinsale Capital Group, Inc.	14	522
Federal Agricultural Mortgage Corp. — Class C	8	518
State National Companies, Inc.	28	515
Peoples Bancorp, Inc.	16	514
Mercantile Bank Corp.	16	504
Midland States Bancorp, Inc.	15	503
Nationstar Mortgage Holdings, Inc.*	28	501
Peapack Gladstone Financial Corp.	16	501
AG Mortgage Investment Trust, Inc.	27	494
Nicolet Bankshares, Inc.*	9	492
Trupanion, Inc.*	22	492
Opus Bank	20	484
Heritage Commerce Corp.	35	482
Fidelity Southern Corp.	21	480
Enova International, Inc.*	32	475
First Financial Corp.	10	473
Waterstone Financial, Inc.	25	471
UMH Properties, Inc.	27	460
Live Oak Bancshares, Inc.	19	460
Preferred Apartment Communities, Inc. — Class A	29	457
Franklin Financial Network, Inc.*	11	454
Westwood Holdings Group, Inc.	8	454
Carolina Financial Corp.	14	452
Ashford Hospitality Trust, Inc.	74	450

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 19.5% (continued)
Financial - 5.0% (continued)
World Acceptance Corp.*	6	$449
First Foundation, Inc.*	27	444
First Community Bancshares, Inc.	16	438
Independent Bank Corp.	20	435
Republic First Bancorp, Inc.*	47	435
Southwest Bancorp, Inc.	17	434
Bar Harbor Bankshares	14	431
Whitestone REIT — Class B	35	429
Virtu Financial, Inc. — Class A1	24	424
NexPoint Residential Trust, Inc.	17	423
Allegiance Bancshares, Inc.*	11	421
CatchMark Timber Trust, Inc. — Class A	37	421
OFG Bancorp	42	420
Blue Hills Bancorp, Inc.	23	412
Green Bancorp, Inc.*	21	407
Cowen, Inc. — Class A*	25	406
Western Asset Mortgage Capital Corp.	39	402
National Commerce Corp.*	10	396
Marcus & Millichap, Inc.*	15	395
United Community Financial Corp.	47	391
HomeTrust Bancshares, Inc.*	16	390
Cedar Realty Trust, Inc.	80	388
Financial Institutions, Inc.	13	387
State Auto Financial Corp.	15	386
Atlantic Capital Bancshares, Inc.*	20	380
HCI Group, Inc.	8	376
Bank Mutual Corp.	41	375
MidWestOne Financial Group, Inc.	11	373
Access National Corp.	14	371
CorEnergy Infrastructure Trust, Inc.	11	369
Bank of Marin Bancorp	6	369
Veritex Holdings, Inc.*	14	369
Triumph Bancorp, Inc.*	15	368
R1 RCM, Inc.*	97	364
First Connecticut Bancorp, Inc.	14	359
Bancorp, Inc.*	47	356
City Office REIT, Inc.	28	356
West Bancorporation, Inc.	15	355
MedEquities Realty Trust, Inc.	28	353
People's Utah Bancorp	13	348
Arrow Financial Corp.	11	348
Farmers National Banc Corp.	24	348
OneBeacon Insurance Group Ltd. — Class A	19	346
First Mid-Illinois Bancshares, Inc.	10	342
Fidelity & Guaranty Life	11	342
RMR Group, Inc. — Class A	7	341
Ares Commercial Real Estate Corp.	26	340
CNB Financial Corp.	14	336
Citizens, Inc.*,1	45	332
Clifton Bancorp, Inc.	20	331
One Liberty Properties, Inc.	14	328
Heritage Insurance Holdings, Inc.	25	326
Old Second Bancorp, Inc.	28	323
Republic Bancorp, Inc. — Class A	9	321
Enterprise Bancorp, Inc.	9	320
Orchid Island Capital, Inc.	32	316
NewStar Financial, Inc.	30	315
Dynex Capital, Inc.	44	312
WashingtonFirst Bankshares, Inc.	9	311
Global Indemnity Ltd*	8	310
Community Healthcare Trust, Inc.	12	307
Equity Bancshares, Inc. — Class A*	10	306
Peoples Financial Services Corp.	7	306
Arlington Asset Investment Corp. — Class A	22	301
American National Bankshares, Inc.	8	296
Resource Capital Corp.	29	295
Sierra Bancorp	12	295
PCSB Financial Corp.*	17	290
Hamilton Lane, Inc. — Class A	13	286
National Bankshares, Inc.	7	286
Bluerock Residential Growth REIT, Inc.	22	284
eHealth, Inc.*	15	282
Farmland Partners, Inc.	31	277
FRP Holdings, Inc.*	6	277
Ocwen Financial Corp.*	102	274
Western New England Bancorp, Inc.	27	274
First Bancorp, Inc.	10	271
Farmers Capital Bank Corp.	7	270
Ashford Hospitality Prime, Inc.	26	268
Health Insurance Innovations, Inc. — Class A*	11	259
Citizens & Northern Corp.	11	256
Home Bancorp, Inc.	6	255
United Insurance Holdings Corp.	16	252
PennyMac Financial Services, Inc. — Class A*	15	251
Farmers & Merchants Bancorp Incorporated/Archbold OH	4	248
Sun Bancorp, Inc.	10	247
Ames National Corp.	8	245
Altisource Portfolio Solutions S.A.*,1	11	240
HarborOne Bancorp, Inc.*	12	240
Ladenburg Thalmann Financial Services, Inc.*	98	239
Macatawa Bank Corp.	25	239
Sutherland Asset Management Corp.	16	238
Regional Management Corp.*	10	236
BSB Bancorp, Inc.*	8	234

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 19.5% (continued)
Financial - 5.0% (continued)
WMIH Corp.*	186	$233
Consolidated-Tomoka Land Co.	4	228
Codorus Valley Bancorp, Inc.	8	227
Safeguard Scientifics, Inc.*	19	226
Old Line Bancshares, Inc.	8	225
Capital City Bank Group, Inc.	11	225
Southern First Bancshares, Inc.*	6	222
EMC Insurance Group, Inc.	8	222
Central Valley Community Bancorp	10	222
First Bancshares, Inc.	8	221
Baldwin & Lyons, Inc. — Class B	9	221
Summit Financial Group, Inc.	10	220
On Deck Capital, Inc.*	47	219
Territorial Bancorp, Inc.	7	218
GAIN Capital Holdings, Inc.	35	218
FB Financial Corp.*	6	217
Charter Financial Corp.	12	216
KKR Real Estate Finance Trust, Inc.	10	215
MutualFirst Financial, Inc.	6	214
Northrim BanCorp, Inc.	7	213
Paragon Commercial Corp.*	4	210
Great Ajax Corp.	15	210
BankFinancial Corp.	14	209
Civista Bancshares, Inc.	10	209
Cherry Hill Mortgage Investment Corp.	11	203
Marlin Business Services Corp.	8	201
Jernigan Capital, Inc.	9	198
Shore Bancshares, Inc.	12	197
Southern National Bancorp of Virginia, Inc.	11	194
Southern Missouri Bancorp, Inc.	6	194
Investors Title Co.	1	193
RAIT Financial Trust	88	193
Federated National Holding Co.	12	192
Century Bancorp, Inc. — Class A	3	191
Union Bankshares, Inc.	4	190
Bear State Financial, Inc.	20	189
Bankwell Financial Group, Inc.	6	187
Premier Financial Bancorp, Inc.	9	185
First Business Financial Services, Inc.	8	185
Investar Holding Corp.	8	183
ACNB Corp.	6	183
Hingham Institution for Savings	1	182
LCNB Corp.	9	180
NI Holdings, Inc.*	10	179
SI Financial Group, Inc.	11	177
Stratus Properties, Inc.	6	176
Cadence BanCorp*	8	175
Community Bankers Trust Corp.*	21	173
Clipper Realty, Inc.	14	173
Associated Capital Group, Inc. — Class A	5	170
Owens Realty Mortgage, Inc.	10	170
Tiptree, Inc. — Class A	24	169
Norwood Financial Corp.	4	169
First Internet Bancorp	6	168
First Community Financial Partners, Inc.*	13	168
SmartFinancial, Inc.*	7	167
Commerce Union Bancshares, Inc.	7	167
Bank of Commerce Holdings	15	166
MBT Financial Corp.	17	165
Penns Woods Bancorp, Inc.	4	165
Pzena Investment Management, Inc. — Class A	16	163
Orrstown Financial Services, Inc.	7	160
Evans Bancorp, Inc.	4	160
First Northwest Bancorp*	10	158
Xenith Bankshares, Inc.*	5	155
Community Financial Corp.	4	154
Howard Bancorp, Inc.*	8	154
Timberland Bancorp, Inc.	6	152
Impac Mortgage Holdings, Inc.*	10	151
Middlefield Banc Corp.	3	151
Sunshine Bancorp, Inc.*	7	149
Atlas Financial Holdings, Inc.*	10	149
Oppenheimer Holdings, Inc. — Class A	9	148
Hallmark Financial Services, Inc.*	13	147
Prudential Bancorp, Inc.	8	145
Ohio Valley Banc Corp.	4	144
Malvern Bancorp, Inc.*	6	144
Independence Holding Co.	7	143
Northeast Bancorp	7	142
Capstar Financial Holdings, Inc.*	8	142
C&F Financial Corp.	3	141
BCB Bancorp, Inc.	9	138
Kingstone Companies, Inc.	9	138
FNB Bancorp	5	137
Entegra Financial Corp.*	6	137
Parke Bancorp, Inc.	6	134
ESSA Bancorp, Inc.	9	132
Pacific Mercantile Bancorp*	15	132
ASB Bancorp, Inc.*	3	132
Two River Bancorp	7	130
First Financial Northwest, Inc.	8	129
Donegal Group, Inc. — Class A	8	127
Peoples Bancorp of North Carolina, Inc.	4	126
Riverview Bancorp, Inc.	19	126
Global Medical REIT, Inc.	14	125
Chemung Financial Corp.	3	123
Maui Land & Pineapple Company, Inc.*	6	122
Trinity Place Holdings, Inc.*	17	121
Unity Bancorp, Inc.	7	120
United Security Bancshares	13	120
County Bancorp, Inc.	5	120
GAMCO Investors, Inc. — Class A	4	118
Ellington Residential Mortgage REIT	8	117
Provident Financial Holdings, Inc.	6	116

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 19.5% (continued)
Financial - 5.0% (continued)
Crawford & Co. — Class B	12	$112
Elevate Credit, Inc.*	14	111
Blue Capital Reinsurance Holdings Ltd.	6	110
First Guaranty Bancshares, Inc.	4	109
MidSouth Bancorp, Inc.[1]	9	106
DNB Financial Corp.	3	103
Old Point Financial Corp.	3	99
Silvercrest Asset Management Group, Inc. — Class A	7	94
Provident Bancorp, Inc.*	4	90
Greene County Bancorp, Inc.	3	82
Guaranty Bancshares, Inc.	2	64
Transcontinental Realty Investors, Inc.*	2	54
California First National Bancorp	2	38
Fifth Street Asset Management, Inc.	7	34
Medley Management, Inc. — Class A	5	33
Griffin Industrial Realty, Inc.	1	31
Oconee Federal Financial Corp.	1	28
Total Financial		480,454
Consumer, Non-cyclical - 4.1%
Kite Pharma, Inc.*,1	47	4,871
Catalent, Inc.*	121	4,247
PAREXEL International Corp.*	48	4,171
HealthSouth Corp.	86	4,161
Bluebird Bio, Inc.*	39	4,097
Masimo Corp.*	43	3,921
NuVasive, Inc.*	49	3,769
Exact Sciences Corp.*,1	106	3,749
Clovis Oncology, Inc.*	38	3,558
Grand Canyon Education, Inc.*	45	3,527
Deluxe Corp.	47	3,252
Healthcare Services Group, Inc.	69	3,230
Integra LifeSciences Holdings Corp.*	59	3,216
Incorporated Research Holdings, Inc. — Class A*	53	3,100
Chemed Corp.	15	3,067
Brink's Co.	44	2,947
Molina Healthcare, Inc.*	42	2,906
LivaNova plc*	47	2,877
Snyder's-Lance, Inc.	83	2,874
Insulet Corp.*	56	2,873
Nektar Therapeutics*	143	2,796
Wright Medical Group N.V.*	101	2,776
PRA Health Sciences, Inc.*	37	2,775
Cantel Medical Corp.	35	2,727
Portola Pharmaceuticals, Inc.*	48	2,696
Prestige Brands Holdings, Inc.*	51	2,693
On Assignment, Inc.*	49	2,652
Sage Therapeutics, Inc.*	33	2,628
Medicines Co.*,1	66	2,509
Neogen Corp.*	36	2,488
Darling Ingredients, Inc.*	158	2,487
Penumbra, Inc.*	28	2,457
Ironwood Pharmaceuticals, Inc. — Class A*	130	2,454
Puma Biotechnology, Inc.*	28	2,447
Helen of Troy Ltd.*	26	2,446
Ligand Pharmaceuticals, Inc. — Class B*	20	2,428
ICU Medical, Inc.*	14	2,415
HealthEquity, Inc.*	48	2,391
Aaron's, Inc.	61	2,373
Ultragenyx Pharmaceutical, Inc.*	38	2,360
Adtalem Global Education, Inc.	60	2,277
Cimpress N.V.*,1	24	2,269
Globus Medical, Inc. — Class A*	68	2,254
B&G Foods, Inc.	63	2,243
ABM Industries, Inc.	54	2,242
Lancaster Colony Corp.	18	2,207
Sanderson Farms, Inc.[1]	19	2,197
Nevro Corp.*	27	2,010
Advisory Board Co.*	39	2,009
Prothena Corporation plc*	37	2,002
Sotheby's*	37	1,986
Supernus Pharmaceuticals, Inc.*	46	1,983
J&J Snack Foods Corp.	15	1,981
Haemonetics Corp.*	50	1,975
Avis Budget Group, Inc.*	72	1,963
Vector Group Ltd.	90	1,918
Owens & Minor, Inc.	59	1,899
Blueprint Medicines Corp.*	37	1,875
Horizon Pharma plc*	157	1,864
Performance Food Group Co.*	68	1,863
Cambrex Corp.*	31	1,852
FibroGen, Inc.*	57	1,841
Matthews International Corp. — Class A	30	1,838
Pacira Pharmaceuticals, Inc.*	38	1,813
Teladoc, Inc.*,1	52	1,804
United Natural Foods, Inc.*	49	1,798
Merit Medical Systems, Inc.*	47	1,793
Halyard Health, Inc.*	45	1,768
AMN Healthcare Services, Inc.*	45	1,757
Amedisys, Inc.*	27	1,696
Green Dot Corp. — Class A*	44	1,695
Korn/Ferry International	49	1,692
Sarepta Therapeutics, Inc.*	50	1,686
Magellan Health, Inc.*	23	1,677
Travelport Worldwide Ltd.	120	1,651
Avexis, Inc.*	20	1,643
Fresh Del Monte Produce, Inc.	32	1,629
Radius Health, Inc.*,1	36	1,628
Spectranetics Corp.*	42	1,613
Myriad Genetics, Inc.*	62	1,602
Theravance Biopharma, Inc.*	40	1,594
Select Medical Holdings Corp.*	103	1,581
NxStage Medical, Inc.*	62	1,554
Universal Corp.	24	1,553
Inogen, Inc.*	16	1,527

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 19.5% (continued)
Consumer, Non-cyclical - 4.1% (continued)
Aerie Pharmaceuticals, Inc.*	29	$1,524
Loxo Oncology, Inc.*	19	1,524
NutriSystem, Inc.	29	1,509
Tenet Healthcare Corp.*	78	1,509
HMS Holdings Corp.*	81	1,499
MiMedx Group, Inc.*,1	100	1,497
Dean Foods Co.	88	1,496
Cardtronics plc — Class A*	44	1,446
WD-40 Co.	13	1,435
FTI Consulting, Inc.*	40	1,398
Tivity Health, Inc.*	35	1,395
Amicus Therapeutics, Inc.*	138	1,390
Array BioPharma, Inc.*,1	166	1,389
Repligen Corp.*	33	1,368
Bob Evans Farms, Inc.	19	1,365
Halozyme Therapeutics, Inc.*	105	1,346
CONMED Corp.[1]	26	1,324
Spark Therapeutics, Inc.*	22	1,314
Integer Holdings Corp.*	30	1,298
Monro Muffler Brake, Inc.	31	1,294
Insperity, Inc.	18	1,278
TriNet Group, Inc.*	39	1,277
Hostess Brands, Inc.*	77	1,240
Varex Imaging Corp.*	36	1,217
ACCO Brands Corp.*	104	1,212
Momenta Pharmaceuticals, Inc.*	71	1,200
Boston Beer Company, Inc. — Class A*	9	1,190
Cal-Maine Foods, Inc.*,1	30	1,188
Glaukos Corp.*,1	28	1,161
Natus Medical, Inc.*	31	1,156
Coca-Cola Bottling Company Consolidated	5	1,144
Impax Laboratories, Inc.*	71	1,143
Paylocity Holding Corp.*	25	1,130
Abaxis, Inc.	21	1,113
Emergent BioSolutions, Inc.*	32	1,085
Dermira, Inc.*	37	1,078
TrueBlue, Inc.*	40	1,060
Corcept Therapeutics, Inc.*	88	1,038
Calavo Growers, Inc.	15	1,036
LendingTree, Inc.*	6	1,033
Insmed, Inc.*	60	1,030
National Beverage Corp.	11	1,029
Central Garden & Pet Co. — Class A*	34	1,021
LHC Group, Inc.*	15	1,018
EVERTEC, Inc.	58	1,003
Ensign Group, Inc.	46	1,001
Cardiovascular Systems, Inc.*	31	999
Global Blood Therapeutics, Inc.*	36	985
Synergy Pharmaceuticals, Inc.*	218	970
Novocure Ltd.*,1	56	969
K2M Group Holdings, Inc.*	39	950
Kindred Healthcare, Inc.	81	944
Acceleron Pharma, Inc.*	31	942
Capella Education Co.	11	942
SpartanNash Co.	36	935
Innoviva, Inc.*	73	934
Strayer Education, Inc.	10	932
OraSure Technologies, Inc.*	54	932
Community Health Systems, Inc.*	92	916
Huron Consulting Group, Inc.*	21	907
Herc Holdings, Inc.*	23	904
BioTelemetry, Inc.*	27	903
Weight Watchers International, Inc.*	27	902
Viad Corp.	19	898
Navigant Consulting, Inc.*	45	889
Andersons, Inc.	26	888
Analogic Corp.	12	872
Immunomedics, Inc.*	98	865
RR Donnelley & Sons Co.	68	853
SUPERVALU, Inc.*	258	849
Acorda Therapeutics, Inc.*	42	827
Luminex Corp.	39	824
ICF International, Inc.*	17	801
McGrath RentCorp	23	796
Omeros Corp.*	40	796
TherapeuticsMD, Inc.*,1	150	791
Orthofix International N.V.*	17	790
ZIOPHARM Oncology, Inc.*,1	126	784
Five Prime Therapeutics, Inc.*	26	783
Xencor, Inc.*	37	781
National Healthcare Corp.	11	772
PharMerica Corp.*	29	761
Alarm.com Holdings, Inc.*	20	753
AtriCure, Inc.*	31	752
Almost Family, Inc.*	12	740
CBIZ, Inc.*	49	735
Quidel Corp.*	27	733
US Physical Therapy, Inc.	12	725
Retrophin, Inc.*	37	717
USANA Health Sciences, Inc.*	11	705
Aimmune Therapeutics, Inc.*	34	699
Intersect ENT, Inc.*	25	699
Anika Therapeutics, Inc.*	14	691
Quad/Graphics, Inc.	30	688
LSC Communications, Inc.	32	685
Vanda Pharmaceuticals, Inc.*	42	685
Accelerate Diagnostics, Inc.*	25	684
Diplomat Pharmacy, Inc.*	46	681
Lexicon Pharmaceuticals, Inc.*	41	674
Axovant Sciences Ltd.*	29	673
Phibro Animal Health Corp. — Class A	18	667
Team, Inc.*	28	657
Kelly Services, Inc. — Class A	29	651
Esperion Therapeutics, Inc.*	14	648
Atrion Corp.	1	643
Eagle Pharmaceuticals, Inc.*	8	631
Meridian Bioscience, Inc.	40	630
AMAG Pharmaceuticals, Inc.*	34	626
Amphastar Pharmaceuticals, Inc.*	35	625
Career Education Corp.*	65	624
Inter Parfums, Inc.	17	623
CryoLife, Inc.*	31	618

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

Shares	Value
COMMON STOCKS† - 19.5% (continued)
Consumer, Non-cyclical - 4.1% (continued)
Genomic Health, Inc.*	19	$618
MGP Ingredients, Inc.	12	614
Heska Corp.*	6	612
Hertz Global Holdings, Inc.*	53	610
Heron Therapeutics, Inc.*,1	44	609
Achaogen, Inc.*	28	608
Sangamo Therapeutics, Inc.*	69	607
Epizyme, Inc.*	40	604
RPX Corp.*	43	600
Laureate Education, Inc. — Class A*	34	596
K12, Inc.*	33	591
Depomed, Inc.*	55	591
PTC Therapeutics, Inc.*	32	587
Revance Therapeutics, Inc.*	22	581
ImmunoGen, Inc.*	81	576
Keryx Biopharmaceuticals, Inc.*,1	79	571
AngioDynamics, Inc.*	35	567
MacroGenics, Inc.*	32	560
Spectrum Pharmaceuticals, Inc.*	75	559
Tootsie Roll Industries, Inc.	16	558
Providence Service Corp.*	11	557
Foundation Medicine, Inc.*	14	557
Paratek Pharmaceuticals, Inc.*	23	554
Editas Medicine, Inc.*	33	554
iRhythm Technologies, Inc.*	13	552
Lannett Company, Inc.*,1	27	551
SciClone Pharmaceuticals, Inc.*	50	550
Flexion Therapeutics, Inc.*	27	546
elf Beauty, Inc.*,1	20	544
Albany Molecular Research, Inc.*	25	543
Versartis, Inc.*	31	541
Enanta Pharmaceuticals, Inc.*	15	540
Coherus Biosciences, Inc.*	37	531
Arena Pharmaceuticals, Inc.*	31	528
SP Plus Corp.*	17	519
Achillion Pharmaceuticals, Inc.*	113	519
Aclaris Therapeutics, Inc.*	19	515
Alder Biopharmaceuticals, Inc.*	45	515
REGENXBIO, Inc.*	26	514
Inovio Pharmaceuticals, Inc.*	65	510
Otonomy, Inc.*	27	509
La Jolla Pharmaceutical Co.*	17	506
John B Sanfilippo & Son, Inc.	8	505
Akebia Therapeutics, Inc.*	35	503
GenMark Diagnostics, Inc.*	42	497
Ignyta, Inc.*	48	497
Cytokinetics, Inc.*	40	484
NeoGenomics, Inc.*	54	484
MoneyGram International, Inc.*	28	483
Rent-A-Center, Inc.[1]	41	481
TG Therapeutics, Inc.*	47	472
Landauer, Inc.	9	471
Ingles Markets, Inc. — Class A	14	466
Progenics Pharmaceuticals, Inc.*	68	462
Ennis, Inc.	24	458
Dynavax Technologies Corp.*	47	454
Kforce, Inc.	23	451
Aduro Biotech, Inc.*	39	445
Antares Pharma, Inc.*	138	444
Everi Holdings, Inc.*	61	444
Enzo Biochem, Inc.*	40	442
Lantheus Holdings, Inc.*	25	441
Cross Country Healthcare, Inc.*	34	439
Weis Markets, Inc.	9	438
LeMaitre Vascular, Inc.	14	437
AxoGen, Inc.*	26	436
CytomX Therapeutics, Inc.*	28	434
Calithera Biosciences, Inc.*	29	431
BioCryst Pharmaceuticals, Inc.*	77	428
CorVel Corp.*	9	427
STAAR Surgical Co.*	39	421
Medifast, Inc.	10	415
Surgery Partners, Inc.*	18	410
Invacare Corp.	31	409
Carriage Services, Inc. — Class A	15	404
Barrett Business Services, Inc.	7	401
Cara Therapeutics, Inc.*,1	26	400
Intra-Cellular Therapies, Inc.*	32	397
Geron Corp.*	143	396
Forrester Research, Inc.	10	392
Heidrick & Struggles International, Inc.	18	392
Triple-S Management Corp. — Class B*	23	389
Endologix, Inc.*	79	384
Resources Connection, Inc.	28	384
PDL BioPharma, Inc.*	153	378
Textainer Group Holdings Ltd.*	26	377
Omega Protein Corp.	21	376
Iovance Biotherapeutics, Inc.*	51	375
ANI Pharmaceuticals, Inc.*	8	374
Accuray, Inc.*	78	371
Oxford Immunotec Global plc*	22	370
Teligent, Inc.*	40	366
Surmodics, Inc.*	13	366
Capital Senior Living Corp.*	24	365
Rockwell Medical, Inc.*	46	365
Hackett Group, Inc.	23	357
Vectrus, Inc.*	11	356
American Public Education, Inc.*	15	355
CAI International, Inc.*	15	354
Invitae Corp.*	37	354
Atara Biotherapeutics, Inc.*	25	350
Zogenix, Inc.*	24	348
Cutera, Inc.*	13	337
Nutraceutical International Corp.	8	333
Emerald Expositions Events, Inc.	15	329
Natera, Inc.*	30	326
SEACOR Marine Holdings, Inc.*	16	326
Rigel Pharmaceuticals, Inc.*	119	325
Central Garden & Pet Co.*	10	318
Novavax, Inc.*	271	312
Pulse Biosciences, Inc.*	9	311

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

Shares	Value
COMMON STOCKS† - 19.5% (continued)
Consumer, Non-cyclical - 4.1% (continued)
RTI Surgical, Inc.*	53	$310
Amplify Snack Brands, Inc.*,1	32	308
Primo Water Corp.*	24	305
BioScrip, Inc.*	112	304
Bellicum Pharmaceuticals, Inc.*	26	304
Karyopharm Therapeutics, Inc.*	33	299
Exactech, Inc.*,1	10	298
Insys Therapeutics, Inc.*,1	23	291
CRA International, Inc.	8	291
Tejon Ranch Co.*	14	289
Pacific Biosciences of California, Inc.*	81	288
Audentes Therapeutics, Inc.*	15	287
Celldex Therapeutics, Inc.*	116	287
ServiceSource International, Inc.*	73	283
Aratana Therapeutics, Inc.*	39	282
NanoString Technologies, Inc.*	17	281
RadNet, Inc.*	36	279
Agenus, Inc.*	71	278
Collegium Pharmaceutical, Inc.*,1	22	275
Corbus Pharmaceuticals Holdings, Inc.*	43	271
Cadiz, Inc.*,1	20	270
Assembly Biosciences, Inc.*	13	268
Bridgepoint Education, Inc.*,1	18	266
Civitas Solutions, Inc.*	15	263
Revlon, Inc. — Class A*	11	261
Addus HomeCare Corp.*	7	260
Limoneira Co.	11	260
Tactile Systems Technology, Inc.*	9	257
Tetraphase Pharmaceuticals, Inc.*	36	257
Reata Pharmaceuticals, Inc. — Class A*	8	253
Biohaven Pharmaceutical Holding Company Ltd.*	10	250
Organovo Holdings, Inc.*	95	250
Cerus Corp.*	99	248
B. Riley Financial, Inc.	13	248
BioSpecifics Technologies Corp.*	5	248
Chefs' Warehouse, Inc.*	19	247
Chimerix, Inc.*	45	245
Adamas Pharmaceuticals, Inc.*	14	245
National Research Corp. — Class A	9	242
Farmer Brothers Co.*	8	242
Sucampo Pharmaceuticals, Inc. — Class A*	23	242
Concert Pharmaceuticals, Inc.*	17	237
Great Lakes Dredge & Dock Corp.*	55	237
CSS Industries, Inc.	9	235
BioTime, Inc.*	73	230
Advaxis, Inc.*	35	227
Seres Therapeutics, Inc.*	20	226
CardConnect Corp.*	15	226
Intellia Therapeutics, Inc.*	14	224
MyoKardia, Inc.*	17	223
NantKwest, Inc.*	29	220
Selecta Biosciences, Inc.*	11	218
Seneca Foods Corp. — Class A*	7	217
Utah Medical Products, Inc.	3	217
ChemoCentryx, Inc.*	23	215
Willdan Group, Inc.*	7	214
Minerva Neurosciences, Inc.*	24	212
Curis, Inc.*	112	212
Cempra, Inc.*	46	212
Ra Pharmaceuticals, Inc.*	11	206
Durect Corp.*	132	206
WaVe Life Sciences Ltd.*	11	205
Ocular Therapeutix, Inc.*	22	204
Medpace Holdings, Inc.*	7	203
Stemline Therapeutics, Inc.*	22	202
Craft Brew Alliance, Inc.*	12	202
Smart & Final Stores, Inc.*	22	200
Entellus Medical, Inc.*	12	199
Acacia Research Corp.*	48	197
Care.com, Inc.*	13	196
Natural Health Trends Corp.	7	195
Edge Therapeutics, Inc.*	19	195
Syros Pharmaceuticals, Inc.*	12	193
Veracyte, Inc.*	23	192
Quotient Ltd.*	26	191
Catalyst Pharmaceuticals, Inc.*	69	190
Zynerba Pharmaceuticals, Inc.*	11	187
Anavex Life Sciences Corp.*	35	186
Clearside Biomedical, Inc.*	20	182
Village Super Market, Inc. — Class A	7	181
ViewRay, Inc.*	28	181
Idera Pharmaceuticals, Inc.*	104	179
Collectors Universe, Inc.	7	174
Franklin Covey Co.*	9	174
Kindred Biosciences, Inc.*	20	172
Ascent Capital Group, Inc. — Class A*	11	169
ConforMIS, Inc.*	39	167
Pieris Pharmaceuticals, Inc.*	33	167
American Renal Associates Holdings, Inc.*	9	167
FONAR Corp.*	6	167
Ardelyx, Inc.*	32	163
MediciNova, Inc.*	31	163
ARC Document Solutions, Inc.*	38	158
Immune Design Corp.*	16	156
Miragen Therapeutics, Inc.*	12	155
NewLink Genetics Corp.*	21	154
Merrimack Pharmaceuticals, Inc.	123	153
Fortress Biotech, Inc.*	32	152
Neff Corp. — Class A*	8	152
Strongbridge Biopharma plc*	21	150
Athersys, Inc.*	98	148
Abeona Therapeutics, Inc.*	23	147
Genocea Biosciences, Inc.*	28	146
Conatus Pharmaceuticals, Inc.*	25	144

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

Shares	Value
COMMON STOCKS† - 19.5% (continued)
Consumer, Non-cyclical - 4.1% (continued)
Corium International, Inc.*	19	$142
Neos Therapeutics, Inc.*	19	139
Novelion Therapeutics, Inc.*	15	138
Sientra, Inc.*	14	136
Nature's Sunshine Products, Inc.	10	133
Kura Oncology, Inc.*	14	130
Information Services Group, Inc.*	31	127
Voyager Therapeutics, Inc.*	14	125
Cascadian Therapeutics, Inc.*	33	123
Trevena, Inc.*	53	122
BG Staffing, Inc.	7	122
Fate Therapeutics, Inc.*	37	120
AnaptysBio, Inc.*	5	120
Nymox Pharmaceutical Corp.*	27	119
Syndax Pharmaceuticals, Inc.*	8	112
Protagonist Therapeutics, Inc.*	9	102
Viveve Medical, Inc.*	14	101
Corvus Pharmaceuticals, Inc.*	8	97
Tocagen, Inc.*	8	96
Alico, Inc.	3	94
Asterias Biotherapeutics, Inc.*	26	92
Recro Pharma, Inc.*	13	91
VBI Vaccines, Inc.*	21	91
Liberty Tax, Inc.	7	91
XBiotech, Inc.*	19	89
Pendrell Corp.*	12	87
Matinas BioPharma Holdings, Inc.*	51	86
Jounce Therapeutics, Inc.*	6	84
Obalon Therapeutics, Inc.*	8	79
Turning Point Brands, Inc.*	5	77
AAC Holdings, Inc.*	11	76
Natural Grocers by Vitamin Cottage, Inc.*	9	74
Cambium Learning Group, Inc.*	13	66
Madrigal Pharmaceuticals, Inc.*	4	65
Genesis Healthcare, Inc.*	36	63
CPI Card Group, Inc.[1]	20	57
Ovid therapeutics, Inc.*	5	52
Lifeway Foods, Inc.*	5	47
vTv Therapeutics, Inc. — Class A*	7	35
Oncocyte Corp.*	3	16
Total Consumer, Non-cyclical		392,478
Industrial - 2.7%
Curtiss-Wright Corp.	43	3,946
EMCOR Group, Inc.	57	3,726
Littelfuse, Inc.	22	3,630
Woodward, Inc.	51	3,447
Tech Data Corp.*	34	3,434
Louisiana-Pacific Corp.*	140	3,375
SYNNEX Corp.	28	3,359
Belden, Inc.	41	3,093
EnerSys	42	3,043
Summit Materials, Inc. — Class A*	103	2,974
Trinseo S.A.	43	2,954
John Bean Technologies Corp.	30	2,940
MasTec, Inc.*	64	2,889
Kennametal, Inc.	77	2,881
Barnes Group, Inc.	48	2,809
Sanmina Corp.*	71	2,705
MSA Safety, Inc.	32	2,596
Dycom Industries, Inc.*	29	2,596
Knight Transportation, Inc.	70	2,593
Tetra Tech, Inc.	55	2,515
KLX, Inc.*	50	2,500
Advanced Energy Industries, Inc.*	38	2,458
GATX Corp.	38	2,442
Esterline Technologies Corp.*	25	2,370
Rexnord Corp.*	100	2,325
Cree, Inc.*	94	2,317
RBC Bearings, Inc.*,1	22	2,239
Itron, Inc.*	33	2,236
Moog, Inc. — Class A*	31	2,223
Hillenbrand, Inc.	61	2,202
Masonite International Corp.*	29	2,190
Applied Industrial Technologies, Inc.	37	2,184
Worthington Industries, Inc.	43	2,159
Vishay Intertechnology, Inc.	130	2,158
Generac Holdings, Inc.*	59	2,132
KBR, Inc.	139	2,116
Golar LNG Ltd.	92	2,047
II-VI, Inc.*	58	1,989
Chicago Bridge & Iron Company N.V.[1]	97	1,914
TopBuild Corp.*	36	1,911
Trex Company, Inc.*	28	1,894
Franklin Electric Company, Inc.	45	1,863
Swift Transportation Co. — Class A*,1	70	1,855
Rogers Corp.*	17	1,847
Granite Construction, Inc.	38	1,833
Simpson Manufacturing Company, Inc.	40	1,748
KapStone Paper and Packaging Corp.	84	1,732
Mueller Water Products, Inc. — Class A	148	1,729
Watts Water Technologies, Inc. — Class A	27	1,706
Plexus Corp.*	32	1,682
Mueller Industries, Inc.	55	1,675
Universal Forest Products, Inc.	19	1,659
Proto Labs, Inc.*	24	1,614
Benchmark Electronics, Inc.*	48	1,550
Forward Air Corp.	29	1,545
TTM Technologies, Inc.*	89	1,545
Apogee Enterprises, Inc.	27	1,535
Brady Corp. — Class A	45	1,526
Albany International Corp. — Class A	28	1,494
Fabrinet*	35	1,493
Covanta Holding Corp.	113	1,492
ESCO Technologies, Inc.	25	1,491
Triumph Group, Inc.	47	1,485

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

Shares	Value
COMMON STOCKS† - 19.5% (continued)
Industrial - 2.7% (continued)
SPX FLOW, Inc.*	40	$1,475
AAON, Inc.	40	1,474
Exponent, Inc.	25	1,458
Knowles Corp.*	85	1,438
EnPro Industries, Inc.	20	1,427
Builders FirstSource, Inc.*	93	1,425
Actuant Corp. — Class A	57	1,402
Methode Electronics, Inc.	34	1,401
AZZ, Inc.	25	1,395
Greif, Inc. — Class A	25	1,395
Aerojet Rocketdyne Holdings, Inc.*	67	1,394
Werner Enterprises, Inc.	46	1,350
Comfort Systems USA, Inc.	35	1,299
Kaman Corp.	26	1,297
OSI Systems, Inc.*	17	1,278
Axon Enterprise, Inc.*,1	50	1,257
Tennant Co.	17	1,255
Harsco Corp.*	77	1,240
Matson, Inc.	41	1,232
Saia, Inc.*	24	1,231
Greenbrier Companies, Inc.	26	1,203
American Outdoor Brands Corp.*	54	1,197
Hub Group, Inc. — Class A*	31	1,189
US Concrete, Inc.*,1	15	1,178
Astec Industries, Inc.	21	1,165
Patrick Industries, Inc.*	16	1,166
Raven Industries, Inc.	35	1,166
Atlas Air Worldwide Holdings, Inc.*	22	1,147
Boise Cascade Co.*	37	1,125
Novanta, Inc.*	31	1,116
Altra Industrial Motion Corp.	28	1,114
Applied Optoelectronics, Inc.*,1	18	1,112
Cubic Corp.	24	1,111
Gibraltar Industries, Inc.*	31	1,105
Air Transport Services Group, Inc.*	50	1,089
Standex International Corp.	12	1,088
AAR Corp.	31	1,078
Badger Meter, Inc.	27	1,076
Multi-Color Corp.	13	1,061
US Ecology, Inc.	21	1,061
Sturm Ruger & Company, Inc.	17	1,057
Chart Industries, Inc.*	30	1,042
Tutor Perini Corp.*	36	1,035
SPX Corp.*	41	1,032
Federal Signal Corp.	57	990
Sun Hydraulics Corp.	23	981
Briggs & Stratton Corp.	40	964
Heartland Express, Inc.	46	958
CIRCOR International, Inc.	16	950
Primoris Services Corp.	38	948
TriMas Corp.*	44	917
Lindsay Corp.	10	893
Fitbit, Inc. — Class A*,1	168	892
Continental Building Products, Inc.*	38	885
Encore Wire Corp.	20	854
Argan, Inc.	14	840
GoPro, Inc. — Class A*,1	103	837
Lydall, Inc.*	16	827
Kratos Defense & Security Solutions, Inc.*	69	819
Alamo Group, Inc.	9	817
Ship Finance International Ltd.	58	789
Caesarstone Ltd.*	22	771
General Cable Corp.	47	768
Aerovironment, Inc.*	20	764
Milacron Holdings Corp.*	43	756
Kadant, Inc.	10	752
Chase Corp.	7	747
Manitowoc Company, Inc.*	123	739
Atkore International Group, Inc.*	32	722
AVX Corp.	44	719
JELD-WEN Holding, Inc.*	22	714
NN, Inc.	26	714
Hyster-Yale Materials Handling, Inc.	10	703
Aegion Corp. — Class A*	32	700
Quanex Building Products Corp.	33	698
Schneider National, Inc. — Class B	31	693
Advanced Drainage Systems, Inc.	34	683
CTS Corp.	31	670
Global Brass & Copper Holdings, Inc.	21	642
Astronics Corp.*	21	640
NCI Building Systems, Inc.*	38	635
Scorpio Tankers, Inc.	159	631
Marten Transport Ltd.	23	630
Casella Waste Systems, Inc. — Class A*	38	624
Griffon Corp.	28	615
Nordic American Tankers Ltd.[1]	96	609
International Seaways, Inc.*	28	607
FARO Technologies, Inc.*	16	605
PGT Innovations, Inc.*	47	602
GasLog Ltd.	39	595
Insteel Industries, Inc.	18	593
TimkenSteel Corp.*	38	584
KEMET Corp.*	44	563
Babcock & Wilcox Enterprises, Inc.*	47	553
National Presto Industries, Inc.	5	553
Advanced Disposal Services, Inc.*	24	546
SunPower Corp. — Class A*,1	58	542
Echo Global Logistics, Inc.*	27	537
DXP Enterprises, Inc.*	15	518
ArcBest Corp.	25	515
Columbus McKinnon Corp.	19	483
Kimball Electronics, Inc.*	26	469
MYR Group, Inc.*	15	465
Control4 Corp.*	23	451
Haynes International, Inc.	12	436
Gorman-Rupp Co.	17	433

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

Shares	Value
COMMON STOCKS† - 19.5% (continued)
Industrial - 2.7% (continued)
Mesa Laboratories, Inc.	3	$430
Frontline Ltd.	74	424
Scorpio Bulkers, Inc.*,1	57	405
Stoneridge, Inc.*	26	401
Armstrong Flooring, Inc.*	22	395
Myers Industries, Inc.	22	395
NVE Corp.	5	385
Tredegar Corp.	25	381
Ply Gem Holdings, Inc.*	21	377
Mistras Group, Inc.*	17	373
VSE Corp.	8	360
YRC Worldwide, Inc.*	32	356
Park Electrochemical Corp.	19	350
Teekay Corp.	52	347
NV5 Global, Inc.*	8	340
Sterling Construction Company, Inc.*	25	327
GP Strategies Corp.*	12	317
Ducommun, Inc.*	10	316
DHT Holdings, Inc.	74	307
Park-Ohio Holdings Corp.	8	305
Greif, Inc. — Class B	5	302
Hudson Technologies, Inc.*	35	296
Energous Corp.*	18	293
Energy Recovery, Inc.*	35	290
Vicor Corp.*	16	286
American Railcar Industries, Inc.	7	268
CECO Environmental Corp.	29	266
Gener8 Maritime, Inc.*	45	256
Powell Industries, Inc.	8	256
Costamare, Inc.	35	256
Electro Scientific Industries, Inc.*	30	247
ZAGG, Inc.*	26	225
Heritage-Crystal Clean, Inc.*	14	223
Daseke, Inc.*	20	223
Bel Fuse, Inc. — Class B	9	222
Ichor Holdings Ltd.*	11	222
Ardmore Shipping Corp.[1]	27	220
Teekay Tankers Ltd. — Class A	117	220
LSB Industries, Inc.*	21	217
Intevac, Inc.*	19	211
Roadrunner Transportation Systems, Inc.*	29	211
FreightCar America, Inc.	12	209
Hurco Companies, Inc.	6	209
LSI Industries, Inc.	23	208
Aqua Metals, Inc.*	16	201
Sparton Corp.*	9	198
Orion Group Holdings, Inc.*	26	194
Radiant Logistics, Inc.*	36	194
Omega Flex, Inc.	3	193
Covenant Transportation Group, Inc. — Class A*	11	193
Advanced Emissions Solutions, Inc.	20	183
Graham Corp.	9	177
Olympic Steel, Inc.	9	175
Eagle Bulk Shipping, Inc.*	37	175
Vishay Precision Group, Inc.*	10	173
LB Foster Co. — Class A	8	172
Hill International, Inc.*	33	172
UFP Technologies, Inc.*	6	170
AquaVenture Holdings Ltd.*	11	168
Allied Motion Technologies, Inc.	6	163
Core Molding Technologies, Inc.*	7	151
Eastern Co.	5	150
Layne Christensen Co.*	17	149
Forterra, Inc.*	18	148
Dorian LPG Ltd.*	18	147
Northwest Pipe Co.*	9	146
IES Holdings, Inc.*	8	145
CyberOptics Corp.*	7	145
Iteris, Inc.*	23	143
MicroVision, Inc.*	66	140
Hardinge, Inc.	11	137
Lawson Products, Inc.*	6	133
Gencor Industries, Inc.*	8	130
Twin Disc, Inc.*	8	129
Pure Cycle Corp.*	16	124
Universal Logistics Holdings, Inc.	8	120
Ampco-Pittsburgh Corp.	8	118
Navios Maritime Holdings, Inc.*	86	118
Overseas Shipholding Group, Inc. — Class A*	44	117
Navios Maritime Acquisition Corp.	79	116
Fluidigm Corp.*	28	113
Safe Bulkers, Inc.*,1	46	105
Napco Security Technologies, Inc.*	11	103
Handy & Harman Ltd.*	3	94
Willis Lease Finance Corp.*	3	80
Revolution Lighting Technologies, Inc.*	12	79
Akoustis Technologies, Inc.*	8	70
Genco Shipping & Trading Ltd.*	7	66
NL Industries, Inc.*	8	56
Total Industrial		260,096
Consumer, Cyclical - 2.3%
Texas Roadhouse, Inc. — Class A	64	3,260
Cracker Barrel Old Country Store, Inc.[1]	19	3,177
Dana, Inc.	140	3,127
Jack in the Box, Inc.	30	2,954
Tenneco, Inc.	51	2,949
Beacon Roofing Supply, Inc.*	58	2,842
ILG, Inc.	102	2,803
Office Depot, Inc.	493	2,781
Dave & Buster's Entertainment, Inc.*	41	2,727
FirstCash, Inc.	46	2,682
Five Below, Inc.*	52	2,567
Wolverine World Wide, Inc.	91	2,548
Marriott Vacations Worldwide Corp.	21	2,472

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

Shares	Value
COMMON STOCKS† - 19.5% (continued)
Consumer, Cyclical - 2.3% (continued)
Hawaiian Holdings, Inc.*	51	$2,394
Churchill Downs, Inc.	13	2,382
LCI Industries	23	2,356
Steven Madden Ltd.*	57	2,277
Anixter International, Inc.*	28	2,190
Cheesecake Factory, Inc.	43	2,163
Dorman Products, Inc.*	26	2,152
RH*,1	33	2,129
UniFirst Corp.	15	2,111
iRobot Corp.*	25	2,103
Big Lots, Inc.[1]	43	2,077
Lithia Motors, Inc. — Class A	22	2,073
Deckers Outdoor Corp.*	30	2,048
Bloomin' Brands, Inc.	96	2,038
Buffalo Wild Wings, Inc.*	16	2,027
TRI Pointe Group, Inc.*	151	1,991
Boyd Gaming Corp.	80	1,985
Ollie's Bargain Outlet Holdings, Inc.*	46	1,960
KB Home	81	1,941
Planet Fitness, Inc. — Class A	81	1,891
American Eagle Outfitters, Inc.	156	1,880
Papa John's International, Inc.	26	1,866
Cooper Tire & Rubber Co.	51	1,841
PriceSmart, Inc.	21	1,840
Brinker International, Inc.	47	1,791
Allegiant Travel Co. — Class A	13	1,763
Penn National Gaming, Inc.*	82	1,755
Children's Place, Inc.	17	1,736
Herman Miller, Inc.	57	1,733
SkyWest, Inc.	49	1,720
SiteOne Landscape Supply, Inc.*	33	1,718
Cooper-Standard Holdings, Inc.*	17	1,715
HNI Corp.	42	1,675
Columbia Sportswear Co.	28	1,626
Meritage Homes Corp.*	37	1,560
Red Rock Resorts, Inc. — Class A	65	1,531
La-Z-Boy, Inc.	46	1,495
Core-Mark Holding Company, Inc.	44	1,455
Select Comfort Corp.*	40	1,420
Taylor Morrison Home Corp. — Class A*	59	1,417
MDC Holdings, Inc.	40	1,413
Triton International Ltd.	42	1,404
J.C. Penney Company, Inc.*	299	1,390
BMC Stock Holdings, Inc.*	63	1,377
Gentherm, Inc.*	35	1,358
Meritor, Inc.*	81	1,345
American Woodmark Corp.*	14	1,338
Scientific Games Corp. — Class A*	51	1,331
Group 1 Automotive, Inc.	20	1,266
Navistar International Corp.*	48	1,259
Mobile Mini, Inc.	42	1,254
Wabash National Corp.	57	1,253
American Axle & Manufacturing Holdings, Inc.*	80	1,248
Vista Outdoor, Inc.*	55	1,238
IMAX Corp.*	56	1,232
Fox Factory Holding Corp.*	34	1,210
AMC Entertainment Holdings, Inc. — Class A	53	1,206
Interface, Inc. — Class A	60	1,179
Chico's FAS, Inc.	124	1,168
La Quinta Holdings, Inc.*	79	1,167
Callaway Golf Co.	90	1,150
Steelcase, Inc. — Class A	82	1,148
Belmond Ltd. — Class A*	86	1,144
Caleres, Inc.	41	1,139
DSW, Inc. — Class A	63	1,115
Installed Building Products, Inc.*	21	1,112
Standard Motor Products, Inc.	21	1,097
Rush Enterprises, Inc. — Class A*	29	1,078
SeaWorld Entertainment, Inc.	66	1,074
Sonic Corp.	40	1,060
Winnebago Industries, Inc.	30	1,050
G-III Apparel Group Ltd.*	42	1,048
Cavco Industries, Inc.*	8	1,037
Asbury Automotive Group, Inc.*	18	1,018
Pinnacle Entertainment, Inc.*	51	1,008
Oxford Industries, Inc.	16	1,000
HSN, Inc.	31	989
ScanSource, Inc.*	24	967
Knoll, Inc.	47	942
Universal Electronics, Inc.*	14	936
International Speedway Corp. — Class A	24	901
Caesars Acquisition Co. — Class A*	47	895
Eldorado Resorts, Inc.*	44	880
Dillard's, Inc. — Class A1	15	865
Wingstop, Inc.	28	865
Abercrombie & Fitch Co. — Class A	66	821
ClubCorp Holdings, Inc.	62	812
Liberty TripAdvisor Holdings, Inc. — Class A*	70	812
Modine Manufacturing Co.*	48	794
Red Robin Gourmet Burgers, Inc.*	12	783
Denny's Corp.*	66	777
Ethan Allen Interiors, Inc.	24	775
PetMed Express, Inc.	19	771
DineEquity, Inc.	17	749
BJ's Restaurants, Inc.*	20	745
Guess?, Inc.	58	741
Shake Shack, Inc. — Class A*,1	21	732
Douglas Dynamics, Inc.	21	691
LGI Homes, Inc.*,1	17	683
Tile Shop Holdings, Inc.	33	681
Lumber Liquidators Holdings, Inc.*,1	27	677
Caesars Entertainment Corp.*,1	55	660
M/I Homes, Inc.*	23	657
GMS, Inc.*	23	646
Ruth's Hospitality Group, Inc.	29	631

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

Shares	Value
COMMON STOCKS† - 19.5% (continued)
Consumer, Cyclical - 2.3% (continued)
H&E Equipment Services, Inc.	30	$612
Genesco, Inc.*	18	610
Wesco Aircraft Holdings, Inc.*	54	586
Kimball International, Inc. — Class B	35	584
Titan International, Inc.	48	576
Nautilus, Inc.*	29	555
William Lyon Homes — Class A*	23	555
GNC Holdings, Inc. — Class A1	65	548
Crocs, Inc.*	71	547
Marcus Corp.	18	544
Finish Line, Inc. — Class A	38	538
Essendant, Inc.	36	534
Tailored Brands, Inc.[1]	47	525
Fiesta Restaurant Group, Inc.*	25	516
Motorcar Parts of America, Inc.*	18	508
Sonic Automotive, Inc. — Class A	26	506
Express, Inc.*	74	500
Buckle, Inc.[1]	28	498
Veritiv Corp.*	11	495
Superior Industries International, Inc.	24	493
MarineMax, Inc.*	24	469
Unifi, Inc.*	15	462
Hooker Furniture Corp.	11	453
Haverty Furniture Companies, Inc.	18	452
National CineMedia, Inc.	60	445
Del Taco Restaurants, Inc.*	32	440
Malibu Boats, Inc. — Class A*	17	440
Acushnet Holdings Corp.	22	436
Hibbett Sports, Inc.*	21	436
Barnes & Noble, Inc.	57	433
Tower International, Inc.	19	427
Fossil Group, Inc.*	41	424
Century Communities, Inc.*	17	422
Beazer Homes USA, Inc.*	30	412
Party City Holdco, Inc.*	26	407
Pier 1 Imports, Inc.	78	405
Cato Corp. — Class A	23	405
Carrols Restaurant Group, Inc.*	33	404
Biglari Holdings, Inc.*	1	400
Freshpet, Inc.*	24	398
Barnes & Noble Education, Inc.*	37	393
Francesca's Holdings Corp.*	35	383
Bassett Furniture Industries, Inc.	10	380
Flexsteel Industries, Inc.	7	379
Movado Group, Inc.[1]	15	379
Chuy's Holdings, Inc.*	16	374
Camping World Holdings, Inc. — Class A	12	370
EZCORP, Inc. — Class A*	48	370
PICO Holdings, Inc.*	21	368
Horizon Global Corp.*	25	359
Ascena Retail Group, Inc.*,1	166	357
MCBC Holdings, Inc.*	18	352
Regis Corp.*	34	349
Conn's, Inc.*,1	18	344
Del Frisco's Restaurant Group, Inc.*	21	338
Hovnanian Enterprises, Inc. — Class A*	119	333
REV Group, Inc.	12	332
Iconix Brand Group, Inc.*	48	332
Daktronics, Inc.	34	327
Culp, Inc.	10	325
Titan Machinery, Inc.*	18	324
Fred's, Inc. — Class A1	35	323
Monarch Casino & Resort, Inc.*	10	303
Habit Restaurants, Inc. — Class A*	19	300
Eros International plc*,1	26	298
PC Connection, Inc.	11	298
Citi Trends, Inc.	14	297
Spartan Motors, Inc.	33	292
Intrawest Resorts Holdings, Inc.*	12	285
NACCO Industries, Inc. — Class A	4	284
El Pollo Loco Holdings, Inc.*	20	277
Bojangles', Inc.*	17	276
Miller Industries, Inc.	11	273
America's Car-Mart, Inc.*	7	272
Big 5 Sporting Goods Corp.	20	261
Reading International, Inc. — Class A*	16	258
Winmark Corp.	2	258
Potbelly Corp.*	22	253
Green Brick Partners, Inc.*	22	252
Vitamin Shoppe, Inc.*	21	245
Johnson Outdoors, Inc. — Class A	5	241
AV Homes, Inc.*	12	241
Perry Ellis International, Inc.*	12	234
West Marine, Inc.	18	231
Shoe Carnival, Inc.	11	230
Zumiez, Inc.*	18	222
RCI Hospitality Holdings, Inc.	9	215
Zoe's Kitchen, Inc.*	18	214
Supreme Industries, Inc. — Class A	13	214
Nexeo Solutions, Inc.*,1	25	208
Golden Entertainment, Inc.*	10	207
Systemax, Inc.	11	207
Commercial Vehicle Group, Inc.*	24	203
Speedway Motorsports, Inc.	11	201
Lindblad Expeditions Holdings, Inc.*	19	200
Nathan's Famous, Inc.*	3	189
Drive Shack, Inc.	60	189
Sportsman's Warehouse Holdings, Inc.*,1	35	189
PCM, Inc.*	10	188
Vera Bradley, Inc.*	19	186
Rush Enterprises, Inc. — Class B*	5	182
Superior Uniform Group, Inc.	8	179
Libbey, Inc.	21	169

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

Shares	Value
COMMON STOCKS† - 19.5% (continued)
Consumer, Cyclical - 2.3% (continued)
Weyco Group, Inc.	6	$167
Duluth Holdings, Inc. — Class B*	9	164
Lifetime Brands, Inc.	9	163
Huttig Building Products, Inc.*	23	161
VOXX International Corp. — Class A*	19	156
Delta Apparel, Inc.*	7	155
Foundation Building Materials, Inc.*	12	154
Kirkland's, Inc.*	15	154
Sequential Brands Group, Inc.*,1	38	152
Century Casinos, Inc.*	20	147
J Alexander's Holdings, Inc.*	12	147
Castle Brands, Inc.*	84	144
New Home Company, Inc.*	12	138
Build-A-Bear Workshop, Inc. — Class A*	13	136
J. Jill, Inc.*	11	135
Black Diamond, Inc.*	20	133
Escalade, Inc.	10	131
Fogo De Chao, Inc.*	9	125
Marine Products Corp.	8	125
Tilly's, Inc. — Class A	12	122
Blue Bird Corp.*	7	119
Red Lion Hotels Corp.*	16	118
At Home Group, Inc.*	5	116
Ruby Tuesday, Inc.*	57	115
Sears Holdings Corp.*	11	97
Gaia, Inc.*	8	90
Container Store Group, Inc.*	15	89
UCP, Inc. — Class A*	8	88
Boot Barn Holdings, Inc.*,1	12	85
EnviroStar, Inc.	3	81
Empire Resorts, Inc.*	3	72
Inspired Entertainment, Inc.*	4	52
Noodles & Co.*	11	43
CompX International, Inc.	2	31
Total Consumer, Cyclical		219,523
Technology - 2.0%
Medidata Solutions, Inc.*	54	4,222
Fair Isaac Corp.	30	4,182
Aspen Technology, Inc.*	72	3,979
EPAM Systems, Inc.*	47	3,951
Blackbaud, Inc.	46	3,945
Cirrus Logic, Inc.*	62	3,888
MAXIMUS, Inc.	62	3,882
j2 Global, Inc.	45	3,829
Monolithic Power Systems, Inc.	38	3,662
MKS Instruments, Inc.	52	3,499
Lumentum Holdings, Inc.*	59	3,366
Integrated Device Technology, Inc.*	129	3,326
Paycom Software, Inc.*	47	3,215
Entegris, Inc.*	137	3,007
CACI International, Inc. — Class A*	24	3,001
NetScout Systems, Inc.*	86	2,958
Science Applications International Corp.	42	2,916
Silicon Laboratories, Inc.*	40	2,734
ACI Worldwide, Inc.*	112	2,505
Verint Systems, Inc.*	60	2,442
Allscripts Healthcare Solutions, Inc.*	175	2,233
Semtech Corp.*	62	2,217
MACOM Technology Solutions Holdings, Inc.*	39	2,175
Convergys Corp.	90	2,140
Electronics for Imaging, Inc.*	45	2,132
HubSpot, Inc.*	32	2,104
CommVault Systems, Inc.*	37	2,089
Diebold Nixdorf, Inc.	73	2,044
Pegasystems, Inc.	35	2,042
Power Integrations, Inc.	28	2,041
RealPage, Inc.*	56	2,013
2U, Inc.*	42	1,971
3D Systems Corp.*,1	105	1,964
Acxiom Corp.*	75	1,949
VeriFone Systems, Inc.*	107	1,937
Mercury Systems, Inc.*	45	1,894
Cornerstone OnDemand, Inc.*	50	1,788
ExlService Holdings, Inc.*	32	1,779
Cabot Microelectronics Corp.	24	1,772
NeuStar, Inc. — Class A*	53	1,768
Twilio, Inc. — Class A*,1	60	1,747
MicroStrategy, Inc. — Class A*	9	1,725
Synaptics, Inc.*	33	1,706
Envestnet, Inc.*	41	1,624
MaxLinear, Inc. — Class A*	58	1,618
Omnicell, Inc.*	35	1,509
Ambarella, Inc.*,1	31	1,505
Callidus Software, Inc.*	62	1,500
Brooks Automation, Inc.	66	1,432
Progress Software Corp.	46	1,421
XPERI CORP.	47	1,401
Box, Inc. — Class A*	76	1,386
Inphi Corp.*	40	1,372
Insight Enterprises, Inc.*	34	1,360
CSG Systems International, Inc.	32	1,299
BroadSoft, Inc.*	30	1,292
Veeco Instruments, Inc.*	46	1,276
Sykes Enterprises, Inc.*	38	1,274
Ebix, Inc.	23	1,240
Qualys, Inc.*	30	1,224
Rambus, Inc.*	107	1,223
New Relic, Inc.*	28	1,204
Pure Storage, Inc. — Class A*	90	1,153
Stratasys Ltd.*,1	48	1,119
Five9, Inc.*	50	1,076
ManTech International Corp. — Class A	25	1,035
SPS Commerce, Inc.*	16	1,020
Bottomline Technologies de, Inc.*	38	976
Cotiviti Holdings, Inc.*	26	966
Amkor Technology, Inc.*	98	957
CEVA, Inc.*	21	954
MINDBODY, Inc. — Class A*	35	952
Evolent Health, Inc. — Class A*	37	938

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

Shares	Value
COMMON STOCKS† - 19.5% (continued)
Technology - 2.0% (continued)
Super Micro Computer, Inc.*	38	$937
Diodes, Inc.*	37	889
Quality Systems, Inc.*	50	861
FormFactor, Inc.*	69	856
Coupa Software, Inc.*	29	840
MTS Systems Corp.	16	829
Impinj, Inc.*,1	17	827
Virtusa Corp.*	27	794
Inovalon Holdings, Inc. — Class A*,1	60	789
Lattice Semiconductor Corp.*	118	786
Monotype Imaging Holdings, Inc.	40	732
Cray, Inc.*	39	718
Vocera Communications, Inc.*	27	713
Rudolph Technologies, Inc.*	30	686
PROS Holdings, Inc.*	25	685
Synchronoss Technologies, Inc.*	41	674
Varonis Systems, Inc.*	18	670
Nutanix, Inc. — Class A*	33	665
Unisys Corp.*	48	614
Axcelis Technologies, Inc.*	29	608
Photronics, Inc.*	64	602
Ultra Clean Holdings, Inc.*	32	600
Hortonworks, Inc.*	46	592
Instructure, Inc.*	20	590
Nanometrics, Inc.*	23	582
Donnelley Financial Solutions, Inc.*	25	574
LivePerson, Inc.*	52	572
Barracuda Networks, Inc.*	24	553
Benefitfocus, Inc.*	15	545
Syntel, Inc.	32	543
TeleTech Holdings, Inc.	13	530
Carbonite, Inc.*	24	523
InnerWorkings, Inc.*	44	510
Xcerra Corp.*	52	508
CommerceHub, Inc.*	28	488
Engility Holdings, Inc.*	17	483
Workiva, Inc.*	24	457
Silver Spring Networks, Inc.*	40	451
PDF Solutions, Inc.*	27	444
KeyW Holding Corp.*,1	46	430
Cohu, Inc.	26	409
Actua Corp.*	29	407
Digimarc Corp.*	10	402
Bazaarvoice, Inc.*	80	396
IXYS Corp.*	24	395
Blackline, Inc.*	11	393
Xactly Corp.*	25	391
Everbridge, Inc.*	16	390
MuleSoft, Inc. — Class A*	15	374
Computer Programs & Systems, Inc.	11	361
MobileIron, Inc.*	53	321
Alpha & Omega Semiconductor Ltd.*	18	300
Apptio, Inc. — Class A*	17	295
Model N, Inc.*	22	293
QAD, Inc. — Class A	9	288
EMCORE Corp.	26	277
American Software, Inc. — Class A	26	268
Appfolio, Inc. — Class A*	8	261
Presidio, Inc.*	18	258
Castlight Health, Inc. — Class B*	62	257
Immersion Corp.*	28	254
Digi International, Inc.*	25	254
Mitek Systems, Inc.*	30	252
Glu Mobile, Inc.*	100	250
DSP Group, Inc.*	21	244
Tangoe, Inc.*	37	241
AXT, Inc.*	36	229
CommerceHub, Inc.*	13	226
Kopin Corp.*	59	219
Quantum Corp.*	27	211
Sigma Designs, Inc.*	36	211
pdvWireless, Inc.*	9	210
Maxwell Technologies, Inc.*	35	210
Cloudera, Inc.*	13	208
Brightcove, Inc.*	33	205
USA Technologies, Inc.*	37	192
DMC Global, Inc.	14	183
Exa Corp.*	13	179
Alteryx, Inc. — Class A*	9	176
Rosetta Stone, Inc.*	16	172
Avid Technology, Inc.*	32	168
Amber Road, Inc.*	19	163
Park City Group, Inc.*	13	158
Upland Software, Inc.*	7	154
Agilysys, Inc.*	15	152
NCI, Inc. — Class A*	7	148
Eastman Kodak Co.*	16	146
Guidance Software, Inc.*	21	139
Simulations Plus, Inc.	11	136
Tabula Rasa HealthCare, Inc.*	9	135
Planet Payment, Inc.*	41	135
Radisys Corp.*	35	132
ExOne Co.*	11	126
Pixelworks, Inc.*	27	124
StarTek, Inc.*	10	122
GSI Technology, Inc.*	14	110
Cogint, Inc.*	19	96
SecureWorks Corp. — Class A*	8	74
NantHealth, Inc.*	17	72
Majesco*	5	25
Veritone, Inc.*	2	23
Total Technology		190,395
Communications - 1.3%
GrubHub, Inc.*	83	3,618
Proofpoint, Inc.*	41	3,559
Ciena Corp.*	136	3,402
ViaSat, Inc.*	51	3,375
Finisar Corp.*	107	2,780
Nexstar Media Group, Inc. — Class A	44	2,632
Zendesk, Inc.*	94	2,610
InterDigital, Inc.	33	2,551
Stamps.com, Inc.*	15	2,322

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

Shares	Value
COMMON STOCKS† - 19.5% (continued)
Communications - 1.3% (continued)
Viavi Solutions, Inc.*	220	$2,317
Sinclair Broadcast Group, Inc. — Class A	70	2,304
Meredith Corp.	38	2,259
Yelp, Inc. — Class A*	75	2,251
RingCentral, Inc. — Class A*	60	2,192
New York Times Co. — Class A	121	2,142
WebMD Health Corp. — Class A*	36	2,111
TiVo Corp.	113	2,107
DigitalGlobe, Inc.*	59	1,965
Cars.com, Inc.*	69	1,837
Plantronics, Inc.	32	1,674
Etsy, Inc.*	111	1,665
Cogent Communications Holdings, Inc.	40	1,604
Shutterfly, Inc.*	33	1,568
Imperva, Inc.*	32	1,531
Oclaro, Inc.*,1	159	1,485
Infinera Corp.*	139	1,483
Straight Path Communications, Inc. — Class B*	8	1,437
Shenandoah Telecommunications Co.	45	1,382
Time, Inc.	96	1,378
Gigamon, Inc.*	35	1,377
NETGEAR, Inc.*	31	1,336
Frontier Communications Corp.[1]	1,136	1,318
MSG Networks, Inc. — Class A*	58	1,302
Vonage Holdings Corp.*	192	1,256
Groupon, Inc. — Class A*	327	1,256
8x8, Inc.*	85	1,237
Houghton Mifflin Harcourt Co.*	100	1,230
TrueCar, Inc.*	60	1,196
Scholastic Corp.	27	1,177
NIC, Inc.	62	1,175
Ubiquiti Networks, Inc.*,1	22	1,143
Q2 Holdings, Inc.*	30	1,109
Consolidated Communications Holdings, Inc.	48	1,031
EW Scripps Co. — Class A*	56	997
Chegg, Inc.*,1	81	995
West Corp.[1]	42	979
ADTRAN, Inc.	47	971
Extreme Networks, Inc.*	105	968
ePlus, Inc.*	13	963
Gannett Company, Inc.	110	959
General Communication, Inc. — Class A*	26	953
GTT Communications, Inc.*	30	950
Web.com Group, Inc.*	37	936
Globalstar, Inc.*,1	427	910
Iridium Communications, Inc.*	81	895
Trade Desk, Inc. — Class A*	17	852
Gray Television, Inc.*	62	849
Blucora, Inc.*	40	848
Quotient Technology, Inc.*	71	817
Shutterstock, Inc.*	18	793
Liberty Media Corporation-Liberty Braves — Class C*	33	791
Cincinnati Bell, Inc.*	40	782
World Wrestling Entertainment, Inc. — Class A	37	754
Acacia Communications, Inc.*,1	18	746
ORBCOMM, Inc.*	63	712
Windstream Holdings, Inc.	183	710
ATN International, Inc.	10	684
CalAmp Corp.*	33	671
New Media Investment Group, Inc.	49	661
HealthStream, Inc.*	25	658
Gogo, Inc.*,1	55	634
Perficient, Inc.*	33	615
Bankrate, Inc.*	45	578
MDC Partners, Inc. — Class A	53	525
Boingo Wireless, Inc.*	35	524
Angie's List, Inc.*	39	499
Loral Space & Communications, Inc.*	12	499
Tucows, Inc. — Class A*	9	482
Endurance International Group Holdings, Inc.*	56	468
XO Group, Inc.*	24	423
Entravision Communications Corp. — Class A	64	422
Comtech Telecommunications Corp.	22	417
VASCO Data Security International, Inc.*	29	416
Harmonic, Inc.*	76	399
A10 Networks, Inc.*	47	397
ShoreTel, Inc.*	66	383
Quantenna Communications, Inc.*	20	380
Lumos Networks Corp.*	21	375
Spok Holdings, Inc.	20	354
Sonus Networks, Inc.*	46	342
Rapid7, Inc.*	20	337
FairPoint Communications, Inc.*	21	329
Meet Group, Inc.*	64	323
FTD Companies, Inc.*	16	320
Central European Media Enterprises Ltd. — Class A*	79	316
Carvana Co.*	15	307
Zix Corp.*	52	296
Internap Corp.*	77	283
Calix, Inc.*	41	281
Entercom Communications Corp. — Class A1	27	279
ChannelAdvisor Corp.*	24	277
Overstock.com, Inc.*	16	261
Okta, Inc.*	11	251
tronc, Inc.*	19	245
IDT Corp. — Class B	17	244
1-800-Flowers.com, Inc. — Class A*	25	244
NeoPhotonics Corp.*	31	239
Liberty Media Corporation - Liberty Braves — Class A*	10	239
Telenav, Inc.*	29	235
HC2 Holdings, Inc.*	39	229

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

Shares	Value
COMMON STOCKS† - 19.5% (continued)
Communications - 1.3% (continued)
VirnetX Holding Corp.*	49	$223
Rubicon Project, Inc.*	43	221
Ominto, Inc.*	14	214
RigNet, Inc.*	13	209
Limelight Networks, Inc.*	72	208
Daily Journal Corp.*	1	206
TechTarget, Inc.*	19	197
Lands' End, Inc.*	13	194
Reis, Inc.	9	191
Saga Communications, Inc. — Class A	4	183
Hemisphere Media Group, Inc.*	15	178
Global Eagle Entertainment, Inc.*	49	174
Clear Channel Outdoor Holdings, Inc. — Class A	34	165
Global Sources Ltd.*	8	160
Yext, Inc.*	12	160
Liquidity Services, Inc.*	25	159
Corindus Vascular Robotics, Inc.*	81	151
Aerohive Networks, Inc.*	30	150
Hawaiian Telcom Holdco, Inc.*	6	150
QuinStreet, Inc.*	35	146
Clearfield, Inc.*	11	145
KVH Industries, Inc.*	15	143
Preformed Line Products Co.	3	139
DHI Group, Inc.*	47	134
Ooma, Inc.*	16	128
Rightside Group Ltd.*	11	117
Intelsat S.A.*	35	107
RealNetworks, Inc.*	23	100
Rocket Fuel, Inc.*	34	94
Leaf Group Ltd.*	11	86
Townsquare Media, Inc. — Class A*	8	82
Salem Media Group, Inc. — Class A	11	78
Beasley Broadcast Group, Inc. — Class A	5	49
Value Line, Inc.	1	18
Total Communications		123,214
Energy - 0.7%
PDC Energy, Inc.*	66	2,833
Callon Petroleum Co.*	194	2,058
Ultra Petroleum Corp.*	188	2,040
McDermott International, Inc.*	273	1,958
Matador Resources Co.*	86	1,838
Oasis Petroleum, Inc.*	227	1,827
Dril-Quip, Inc.*	36	1,757
SemGroup Corp. — Class A	64	1,728
NOW, Inc.*	103	1,656
Pattern Energy Group, Inc.	68	1,622
Delek US Holdings, Inc.	59	1,560
C&J Energy Services, Inc.*	45	1,542
Superior Energy Services, Inc.*	147	1,533
Ensco plc — Class A	293	1,512
Arch Coal, Inc. — Class A	21	1,433
MRC Global, Inc.*	86	1,421
Oil States International, Inc.*	49	1,330
SRC Energy, Inc.*,1	193	1,299
Peabody Energy Corp.*	47	1,149
Rowan Companies plc — Class A*	112	1,147
Carrizo Oil & Gas, Inc.*	60	1,045
Forum Energy Technologies, Inc.*	66	1,030
Unit Corp.*	50	937
TerraForm Power, Inc. — Class A*	78	936
Noble Corporation plc	235	851
Exterran Corp.*	31	828
Archrock, Inc.	67	764
Helix Energy Solutions Group, Inc.*	135	761
Green Plains, Inc.	37	760
SunCoke Energy, Inc.*	62	676
Diamond Offshore Drilling, Inc.*,1	62	671
Bonanza Creek Energy, Inc.*	20	634
Resolute Energy Corp.*	21	625
Newpark Resources, Inc.*	84	617
Atwood Oceanics, Inc.*	74	603
Thermon Group Holdings, Inc.*	31	594
Denbury Resources, Inc.*	383	586
SandRidge Energy, Inc.*	34	585
Sunrun, Inc.*	82	584
REX American Resources Corp.*	6	579
Ring Energy, Inc.*	44	572
Par Pacific Holdings, Inc.*	31	559
SEACOR Holdings, Inc.*	16	549
Tellurian, Inc.*	53	532
Energy XXI Gulf Coast, Inc.*	28	520
Penn Virginia Corp.*	14	515
Sanchez Energy Corp.*,1	68	488
Keane Group, Inc.*,1	30	480
Renewable Energy Group, Inc.*	37	479
Flotek Industries, Inc.*	53	474
Plug Power, Inc.*,1	215	439
TerraForm Global, Inc. — Class A*	86	434
Basic Energy Services, Inc.*	17	423
Jagged Peak Energy, Inc.*,1	31	414
Alon USA Energy, Inc.	31	413
Frank's International N.V.	48	398
FutureFuel Corp.	24	362
California Resources Corp.*	41	351
Stone Energy Corp.*	19	349
Panhandle Oil and Gas, Inc. — Class A	15	347
ProPetro Holding Corp.*	24	335
Clean Energy Fuels Corp.*	131	333
CVR Energy, Inc.[1]	15	326
TETRA Technologies, Inc.*	110	307
Natural Gas Services Group, Inc.*	12	298
NCS Multistage Holdings, Inc.*	11	277
Warrior Met Coal, Inc.	16	274
Halcon Resources Corp.*,1	59	268
Cloud Peak Energy, Inc.*	71	251

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

Shares	Value
COMMON STOCKS† - 19.5% (continued)
Energy - 0.7% (continued)
Pacific Ethanol, Inc.*	40	$250
Eclipse Resources Corp.*	84	240
Bristow Group, Inc.[1]	31	237
Abraxas Petroleum Corp.*	146	237
WildHorse Resource Development Corp.*,1	19	235
Matrix Service Co.*	25	234
Bill Barrett Corp.*	73	224
Trecora Resources*	19	214
Lilis Energy, Inc.*	41	201
Tesco Corp.*	45	200
Evolution Petroleum Corp.	24	194
Key Energy Services, Inc.*	10	192
TPI Composites, Inc.*	10	185
SilverBow Resources, Inc.*	7	183
Geospace Technologies Corp.*	13	180
Era Group, Inc.*	19	180
W&T Offshore, Inc.*	90	176
Parker Drilling Co.*	129	174
Gastar Exploration, Inc.*	168	156
Contango Oil & Gas Co.*	23	153
Gulf Island Fabrication, Inc.	13	151
CARBO Ceramics, Inc.*	22	151
Pioneer Energy Services Corp.*	73	150
Mammoth Energy Services, Inc.*	8	149
Vivint Solar, Inc.*	25	146
Midstates Petroleum Company, Inc.*	11	139
Approach Resources, Inc.*	41	138
EP Energy Corp. — Class A*	37	135
Independence Contract Drilling, Inc.*	33	128
Hallador Energy Co.	15	117
Solaris Oilfield Infrastructure, Inc. — Class A*	10	115
Isramco, Inc.*	1	114
PHI, Inc.*	11	107
Willbros Group, Inc.*	42	104
Earthstone Energy, Inc. — Class A*	9	90
Westmoreland Coal Co.*	18	88
Adams Resources & Energy, Inc.	2	82
Jones Energy, Inc. — Class A*	44	70
Select Energy Services, Inc. — Class A*	4	49
Ramaco Resources, Inc.*	6	36
Rosehill Resources, Inc.*	2	17
Total Energy		65,997
Utilities - 0.7%
IDACORP, Inc.	49	4,181
WGL Holdings, Inc.	49	4,088
Portland General Electric Co.	86	3,928
ALLETE, Inc.	49	3,512
ONE Gas, Inc.	50	3,491
Black Hills Corp.	51	3,441
Southwest Gas Holdings, Inc.	46	3,361
New Jersey Resources Corp.	83	3,295
Spire, Inc.	45	3,139
PNM Resources, Inc.	77	2,945
NorthWestern Corp.	47	2,868
Avista Corp.	62	2,633
South Jersey Industries, Inc.	77	2,631
Ormat Technologies, Inc.	38	2,230
MGE Energy, Inc.	34	2,188
El Paso Electric Co.	39	2,016
California Water Service Group	46	1,693
American States Water Co.	35	1,659
Northwest Natural Gas Co.	27	1,616
Otter Tail Corp.	38	1,505
Chesapeake Utilities Corp.	15	1,124
NRG Yield, Inc. — Class C	61	1,074
Dynegy, Inc.*	106	877
SJW Group	16	787
Unitil Corp.	13	628
Connecticut Water Service, Inc.	11	611
Middlesex Water Co.	15	594
NRG Yield, Inc. — Class A	34	580
York Water Co.	12	418
Artesian Resources Corp. — Class A	8	301
Atlantic Power Corp.*	110	264
Delta Natural Gas Company, Inc.	7	213
Spark Energy, Inc. — Class A1	11	207
EnerNOC, Inc.*	26	202
Consolidated Water Company Ltd.	14	174
RGC Resources, Inc.	6	170
Ameresco, Inc. — Class A*	18	139
Genie Energy Ltd. — Class B	13	99
Global Water Resources, Inc.	10	99
Total Utilities		64,981
Basic Materials - 0.7%
Sensient Technologies Corp.	43	3,462
PolyOne Corp.	78	3,021
US Silica Holdings, Inc.	79	2,803
HB Fuller Co.	49	2,503
Minerals Technologies, Inc.	34	2,489
Ingevity Corp.*	41	2,353
Balchem Corp.	30	2,331
Commercial Metals Co.	111	2,157
Compass Minerals International, Inc.	33	2,155
GCP Applied Technologies, Inc.*	69	2,105
AK Steel Holding Corp.*	304	1,997
Cliffs Natural Resources, Inc.*	287	1,986
Hecla Mining Co.	379	1,933
Quaker Chemical Corp.	13	1,888
Allegheny Technologies, Inc.	105	1,786
Carpenter Technology Corp.	45	1,684
Stepan Co.	19	1,656
Innospec, Inc.	23	1,508

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

Shares	Value
COMMON STOCKS† - 19.5% (continued)
Basic Materials - 0.7% (continued)
Coeur Mining, Inc.*	174	$1,493
Ferro Corp.*	81	1,481
Kaiser Aluminum Corp.	16	1,416
Neenah Paper, Inc.	16	1,283
Schweitzer-Mauduit International, Inc.	29	1,080
Kraton Corp.*	29	999
Tronox Ltd. — Class A	63	953
AdvanSix, Inc.*	29	906
A. Schulman, Inc.	28	896
Innophos Holdings, Inc.	19	833
Deltic Timber Corp.	11	821
PH Glatfelter Co.	42	821
Clearwater Paper Corp.*	16	748
Century Aluminum Co.*	48	748
Calgon Carbon Corp.	49	740
Koppers Holdings, Inc.*,1	20	723
Materion Corp.	19	711
Rayonier Advanced Materials, Inc.[1]	41	645
Schnitzer Steel Industries, Inc. — Class A	25	630
Fairmount Santrol Holdings, Inc.*,1	149	581
Klondex Mines Ltd.*	169	570
CSW Industrials, Inc.*	14	541
American Vanguard Corp.	28	483
KMG Chemicals, Inc.	9	438
Aceto Corp.	28	433
Hawkins, Inc.	9	417
OMNOVA Solutions, Inc.*	42	410
Kronos Worldwide, Inc.	22	401
Landec Corp.*	26	386
Codexis, Inc.*	39	213
Oil-Dri Corporation of America	5	210
Uranium Energy Corp.*	131	208
Intrepid Potash, Inc.*	91	206
Gold Resource Corp.[1]	50	204
Smart Sand, Inc.*	21	187
United States Lime & Minerals, Inc.	2	157
AgroFresh Solutions, Inc.*,1	21	151
Verso Corp. — Class A*	32	150
Ryerson Holding Corp.*	15	149
Orchids Paper Products Co.[1]	9	117
Shiloh Industries, Inc.*	8	94
Valhi, Inc.	24	72
Total Basic Materials		64,522
Diversified - 0.0%
HRG Group, Inc.*	114	2,019
Wins Finance Holdings, Inc.*,††	1	205
Total Diversified		2,224
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	29	794
Total Common Stocks
(Cost $1,602,653)		1,864,678

WARRANTS†† - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19*	4	–
Total Warrants
(Cost $–)		–

RIGHTS††† - 0.0%
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*	57	–
Tobira Therapeutics, Inc.
Expires 11/02/18*	14	–
Dyax Corp.
Expires 01/25/18*	714	–
Nexstar Media Group, Inc.
Expires 01/18/19*	85	–
Total Rights
(Cost $–)		–

MUTUAL FUNDS† - 67.2%
Guggenheim Strategy Fund II2	134,597	3,366,275
Guggenheim Strategy Fund I2	122,323	3,066,642
Total Mutual Funds
(Cost $6,416,279)		6,432,917

	Face Amount
REPURCHASE AGREEMENTS††,3 - 9.9%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17[4]	$450,431	450,431
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[4]	257,035	257,035
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	243,684	243,684
Total Repurchase Agreements
(Cost $951,150)		951,150

	Shares
SECURITIES LENDING COLLATERAL†,5 - 0.8%
First American Government Obligations Fund — Class Z, 0.84%[6]	71,960	71,960
Total Securities Lending Collateral
(Cost $71,960)		71,960
Total Investments - 97.4%
(Cost $9,042,042)		$9,320,705
Other Assets & Liabilities, net - 2.6%		248,616
Total Net Assets - 100.0%		$9,569,321
	Units	Unrealized Gain (Loss)
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2017 Russell 2000 Index Swap 1.04%[7], Terminating 07/27/17 (Notional Value $209,603)	148	$1,949
Barclays Bank plc July 2017 Russell 2000 Index Swap 1.19%[7], Terminating 07/31/17 (Notional Value $3,416,910)	2,414	(2,193)

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Units	Unrealized Gain (Loss)
OTC EQUITY INDEX SWAP AGREEMENTS†† (continued)
BNP Paribas July 2017 Russell 2000 Index Swap 0.82%[7], Terminating 07/28/17 (Notional Value $9,038,993)	6,386	$(4,296)
(Total Notional Value $12,665,506)		$(4,540)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	Affiliated issuer — See Note 6.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[5]	Securities lending collateral — See Note 5.
[6]	Rate indicated is the 7 day yield as of June 30, 2017.
[7]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3		Total
Common Stocks	$1,864,473	$205	$—	$—		$1,864,678
Equity Index Swap Agreements	—	—	1,949	—		1,949
Mutual Funds	6,432,917	—	—	—		6,432,917
Repurchase Agreements	—	951,150	—	—		951,150
Rights	—	—	—	—	**	—	**
Securities Lending Collateral	71,960	—	—	—		71,960
Warrants	—	—	—	—	**	—	**
Total Assets	$8,369,350	$951,355	$1,949	$—	**	$9,322,654

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3		Total
Equity Index Swap Agreements	$—	$—	$6,489	$—		$6,489

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.
**	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, the Fund had a security with a market value of $290 transfer out of Level 1 into Level 2 due to changes in the security’s valuation method.

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 90.6%
Financial - 23.3%
Gramercy Property Trust	2,569	$76,393
Wintrust Financial Corp.	942	72,007
MGIC Investment Corp.*	6,288	70,425
Hancock Holding Co.	1,431	70,120
IBERIABANK Corp.	859	70,010
Umpqua Holdings Corp.	3,762	69,070
Healthcare Realty Trust, Inc.	1,961	66,968
United Bankshares, Inc.	1,698	66,562
Texas Capital Bancshares, Inc.*	846	65,480
Ellie Mae, Inc.*	575	63,199
Cousins Properties, Inc.	7,100	62,409
GEO Group, Inc.	2,078	61,446
CNO Financial Group, Inc.	2,907	60,698
MB Financial, Inc.	1,376	60,599
Sunstone Hotel Investors, Inc.	3,749	60,434
Radian Group, Inc.	3,680	60,168
Colony Starwood Homes	1,716	58,876
Investors Bancorp, Inc.	4,403	58,823
Primerica, Inc.	774	58,631
Chemical Financial Corp.	1,204	58,286
LaSalle Hotel Properties	1,933	57,603
UMB Financial Corp.	769	57,567
First Industrial Realty Trust, Inc.	1,977	56,582
Fulton Financial Corp.	2,912	55,328
Home BancShares, Inc.	2,195	54,656
National Health Investors, Inc.	674	53,381
Physicians Realty Trust REIT	2,618	52,727
Stifel Financial Corp.*	1,132	52,050
Sterling Bancorp	2,238	52,033
Valley National Bancorp	4,387	51,810
Washington Federal, Inc.	1,519	50,431
Evercore Partners, Inc. — Class A	694	48,927
Selective Insurance Group, Inc.	977	48,899
Essent Group Ltd.*	1,311	48,691
Cathay General Bancorp	1,279	48,538
Education Realty Trust, Inc.	1,248	48,360
Ryman Hospitality Properties, Inc.	751	48,072
Glacier Bancorp, Inc.	1,305	47,776
First Financial Bankshares, Inc.	1,077	47,603
EastGroup Properties, Inc.[1]	564	47,263
First Citizens BancShares, Inc. — Class A	126	46,960
Community Bank System, Inc.	834	46,512
BancorpSouth, Inc.	1,461	44,561
PS Business Parks, Inc.	336	44,483
WageWorks, Inc.*	633	42,538
South State Corp.	490	41,993
STAG Industrial, Inc.	1,517	41,869
Washington Real Estate Investment Trust	1,311	41,821
Mack-Cali Realty Corp.	1,537	41,714
QTS Realty Trust, Inc. — Class A	797	41,707
RLJ Lodging Trust	2,088	41,489
Hope Bancorp, Inc.	2,203	41,086
Great Western Bancorp, Inc.	1,005	41,014
Blackhawk Network Holdings, Inc.*	928	40,461
First Midwest Bancorp, Inc.	1,734	40,420
Acadia Realty Trust	1,426	39,643
CVB Financial Corp.	1,758	39,432
Columbia Banking System, Inc.	988	39,372
Old National Bancorp	2,281	39,347
Urban Edge Properties	1,658	39,344
American Equity Investment Life Holding Co.	1,469	38,605
Care Capital Properties, Inc.	1,430	38,181
Enstar Group Ltd.*	191	37,942
Pebblebrook Hotel Trust	1,169	37,689
DiamondRock Hospitality Co.	3,397	37,197
Trustmark Corp.	1,145	36,823
Lexington Realty Trust	3,679	36,459
Financial Engines, Inc.	994	36,380
RLI Corp.	654	35,721
Xenia Hotels & Resorts, Inc.	1,827	35,389
Retail Opportunity Investments Corp. REIT	1,839	35,290
LTC Properties, Inc.	668	34,329
Eagle Bancorp, Inc.*	535	33,866
United Community Banks, Inc.	1,201	33,388
Hilltop Holdings, Inc.	1,273	33,365
Alexander & Baldwin, Inc.	793	32,814
International Bancshares Corp.	930	32,597
Summit Hotel Properties, Inc.	1,737	32,395
Genworth Financial, Inc. — Class A*	8,538	32,188
Renasant Corp.	733	32,061
Invesco Mortgage Capital, Inc.	1,909	31,899
Astoria Financial Corp.	1,579	31,817
Banner Corp.	559	31,589
Potlatch Corp.	687	31,396
Bank of NT Butterfield & Son Ltd.	913	31,133
Capitol Federal Financial, Inc.	2,181	30,992
Rexford Industrial Realty, Inc.	1,124	30,843
LegacyTexas Financial Group, Inc.	802	30,580
Independent Bank Corp.	453	30,192
Argo Group International Holdings Ltd.	492	29,815
LendingClub Corp.*	5,400	29,754
Ameris Bancorp	616	29,691
TowneBank	960	29,568
PRA Group, Inc.*	780	29,562
Quality Care Properties, Inc.*	1,605	29,388
First Financial Bancorp	1,046	28,974
ServisFirst Bancshares, Inc.	785	28,959
Apollo Commercial Real Estate Finance, Inc.	1,561	28,957
FCB Financial Holdings, Inc. — Class A*	598	28,555
WesBanco, Inc.	715	28,271
Terreno Realty Corp.	831	27,971
First Merchants Corp.	696	27,937
Monogram Residential Trust, Inc.	2,860	27,771
Simmons First National Corp. — Class A	513	27,138

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 90.6% (continued)
Financial - 23.3% (continued)
American Assets Trust, Inc.	686	$27,022
Kennedy-Wilson Holdings, Inc.	1,413	26,917
NBT Bancorp, Inc.	724	26,752
Kite Realty Group Trust REIT	1,406	26,616
Provident Financial Services, Inc.	1,047	26,573
Washington Prime Group, Inc.	3,168	26,516
Sabra Health Care REIT, Inc.	1,094	26,365
Horace Mann Educators Corp.	694	26,233
Waddell & Reed Financial, Inc. — Class A	1,379	26,036
Kemper Corp.	673	25,978
Select Income REIT	1,075	25,832
Four Corners Property Trust, Inc.	1,027	25,788
Global Net Lease, Inc.	1,136	25,265
Northwest Bancshares, Inc.	1,607	25,085
Union Bankshares Corp.	733	24,849
Chesapeake Lodging Trust	1,004	24,568
Pacific Premier Bancorp, Inc.*	665	24,539
Westamerica Bancorporation	432	24,209
BofI Holding, Inc.*,1	1,018	24,147
CBL & Associates Properties, Inc.[1]	2,863	24,135
Park National Corp.	227	23,544
WSFS Financial Corp.	513	23,265
Artisan Partners Asset Management, Inc. — Class A	756	23,209
Walker & Dunlop, Inc.*	471	22,999
Employers Holdings, Inc.	540	22,842
CenterState Banks, Inc.	915	22,747
CareTrust REIT, Inc.	1,224	22,693
Redwood Trust, Inc.	1,300	22,152
AmTrust Financial Services, Inc.[1]	1,448	21,923
Government Properties Income Trust	1,188	21,752
Boston Private Financial Holdings, Inc.	1,415	21,720
HFF, Inc. — Class A	624	21,696
CYS Investments, Inc.	2,572	21,631
Kearny Financial Corp.	1,442	21,414
Berkshire Hills Bancorp, Inc.	603	21,195
S&T Bancorp, Inc.	584	20,942
First Commonwealth Financial Corp.	1,643	20,833
PennyMac Mortgage Investment Trust	1,120	20,485
MBIA, Inc.*	2,128	20,067
WisdomTree Investments, Inc.[1]	1,958	19,913
Agree Realty Corp.	431	19,770
Franklin Street Properties Corp.	1,774	19,656
Heartland Financial USA, Inc.	417	19,641
Tompkins Financial Corp.	248	19,523
Navigators Group, Inc.	350	19,215
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	839	19,188
Capital Bank Financial Corp. — Class A	494	18,821
Lakeland Financial Corp.	410	18,811
Brookline Bancorp, Inc.	1,275	18,615
AMERISAFE, Inc.[1]	324	18,452
Third Point Reinsurance Ltd.*	1,303	18,112
Seritage Growth Properties[1]	426	17,871
Independent Bank Group, Inc.	300	17,850
Monmouth Real Estate Investment Corp.	1,178	17,729
Beneficial Bancorp, Inc.	1,175	17,625
National General Holdings Corp.	833	17,576
Aircastle Ltd.	808	17,574
National Storage Affiliates Trust	752	17,379
State Bank Financial Corp.	637	17,275
Ramco-Gershenson Properties Trust	1,334	17,209
Infinity Property & Casualty Corp.	183	17,202
Universal Health Realty Income Trust	215	17,101
City Holding Co.	258	16,994
Safety Insurance Group, Inc.	248	16,938
RE/MAX Holdings, Inc. — Class A	302	16,927
FNFV Group*	1,070	16,906
Capstead Mortgage Corp.	1,619	16,886
Moelis & Co. — Class A	426	16,550
Parkway, Inc.	719	16,458
Southside Bancshares, Inc.	470	16,434
Encore Capital Group, Inc.*	407	16,341
Seacoast Banking Corporation of Florida*	678	16,340
Sandy Spring Bancorp, Inc.	400	16,264
Stewart Information Services Corp.	358	16,246
First Interstate BancSystem, Inc. — Class A	437	16,243
First Busey Corp.	552	16,185
First BanCorp*	2,784	16,119
Ladder Capital Corp. — Class A	1,198	16,065
United Fire Group, Inc.	364	16,038
Nelnet, Inc. — Class A	339	15,936
Central Pacific Financial Corp.	506	15,924
Banc of California, Inc.[1]	738	15,867
FelCor Lodging Trust, Inc.	2,188	15,775
Enterprise Financial Services Corp.	382	15,586
ARMOUR Residential REIT, Inc.	620	15,500
St. Joe Co.*	817	15,319
Hanmi Financial Corp.	535	15,221
Alexander's, Inc.	36	15,173
KCG Holdings, Inc. — Class A*	758	15,115
Tier REIT, Inc.	810	14,969
Cohen & Steers, Inc.	362	14,675
Piper Jaffray Cos.	244	14,628
MTGE Investment Corp.	777	14,608
OceanFirst Financial Corp.	535	14,509
Stock Yards Bancorp, Inc.	370	14,393
Lakeland Bancorp, Inc.	762	14,364
United Financial Bancorp, Inc.	859	14,337
iStar, Inc.*	1,182	14,231
MainSource Financial Group, Inc.	419	14,041

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 90.6% (continued)
Financial - 23.3% (continued)
New Senior Investment Group, Inc.	1,394	$14,010
National Bank Holdings Corp. — Class A	422	13,972
OM Asset Management plc	938	13,939
BancFirst Corp.	143	13,814
InfraREIT, Inc.	721	13,807
Meridian Bancorp, Inc.	813	13,740
HomeStreet, Inc.*	492	13,616
Universal Insurance Holdings, Inc.	538	13,558
Meta Financial Group, Inc.	152	13,528
Customers Bancorp, Inc.*	478	13,518
Maiden Holdings Ltd.	1,217	13,509
Ambac Financial Group, Inc.*	771	13,377
Flushing Financial Corp.	471	13,277
Heritage Financial Corp.	500	13,250
Easterly Government Properties, Inc.	631	13,219
Univest Corporation of Pennsylvania	441	13,208
Houlihan Lokey, Inc.	377	13,157
Pennsylvania Real Estate Investment Trust	1,162	13,154
Washington Trust Bancorp, Inc.	255	13,145
1st Source Corp.	274	13,136
First Bancorp	416	13,004
Chatham Lodging Trust	642	12,898
Investors Real Estate Trust	2,069	12,848
Virtus Investment Partners, Inc.	114	12,648
Northfield Bancorp, Inc.	731	12,537
National Western Life Group, Inc. — Class A	39	12,465
PJT Partners, Inc. — Class A	307	12,348
PHH Corp.*	896	12,338
German American Bancorp, Inc.	360	12,272
Forestar Group, Inc.*	713	12,228
Hersha Hospitality Trust	659	12,198
TriCo Bancshares	347	12,197
James River Group Holdings Ltd.	306	12,157
TrustCo Bank Corp. NY	1,568	12,152
Cass Information Systems, Inc.	185	12,143
Bryn Mawr Bank Corp.	285	12,113
Investment Technology Group, Inc.	558	11,852
Preferred Bank/Los Angeles CA	221	11,817
New York Mortgage Trust, Inc.	1,892	11,768
NorthStar Realty Europe Corp.	924	11,716
Independence Realty Trust, Inc.	1,178	11,627
Getty Realty Corp.	461	11,571
ConnectOne Bancorp, Inc.	513	11,568
Oritani Financial Corp.	671	11,441
Community Trust Bancorp, Inc.	261	11,419
First of Long Island Corp.	397	11,354
CoBiz Financial, Inc.	646	11,240
Flagstar Bancorp, Inc.*	362	11,157
Camden National Corp.	260	11,157
NMI Holdings, Inc. — Class A*	967	11,072
Stonegate Bank	238	10,991
Saul Centers, Inc.	189	10,958
First Potomac Realty Trust	986	10,954
Altisource Residential Corp.	842	10,895
Guaranty Bancorp	399	10,853
Diamond Hill Investment Group, Inc.	54	10,768
Greenlight Capital Re Ltd. — Class A*	512	10,701
Bridge Bancorp, Inc.	320	10,656
Dime Community Bancshares, Inc.	538	10,545
Park Sterling Corp.	876	10,407
FBL Financial Group, Inc. — Class A	168	10,332
CU Bancorp*	281	10,158
Urstadt Biddle Properties, Inc. — Class A	501	9,920
Great Southern Bancorp, Inc.	184	9,844
Armada Hoffler Properties, Inc.	759	9,829
QCR Holdings, Inc.	206	9,764
Federal Agricultural Mortgage Corp. — Class C	150	9,705
INTL FCStone, Inc.*	257	9,704
Anworth Mortgage Asset Corp.	1,609	9,670
TriState Capital Holdings, Inc.*	379	9,551
Horizon Bancorp	362	9,539
Pacific Continental Corp.	368	9,402
Greenhill & Company, Inc.	465	9,347
Gladstone Commercial Corp.	422	9,195
State National Companies, Inc.	500	9,190
Kinsale Capital Group, Inc.	246	9,178
Peoples Bancorp, Inc.	279	8,964
Peapack Gladstone Financial Corp.	285	8,918
Nationstar Mortgage Holdings, Inc.*	497	8,891
First Defiance Financial Corp.	168	8,850
Midland States Bancorp, Inc.	260	8,715
Mercantile Bank Corp.	274	8,626
AG Mortgage Investment Trust, Inc.	468	8,564
Trupanion, Inc.*	381	8,527
Opus Bank	352	8,518
First Financial Corp.	179	8,467
Heritage Commerce Corp.	614	8,461
Fidelity Southern Corp.	369	8,435
Enova International, Inc.*	561	8,331
Nicolet Bankshares, Inc.*	152	8,316
Franklin Financial Network, Inc.*	200	8,250
Waterstone Financial, Inc.	434	8,181
Preferred Apartment Communities, Inc. — Class A	518	8,159
Live Oak Bancshares, Inc.	336	8,131
UMH Properties, Inc.	473	8,065
Ashford Hospitality Trust, Inc.	1,305	7,934
Carolina Financial Corp.	244	7,886
First Foundation, Inc.*	479	7,870
Bar Harbor Bankshares	255	7,859
Westwood Holdings Group, Inc.	138	7,823

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 90.6% (continued)
Financial - 23.3% (continued)
First Community Bancshares, Inc.	282	$7,713
Southwest Bancorp, Inc.	300	7,665
Whitestone REIT — Class B	625	7,656
Republic First Bancorp, Inc.*	827	7,650
Independent Bank Corp.	345	7,504
World Acceptance Corp.*	100	7,491
CatchMark Timber Trust, Inc. — Class A	657	7,470
Allegiance Bancshares, Inc.*	194	7,430
Virtu Financial, Inc. — Class A1	419	7,395
OFG Bancorp[1]	734	7,340
NexPoint Residential Trust, Inc.	292	7,268
Blue Hills Bancorp, Inc.	404	7,232
Marcus & Millichap, Inc.*	272	7,170
Cowen, Inc. — Class A*	440	7,150
Western Asset Mortgage Capital Corp.	694	7,148
National Commerce Corp.*	179	7,079
Financial Institutions, Inc.	236	7,033
Green Bancorp, Inc.*	362	7,023
State Auto Financial Corp.	270	6,947
United Community Financial Corp.	831	6,906
HomeTrust Bancshares, Inc.*	283	6,905
Cedar Realty Trust, Inc.	1,402	6,800
CorEnergy Infrastructure Trust, Inc.	202	6,785
Atlantic Capital Bancshares, Inc.*	354	6,726
Access National Corp.	252	6,683
Bank Mutual Corp.	720	6,588
MidWestOne Financial Group, Inc.	190	6,439
Triumph Bancorp, Inc.*	261	6,408
Veritex Holdings, Inc.*	243	6,398
West Bancorporation, Inc.	270	6,386
R1 RCM, Inc.*	1,702	6,383
City Office REIT, Inc.	502	6,375
HCI Group, Inc.[1]	135	6,342
Bancorp, Inc.*	835	6,329
Bank of Marin Bancorp	102	6,278
OneBeacon Insurance Group Ltd. — Class A	342	6,235
Farmers National Banc Corp.	428	6,206
Arrow Financial Corp.	195	6,172
People's Utah Bancorp	229	6,137
MedEquities Realty Trust, Inc.	486	6,133
First Connecticut Bancorp, Inc.	239	6,130
Fidelity & Guaranty Life	194	6,024
CNB Financial Corp.	251	6,016
Ares Commercial Real Estate Corp.	455	5,956
First Mid-Illinois Bancshares, Inc.	171	5,855
Citizens, Inc.*,1	791	5,838
Republic Bancorp, Inc. — Class A	163	5,819
RMR Group, Inc. — Class A	119	5,789
Clifton Bancorp, Inc.	348	5,752
Heritage Insurance Holdings, Inc.	441	5,742
WashingtonFirst Bankshares, Inc.	166	5,732
Enterprise Bancorp, Inc.	161	5,722
One Liberty Properties, Inc.	244	5,717
Old Second Bancorp, Inc.	491	5,671
Orchid Island Capital, Inc.	566	5,581
Dynex Capital, Inc.	784	5,566
Equity Bancshares, Inc. — Class A*	181	5,546
NewStar Financial, Inc.	524	5,502
Global Indemnity Ltd*	141	5,467
Community Healthcare Trust, Inc.	212	5,425
Arlington Asset Investment Corp. — Class A	392	5,359
PCSB Financial Corp.*	307	5,237
Resource Capital Corp.	512	5,207
FRP Holdings, Inc.*	112	5,169
Hamilton Lane, Inc. — Class A	234	5,146
American National Bankshares, Inc.	139	5,136
Sierra Bancorp	208	5,106
Peoples Financial Services Corp.	116	5,073
Bluerock Residential Growth REIT, Inc.	390	5,027
eHealth, Inc.*,1	264	4,963
Farmland Partners, Inc.	541	4,837
Investors Title Co.	25	4,836
Ocwen Financial Corp.*	1,796	4,831
Farmers Capital Bank Corp.	125	4,819
Western New England Bancorp, Inc.	469	4,760
First Bancorp, Inc.	174	4,708
National Bankshares, Inc.	115	4,692
Citizens & Northern Corp.	200	4,652
Farmers & Merchants Bancorp Incorporated/Archbold OH	75	4,650
Ashford Hospitality Prime, Inc.	450	4,631
United Insurance Holdings Corp.	289	4,546
PennyMac Financial Services, Inc. — Class A*	270	4,509
Sun Bancorp, Inc.	182	4,486
Ames National Corp.	146	4,468
Health Insurance Innovations, Inc. — Class A*	190	4,465
HarborOne Bancorp, Inc.*	220	4,391
Sutherland Asset Management Corp.	287	4,262
Home Bancorp, Inc.	100	4,252
Ladenburg Thalmann Financial Services, Inc.*	1,725	4,209
Macatawa Bank Corp.	441	4,207
Altisource Portfolio Solutions S.A.*,1	191	4,168
BSB Bancorp, Inc.*	142	4,154
EMC Insurance Group, Inc.	149	4,139
WMIH Corp.*	3,286	4,108

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 90.6% (continued)
Financial - 23.3% (continued)
Safeguard Scientifics, Inc.*	344	$4,094
FB Financial Corp.*	113	4,089
Regional Management Corp.*	173	4,088
Old Line Bancshares, Inc.	145	4,086
Territorial Bancorp, Inc.	131	4,086
Southern First Bancshares, Inc.*	110	4,076
Summit Financial Group, Inc.	185	4,070
Hingham Institution for Savings	22	4,002
First Bancshares, Inc.	144	3,974
Codorus Valley Bancorp, Inc.	138	3,919
On Deck Capital, Inc.*	837	3,900
Baldwin & Lyons, Inc. — Class B	158	3,871
Capital City Bank Group, Inc.	188	3,839
GAIN Capital Holdings, Inc.	614	3,825
Consolidated-Tomoka Land Co.	67	3,816
KKR Real Estate Finance Trust, Inc.	176	3,784
Paragon Commercial Corp.*	72	3,778
Charter Financial Corp.	209	3,762
Marlin Business Services Corp.	149	3,747
Central Valley Community Bancorp	168	3,723
Great Ajax Corp.	266	3,719
MutualFirst Financial, Inc.	104	3,713
Cherry Hill Mortgage Investment Corp.	199	3,676
BankFinancial Corp.	245	3,655
Civista Bancshares, Inc.	168	3,508
Northrim BanCorp, Inc.	115	3,496
Shore Bancshares, Inc.	212	3,487
Jernigan Capital, Inc.	158	3,476
Federated National Holding Co.	214	3,424
RAIT Financial Trust	1,559	3,414
Southern National Bancorp of Virginia, Inc.	190	3,344
Bear State Financial, Inc.	352	3,330
Premier Financial Bancorp, Inc.	160	3,298
Cadence BanCorp*	148	3,238
First Business Financial Services, Inc.	140	3,231
Southern Missouri Bancorp, Inc.	100	3,226
Penns Woods Bancorp, Inc.	78	3,212
Bankwell Financial Group, Inc.	102	3,185
Investar Holding Corp.	139	3,183
Century Bancorp, Inc. — Class A	50	3,180
Union Bankshares, Inc.	66	3,135
Clipper Realty, Inc.	254	3,134
NI Holdings, Inc.*	175	3,129
Evans Bancorp, Inc.	78	3,116
ACNB Corp.	101	3,081
SI Financial Group, Inc.	191	3,075
LCNB Corp.	151	3,020
Community Bankers Trust Corp.*	364	3,003
First Community Financial Partners, Inc.*	232	2,993
Stratus Properties, Inc.	100	2,940
Tiptree, Inc. — Class A	417	2,940
MBT Financial Corp.	303	2,939
First Internet Bancorp	104	2,917
Pzena Investment Management, Inc. — Class A	287	2,916
SmartFinancial, Inc.*	122	2,913
Bank of Commerce Holdings	263	2,906
Associated Capital Group, Inc. — Class A	85	2,890
Owens Realty Mortgage, Inc.	170	2,883
Orrstown Financial Services, Inc.	126	2,879
Howard Bancorp, Inc.*	149	2,868
Commerce Union Bancshares, Inc.	118	2,817
Norwood Financial Corp.	65	2,746
Impac Mortgage Holdings, Inc.*	180	2,723
Oppenheimer Holdings, Inc. — Class A	166	2,722
Xenith Bankshares, Inc.*	87	2,702
First Northwest Bancorp*	171	2,697
Timberland Bancorp, Inc.	106	2,679
Atlas Financial Holdings, Inc.*	179	2,667
Sunshine Bancorp, Inc.*	125	2,664
Malvern Bancorp, Inc.*	109	2,611
Hallmark Financial Services, Inc.*	230	2,592
Capstar Financial Holdings, Inc.*	146	2,590
C&F Financial Corp.	55	2,580
Community Financial Corp.	67	2,580
Prudential Bancorp, Inc.	138	2,506
Northeast Bancorp	123	2,503
Ohio Valley Banc Corp.	69	2,487
FNB Bancorp	90	2,471
BCB Bancorp, Inc.	161	2,463
Entegra Financial Corp.*	107	2,434
Donegal Group, Inc. — Class A	150	2,385
Independence Holding Co.	116	2,372
Kingstone Companies, Inc.	154	2,356
Pacific Mercantile Bancorp*	263	2,314
Maui Land & Pineapple Company, Inc.*	114	2,314
GAMCO Investors, Inc. — Class A	77	2,279
Peoples Bancorp of North Carolina, Inc.	72	2,275
First Financial Northwest, Inc.	141	2,274
Two River Bancorp	122	2,268
Unity Bancorp, Inc.	131	2,253
Global Medical REIT, Inc.	251	2,244
ESSA Bancorp, Inc.	151	2,223
Middlefield Banc Corp.	44	2,218
Chemung Financial Corp.	54	2,208
Trinity Place Holdings, Inc.*	308	2,190
Parke Bancorp, Inc.	97	2,173
Riverview Bancorp, Inc.	327	2,171
ASB Bancorp, Inc.*	48	2,110
Ellington Residential Mortgage REIT	141	2,067
United Security Bancshares	221	2,044
Old Point Financial Corp.	62	2,039
Provident Financial Holdings, Inc.	105	2,021
Elevate Credit, Inc.*	245	1,940
County Bancorp, Inc.	79	1,896

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 90.6% (continued)
Financial - 23.3% (continued)
Crawford & Co. — Class B	203	$1,888
Blue Capital Reinsurance Holdings Ltd.	100	1,830
DNB Financial Corp.	53	1,818
First Guaranty Bancshares, Inc.	66	1,798
MidSouth Bancorp, Inc.[1]	151	1,774
Provident Bancorp, Inc.*	75	1,688
Silvercrest Asset Management Group, Inc. — Class A	121	1,627
Greene County Bancorp, Inc.	52	1,414
Guaranty Bancshares, Inc.	34	1,086
Transcontinental Realty Investors, Inc.*	29	780
California First National Bancorp	38	716
Medley Management, Inc. — Class A	92	598
Oconee Federal Financial Corp.	21	584
Fifth Street Asset Management, Inc.	120	582
Griffin Industrial Realty, Inc.	12	376
Total Financial		8,473,540
Consumer, Non-cyclical - 19.2%
Kite Pharma, Inc.*,1	830	86,045
Catalent, Inc.*	2,136	74,974
PAREXEL International Corp.*	854	74,220
HealthSouth Corp.	1,517	73,423
Bluebird Bio, Inc.*	696	73,114
Masimo Corp.*	761	69,388
NuVasive, Inc.*	862	66,305
Clovis Oncology, Inc.*	708	66,290
Exact Sciences Corp.*,1	1,864	65,929
Grand Canyon Education, Inc.*	796	62,414
Integra LifeSciences Holdings Corp.*	1,046	57,017
Deluxe Corp.	823	56,968
Healthcare Services Group, Inc.	1,210	56,664
Chemed Corp.	267	54,610
Incorporated Research Holdings, Inc. — Class A*	927	54,230
Brink's Co.	779	52,193
Molina Healthcare, Inc.*	747	51,677
Insulet Corp.*	987	50,643
Snyder's-Lance, Inc.	1,461	50,579
LivaNova plc*	824	50,437
PRA Health Sciences, Inc.*	658	49,357
Nektar Therapeutics*	2,516	49,188
Wright Medical Group N.V.*	1,775	48,795
Cantel Medical Corp.	617	48,070
Prestige Brands Holdings, Inc.*	905	47,793
Portola Pharmaceuticals, Inc.*	843	47,351
Sage Therapeutics, Inc.*	587	46,748
On Assignment, Inc.*	862	46,677
Medicines Co.*,1	1,171	44,509
ICU Medical, Inc.*	255	43,988
Darling Ingredients, Inc.*	2,788	43,882
Penumbra, Inc.*	497	43,612
Helen of Troy Ltd.*	463	43,569
Neogen Corp.*	630	43,539
Ironwood Pharmaceuticals, Inc. — Class A*	2,285	43,141
Puma Biotechnology, Inc.*	488	42,650
Ligand Pharmaceuticals, Inc. — Class B*	348	42,246
HealthEquity, Inc.*	846	42,156
Aaron's, Inc.	1,076	41,856
Ultragenyx Pharmaceutical, Inc.*	672	41,738
Cimpress N.V.*,1	424	40,081
Adtalem Global Education, Inc.	1,056	40,075
B&G Foods, Inc.	1,116	39,729
Globus Medical, Inc. — Class A*	1,197	39,681
Sanderson Farms, Inc.[1]	342	39,552
ABM Industries, Inc.	949	39,402
Lancaster Colony Corp.	319	39,116
Advisory Board Co.*	686	35,329
Prothena Corporation plc*	652	35,286
Haemonetics Corp.*	889	35,107
Nevro Corp.*	470	34,982
Sotheby's*	647	34,724
Avis Budget Group, Inc.*	1,271	34,660
Supernus Pharmaceuticals, Inc.*	804	34,652
Vector Group Ltd.	1,587	33,834
J&J Snack Foods Corp.	256	33,810
Blueprint Medicines Corp.*	659	33,392
Owens & Minor, Inc.	1,032	33,220
Performance Food Group Co.*	1,207	33,072
Cambrex Corp.*	551	32,922
Horizon Pharma plc*	2,772	32,904
FibroGen, Inc.*	1,009	32,591
Matthews International Corp. — Class A	531	32,524
Pacira Pharmaceuticals, Inc.*	667	31,816
Teladoc, Inc.*,1	913	31,681
United Natural Foods, Inc.*	861	31,599
Merit Medical Systems, Inc.*	826	31,512
AMN Healthcare Services, Inc.*	801	31,279
Halyard Health, Inc.*	794	31,188
Amedisys, Inc.*	484	30,400
Avexis, Inc.*	367	30,153
Korn/Ferry International	869	30,007
Green Dot Corp. — Class A*	776	29,899
Sarepta Therapeutics, Inc.*	882	29,732
Magellan Health, Inc.*	404	29,452
Travelport Worldwide Ltd.	2,108	29,006
Fresh Del Monte Produce, Inc.	561	28,561
Radius Health, Inc.*	631	28,540
Spectranetics Corp.*	736	28,262
Theravance Biopharma, Inc.*	709	28,247
Myriad Genetics, Inc.*	1,090	28,166
Select Medical Holdings Corp.*	1,823	27,983
NxStage Medical, Inc.*	1,102	27,627
Inogen, Inc.*	289	27,576
Loxo Oncology, Inc.*	340	27,265
Universal Corp.	420	27,174
Aerie Pharmaceuticals, Inc.*	515	27,063

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 90.6% (continued)
Consumer, Non-cyclical - 19.2% (continued)
Tenet Healthcare Corp.*	1,380	$26,689
HMS Holdings Corp.*	1,424	26,344
MiMedx Group, Inc.*,1	1,757	26,302
NutriSystem, Inc.[1]	504	26,233
Dean Foods Co.	1,543	26,231
WD-40 Co.	235	25,933
Cardtronics plc — Class A*	774	25,434
Tivity Health, Inc.*	620	24,707
Amicus Therapeutics, Inc.*	2,436	24,531
Array BioPharma, Inc.*,1	2,930	24,524
FTI Consulting, Inc.*	699	24,437
Bob Evans Farms, Inc.	336	24,135
Repligen Corp.*	582	24,118
Halozyme Therapeutics, Inc.*	1,853	23,755
CONMED Corp.[1]	466	23,738
Spark Therapeutics, Inc.*	395	23,597
Integer Holdings Corp.*	526	22,750
TriNet Group, Inc.*	694	22,722
Monro Muffler Brake, Inc.	539	22,503
Insperity, Inc.	311	22,081
Hostess Brands, Inc.*	1,359	21,880
Varex Imaging Corp.*	640	21,632
ACCO Brands Corp.*	1,836	21,389
Momenta Pharmaceuticals, Inc.*	1,246	21,057
Cal-Maine Foods, Inc.*,1	528	20,909
Natus Medical, Inc.*	550	20,515
Glaukos Corp.*	486	20,154
Impax Laboratories, Inc.*	1,246	20,061
Boston Beer Company, Inc. — Class A*	151	19,954
Paylocity Holding Corp.*	441	19,924
Abaxis, Inc.	372	19,723
Emergent BioSolutions, Inc.*	569	19,295
TrueBlue, Inc.*	713	18,895
Dermira, Inc.*	647	18,854
Calavo Growers, Inc.	272	18,782
LendingTree, Inc.*,1	109	18,770
National Beverage Corp.	199	18,618
Coca-Cola Bottling Company Consolidated	80	18,310
Corcept Therapeutics, Inc.*	1,547	18,255
LHC Group, Inc.*	267	18,127
Insmed, Inc.*	1,053	18,069
Central Garden & Pet Co. — Class A*	599	17,982
Ensign Group, Inc.	817	17,786
EVERTEC, Inc.	1,027	17,767
Cardiovascular Systems, Inc.*	542	17,469
Global Blood Therapeutics, Inc.*	627	17,148
Synergy Pharmaceuticals, Inc.*,1	3,850	17,133
Novocure Ltd.*,1	980	16,954
Strayer Education, Inc.	180	16,780
K2M Group Holdings, Inc.*	688	16,760
Capella Education Co.[1]	195	16,692
Kindred Healthcare, Inc.	1,424	16,590
OraSure Technologies, Inc.*	960	16,570
SpartanNash Co.	637	16,537
Acceleron Pharma, Inc.*	544	16,532
Innoviva, Inc.*	1,288	16,486
Viad Corp.	343	16,207
Herc Holdings, Inc.*	411	16,161
Community Health Systems, Inc.*	1,615	16,085
Huron Consulting Group, Inc.*	372	16,070
BioTelemetry, Inc.*	477	15,956
Weight Watchers International, Inc.*	475	15,875
Navigant Consulting, Inc.*	800	15,808
Andersons, Inc.	458	15,641
Analogic Corp.	213	15,474
Atrion Corp.[1]	24	15,439
Immunomedics, Inc.*	1,735	15,320
SUPERVALU, Inc.*	4,558	14,996
RR Donnelley & Sons Co.	1,191	14,935
Luminex Corp.	692	14,615
Acorda Therapeutics, Inc.*	735	14,480
ICF International, Inc.*	304	14,318
Omeros Corp.*,1	707	14,073
TherapeuticsMD, Inc.*	2,649	13,960
Five Prime Therapeutics, Inc.*	461	13,881
ZIOPHARM Oncology, Inc.*,1	2,230	13,871
McGrath RentCorp	398	13,783
Xencor, Inc.*	646	13,637
Orthofix International N.V.*	292	13,572
Almost Family, Inc.*	217	13,378
National Healthcare Corp.	190	13,327
PharMerica Corp.*	505	13,256
AtriCure, Inc.*	539	13,071
CBIZ, Inc.*	868	13,020
Alarm.com Holdings, Inc.*	345	12,982
Quidel Corp.*	471	12,783
USANA Health Sciences, Inc.*	197	12,628
Retrophin, Inc.*	649	12,584
US Physical Therapy, Inc.	205	12,382
Intersect ENT, Inc.*	441	12,326
Aimmune Therapeutics, Inc.*	597	12,274
Quad/Graphics, Inc.	533	12,216
Vanda Pharmaceuticals, Inc.*	747	12,176
LSC Communications, Inc.	568	12,155
Accelerate Diagnostics, Inc.*	442	12,089
Anika Therapeutics, Inc.*	244	12,039
Lexicon Pharmaceuticals, Inc.*	731	12,025
Diplomat Pharmacy, Inc.*	811	12,003
Phibro Animal Health Corp. — Class A	322	11,930
Axovant Sciences Ltd.*	508	11,781
Esperion Therapeutics, Inc.*	253	11,709
Team, Inc.*	497	11,655
Kelly Services, Inc. — Class A	518	11,629
MGP Ingredients, Inc.	219	11,206
Meridian Bioscience, Inc.	707	11,135
Heska Corp.*	109	11,126
Eagle Pharmaceuticals, Inc.*	140	11,045
Career Education Corp.*	1,148	11,021
Amphastar Pharmaceuticals, Inc.*	616	11,002
AMAG Pharmaceuticals, Inc.*	595	10,948
Genomic Health, Inc.*	335	10,904
CryoLife, Inc.*	545	10,873

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 90.6% (continued)
Consumer, Non-cyclical - 19.2% (continued)
Inter Parfums, Inc.	294	$10,775
RPX Corp.*	767	10,700
Achaogen, Inc.*	492	10,691
Hertz Global Holdings, Inc.*	929	10,684
Heron Therapeutics, Inc.*,1	771	10,678
Sangamo Therapeutics, Inc.*	1,211	10,657
Laureate Education, Inc. — Class A*	604	10,588
Epizyme, Inc.*	700	10,570
Depomed, Inc.*	968	10,396
PTC Therapeutics, Inc.*	566	10,375
K12, Inc.*	578	10,358
ImmunoGen, Inc.*	1,428	10,153
Revance Therapeutics, Inc.*	381	10,058
AngioDynamics, Inc.*	620	10,050
Keryx Biopharmaceuticals, Inc.*,1	1,388	10,035
Tootsie Roll Industries, Inc.	287	10,002
iRhythm Technologies, Inc.*	234	9,943
MacroGenics, Inc.*	565	9,893
Spectrum Pharmaceuticals, Inc.*	1,322	9,849
Providence Service Corp.*	194	9,818
Lannett Company, Inc.*,1	478	9,751
SciClone Pharmaceuticals, Inc.*	881	9,691
Foundation Medicine, Inc.*	243	9,659
Versartis, Inc.*	553	9,650
Paratek Pharmaceuticals, Inc.*	400	9,640
Editas Medicine, Inc.*	574	9,632
elf Beauty, Inc.*,1	351	9,551
Albany Molecular Research, Inc.*	440	9,548
Flexion Therapeutics, Inc.*	470	9,503
Enanta Pharmaceuticals, Inc.*	263	9,463
Coherus Biosciences, Inc.*	651	9,342
Aclaris Therapeutics, Inc.*	342	9,275
REGENXBIO, Inc.*	467	9,223
John B Sanfilippo & Son, Inc.	146	9,214
Arena Pharmaceuticals, Inc.*	545	9,191
Alder Biopharmaceuticals, Inc.*	801	9,171
Achillion Pharmaceuticals, Inc.*	1,986	9,116
SP Plus Corp.*	295	9,012
Otonomy, Inc.*	478	9,010
Akebia Therapeutics, Inc.*	626	8,996
Inovio Pharmaceuticals, Inc.*	1,143	8,961
La Jolla Pharmaceutical Co.*	297	8,842
GenMark Diagnostics, Inc.*	745	8,813
Ignyta, Inc.*	848	8,777
Cytokinetics, Inc.*	705	8,531
MoneyGram International, Inc.*	494	8,522
Rent-A-Center, Inc.[1]	727	8,520
NeoGenomics, Inc.*	947	8,485
TG Therapeutics, Inc.*	824	8,281
Progenics Pharmaceuticals, Inc.*	1,200	8,148
Ennis, Inc.	425	8,118
Landauer, Inc.	154	8,054
Dynavax Technologies Corp.*	833	8,038
Ingles Markets, Inc. — Class A	239	7,959
Weis Markets, Inc.	162	7,893
Aduro Biotech, Inc.*,1	691	7,877
Everi Holdings, Inc.*	1,081	7,870
LeMaitre Vascular, Inc.	252	7,867
Antares Pharma, Inc.*	2,438	7,850
Lantheus Holdings, Inc.*	442	7,801
Kforce, Inc.	398	7,801
AxoGen, Inc.*	464	7,772
Cross Country Healthcare, Inc.*	601	7,759
Calithera Biosciences, Inc.*	520	7,722
Enzo Biochem, Inc.*	699	7,717
CytomX Therapeutics, Inc.*	493	7,642
CorVel Corp.*	161	7,639
BioCryst Pharmaceuticals, Inc.*	1,359	7,556
STAAR Surgical Co.*	694	7,495
Medifast, Inc.	180	7,465
Surgery Partners, Inc.*	320	7,280
Invacare Corp.	540	7,128
Intra-Cellular Therapies, Inc.*	573	7,117
Carriage Services, Inc. — Class A	261	7,037
Geron Corp.*	2,523	6,989
Cara Therapeutics, Inc.*,1	453	6,972
Barrett Business Services, Inc.	120	6,875
Endologix, Inc.*	1,396	6,785
Heidrick & Struggles International, Inc.	311	6,764
Triple-S Management Corp. — Class B*	397	6,713
Forrester Research, Inc.	171	6,695
Omega Protein Corp.	374	6,695
Textainer Group Holdings Ltd.*	460	6,670
PDL BioPharma, Inc.*	2,699	6,667
Resources Connection, Inc.	486	6,658
Iovance Biotherapeutics, Inc.*	897	6,593
Accuray, Inc.*	1,382	6,565
Oxford Immunotec Global plc*	384	6,459
Rockwell Medical, Inc.*	813	6,447
Teligent, Inc.*	698	6,387
ANI Pharmaceuticals, Inc.*	136	6,365
Capital Senior Living Corp.*	417	6,343
American Public Education, Inc.*	268	6,338
Invitae Corp.*	661	6,319
Hackett Group, Inc.	406	6,293
Surmodics, Inc.*	222	6,249
CAI International, Inc.*	262	6,183
Zogenix, Inc.*	421	6,105
Atara Biotherapeutics, Inc.*	432	6,048
Vectrus, Inc.*	186	6,012
Emerald Expositions Events, Inc.	266	5,825
Cutera, Inc.*	224	5,802
Natera, Inc.*	533	5,788
Rigel Pharmaceuticals, Inc.*	2,098	5,728
Nutraceutical International Corp.	137	5,706
Central Garden & Pet Co.*	179	5,690
SEACOR Marine Holdings, Inc.*	276	5,619
Novavax, Inc.*	4,779	5,496
Primo Water Corp.*	430	5,461
RTI Surgical, Inc.*	927	5,423
Amplify Snack Brands, Inc.*,1	562	5,418

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 90.6% (continued)
Consumer, Non-cyclical - 19.2% (continued)
Exactech, Inc.*,1	181	$5,394
Bellicum Pharmaceuticals, Inc.*	461	5,384
Pulse Biosciences, Inc.*	155	5,352
BioScrip, Inc.*	1,971	5,351
Tejon Ranch Co.*	252	5,201
Karyopharm Therapeutics, Inc.*	574	5,195
Insys Therapeutics, Inc.*,1	408	5,161
CRA International, Inc.	142	5,157
Celldex Therapeutics, Inc.*	2,054	5,073
Pacific Biosciences of California, Inc.*	1,423	5,066
ServiceSource International, Inc.*	1,286	4,990
NanoString Technologies, Inc.*	301	4,979
Aratana Therapeutics, Inc.*	687	4,967
Audentes Therapeutics, Inc.*	259	4,955
Assembly Biosciences, Inc.*	238	4,915
Agenus, Inc.*	1,255	4,907
RadNet, Inc.*	628	4,867
Collegium Pharmaceutical, Inc.*	385	4,816
Limoneira Co.	203	4,797
Cadiz, Inc.*,1	355	4,793
Civitas Solutions, Inc.*	273	4,778
BioSpecifics Technologies Corp.*	96	4,753
Revlon, Inc. — Class A*	200	4,740
Corbus Pharmaceuticals Holdings, Inc.*	752	4,738
Addus HomeCare Corp.*	127	4,724
Bridgepoint Education, Inc.*,1	313	4,620
Tetraphase Pharmaceuticals, Inc.*	642	4,577
Reata Pharmaceuticals, Inc. — Class A*	144	4,556
Farmer Brothers Co.*	147	4,447
Tactile Systems Technology, Inc.*,1	155	4,430
Organovo Holdings, Inc.*	1,673	4,400
Cerus Corp.*	1,751	4,395
Adamas Pharmaceuticals, Inc.*	249	4,355
National Research Corp. — Class A	161	4,331
Chefs' Warehouse, Inc.*	333	4,329
Chimerix, Inc.*	791	4,311
B. Riley Financial, Inc.	232	4,306
Sucampo Pharmaceuticals, Inc. — Class A*	410	4,305
Biohaven Pharmaceutical Holding Company Ltd.*	170	4,250
Concert Pharmaceuticals, Inc.*	304	4,241
Utah Medical Products, Inc.	58	4,199
Great Lakes Dredge & Dock Corp.*	964	4,145
BioTime, Inc.*	1,285	4,048
Advaxis, Inc.*	620	4,024
Selecta Biosciences, Inc.*	199	3,952
CSS Industries, Inc.	151	3,950
NantKwest, Inc.*	518	3,932
Seres Therapeutics, Inc.*	347	3,921
CardConnect Corp.*	260	3,913
Willdan Group, Inc.*	128	3,910
ChemoCentryx, Inc.*	414	3,875
Intellia Therapeutics, Inc.*	241	3,856
MyoKardia, Inc.*	293	3,838
Minerva Neurosciences, Inc.*	427	3,779
WaVe Life Sciences Ltd.*	202	3,757
Cempra, Inc.*	813	3,740
Ra Pharmaceuticals, Inc.*	199	3,729
Curis, Inc.*	1,968	3,720
Seneca Foods Corp. — Class A*	118	3,664
Durect Corp.*	2,327	3,630
Medpace Holdings, Inc.*	125	3,625
Craft Brew Alliance, Inc.*	215	3,623
Ocular Therapeutix, Inc.*	383	3,550
Stemline Therapeutics, Inc.*	383	3,524
Smart & Final Stores, Inc.*	384	3,494
Natural Health Trends Corp.	125	3,481
Edge Therapeutics, Inc.*	337	3,458
Acacia Research Corp.*	840	3,444
Care.com, Inc.*	228	3,443
Village Super Market, Inc. — Class A	132	3,421
Entellus Medical, Inc.*	206	3,411
Syros Pharmaceuticals, Inc.*	212	3,411
Catalyst Pharmaceuticals, Inc.*	1,214	3,351
Veracyte, Inc.*	402	3,349
Quotient Ltd.*	454	3,341
Anavex Life Sciences Corp.*	621	3,304
Zynerba Pharmaceuticals, Inc.*	194	3,292
ViewRay, Inc.*	497	3,216
Clearside Biomedical, Inc.*	351	3,198
Franklin Covey Co.*	165	3,185
Collectors Universe, Inc.	127	3,156
Idera Pharmaceuticals, Inc.*	1,832	3,151
Kindred Biosciences, Inc.*	357	3,070
American Renal Associates Holdings, Inc.*	165	3,061
Pieris Pharmaceuticals, Inc.*	583	2,950
MediciNova, Inc.*	555	2,919
ConforMIS, Inc.*	680	2,917
Ardelyx, Inc.*	567	2,892
FONAR Corp.*	104	2,886
Ascent Capital Group, Inc. — Class A*	187	2,872
ARC Document Solutions, Inc.*	679	2,825
Immune Design Corp.*	289	2,818
Miragen Therapeutics, Inc.*	214	2,767
NewLink Genetics Corp.*	371	2,727
Merrimack Pharmaceuticals, Inc.[1]	2,178	2,701
Strongbridge Biopharma plc*	372	2,660
Fortress Biotech, Inc.*	559	2,655
Abeona Therapeutics, Inc.*	411	2,630
Athersys, Inc.*	1,733	2,617
Neff Corp. — Class A*	137	2,603
Genocea Biosciences, Inc.*	486	2,537
Corium International, Inc.*	338	2,521
Conatus Pharmaceuticals, Inc.*	434	2,500
Nature's Sunshine Products, Inc.	182	2,412

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 90.6% (continued)
Consumer, Non-cyclical - 19.2% (continued)
Neos Therapeutics, Inc.*	327	$2,387
Novelion Therapeutics, Inc.*	257	2,372
Sientra, Inc.*	242	2,352
Information Services Group, Inc.*	550	2,261
Kura Oncology, Inc.*	242	2,251
Voyager Therapeutics, Inc.*	247	2,213
AnaptysBio, Inc.*	91	2,178
Cascadian Therapeutics, Inc.*	582	2,162
Trevena, Inc.*	930	2,139
Nymox Pharmaceutical Corp.*	484	2,130
Fate Therapeutics, Inc.*	647	2,096
Syndax Pharmaceuticals, Inc.*	150	2,096
BG Staffing, Inc.	117	2,033
Viveve Medical, Inc.*	254	1,824
Protagonist Therapeutics, Inc.*	159	1,798
Corvus Pharmaceuticals, Inc.*	143	1,730
Tocagen, Inc.*	143	1,720
Alico, Inc.	53	1,659
Asterias Biotherapeutics, Inc.*	458	1,626
Recro Pharma, Inc.*	231	1,624
VBI Vaccines, Inc.*	368	1,601
Jounce Therapeutics, Inc.*	113	1,585
XBiotech, Inc.*	328	1,542
Matinas BioPharma Holdings, Inc.*	896	1,514
Liberty Tax, Inc.	116	1,502
Pendrell Corp.*	203	1,468
Obalon Therapeutics, Inc.*	146	1,447
AAC Holdings, Inc.*	194	1,344
Turning Point Brands, Inc.*	86	1,319
Natural Grocers by Vitamin Cottage, Inc.*	153	1,265
Cambium Learning Group, Inc.*	235	1,191
Madrigal Pharmaceuticals, Inc.*	69	1,122
Genesis Healthcare, Inc.*	632	1,100
CPI Card Group, Inc.[1]	347	989
Ovid therapeutics, Inc.*	86	902
Lifeway Foods, Inc.*	80	747
vTv Therapeutics, Inc. — Class A*	120	596
Oncocyte Corp.*	62	322
Total Consumer, Non-cyclical		6,933,832
Industrial - 12.6%
Curtiss-Wright Corp.	751	68,926
EMCOR Group, Inc.	1,001	65,444
Littelfuse, Inc.	382	63,029
Woodward, Inc.	904	61,092
Tech Data Corp.*	596	60,196
Louisiana-Pacific Corp.*	2,470	59,553
SYNNEX Corp.	492	59,020
Belden, Inc.	714	53,856
EnerSys	741	53,685
Summit Materials, Inc. — Class A*	1,817	52,457
John Bean Technologies Corp.	533	52,233
Trinseo S.A.	754	51,799
MasTec, Inc.*	1,130	51,020
Kennametal, Inc.	1,363	51,004
Barnes Group, Inc.	853	49,926
Sanmina Corp.*	1,253	47,739
Dycom Industries, Inc.*	518	46,371
Knight Transportation, Inc.	1,242	46,015
MSA Safety, Inc.	566	45,942
Tetra Tech, Inc.	971	44,423
KLX, Inc.*	879	43,950
Advanced Energy Industries, Inc.*	674	43,601
GATX Corp.	663	42,611
Esterline Technologies Corp.*	444	42,091
Rexnord Corp.*	1,768	41,107
Cree, Inc.*	1,658	40,870
RBC Bearings, Inc.*,1	393	39,992
Itron, Inc.*	580	39,295
Hillenbrand, Inc.	1,075	38,808
Moog, Inc. — Class A*	541	38,801
Applied Industrial Technologies, Inc.	650	38,382
Worthington Industries, Inc.	764	38,368
Masonite International Corp.*	505	38,128
Vishay Intertechnology, Inc.	2,286	37,948
Generac Holdings, Inc.*	1,045	37,756
KBR, Inc.	2,444	37,198
Golar LNG Ltd.	1,631	36,289
II-VI, Inc.*	1,030	35,329
Trex Company, Inc.*	502	33,965
Chicago Bridge & Iron Company N.V.[1]	1,711	33,758
TopBuild Corp.*	627	33,275
Rogers Corp.*	306	33,238
Swift Transportation Co. — Class A*,1	1,235	32,728
Franklin Electric Company, Inc.	786	32,540
Granite Construction, Inc.	674	32,514
Simpson Manufacturing Company, Inc.	700	30,597
Mueller Water Products, Inc. — Class A	2,617	30,567
KapStone Paper and Packaging Corp.	1,476	30,450
Plexus Corp.*	570	29,965
Watts Water Technologies, Inc. — Class A	473	29,894
Universal Forest Products, Inc.	340	29,685
Mueller Industries, Inc.	967	29,445
Proto Labs, Inc.*	421	28,312
Benchmark Electronics, Inc.*	849	27,423
Apogee Enterprises, Inc.	481	27,340
TTM Technologies, Inc.*	1,568	27,220
Forward Air Corp.	510	27,173
Brady Corp. — Class A	789	26,747
Fabrinet*	616	26,279
Covanta Holding Corp.	1,990	26,268
Triumph Group, Inc.	829	26,196
Albany International Corp. — Class A	487	26,005
SPX FLOW, Inc.*	703	25,926
AAON, Inc.	703	25,906
ESCO Technologies, Inc.	433	25,828
EnPro Industries, Inc.	359	25,622

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 90.6% (continued)
Industrial - 12.6% (continued)
Exponent, Inc.	435	$25,361
Knowles Corp.*	1,497	25,329
Builders FirstSource, Inc.*	1,642	25,155
Methode Electronics, Inc.	608	25,050
Actuant Corp. — Class A	1,011	24,871
AZZ, Inc.	441	24,608
Aerojet Rocketdyne Holdings, Inc.*	1,174	24,419
Greif, Inc. — Class A	433	24,153
Werner Enterprises, Inc.	809	23,744
Comfort Systems USA, Inc.	625	23,188
Kaman Corp.	457	22,791
Axon Enterprise, Inc.*,1	885	22,249
OSI Systems, Inc.*	295	22,169
Tennant Co.	299	22,066
Saia, Inc.*	430	22,059
Harsco Corp.*	1,365	21,977
Matson, Inc.	727	21,839
Greenbrier Companies, Inc.[1]	465	21,506
Hub Group, Inc. — Class A*	554	21,246
American Outdoor Brands Corp.*	954	21,141
Atlas Air Worldwide Holdings, Inc.*	395	20,599
Raven Industries, Inc.	614	20,446
US Concrete, Inc.*	259	20,344
Astec Industries, Inc.	362	20,094
Patrick Industries, Inc.*	275	20,034
Boise Cascade Co.*	657	19,973
Cubic Corp.	429	19,863
Novanta, Inc.*	544	19,584
Standex International Corp.	214	19,410
Altra Industrial Motion Corp.	487	19,383
Applied Optoelectronics, Inc.*,1	312	19,278
Air Transport Services Group, Inc.*	883	19,232
Gibraltar Industries, Inc.*	539	19,215
AAR Corp.	546	18,979
Badger Meter, Inc.	476	18,969
Multi-Color Corp.	232	18,931
US Ecology, Inc.	371	18,736
Tutor Perini Corp.*	635	18,256
SPX Corp.*	723	18,191
Sturm Ruger & Company, Inc.	291	18,086
Chart Industries, Inc.*	520	18,060
Federal Signal Corp.	1,002	17,395
Sun Hydraulics Corp.	401	17,111
Briggs & Stratton Corp.	708	17,063
Heartland Express, Inc.	803	16,718
Primoris Services Corp.	669	16,685
CIRCOR International, Inc.	280	16,626
TriMas Corp.*	773	16,117
Lindsay Corp.[1]	178	15,887
Fitbit, Inc. — Class A*,1	2,966	15,749
Continental Building Products, Inc.*	671	15,634
Argan, Inc.	247	14,820
GoPro, Inc. — Class A*,1	1,815	14,756
Encore Wire Corp.	344	14,689
Lydall, Inc.*	284	14,683
Alamo Group, Inc.	161	14,620
Kratos Defense & Security Solutions, Inc.*	1,216	14,434
Kadant, Inc.	184	13,837
Ship Finance International Ltd.	1,016	13,818
General Cable Corp.	836	13,669
Caesarstone Ltd.*	385	13,494
Aerovironment, Inc.*	351	13,408
Milacron Holdings Corp.*	762	13,404
Chase Corp.	122	13,017
Manitowoc Company, Inc.*	2,165	13,012
AVX Corp.	782	12,778
NN, Inc.	460	12,627
Atkore International Group, Inc.*	557	12,560
JELD-WEN Holding, Inc.*	382	12,400
Schneider National, Inc. — Class B	553	12,371
Aegion Corp. — Class A*	565	12,362
Quanex Building Products Corp.	583	12,330
Hyster-Yale Materials Handling, Inc.	175	12,294
Advanced Drainage Systems, Inc.	599	12,040
CTS Corp.	543	11,729
NCI Building Systems, Inc.*	679	11,339
Global Brass & Copper Holdings, Inc.	368	11,242
Scorpio Tankers, Inc.	2,800	11,116
Astronics Corp.*	364	11,091
Griffon Corp.	498	10,931
Casella Waste Systems, Inc. — Class A*	664	10,896
Marten Transport Ltd.	397	10,878
International Seaways, Inc.*	499	10,813
Nordic American Tankers Ltd.[1]	1,697	10,759
FARO Technologies, Inc.*	281	10,622
GasLog Ltd.	694	10,584
PGT Innovations, Inc.*	821	10,509
TimkenSteel Corp.*	673	10,344
Insteel Industries, Inc.	309	10,188
KEMET Corp.*	776	9,933
Babcock & Wilcox Enterprises, Inc.*	831	9,773
Advanced Disposal Services, Inc.*	424	9,638
SunPower Corp. — Class A*,1	1,014	9,471
Echo Global Logistics, Inc.*	468	9,313
National Presto Industries, Inc.	84	9,282
DXP Enterprises, Inc.*	268	9,246
ArcBest Corp.	440	9,064
MYR Group, Inc.*	271	8,406
Columbus McKinnon Corp.	329	8,363
Kimball Electronics, Inc.*	450	8,123
Control4 Corp.*	414	8,119
Mesa Laboratories, Inc.	54	7,739
Haynes International, Inc.	211	7,661
Gorman-Rupp Co.[1]	299	7,616
Frontline Ltd.	1,307	7,489
Armstrong Flooring, Inc.*	396	7,116

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 90.6% (continued)
Industrial - 12.6% (continued)
Scorpio Bulkers, Inc.*,1	997	$7,079
Stoneridge, Inc.*	457	7,042
Myers Industries, Inc.	392	7,036
Ply Gem Holdings, Inc.*	377	6,767
Tredegar Corp.	439	6,695
VSE Corp.	147	6,612
Mistras Group, Inc.*	294	6,459
YRC Worldwide, Inc.*	561	6,238
NVE Corp.	81	6,237
Teekay Corp.	916	6,110
Park Electrochemical Corp.	327	6,023
Greif, Inc. — Class B	95	5,738
Sterling Construction Company, Inc.*	439	5,738
Park-Ohio Holdings Corp.	150	5,715
NV5 Global, Inc.*	134	5,695
Ducommun, Inc.*	179	5,653
GP Strategies Corp.*	213	5,623
DHT Holdings, Inc.	1,309	5,432
Hudson Technologies, Inc.*	622	5,256
Energous Corp.*	320	5,203
Energy Recovery, Inc.*	615	5,098
Vicor Corp.*	284	5,084
Powell Industries, Inc.	150	4,799
American Railcar Industries, Inc.[1]	124	4,749
CECO Environmental Corp.	507	4,654
Gener8 Maritime, Inc.*	801	4,558
Costamare, Inc.	620	4,532
Electro Scientific Industries, Inc.*	535	4,408
Bel Fuse, Inc. — Class B	163	4,026
Ichor Holdings Ltd.*	199	4,012
ZAGG, Inc.*	461	3,988
Teekay Tankers Ltd. — Class A	2,070	3,892
Ardmore Shipping Corp.[1]	476	3,879
Daseke, Inc.*	348	3,873
Heritage-Crystal Clean, Inc.*	241	3,832
LSB Industries, Inc.*	369	3,812
Roadrunner Transportation Systems, Inc.*	519	3,773
LSI Industries, Inc.	411	3,720
Intevac, Inc.*	330	3,663
Hurco Companies, Inc.	104	3,614
Sparton Corp.*	164	3,606
FreightCar America, Inc.	206	3,582
Covenant Transportation Group, Inc. — Class A*	202	3,541
Aqua Metals, Inc.*	282	3,539
Orion Group Holdings, Inc.*	460	3,436
Radiant Logistics, Inc.*	636	3,422
Advanced Emissions Solutions, Inc.	358	3,279
Graham Corp.	162	3,185
Omega Flex, Inc.	49	3,156
UFP Technologies, Inc.*	110	3,113
Eagle Bulk Shipping, Inc.*	652	3,084
Allied Motion Technologies, Inc.	112	3,049
Olympic Steel, Inc.	156	3,039
LB Foster Co. — Class A	141	3,024
Hill International, Inc.*	579	3,011
AquaVenture Holdings Ltd.*	197	3,000
Vishay Precision Group, Inc.*	172	2,976
Eastern Co.	95	2,855
Core Molding Technologies, Inc.*	125	2,701
Layne Christensen Co.*	306	2,690
IES Holdings, Inc.*	147	2,668
Northwest Pipe Co.*	162	2,634
Dorian LPG Ltd.*	320	2,618
Forterra, Inc.*	317	2,609
Iteris, Inc.*	400	2,488
MicroVision, Inc.*	1,158	2,455
Hardinge, Inc.	196	2,434
CyberOptics Corp.*	117	2,416
Lawson Products, Inc.*	109	2,414
Twin Disc, Inc.*	145	2,340
Pure Cycle Corp.*	290	2,248
Gencor Industries, Inc.*	138	2,236
Ampco-Pittsburgh Corp.	148	2,183
Universal Logistics Holdings, Inc.	142	2,130
Navios Maritime Holdings, Inc.*	1,524	2,088
Navios Maritime Acquisition Corp.	1,400	2,058
Overseas Shipholding Group, Inc. — Class A*	768	2,043
Fluidigm Corp.*	499	2,016
Napco Security Technologies, Inc.*	202	1,899
Safe Bulkers, Inc.*,1	817	1,871
Willis Lease Finance Corp.*	59	1,577
Handy & Harman Ltd.*	50	1,570
Revolution Lighting Technologies, Inc.*	209	1,377
Akoustis Technologies, Inc.*	147	1,285
Genco Shipping & Trading Ltd.*	130	1,231
NL Industries, Inc.*	142	1,001
Total Industrial		4,584,999
Consumer, Cyclical - 10.7%
Texas Roadhouse, Inc. — Class A	1,136	57,878
Dana, Inc.	2,469	55,133
Cracker Barrel Old Country Store, Inc.[1]	326	54,523
Jack in the Box, Inc.	537	52,894
Tenneco, Inc.	906	52,394
Beacon Roofing Supply, Inc.*	1,026	50,275
ILG, Inc.	1,806	49,648
Office Depot, Inc.	8,697	49,050
Dave & Buster's Entertainment, Inc.*	714	47,487
FirstCash, Inc.	806	46,989
Five Below, Inc.*	917	45,271
Wolverine World Wide, Inc.	1,602	44,871
Marriott Vacations Worldwide Corp.	372	43,804
Hawaiian Holdings, Inc.*	900	42,255
LCI Industries	412	42,189
Churchill Downs, Inc.	230	42,159

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 90.6% (continued)
Consumer, Cyclical - 10.7% (continued)
Steven Madden Ltd.*	1,003	$40,070
Anixter International, Inc.*	493	38,553
Dorman Products, Inc.*	465	38,488
Cheesecake Factory, Inc.	762	38,328
iRobot Corp.*	449	37,779
RH*,1	580	37,422
Lithia Motors, Inc. — Class A	396	37,315
Big Lots, Inc.	763	36,853
Deckers Outdoor Corp.*	537	36,656
UniFirst Corp.	259	36,441
Bloomin' Brands, Inc.	1,689	35,857
TRI Pointe Group, Inc.*	2,672	35,243
Boyd Gaming Corp.	1,411	35,007
Buffalo Wild Wings, Inc.*	274	34,716
Ollie's Bargain Outlet Holdings, Inc.*	808	34,421
KB Home	1,425	34,157
Planet Fitness, Inc. — Class A	1,431	33,400
Papa John's International, Inc.	463	33,225
American Eagle Outfitters, Inc.	2,756	33,210
PriceSmart, Inc.	375	32,850
Cooper Tire & Rubber Co.	902	32,562
Brinker International, Inc.	835	31,814
Herman Miller, Inc.	1,013	30,795
Penn National Gaming, Inc.*	1,439	30,795
Allegiant Travel Co. — Class A	223	30,239
SkyWest, Inc.	861	30,221
Cooper-Standard Holdings, Inc.*	298	30,059
SiteOne Landscape Supply, Inc.*	576	29,987
Children's Place, Inc.	293	29,915
HNI Corp.	749	29,863
Columbia Sportswear Co.	496	28,798
Meritage Homes Corp.*	654	27,599
Red Rock Resorts, Inc. — Class A	1,154	27,177
La-Z-Boy, Inc.	820	26,650
Core-Mark Holding Company, Inc.	774	25,588
MDC Holdings, Inc.	706	24,943
Taylor Morrison Home Corp. — Class A*	1,038	24,922
Select Comfort Corp.*	698	24,772
Triton International Ltd.	737	24,645
J.C. Penney Company, Inc.*,1	5,267	24,492
BMC Stock Holdings, Inc.*	1,111	24,275
Gentherm, Inc.*	622	24,134
Meritor, Inc.*	1,422	23,619
Scientific Games Corp. — Class A*	904	23,594
American Woodmark Corp.*	239	22,836
Mobile Mini, Inc.	746	22,268
Wabash National Corp.	1,010	22,199
Navistar International Corp.*	844	22,138
American Axle & Manufacturing Holdings, Inc.*	1,419	22,136
Group 1 Automotive, Inc.	347	21,972
Vista Outdoor, Inc.*	971	21,857
IMAX Corp.*	979	21,538
AMC Entertainment Holdings, Inc. — Class A	937	21,317
Fox Factory Holding Corp.*	595	21,182
Interface, Inc. — Class A	1,057	20,770
Chico's FAS, Inc.	2,183	20,564
La Quinta Holdings, Inc.*	1,385	20,456
Steelcase, Inc. — Class A	1,454	20,356
Callaway Golf Co.	1,588	20,295
Belmond Ltd. — Class A*	1,519	20,203
Caleres, Inc.	714	19,835
DSW, Inc. — Class A	1,115	19,736
Installed Building Products, Inc.*	366	19,380
Standard Motor Products, Inc.	366	19,113
SeaWorld Entertainment, Inc.	1,162	18,906
Cavco Industries, Inc.*	145	18,799
Rush Enterprises, Inc. — Class A*	505	18,776
Winnebago Industries, Inc.	535	18,725
Sonic Corp.	698	18,490
G-III Apparel Group Ltd.*	735	18,338
Asbury Automotive Group, Inc.*,1	318	17,983
Pinnacle Entertainment, Inc.*	898	17,744
Oxford Industries, Inc.	280	17,497
HSN, Inc.	548	17,481
ScanSource, Inc.*	421	16,966
Knoll, Inc.	821	16,461
Universal Electronics, Inc.*	240	16,044
International Speedway Corp. — Class A	424	15,921
Caesars Acquisition Co. — Class A*	831	15,831
Eldorado Resorts, Inc.*	783	15,660
Wingstop, Inc.[1]	493	15,234
Dillard's, Inc. — Class A	257	14,826
Abercrombie & Fitch Co. — Class A	1,160	14,430
ClubCorp Holdings, Inc.	1,094	14,331
Liberty TripAdvisor Holdings, Inc. — Class A*	1,233	14,303
Red Robin Gourmet Burgers, Inc.*	219	14,290
Modine Manufacturing Co.*	839	13,885
Denny's Corp.*	1,163	13,689
Ethan Allen Interiors, Inc.	422	13,631
PetMed Express, Inc.	335	13,601
BJ's Restaurants, Inc.*	357	13,298
Shake Shack, Inc. — Class A*,1	373	13,010
Guess?, Inc.	1,017	12,997
DineEquity, Inc.	292	12,863
Douglas Dynamics, Inc.	375	12,338
Lumber Liquidators Holdings, Inc.*,1	478	11,979
Tile Shop Holdings, Inc.	577	11,915
LGI Homes, Inc.*,1	293	11,773
Caesars Entertainment Corp.*,1	967	11,604
M/I Homes, Inc.*	405	11,563
GMS, Inc.*	400	11,240
Ruth's Hospitality Group, Inc.	508	11,049
Genesco, Inc.*	325	11,018
H&E Equipment Services, Inc.	535	10,919

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 90.6% (continued)
Consumer, Cyclical - 10.7% (continued)
Kimball International, Inc. — Class B	619	$10,331
Wesco Aircraft Holdings, Inc.*	946	10,264
Titan International, Inc.	845	10,148
Nautilus, Inc.*	513	9,824
William Lyon Homes — Class A*	405	9,777
GNC Holdings, Inc. — Class A1	1,151	9,703
Crocs, Inc.*	1,256	9,684
Marcus Corp.	317	9,573
Finish Line, Inc. — Class A	675	9,565
Essendant, Inc.	634	9,402
Tailored Brands, Inc.[1]	834	9,307
Fiesta Restaurant Group, Inc.*	438	9,045
Motorcar Parts of America, Inc.*	317	8,952
Express, Inc.*	1,310	8,843
Sonic Automotive, Inc. — Class A	453	8,811
Veritiv Corp.*,1	195	8,775
Buckle, Inc.[1]	488	8,686
Superior Industries International, Inc.	418	8,590
MarineMax, Inc.*	427	8,348
Unifi, Inc.*	261	8,039
Haverty Furniture Companies, Inc.	319	8,007
Hooker Furniture Corp.	193	7,942
Malibu Boats, Inc. — Class A*	306	7,916
National CineMedia, Inc.	1,050	7,791
Acushnet Holdings Corp.	392	7,777
Del Taco Restaurants, Inc.*	560	7,700
Barnes & Noble, Inc.	1,010	7,676
Tower International, Inc.	335	7,521
Hibbett Sports, Inc.*	362	7,512
Fossil Group, Inc.*	724	7,493
Party City Holdco, Inc.*	466	7,293
Beazer Homes USA, Inc.*	531	7,285
Century Communities, Inc.*	293	7,266
Cato Corp. — Class A	410	7,212
Carrols Restaurant Group, Inc.*	586	7,179
Pier 1 Imports, Inc.	1,373	7,126
Flexsteel Industries, Inc.	129	6,980
Freshpet, Inc.*	416	6,906
Barnes & Noble Education, Inc.*	649	6,899
Francesca's Holdings Corp.*	626	6,848
Biglari Holdings, Inc.*	17	6,796
Chuy's Holdings, Inc.*	282	6,599
PICO Holdings, Inc.*	377	6,598
Bassett Furniture Industries, Inc.	173	6,565
EZCORP, Inc. — Class A*	847	6,522
Movado Group, Inc.[1]	258	6,515
Camping World Holdings, Inc. — Class A	208	6,417
Ascena Retail Group, Inc.*,1	2,930	6,300
Horizon Global Corp.*	433	6,218
Regis Corp.*	603	6,193
MCBC Holdings, Inc.*	312	6,100
Culp, Inc.	184	5,980
Del Frisco's Restaurant Group, Inc.*	371	5,973
Conn's, Inc.*,1	312	5,959
REV Group, Inc.	214	5,924
Iconix Brand Group, Inc.*	850	5,874
Hovnanian Enterprises, Inc. — Class A*	2,097	5,872
Daktronics, Inc.	603	5,807
Titan Machinery, Inc.*	315	5,664
Fred's, Inc. — Class A1	611	5,640
Monarch Casino & Resort, Inc.*	184	5,566
Habit Restaurants, Inc. — Class A*	343	5,419
PC Connection, Inc.	196	5,304
Eros International plc*,1	462	5,290
Citi Trends, Inc.	246	5,220
Winmark Corp.	40	5,158
Intrawest Resorts Holdings, Inc.*	217	5,152
Spartan Motors, Inc.	580	5,133
America's Car-Mart, Inc.*	128	4,979
NACCO Industries, Inc. — Class A	69	4,889
El Pollo Loco Holdings, Inc.*	345	4,778
Bojangles', Inc.*	294	4,778
Big 5 Sporting Goods Corp.	357	4,659
Miller Industries, Inc.	187	4,647
Reading International, Inc. — Class A*	286	4,613
Green Brick Partners, Inc.*	391	4,477
Potbelly Corp.*	388	4,462
Perry Ellis International, Inc.*	217	4,223
Vitamin Shoppe, Inc.*	362	4,217
AV Homes, Inc.*	207	4,150
Shoe Carnival, Inc.	198	4,134
West Marine, Inc.	317	4,073
Johnson Outdoors, Inc. — Class A	82	3,953
Supreme Industries, Inc. — Class A	236	3,882
Zumiez, Inc.*	313	3,866
Zoe's Kitchen, Inc.*	324	3,859
Golden Entertainment, Inc.*	179	3,707
Nexeo Solutions, Inc.*,1	446	3,702
RCI Hospitality Holdings, Inc.	154	3,671
Systemax, Inc.	195	3,666
Speedway Motorsports, Inc.	198	3,617
Commercial Vehicle Group, Inc.*	427	3,608
Lindblad Expeditions Holdings, Inc.*	340	3,570
Vera Bradley, Inc.*	341	3,335
Drive Shack, Inc.	1,055	3,323
Sportsman's Warehouse Holdings, Inc.*,1	614	3,316
Rush Enterprises, Inc. — Class B*	91	3,313
PCM, Inc.*	171	3,206
Superior Uniform Group, Inc.	143	3,196
Nathan's Famous, Inc.*	48	3,024
Libbey, Inc.	372	2,998
Lifetime Brands, Inc.	165	2,995
Weyco Group, Inc.	107	2,983

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 90.6% (continued)
Consumer, Cyclical - 10.7% (continued)
Duluth Holdings, Inc. — Class B*	163	$2,968
Huttig Building Products, Inc.*	404	2,832
Foundation Building Materials, Inc.*	220	2,829
VOXX International Corp. — Class A*	340	2,788
Sequential Brands Group, Inc.*,1	675	2,693
J Alexander's Holdings, Inc.*	219	2,683
Kirkland's, Inc.*	260	2,673
Century Casinos, Inc.*	359	2,646
Delta Apparel, Inc.*	118	2,617
Castle Brands, Inc.*	1,473	2,534
J. Jill, Inc.*	200	2,458
Build-A-Bear Workshop, Inc. — Class A*	231	2,414
New Home Company, Inc.*	210	2,409
Escalade, Inc.	180	2,358
Black Diamond, Inc.*	349	2,321
Fogo De Chao, Inc.*	160	2,224
Tilly's, Inc. — Class A	219	2,223
Blue Bird Corp.*,1	123	2,091
Marine Products Corp.	133	2,076
Red Lion Hotels Corp.*	281	2,065
Ruby Tuesday, Inc.*	1,004	2,018
At Home Group, Inc.*	86	2,003
Sears Holdings Corp.*	202	1,790
Gaia, Inc.*	149	1,669
EnviroStar, Inc.	60	1,623
Container Store Group, Inc.*	272	1,610
Boot Barn Holdings, Inc.*,1	208	1,473
UCP, Inc. — Class A*	133	1,456
Empire Resorts, Inc.*	58	1,386
Inspired Entertainment, Inc.*	67	871
Noodles & Co.*	199	776
CompX International, Inc.	28	427
Total Consumer, Cyclical		3,870,455
Technology - 9.2%
Medidata Solutions, Inc.*	957	74,836
Fair Isaac Corp.	523	72,910
Aspen Technology, Inc.*	1,275	70,457
EPAM Systems, Inc.*	835	70,214
Blackbaud, Inc.	810	69,458
Cirrus Logic, Inc.*	1,095	68,679
MAXIMUS, Inc.	1,090	68,266
j2 Global, Inc.	789	67,136
Monolithic Power Systems, Inc.	678	65,359
MKS Instruments, Inc.	915	61,580
Lumentum Holdings, Inc.*	1,035	59,046
Integrated Device Technology, Inc.*	2,275	58,672
Paycom Software, Inc.*	837	57,259
Entegris, Inc.*	2,412	52,943
NetScout Systems, Inc.*	1,509	51,910
CACI International, Inc. — Class A*	415	51,896
Science Applications International Corp.	744	51,648
Silicon Laboratories, Inc.*	712	48,665
ACI Worldwide, Inc.*	1,979	44,270
Verint Systems, Inc.*	1,062	43,223
Allscripts Healthcare Solutions, Inc.*	3,085	39,365
Semtech Corp.*	1,101	39,361
MACOM Technology Solutions Holdings, Inc.*	688	38,370
Convergys Corp.	1,595	37,929
HubSpot, Inc.*	571	37,543
Electronics for Imaging, Inc.*	786	37,241
CommVault Systems, Inc.*	659	37,201
Pegasystems, Inc.	622	36,294
Diebold Nixdorf, Inc.	1,283	35,924
RealPage, Inc.*	996	35,806
Power Integrations, Inc.	487	35,502
2U, Inc.*	743	34,862
3D Systems Corp.*,1	1,855	34,689
Acxiom Corp.*	1,326	34,449
VeriFone Systems, Inc.*	1,891	34,227
Mercury Systems, Inc.*	795	33,462
Cornerstone OnDemand, Inc.*	884	31,603
NeuStar, Inc. — Class A*	942	31,416
Cabot Microelectronics Corp.	423	31,230
ExlService Holdings, Inc.*	556	30,902
MicroStrategy, Inc. — Class A*	161	30,859
Twilio, Inc. — Class A*,1	1,055	30,711
Synaptics, Inc.*	585	30,250
Envestnet, Inc.*	731	28,948
MaxLinear, Inc. — Class A*	1,022	28,504
Omnicell, Inc.*	623	26,851
Ambarella, Inc.*,1	551	26,751
Callidus Software, Inc.*	1,094	26,475
Brooks Automation, Inc.	1,167	25,312
Progress Software Corp.[1]	808	24,959
Xperi Corp.	831	24,764
Inphi Corp.*	713	24,456
Box, Inc. — Class A*	1,333	24,314
Insight Enterprises, Inc.*	605	24,194
CSG Systems International, Inc.	566	22,968
BroadSoft, Inc.*	521	22,429
Sykes Enterprises, Inc.*	666	22,331
Veeco Instruments, Inc.*	801	22,320
Ebix, Inc.	408	21,991
Qualys, Inc.*	533	21,746
Rambus, Inc.*	1,882	21,511
New Relic, Inc.*	498	21,419
Pure Storage, Inc. — Class A*	1,580	20,240
Stratasys Ltd.*,1	848	19,767
Five9, Inc.*	885	19,045
SPS Commerce, Inc.*	286	18,235
ManTech International Corp. — Class A	437	18,083
Bottomline Technologies de, Inc.*	675	17,341
MINDBODY, Inc. — Class A*	625	17,000
Amkor Technology, Inc.*	1,730	16,902
Cotiviti Holdings, Inc.*	452	16,787
Evolent Health, Inc. — Class A*	655	16,604
CEVA, Inc.*	364	16,544
Super Micro Computer, Inc.*	661	16,294

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 90.6% (continued)
Technology - 9.2% (continued)
Diodes, Inc.*	648	$15,571
Quality Systems, Inc.*	887	15,265
FormFactor, Inc.*	1,222	15,153
Impinj, Inc.*,1	306	14,887
MTS Systems Corp.	285	14,763
Coupa Software, Inc.*	506	14,664
Inovalon Holdings, Inc. — Class A*,1	1,064	13,992
Lattice Semiconductor Corp.*	2,084	13,879
Virtusa Corp.*	470	13,818
Monotype Imaging Holdings, Inc.	706	12,920
Vocera Communications, Inc.*	475	12,550
Cray, Inc.*	681	12,530
PROS Holdings, Inc.*	446	12,216
Rudolph Technologies, Inc.*	530	12,111
Varonis Systems, Inc.*	325	12,090
Synchronoss Technologies, Inc.*	724	11,910
Nutanix, Inc. — Class A*	591	11,909
Unisys Corp.*	855	10,944
Axcelis Technologies, Inc.*	510	10,685
Photronics, Inc.*	1,135	10,669
Instructure, Inc.*	361	10,650
Ultra Clean Holdings, Inc.*	559	10,481
Hortonworks, Inc.*	812	10,459
Nanometrics, Inc.*	408	10,318
Donnelley Financial Solutions, Inc.*	448	10,286
LivePerson, Inc.*	920	10,120
Barracuda Networks, Inc.*	427	9,847
Benefitfocus, Inc.*,1	270	9,815
TeleTech Holdings, Inc.	236	9,629
Syntel, Inc.	561	9,515
Carbonite, Inc.*	419	9,134
InnerWorkings, Inc.*	768	8,909
Xcerra Corp.*	909	8,881
Engility Holdings, Inc.*	306	8,690
CommerceHub, Inc.*	493	8,598
Workiva, Inc.*	422	8,039
Silver Spring Networks, Inc.*	710	8,009
PDF Solutions, Inc.*	474	7,797
KeyW Holding Corp.*,1	818	7,648
Actua Corp.*	519	7,292
Cohu, Inc.	456	7,177
Everbridge, Inc.*	288	7,016
Bazaarvoice, Inc.*	1,415	7,004
IXYS Corp.*	425	6,991
Xactly Corp.*	439	6,870
Digimarc Corp.*	169	6,785
Blackline, Inc.*	186	6,648
MuleSoft, Inc. — Class A*	256	6,385
Computer Programs & Systems, Inc.	190	6,232
MobileIron, Inc.*	931	5,633
QAD, Inc. — Class A	167	5,352
Alpha & Omega Semiconductor Ltd.*	318	5,301
Model N, Inc.*	396	5,267
Apptio, Inc. — Class A*	301	5,222
EMCORE Corp.	457	4,867
American Software, Inc. — Class A	451	4,641
Presidio, Inc.*	323	4,622
Digi International, Inc.*	449	4,557
Castlight Health, Inc. — Class B*	1,086	4,507
Immersion Corp.*	494	4,486
Glu Mobile, Inc.*	1,762	4,405
Appfolio, Inc. — Class A*	135	4,401
Mitek Systems, Inc.*	523	4,393
DSP Group, Inc.*	371	4,304
CommerceHub, Inc.*	233	4,059
AXT, Inc.*	632	4,013
Kopin Corp.*	1,045	3,877
Cloudera, Inc.*	237	3,797
pdvWireless, Inc.*	160	3,728
Sigma Designs, Inc.*	636	3,721
Quantum Corp.*	475	3,710
Maxwell Technologies, Inc.*	612	3,666
Brightcove, Inc.*	576	3,571
USA Technologies, Inc.*	661	3,437
Exa Corp.*	236	3,257
DMC Global, Inc.	239	3,131
Rosetta Stone, Inc.*	288	3,105
Avid Technology, Inc.*	567	2,982
Alteryx, Inc. — Class A*	151	2,948
Amber Road, Inc.*	340	2,914
Upland Software, Inc.*	123	2,705
Park City Group, Inc.*	222	2,697
Agilysys, Inc.*	260	2,631
Eastman Kodak Co.*	280	2,548
Guidance Software, Inc.*	377	2,492
NCI, Inc. — Class A*	118	2,490
Tabula Rasa HealthCare, Inc.*	158	2,378
Planet Payment, Inc.*	716	2,363
Radisys Corp.*	626	2,354
Simulations Plus, Inc.	186	2,297
Pixelworks, Inc.*	484	2,222
ExOne Co.*	189	2,164
StarTek, Inc.*	172	2,105
GSI Technology, Inc.*	242	1,902
Cogint, Inc.*	344	1,737
NantHealth, Inc.*	303	1,282
SecureWorks Corp. — Class A*	137	1,273
Veritone, Inc.*	43	504
Majesco*	94	463
Total Technology		3,356,940
Communications - 6.0%
GrubHub, Inc.*	1,458	63,568
Proofpoint, Inc.*	729	63,298
Ciena Corp.*	2,395	59,922
ViaSat, Inc.*,1	904	59,844
Finisar Corp.*	1,894	49,206
Nexstar Media Group, Inc. — Class A	771	46,107
Zendesk, Inc.*	1,650	45,837
InterDigital, Inc.	588	45,452
Stamps.com, Inc.*	269	41,661
Viavi Solutions, Inc.*	3,887	40,930

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 90.6% (continued)
Communications - 6.0% (continued)
Sinclair Broadcast Group, Inc. — Class A	1,226	$40,336
Meredith Corp.	672	39,950
Yelp, Inc. — Class A*	1,319	39,596
RingCentral, Inc. — Class A*	1,060	38,743
New York Times Co. — Class A	2,132	37,736
TiVo Corp.	1,993	37,169
WebMD Health Corp. — Class A*	628	36,832
DigitalGlobe, Inc.*	1,049	34,932
Cars.com, Inc.*	1,222	32,542
Plantronics, Inc.	565	29,555
Etsy, Inc.*	1,964	29,460
Cogent Communications Holdings, Inc.	706	28,311
Shutterfly, Inc.*	578	27,455
Imperva, Inc.*	568	27,179
Oclaro, Inc.*,1	2,813	26,273
Straight Path Communications, Inc. — Class B*	146	26,229
Infinera Corp.*	2,457	26,216
Time, Inc.	1,700	24,395
Shenandoah Telecommunications Co.	789	24,222
Gigamon, Inc.*	613	24,122
NETGEAR, Inc.*	548	23,619
Frontier Communications Corp.[1]	20,032	23,237
MSG Networks, Inc. — Class A*	1,017	22,832
Vonage Holdings Corp.*	3,393	22,190
Groupon, Inc. — Class A*	5,767	22,145
8x8, Inc.*	1,499	21,810
Houghton Mifflin Harcourt Co.*	1,756	21,599
TrueCar, Inc.*	1,062	21,166
Scholastic Corp.	481	20,967
NIC, Inc.	1,089	20,637
Ubiquiti Networks, Inc.*	393	20,424
Q2 Holdings, Inc.*	532	19,657
Consolidated Communications Holdings, Inc.	844	18,121
EW Scripps Co. — Class A*	982	17,489
Chegg, Inc.*,1	1,420	17,452
West Corp.[1]	734	17,117
Extreme Networks, Inc.*	1,853	17,085
ADTRAN, Inc.	825	17,036
Gannett Company, Inc.	1,940	16,917
GTT Communications, Inc.*	526	16,648
General Communication, Inc. — Class A*	452	16,561
ePlus, Inc.*	223	16,524
Web.com Group, Inc.*	651	16,470
Globalstar, Inc.*,1	7,540	16,060
Iridium Communications, Inc.*	1,422	15,713
Gray Television, Inc.*	1,087	14,892
Blucora, Inc.*	701	14,861
Trade Desk, Inc. — Class A*	294	14,732
Quotient Technology, Inc.*	1,250	14,375
Liberty Media Corporation-Liberty Braves — Class C*	582	13,951
Cincinnati Bell, Inc.*	713	13,939
Shutterstock, Inc.*	315	13,885
World Wrestling Entertainment, Inc. — Class A	649	13,220
Acacia Communications, Inc.*	314	13,022
ORBCOMM, Inc.*	1,112	12,566
Windstream Holdings, Inc.	3,237	12,560
ATN International, Inc.	180	12,319
CalAmp Corp.*	587	11,934
New Media Investment Group, Inc.	868	11,701
HealthStream, Inc.*	438	11,528
Gogo, Inc.*,1	968	11,161
Perficient, Inc.*	583	10,867
Bankrate, Inc.*	802	10,306
MDC Partners, Inc. — Class A	943	9,336
Boingo Wireless, Inc.*	617	9,230
Loral Space & Communications, Inc.*	218	9,058
Angie's List, Inc.*	685	8,761
Endurance International Group Holdings, Inc.*	984	8,216
Tucows, Inc. — Class A*	153	8,186
Entravision Communications Corp. — Class A	1,124	7,418
Comtech Telecommunications Corp.	390	7,398
VASCO Data Security International, Inc.*	514	7,376
XO Group, Inc.*	418	7,365
Harmonic, Inc.*	1,346	7,067
A10 Networks, Inc.*	832	7,022
Quantenna Communications, Inc.*	359	6,821
ShoreTel, Inc.*	1,159	6,722
Lumos Networks Corp.*	373	6,666
Spok Holdings, Inc.	346	6,124
Sonus Networks, Inc.*	806	5,997
Rapid7, Inc.*	354	5,958
Meet Group, Inc.*	1,137	5,742
FTD Companies, Inc.*	287	5,740
FairPoint Communications, Inc.*	364	5,697
Central European Media Enterprises Ltd. — Class A*	1,399	5,596
Carvana Co.*	257	5,261
Zix Corp.*	908	5,167
Calix, Inc.*	729	4,994
Internap Corp.*	1,356	4,977
ChannelAdvisor Corp.*	430	4,967
Entercom Communications Corp. — Class A1	475	4,916
Overstock.com, Inc.*	285	4,646
1-800-Flowers.com, Inc. — Class A*	443	4,319
Okta, Inc.*	189	4,309
tronc, Inc.*	332	4,279
IDT Corp. — Class B	295	4,239
NeoPhotonics Corp.*	548	4,231
Telenav, Inc.*	519	4,204
HC2 Holdings, Inc.*	692	4,069
Liberty Media Corporation - Liberty Braves — Class A*	169	4,037

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 90.6% (continued)
Communications - 6.0% (continued)
VirnetX Holding Corp.*	862	$3,922
Daily Journal Corp.*	19	3,919
Rubicon Project, Inc.*	753	3,870
Ominto, Inc.*	241	3,675
Limelight Networks, Inc.*	1,262	3,647
RigNet, Inc.*	224	3,595
TechTarget, Inc.*	333	3,453
Lands' End, Inc.*	225	3,353
Reis, Inc.	154	3,273
Hemisphere Media Group, Inc.*	265	3,140
Global Eagle Entertainment, Inc.*	867	3,087
Clear Channel Outdoor Holdings, Inc. — Class A	606	2,939
Saga Communications, Inc. — Class A	64	2,928
Liquidity Services, Inc.*	435	2,762
Yext, Inc.*	206	2,746
Global Sources Ltd.*	134	2,680
Aerohive Networks, Inc.*	533	2,665
Corindus Vascular Robotics, Inc.*	1,423	2,647
Clearfield, Inc.*	197	2,600
QuinStreet, Inc.*	621	2,590
Hawaiian Telcom Holdco, Inc.*	101	2,524
KVH Industries, Inc.*	264	2,508
Preformed Line Products Co.	52	2,414
DHI Group, Inc.*	823	2,346
Ooma, Inc.*	288	2,304
Rightside Group Ltd.*	195	2,071
Intelsat S.A.*	616	1,885
RealNetworks, Inc.*	412	1,784
Rocket Fuel, Inc.*	600	1,650
Leaf Group Ltd.*	201	1,568
Townsquare Media, Inc. — Class A*	149	1,526
Salem Media Group, Inc. — Class A	197	1,399
Beasley Broadcast Group, Inc. — Class A	83	813
Value Line, Inc.	19	348
Total Communications		2,173,115
Energy - 3.2%
PDC Energy, Inc.*	1,123	48,440
Callon Petroleum Co.*	3,423	36,317
Ultra Petroleum Corp.*	3,313	35,945
McDermott International, Inc.*	4,809	34,480
Matador Resources Co.*	1,524	32,568
Oasis Petroleum, Inc.*	3,996	32,168
Dril-Quip, Inc.*	643	31,377
SemGroup Corp. — Class A	1,127	30,429
NOW, Inc.*	1,817	29,217
Pattern Energy Group, Inc.	1,195	28,488
Delek US Holdings, Inc.	1,046	27,656
C&J Energy Services, Inc.*	788	27,005
Superior Energy Services, Inc.*	2,585	26,962
Ensco plc — Class A	5,175	26,703
Arch Coal, Inc. — Class A	372	25,408
MRC Global, Inc.*	1,517	25,061
Oil States International, Inc.*	872	23,675
SRC Energy, Inc.*,1	3,411	22,956
Peabody Energy Corp.*,1	834	20,391
Rowan Companies plc — Class A*	1,980	20,275
Carrizo Oil & Gas, Inc.*	1,061	18,483
Forum Energy Technologies, Inc.*	1,171	18,268
Unit Corp.*	879	16,464
TerraForm Power, Inc. — Class A*	1,369	16,428
Noble Corporation plc	4,147	15,012
Exterran Corp.*	545	14,552
Archrock, Inc.	1,186	13,520
Helix Energy Solutions Group, Inc.*	2,387	13,463
Green Plains, Inc.	644	13,234
SunCoke Energy, Inc.*	1,093	11,914
Diamond Offshore Drilling, Inc.*,1	1,098	11,891
Resolute Energy Corp.*	368	10,955
Bonanza Creek Energy, Inc.*	345	10,940
Newpark Resources, Inc.*	1,483	10,900
Atwood Oceanics, Inc.*,1	1,302	10,611
Thermon Group Holdings, Inc.*	547	10,486
Denbury Resources, Inc.*	6,750	10,328
Sunrun, Inc.*	1,443	10,274
SandRidge Energy, Inc.*	593	10,206
Ring Energy, Inc.*	770	10,010
Par Pacific Holdings, Inc.*	540	9,742
REX American Resources Corp.*	99	9,559
Tellurian, Inc.*	941	9,438
SEACOR Holdings, Inc.*	274	9,398
Energy XXI Gulf Coast, Inc.*	502	9,322
Penn Virginia Corp.*	242	8,894
Sanchez Energy Corp.*,1	1,204	8,645
Keane Group, Inc.*,1	528	8,448
Flotek Industries, Inc.*	939	8,395
Renewable Energy Group, Inc.*	646	8,366
Plug Power, Inc.*,1	3,794	7,740
TerraForm Global, Inc. — Class A*	1,515	7,651
Basic Energy Services, Inc.*	296	7,370
Alon USA Energy, Inc.	547	7,286
Jagged Peak Energy, Inc.*,1	542	7,236
Frank's International N.V.	846	7,013
FutureFuel Corp.	425	6,413
California Resources Corp.*,1	724	6,190
Panhandle Oil and Gas, Inc. — Class A	267	6,168
Stone Energy Corp.*	331	6,084
ProPetro Holding Corp.*	429	5,989
Clean Energy Fuels Corp.*	2,317	5,885
CVR Energy, Inc.[1]	268	5,832
TETRA Technologies, Inc.*	1,943	5,421
Natural Gas Services Group, Inc.*	210	5,219
Warrior Met Coal, Inc.	286	4,899
NCS Multistage Holdings, Inc.*	187	4,709
Halcon Resources Corp.*,1	1,037	4,708
Cloud Peak Energy, Inc.*	1,255	4,430

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 90.6% (continued)
Energy - 3.2% (continued)
Pacific Ethanol, Inc.*	698	$4,363
Eclipse Resources Corp.*	1,483	4,241
WildHorse Resource Development Corp.*,1	340	4,206
Bristow Group, Inc.[1]	549	4,200
Matrix Service Co.*	446	4,170
Abraxas Petroleum Corp.*	2,571	4,165
Bill Barrett Corp.*	1,281	3,933
Trecora Resources*	334	3,758
Lilis Energy, Inc.*	726	3,557
Tesco Corp.*	788	3,507
Evolution Petroleum Corp.	430	3,483
Key Energy Services, Inc.*	175	3,367
TPI Composites, Inc.*	181	3,345
Era Group, Inc.*	334	3,160
W&T Offshore, Inc.*	1,592	3,120
SilverBow Resources, Inc.*	118	3,087
Parker Drilling Co.*	2,280	3,078
Geospace Technologies Corp.*	222	3,070
Gastar Exploration, Inc.*	2,964	2,745
Gulf Island Fabrication, Inc.	232	2,691
CARBO Ceramics, Inc.*	390	2,672
Contango Oil & Gas Co.*	401	2,663
Pioneer Energy Services Corp.*	1,293	2,651
Vivint Solar, Inc.*	442	2,586
Mammoth Energy Services, Inc.*	137	2,548
Approach Resources, Inc.*	730	2,460
Midstates Petroleum Company, Inc.*	190	2,407
EP Energy Corp. — Class A*	653	2,390
Independence Contract Drilling, Inc.*	582	2,264
Hallador Energy Co.	273	2,121
Solaris Oilfield Infrastructure, Inc. — Class A*	172	1,983
PHI, Inc.*	198	1,932
Willbros Group, Inc.*	744	1,838
Earthstone Energy, Inc. — Class A*	168	1,682
Westmoreland Coal Co.*	314	1,529
Adams Resources & Energy, Inc.	37	1,520
Isramco, Inc.*	13	1,487
Jones Energy, Inc. — Class A*	774	1,238
Select Energy Services, Inc. — Class A*	66	802
Ramaco Resources, Inc.*	103	623
Rosehill Resources, Inc.*	43	359
Total Energy		1,160,911
Utilities - 3.2%
IDACORP, Inc.	858	73,229
WGL Holdings, Inc.	870	72,583
Portland General Electric Co.	1,519	69,402
ALLETE, Inc.	869	62,289
ONE Gas, Inc.	887	61,921
Black Hills Corp.	908	61,263
Southwest Gas Holdings, Inc.	806	58,886
New Jersey Resources Corp.	1,460	57,962
Spire, Inc.	802	55,940
PNM Resources, Inc.	1,355	51,829
NorthWestern Corp.	827	50,464
Avista Corp.	1,093	46,409
South Jersey Industries, Inc.	1,356	46,335
Ormat Technologies, Inc.	673	39,492
MGE Energy, Inc.	593	38,160
El Paso Electric Co.	686	35,466
California Water Service Group	815	29,992
American States Water Co.	616	29,205
Northwest Natural Gas Co.	483	28,908
Otter Tail Corp.	668	26,453
Chesapeake Utilities Corp.	268	20,087
NRG Yield, Inc. — Class C	1,082	19,043
Dynegy, Inc.*	1,876	15,515
SJW Group	278	13,672
Unitil Corp.	236	11,401
Middlesex Water Co.	270	10,692
Connecticut Water Service, Inc.	188	10,436
NRG Yield, Inc. — Class A	592	10,100
York Water Co.	218	7,597
Artesian Resources Corp. — Class A	133	5,006
Atlantic Power Corp.*	1,945	4,668
Spark Energy, Inc. — Class A1	196	3,685
EnerNOC, Inc.*	461	3,573
Delta Natural Gas Company, Inc.	117	3,565
RGC Resources, Inc.	113	3,201
Consolidated Water Company Ltd.	248	3,075
Ameresco, Inc. — Class A*	317	2,441
Genie Energy Ltd. — Class B	229	1,745
Global Water Resources, Inc.	172	1,703
Total Utilities		1,147,393
Basic Materials - 3.1%
Sensient Technologies Corp.	752	60,559
PolyOne Corp.	1,382	53,539
US Silica Holdings, Inc.	1,387	49,224
HB Fuller Co.	856	43,750
Minerals Technologies, Inc.	597	43,700
Balchem Corp.	538	41,808
Ingevity Corp.*	722	41,443
Commercial Metals Co.	1,963	38,141
Compass Minerals International, Inc.	575	37,548
GCP Applied Technologies, Inc.*	1,217	37,119
AK Steel Holding Corp.*	5,356	35,189
Cliffs Natural Resources, Inc.*	5,060	35,015
Hecla Mining Co.	6,692	34,129
Quaker Chemical Corp.	221	32,096
Allegheny Technologies, Inc.	1,845	31,383
Stepan Co.	339	29,540
Carpenter Technology Corp.	787	29,457
Innospec, Inc.	407	26,679

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 90.6% (continued)
Basic Materials - 3.1% (continued)
Coeur Mining, Inc.*	3,076	$26,392
Ferro Corp.*	1,422	26,008
Kaiser Aluminum Corp.	286	25,317
Neenah Paper, Inc.	282	22,630
Schweitzer-Mauduit International, Inc.	517	19,248
Kraton Corp.*	509	17,530
Tronox Ltd. — Class A	1,104	16,692
AdvanSix, Inc.*	509	15,901
A. Schulman, Inc.	485	15,520
PH Glatfelter Co.	737	14,401
Innophos Holdings, Inc.	328	14,380
Deltic Timber Corp.	186	13,887
Century Aluminum Co.*	846	13,181
Calgon Carbon Corp.	858	12,956
Clearwater Paper Corp.*	275	12,856
Koppers Holdings, Inc.*,1	350	12,653
Materion Corp.	338	12,641
Rayonier Advanced Materials, Inc.[1]	728	11,444
Schnitzer Steel Industries, Inc. — Class A	449	11,315
Fairmount Santrol Holdings, Inc.*,1	2,633	10,269
Klondex Mines Ltd.*	2,987	10,066
CSW Industrials, Inc.*	246	9,508
American Vanguard Corp.	487	8,401
Aceto Corp.	499	7,710
KMG Chemicals, Inc.	157	7,641
Hawkins, Inc.	164	7,601
OMNOVA Solutions, Inc.*	733	7,147
Kronos Worldwide, Inc.	385	7,015
Landec Corp.*	456	6,772
Codexis, Inc.*	692	3,771
Uranium Energy Corp.*	2,316	3,682
Gold Resource Corp.[1]	891	3,635
Intrepid Potash, Inc.*	1,607	3,632
Oil-Dri Corporation of America	85	3,571
Smart Sand, Inc.*	371	3,306
AgroFresh Solutions, Inc.*,1	374	2,685
Ryerson Holding Corp.*	271	2,683
Verso Corp. — Class A*	572	2,683
United States Lime & Minerals, Inc.	34	2,668
Orchids Paper Products Co.[1]	153	1,981
Shiloh Industries, Inc.*	148	1,738
Valhi, Inc.	429	1,278
Total Basic Materials		1,134,714
Diversified - 0.1%
HRG Group, Inc.*	2,019	35,757
Wins Finance Holdings, Inc.*,††	23	4,715
Total Diversified		40,472
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	515	14,101
Total Common Stocks
(Cost $30,509,157)		32,890,472

RIGHTS††† - 0.0%
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*	86	–
Tobira Therapeutics, Inc.
Expires 11/02/18*	141	–
Dyax Corp.
Expires 01/25/18*	757	–
Nexstar Media Group, Inc.
Expires 01/18/19*	2,530	–
Total Rights
(Cost $-)		–

	Face Amount
FEDERAL AGENCY NOTES†† - 6.9%
Freddie Mac[2]
0.88% due 10/26/18[3]	$2,500,000	2,499,905
Total Federal Agency Notes
(Cost $2,500,000)		2,499,905

CORPORATE BONDS†† - 0.0%
Industrial - 0.0%
Mueller Industries, Inc.
6.00% due 03/01/27	6,000	6,150
Total Corporate Bonds
(Cost $6,000)		6,150

REPURCHASE AGREEMENTS††,4 - 2.3%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17[5]	376,985	376,985
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	242,507	242,507
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[5]	229,402	229,402
Total Repurchase Agreements
(Cost $848,894)		848,894

	Shares
SECURITIES LENDING COLLATERAL†,6 - 3.9%
First American Government Obligations Fund — Class Z, 0.84%[7]	1,429,508	1,429,508
Total Securities Lending Collateral
(Cost $1,429,508)		1,429,508
Total Investments - 103.7%
(Cost $35,293,559)		$37,674,929
Other Assets & Liabilities, net - (3.7)%		(1,330,213)
Total Net Assets - 100.0%		$36,344,716

	Units	Unrealized Loss
OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas July 2017 Russell 2000 Index Swap 0.82%[8], Terminating 07/28/17 (Notional Value $618,081)	437	$(294)
Goldman Sachs International July 2017 Russell 2000 Index Swap 1.04%[8], Terminating 07/27/17 (Notional Value $814,849)	576	(407)

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Units	Unrealized Loss
OTC EQUITY INDEX SWAP AGREEMENTS†† (continued)
Barclays Bank plc July 2017 Russell 2000 Index Swap 1.19%[8], Terminating 07/31/17 (Notional Value $2,813,357)	1,988	$(1,373)
(Total Notional Value $4,246,287)		$(2,074)
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7 day yield as of June 30, 2017.
[8]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3		Total
Common Stocks	$32,885,757	$—	$4,715	$—	$—		$32,890,472
Corporate Bonds	—	—	6,150	—	—		6,150
Federal Agency Notes	—	—	2,499,905	—	—		2,499,905
Repurchase Agreements	—	—	848,894	—	—		848,894
Rights	—	—	—	—	—	**	—	**
Securities Lending Collateral	1,429,508	—	—	—	—		1,429,508
Total Assets	$34,315,265	$—	$3,359,664	$—	$—	**	$37,674,929

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3		Total
Equity Index Swap Agreements	$—	$—	$—	$2,074	$—		$2,074

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.
**	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, the Fund had a security with a market value of $4,205 transfer from Level 1 to Level 2 due to changes in the securities valuation method.

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 87.9%
Consumer, Non-cyclical - 20.5%
Johnson & Johnson	25,075	$3,317,171
Procter & Gamble Co.	23,807	2,074,780
Pfizer, Inc.	55,551	1,865,958
Philip Morris International, Inc.	14,457	1,697,974
UnitedHealth Group, Inc.	8,970	1,663,217
Merck & Co., Inc.	25,460	1,631,731
Coca-Cola Co.	35,793	1,605,317
PepsiCo, Inc.	13,297	1,535,671
Altria Group, Inc.	17,980	1,338,971
Amgen, Inc.	6,850	1,179,775
Medtronic plc	12,742	1,130,852
AbbVie, Inc.	14,815	1,074,236
Celgene Corp.*	7,268	943,895
Gilead Sciences, Inc.	12,163	860,897
Bristol-Myers Squibb Co.	15,335	854,466
Abbott Laboratories	16,152	785,148
Allergan plc	3,126	759,899
Eli Lilly & Co.	9,038	743,827
Thermo Fisher Scientific, Inc.	3,642	635,419
Mondelez International, Inc. — Class A	14,123	609,973
Colgate-Palmolive Co.	8,222	609,497
PayPal Holdings, Inc.*	10,399	558,115
Biogen, Inc.*	1,988	539,464
Reynolds American, Inc.	7,703	501,003
Danaher Corp.	5,686	479,842
Kraft Heinz Co.	5,554	475,645
Aetna, Inc.	3,088	468,851
Anthem, Inc.	2,467	464,117
Automatic Data Processing, Inc.	4,165	426,746
Kimberly-Clark Corp.	3,304	426,579
Becton Dickinson and Co.	2,116	412,853
Stryker Corp.	2,888	400,797
Cigna Corp.	2,383	398,890
Boston Scientific Corp.*	12,747	353,347
Express Scripts Holding Co.*	5,525	352,716
S&P Global, Inc.	2,400	350,376
Regeneron Pharmaceuticals, Inc.*	709	348,218
Humana, Inc.	1,343	323,153
McKesson Corp.	1,963	322,992
Ecolab, Inc.	2,430	322,583
Intuitive Surgical, Inc.*,1	343	320,832
Constellation Brands, Inc. — Class A	1,596	309,193
Vertex Pharmaceuticals, Inc.*	2,318	298,721
General Mills, Inc.	5,363	297,110
Zoetis, Inc.	4,568	284,952
Baxter International, Inc.	4,540	274,852
Alexion Pharmaceuticals, Inc.*	2,090	254,290
Zimmer Biomet Holdings, Inc.	1,873	240,493
Illumina, Inc.*	1,359	235,814
HCA Healthcare, Inc.*	2,664	232,301
Edwards Lifesciences Corp.*	1,953	230,923
Sysco Corp.	4,583	230,662
Cardinal Health, Inc.	2,940	229,085
Archer-Daniels-Midland Co.	5,312	219,811
CR Bard, Inc.	674	213,058
Estee Lauder Cos., Inc. — Class A	2,084	200,022
Incyte Corp.*	1,582	199,190
Kroger Co.	8,495	198,103
Moody's Corp.	1,549	188,482
Monster Beverage Corp.*	3,753	186,449
Tyson Foods, Inc. — Class A	2,683	168,036
Mylan N.V.*	4,291	166,577
Kellogg Co.	2,348	163,092
Clorox Co.	1,199	159,755
Dr Pepper Snapple Group, Inc.	1,711	155,889
Equifax, Inc.	1,119	153,773
Molson Coors Brewing Co. — Class B	1,719	148,418
Laboratory Corp. of America Holdings*	952	146,741
AmerisourceBergen Corp. — Class A	1,545	146,049
Quest Diagnostics, Inc.	1,274	141,618
Hershey Co.	1,303	139,903
Dentsply Sirona, Inc.	2,134	138,369
Henry Schein, Inc.*	738	135,069
Conagra Brands, Inc.	3,763	134,565
IDEXX Laboratories, Inc.*	820	132,364
IHS Markit Ltd.*	2,954	130,094
JM Smucker Co.	1,084	128,270
Global Payments, Inc.	1,419	128,164
Centene Corp.*	1,604	128,128
Whole Foods Market, Inc.	2,975	125,277
Nielsen Holdings plc	3,126	120,851
Verisk Analytics, Inc. — Class A*	1,431	120,733
Church & Dwight Company, Inc.	2,320	120,362
Hologic, Inc.*	2,606	118,260
Cooper Cos., Inc.[1]	455	108,936
Align Technology, Inc.*	702	105,384
Gartner, Inc.*	842	103,995
McCormick & Co., Inc.	1,054	102,776
Universal Health Services, Inc. — Class B	832	101,571
Cintas Corp.	804	101,336
Perrigo Company plc	1,335	100,819
DaVita, Inc.*	1,449	93,837
Campbell Soup Co.	1,785	93,088
Total System Services, Inc.	1,542	89,822
United Rentals, Inc.*	787	88,703
Varian Medical Systems, Inc.*	856	88,331
Hormel Foods Corp.	2,511	85,650
Western Union Co.	4,387	83,572
Coty, Inc. — Class A	4,384	82,244
Brown-Forman Corp. — Class B	1,647	80,044
Avery Dennison Corp.	824	72,817
Envision Healthcare Corp.*	1,093	68,498
H&R Block, Inc.	1,928	59,594
Robert Half International, Inc.	1,184	56,749
Quanta Services, Inc.*	1,379	45,397
Mallinckrodt plc*	925	41,449
Patterson Companies, Inc.	759	35,635
Total Consumer, Non-cyclical		44,929,908

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 87.9% (continued)
Financial - 16.4%
JPMorgan Chase & Co.	33,071	$3,022,690
Berkshire Hathaway, Inc. — Class B*	17,681	2,994,630
Wells Fargo & Co.	41,865	2,319,741
Bank of America Corp.	92,635	2,247,325
Citigroup, Inc.	25,628	1,714,001
Visa, Inc. — Class A	17,185	1,611,609
Mastercard, Inc. — Class A	8,731	1,060,380
U.S. Bancorp	14,746	765,612
Goldman Sachs Group, Inc.	3,408	756,235
Chubb Ltd.	4,346	631,820
Morgan Stanley	13,258	590,776
American Express Co.	6,988	588,669
PNC Financial Services Group, Inc.	4,504	562,414
MetLife, Inc.	10,057	552,532
American Tower Corp. REIT — Class A	3,956	523,457
American International Group, Inc.	8,187	511,851
Bank of New York Mellon Corp.	9,679	493,823
Charles Schwab Corp.	11,326	486,565
BlackRock, Inc. — Class A	1,129	476,901
Simon Property Group, Inc.[1]	2,906	470,074
Prudential Financial, Inc.	3,993	431,803
CME Group, Inc. — Class A	3,163	396,134
Marsh & McLennan Companies, Inc.	4,797	373,974
Capital One Financial Corp.	4,496	371,460
Intercontinental Exchange, Inc.	5,511	363,285
BB&T Corp.	7,552	342,936
Crown Castle International Corp.	3,408	341,413
Travelers Cos., Inc.	2,601	329,105
Aon plc	2,439	324,265
Equinix, Inc. REIT	725	311,141
Allstate Corp.	3,393	300,077
State Street Corp.	3,292	295,391
Public Storage	1,392	290,274
Prologis, Inc.	4,936	289,447
Aflac, Inc.	3,694	286,950
SunTrust Banks, Inc.	4,500	255,240
Welltower, Inc.	3,408	255,089
AvalonBay Communities, Inc.[1]	1,283	246,554
Progressive Corp.	5,407	238,395
Weyerhaeuser Co. REIT	6,993	234,266
M&T Bank Corp.	1,432	231,912
Ventas, Inc.	3,303	229,492
Equity Residential	3,418	225,007
Discover Financial Services	3,539	220,090
Synchrony Financial	7,170	213,809
Northern Trust Corp.	2,009	195,295
KeyCorp	10,203	191,204
Fifth Third Bancorp	6,984	181,305
Ameriprise Financial, Inc.	1,419	180,625
Hartford Financial Services Group, Inc.	3,420	179,789
Boston Properties, Inc.	1,432	176,165
Willis Towers Watson plc	1,183	172,079
Citizens Financial Group, Inc.	4,715	168,231
Digital Realty Trust, Inc.	1,487	167,957
T. Rowe Price Group, Inc.	2,246	166,676
Regions Financial Corp.	11,189	163,807
Principal Financial Group, Inc.	2,495	159,855
Essex Property Trust, Inc.[1]	611	157,192
Vornado Realty Trust	1,603	150,522
Franklin Resources, Inc.	3,187	142,746
Lincoln National Corp.	2,088	141,107
Realty Income Corp.	2,542	140,268
HCP, Inc.	4,362	139,410
Huntington Bancshares, Inc.	10,119	136,809
Invesco Ltd.	3,787	133,265
Alliance Data Systems Corp.	518	132,965
GGP, Inc.	5,422	127,742
Host Hotels & Resorts, Inc.	6,886	125,807
Comerica, Inc.[1]	1,647	120,626
Loews Corp.	2,570	120,302
Mid-America Apartment Communities, Inc.	1,057	111,387
XL Group Ltd.	2,434	106,609
Alexandria Real Estate Equities, Inc.	848	102,159
CBRE Group, Inc. — Class A*	2,799	101,884
Cincinnati Financial Corp.	1,395	101,068
SL Green Realty Corp.	948	100,298
Unum Group	2,124	99,042
E*TRADE Financial Corp.*	2,557	97,243
Everest Re Group Ltd.	381	96,999
UDR, Inc.[1]	2,489	96,996
Raymond James Financial, Inc.	1,193	95,702
Arthur J Gallagher & Co.	1,671	95,665
Extra Space Storage, Inc.	1,172	91,416
Affiliated Managers Group, Inc.[1]	527	87,408
Regency Centers Corp.	1,361	85,253
Federal Realty Investment Trust	672	84,934
Zions Bancorporation	1,886	82,814
Iron Mountain, Inc.	2,286	78,547
CBOE Holdings, Inc.	855	78,147
Torchmark Corp.	1,013	77,495
Nasdaq, Inc.	1,061	75,851
Kimco Realty Corp.	3,962	72,703
Macerich Co.	1,109	64,389
Apartment Investment & Management Co. REIT — Class A	1,462	62,822
People's United Financial, Inc.	3,205	56,600
Assurant, Inc.	510	52,882
Navient Corp.	2,652	44,156
Total Financial		35,950,832
Technology - 12.4%
Apple, Inc.	48,532	6,989,578
Microsoft Corp.	71,865	4,953,655
Intel Corp.	43,833	1,478,925
Oracle Corp.	27,960	1,401,915
International Business Machines Corp.	7,958	1,224,179
Broadcom Ltd.	3,736	870,675
NVIDIA Corp.	5,538	800,573
QUALCOMM, Inc.	13,752	759,385
Accenture plc — Class A	5,772	713,881

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 87.9% (continued)
Technology - 12.4% (continued)
Texas Instruments, Inc.	9,274	$713,449
Adobe Systems, Inc.*	4,605	651,332
salesforce.com, Inc.*	6,224	538,998
Applied Materials, Inc.	10,003	413,224
Activision Blizzard, Inc.	6,454	371,557
Cognizant Technology Solutions Corp. — Class A	5,483	364,071
Electronic Arts, Inc.*	2,886	305,108
Intuit, Inc.	2,266	300,947
Micron Technology, Inc.*	9,680	289,045
HP, Inc.	15,669	273,894
Analog Devices, Inc.	3,416	265,765
Fidelity National Information Services, Inc.	3,077	262,776
Hewlett Packard Enterprise Co.	15,497	257,095
Fiserv, Inc.*	1,977	241,866
Western Digital Corp.	2,711	240,195
Lam Research Corp.	1,502	212,428
DXC Technology Co.	2,636	202,234
Autodesk, Inc.*	1,805	181,980
Cerner Corp.*	2,737	181,928
Paychex, Inc.	2,976	169,453
Skyworks Solutions, Inc.	1,718	164,842
Microchip Technology, Inc.	2,135	164,779
Red Hat, Inc.*	1,655	158,466
Xilinx, Inc.	2,309	148,515
KLA-Tencor Corp.	1,459	133,513
Citrix Systems, Inc.*	1,407	111,969
Seagate Technology plc	2,765	107,144
Synopsys, Inc.*	1,399	102,029
NetApp, Inc.	2,522	101,006
CA, Inc.	2,917	100,549
ANSYS, Inc.*	795	96,736
Advanced Micro Devices, Inc.*,1	7,213	90,018
Akamai Technologies, Inc.*	1,609	80,144
Qorvo, Inc.*	1,183	74,908
Xerox Corp.	1,987	57,087
CSRA, Inc.	1,352	42,926
Total Technology		27,364,742
Communications - 11.8%
Amazon.com, Inc.*	3,693	3,574,823
Facebook, Inc. — Class A*	22,002	3,321,862
Alphabet, Inc. — Class A*	2,770	2,575,214
Alphabet, Inc. — Class C*	2,778	2,524,452
AT&T, Inc.	57,227	2,159,174
Comcast Corp. — Class A	44,054	1,714,581
Verizon Communications, Inc.	37,972	1,695,830
Cisco Systems, Inc.	46,542	1,456,765
Walt Disney Co.	13,541	1,438,731
Priceline Group, Inc.*	458	856,698
Time Warner, Inc.	7,219	724,860
Charter Communications, Inc. — Class A*	2,008	676,395
Netflix, Inc.*	4,012	599,433
eBay, Inc.*	9,370	327,200
Twenty-First Century Fox, Inc. — Class A	9,795	277,590
CBS Corp. — Class B	3,429	218,702
Omnicom Group, Inc.	2,166	179,561
Expedia, Inc.	1,132	168,611
Level 3 Communications, Inc.*	2,725	161,593
Symantec Corp.	5,662	159,952
DISH Network Corp. — Class A*	2,117	132,863
Motorola Solutions, Inc.	1,522	132,018
Twenty-First Century Fox, Inc. — Class B	4,534	126,363
CenturyLink, Inc.[1]	5,109	122,003
Viacom, Inc. — Class B	3,279	110,076
Juniper Networks, Inc.	3,557	99,169
Interpublic Group of Cos., Inc.	3,678	90,479
F5 Networks, Inc.*	602	76,490
VeriSign, Inc.*	822	76,413
Scripps Networks Interactive, Inc. — Class A	893	61,001
Discovery Communications, Inc. — Class C*	1,962	49,462
News Corp. — Class A	3,557	48,731
TripAdvisor, Inc.*	1,028	39,270
Discovery Communications, Inc. — Class A*,1	1,431	36,963
News Corp. — Class B	1,115	15,777
Total Communications		26,029,105
Industrial - 8.9%
General Electric Co.	81,063	2,189,512
3M Co.[1]	5,563	1,158,161
Boeing Co.	5,225	1,033,244
Honeywell International, Inc.	7,096	945,827
United Technologies Corp.	6,936	846,955
Union Pacific Corp.	7,516	818,567
United Parcel Service, Inc. — Class B	6,411	708,992
Lockheed Martin Corp.	2,317	643,222
Caterpillar, Inc.[1]	5,484	589,311
General Dynamics Corp.	2,640	522,984
FedEx Corp.	2,290	497,686
CSX Corp.	8,589	468,616
Raytheon Co.	2,709	437,449
Northrop Grumman Corp.	1,625	417,154
Illinois Tool Works, Inc.	2,894	414,566
Johnson Controls International plc	8,732	378,620
Emerson Electric Co.	5,999	357,660
Deere & Co.	2,739	338,513
Norfolk Southern Corp.	2,697	328,225
Eaton Corp. plc	4,164	324,084
Waste Management, Inc.	3,783	277,483
TE Connectivity Ltd.	3,305	260,037
Corning, Inc.	8,566	257,408
Cummins, Inc.	1,438	233,272
Roper Technologies, Inc.	950	219,954
Ingersoll-Rand plc	2,383	217,782
Amphenol Corp. — Class A	2,845	210,018
Stanley Black & Decker, Inc.	1,424	200,400
Parker-Hannifin Corp.[1]	1,240	198,177
Rockwell Automation, Inc.	1,199	194,190
Agilent Technologies, Inc.	3,000	177,930
Fortive Corp.	2,807	177,823
Rockwell Collins, Inc.	1,512	158,881

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 87.9% (continued)
Industrial - 8.9% (continued)
Vulcan Materials Co.	1,230	$155,816
Mettler-Toledo International, Inc.*,1	240	141,250
Ball Corp.	3,259	137,563
Waters Corp.*	745	136,961
Republic Services, Inc. — Class A	2,140	136,382
WestRock Co.	2,337	132,414
Martin Marietta Materials, Inc.	583	129,764
AMETEK, Inc.	2,142	129,741
Harris Corp.	1,135	123,806
TransDigm Group, Inc.	455	122,336
L3 Technologies, Inc.	725	121,133
Textron, Inc.	2,492	117,373
Dover Corp.	1,449	116,239
Masco Corp.	2,978	113,789
Pentair plc	1,561	103,869
Kansas City Southern	987	103,290
Expeditors International of Washington, Inc.	1,677	94,717
Fortune Brands Home & Security, Inc.	1,432	93,424
Arconic, Inc.	4,103	92,933
Xylem, Inc.	1,673	92,734
CH Robinson Worldwide, Inc.	1,311	90,039
Snap-on, Inc.	539	85,162
Acuity Brands, Inc.	410	83,345
Sealed Air Corp.	1,823	81,597
J.B. Hunt Transport Services, Inc.	799	73,013
Allegion plc	887	71,953
PerkinElmer, Inc.	1,024	69,775
Jacobs Engineering Group, Inc.	1,121	60,971
Stericycle, Inc.*	794	60,598
Fluor Corp.	1,301	59,560
Flowserve Corp.	1,216	56,459
Garmin Ltd.	1,068	54,500
FLIR Systems, Inc.	1,270	44,018
Total Industrial		19,489,227
Consumer, Cyclical - 7.8%
Home Depot, Inc.	11,129	1,707,190
McDonald's Corp.	7,587	1,162,025
Wal-Mart Stores, Inc.	13,749	1,040,524
Starbucks Corp.	13,479	785,960
CVS Health Corp.	9,483	763,002
NIKE, Inc. — Class B	12,336	727,825
Costco Wholesale Corp.	4,083	652,994
Walgreens Boots Alliance, Inc.	7,949	622,486
Lowe's Cos., Inc.	7,987	619,232
General Motors Co.	12,783	446,510
TJX Cos., Inc.	5,988	432,154
Ford Motor Co.	36,406	407,383
Delta Air Lines, Inc.	6,851	368,172
Southwest Airlines Co.	5,628	349,724
Marriott International, Inc. — Class A	2,892	290,097
Target Corp.	5,135	268,509
Carnival Corp.	3,896	255,461
Newell Brands, Inc.	4,497	241,129
American Airlines Group, Inc.	4,585	230,717
Yum! Brands, Inc.	3,079	227,107
Delphi Automotive plc	2,494	218,599
PACCAR, Inc.	3,270	215,951
Ross Stores, Inc.	3,649	210,657
United Continental Holdings, Inc.*	2,623	197,381
O'Reilly Automotive, Inc.*	847	185,273
VF Corp.	2,982	171,763
Royal Caribbean Cruises Ltd.	1,562	170,617
Dollar General Corp.	2,348	169,267
Ulta Beauty, Inc.*	543	156,026
Dollar Tree, Inc.*	2,203	154,034
AutoZone, Inc.*	262	149,461
Mohawk Industries, Inc.*	588	142,114
Best Buy Co., Inc.	2,470	141,605
Whirlpool Corp.	689	132,026
Genuine Parts Co.	1,372	127,267
Coach, Inc.	2,617	123,889
L Brands, Inc.	2,243	120,875
Hilton Worldwide Holdings, Inc.	1,904	117,762
Fastenal Co.	2,693	117,226
Hasbro, Inc.	1,047	116,751
Chipotle Mexican Grill, Inc. — Class A*	267	111,099
DR Horton, Inc.	3,181	109,967
CarMax, Inc.*,1	1,724	108,715
Darden Restaurants, Inc.	1,157	104,639
Alaska Air Group, Inc.	1,151	103,314
Lennar Corp. — Class A	1,891	100,828
Wynn Resorts Ltd.	743	99,651
Wyndham Worldwide Corp.	971	97,498
LKQ Corp.*	2,870	94,567
Tiffany & Co.	998	93,682
WW Grainger, Inc.	500	90,265
Harley-Davidson, Inc.	1,629	87,999
PVH Corp.	726	83,127
Goodyear Tire & Rubber Co.	2,344	81,946
Advance Auto Parts, Inc.	687	80,097
BorgWarner, Inc.	1,857	78,663
Hanesbrands, Inc.[1]	3,390	78,512
Mattel, Inc.	3,189	68,659
Macy's, Inc.	2,834	65,862
Tractor Supply Co.	1,197	64,889
PulteGroup, Inc.	2,643	64,833
Leggett & Platt, Inc.	1,232	64,717
Kohl's Corp.	1,587	61,369
Staples, Inc.	6,080	61,226
Foot Locker, Inc.	1,222	60,220
Michael Kors Holdings Ltd.*	1,451	52,599
Nordstrom, Inc.[1]	1,036	49,552
Gap, Inc.	2,049	45,058
Bed Bath & Beyond, Inc.	1,351	41,070
Signet Jewelers Ltd.[1]	637	40,284
Ralph Lauren Corp. — Class A	513	37,859
Under Armour, Inc. — Class A*,1	1,719	37,405
Under Armour, Inc. — Class C*,1	1,716	34,595
AutoNation, Inc.*,1	613	25,844
Total Consumer, Cyclical		17,217,355
Energy - 5.3%
Exxon Mobil Corp.	39,441	3,184,073

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 87.9% (continued)
Energy - 5.3% (continued)
Chevron Corp.	17,635	$1,839,860
Schlumberger Ltd.	12,934	851,574
ConocoPhillips	11,515	506,199
EOG Resources, Inc.	5,373	486,364
Occidental Petroleum Corp.	7,117	426,095
Halliburton Co.	8,078	345,011
Kinder Morgan, Inc.	17,871	342,408
Phillips 66	4,083	337,623
Valero Energy Corp.	4,163	280,836
Marathon Petroleum Corp.	4,829	252,702
Pioneer Natural Resources Co.	1,583	252,615
Anadarko Petroleum Corp.	5,216	236,493
Williams Companies, Inc.	7,691	232,883
Baker Hughes, Inc.	3,961	215,914
ONEOK, Inc.	3,535	184,386
Apache Corp.	3,541	169,720
Concho Resources, Inc.*	1,379	167,590
Devon Energy Corp.	4,893	156,429
Tesoro Corp.	1,407	131,695
Noble Energy, Inc.	4,237	119,907
TechnipFMC plc*	4,343	118,130
National Oilwell Varco, Inc.	3,538	116,542
Hess Corp.	2,515	110,333
Cabot Oil & Gas Corp. — Class A	4,333	108,672
Equities Corp.	1,613	94,506
Marathon Oil Corp.	7,912	93,757
Cimarex Energy Co.	885	83,199
Helmerich & Payne, Inc.[1]	1,011	54,938
Newfield Exploration Co.*	1,854	52,765
Range Resources Corp.	1,752	40,594
Murphy Oil Corp.	1,510	38,701
Chesapeake Energy Corp.*,1	7,100	35,287
Transocean Ltd.*	3,640	29,957
Total Energy		11,697,758
Utilities - 2.8%
NextEra Energy, Inc.	4,358	610,686
Duke Energy Corp.	6,515	544,589
Dominion Energy, Inc.	5,855	448,669
Southern Co.	9,258	443,273
American Electric Power Company, Inc.	4,577	317,964
PG&E Corp.	4,753	315,457
Exelon Corp.	8,620	310,923
Sempra Energy	2,335	263,271
PPL Corp.	6,359	245,839
Edison International	3,033	237,150
Consolidated Edison, Inc.	2,843	229,771
Xcel Energy, Inc.	4,726	216,829
Public Service Enterprise Group, Inc.	4,709	202,534
WEC Energy Group, Inc.	2,938	180,334
Eversource Energy	2,950	179,095
DTE Energy Co.	1,670	176,669
American Water Works Co., Inc.	1,659	129,319
Entergy Corp.	1,671	128,283
Ameren Corp.	2,259	123,500
CMS Energy Corp.	2,611	120,759
FirstEnergy Corp.	4,130	120,431
CenterPoint Energy, Inc.	4,012	109,849
SCANA Corp.	1,330	89,123
Pinnacle West Capital Corp.	1,038	88,396
Alliant Energy Corp.	2,121	85,201
NiSource, Inc.	3,011	76,359
AES Corp.	6,145	68,271
NRG Energy, Inc.	2,942	50,661
Total Utilities		6,113,205
Basic Materials - 2.0%
Dow Chemical Co.	10,462	659,838
EI du Pont de Nemours & Co.	8,071	651,410
Monsanto Co.	4,085	483,501
Praxair, Inc.	2,661	352,716
Air Products & Chemicals, Inc.	2,027	289,983
Sherwin-Williams Co.	754	264,624
PPG Industries, Inc.	2,385	262,255
LyondellBasell Industries N.V. — Class A	3,075	259,499
International Paper Co.	3,843	217,552
Nucor Corp.	2,970	171,874
Newmont Mining Corp.	4,963	160,751
Freeport-McMoRan, Inc.*	12,390	148,804
Eastman Chemical Co.	1,357	113,974
Albemarle Corp.	1,031	108,812
International Flavors & Fragrances, Inc.	735	99,225
FMC Corp.	1,247	91,093
Mosaic Co.	3,267	74,586
CF Industries Holdings, Inc.	2,170	60,673
Total Basic Materials		4,471,170
Diversified - 0.0%
Leucadia National Corp.	3,014	78,846
Total Common Stocks
(Cost $171,816,088)		193,342,148

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 6.8%
Fannie Mae[2]
0.71% due 07/03/17	$15,000,000	14,999,208
Total Federal Agency Discount Notes
(Cost $14,999,208)		14,999,208

FEDERAL AGENCY NOTES†† - 1.4%
Freddie Mac[2]
0.88% due 10/26/18[3]	3,105,000	3,104,882
Total Federal Agency Notes
(Cost $3,105,000)		3,104,882

REPURCHASE AGREEMENTS††,4 - 6.1%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17[5]	5,256,882	5,256,882
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	4,587,860	4,587,860
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[5]	3,645,575	3,645,575
Total Repurchase Agreements
(Cost $13,490,317)		13,490,317

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 1.3%
First American Government Obligations Fund — Class Z, 0.84%[7]	2,900,249	$2,900,249
Total Securities Lending Collateral
(Cost $2,900,249)		2,900,249
Total Investments - 103.5%
(Cost $206,310,862)		$227,836,804
Other Assets & Liabilities, net - (3.5)%		(7,736,435)
Total Net Assets - 100.0%		$220,100,369

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
September 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $3,268,350)	27	$(20,172)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2017 S&P 500 Index Swap 1.64%[8], Terminating 07/31/17 (Notional Value $2,508,861)	1,035	$3,629
Goldman Sachs International July 2017 S&P 500 Index Swap 1.69%[8], Terminating 07/27/17 (Notional Value $6,664,515)	2,750	(17,674)
BNP Paribas July 2017 S&P 500 Index Swap 1.47%[8], Terminating 07/28/17 (Notional Value $14,381,257)	5,934	(57,997)
(Total Notional Value $23,554,633)		$(72,042)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7 day yield as of June 30, 2017.
[8]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$193,342,148	$—	$—	$—	$—	$193,342,148
Equity Index Swap Agreements	—	—	—	3,629	—	3,629
Federal Agency Discount Notes	—	—	14,999,208	—	—	14,999,208
Federal Agency Notes	—	—	3,104,882	—	—	3,104,882
Repurchase Agreements	—	—	13,490,317	—	—	13,490,317
Securities Lending Collateral	2,900,249	—	—	—	—	2,900,249
Total Assets	$196,242,397	$—	$31,594,407	$3,629	$—	$227,840,433

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$20,172	$—	$—	$—	$20,172
Equity Index Swap Agreements	—	—	—	75,671	—	75,671
Total Liabilities	$—	$20,172	$—	$75,671	$—	$95,843

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Non-cyclical - 22.1%
IDEXX Laboratories, Inc.*	14,800	$2,389,016
Align Technology, Inc.*	15,100	2,266,812
UnitedHealth Group, Inc.	10,800	2,002,536
Quanta Services, Inc.*	51,800	1,705,256
Constellation Brands, Inc. — Class A	7,905	1,531,436
Celgene Corp.*	10,952	1,422,336
PayPal Holdings, Inc.*	25,200	1,352,484
Aetna, Inc.	8,185	1,242,729
Humana, Inc.	5,100	1,227,162
Biogen, Inc.*	3,903	1,059,118
Incyte Corp.*	8,300	1,045,053
Gartner, Inc.*	7,600	938,676
Total System Services, Inc.	15,994	931,651
Verisk Analytics, Inc. — Class A*	10,990	927,226
Cintas Corp.	7,130	898,665
Edwards Lifesciences Corp.*	7,520	889,165
S&P Global, Inc.	6,090	889,079
Intuitive Surgical, Inc.*,1	900	841,833
Becton Dickinson and Co.	4,300	838,973
United Rentals, Inc.*	7,400	834,054
CR Bard, Inc.	2,630	831,369
Boston Scientific Corp.*	26,607	737,546
Stryker Corp.	4,900	680,022
Gilead Sciences, Inc.	8,382	593,278
Total Consumer, Non-cyclical		28,075,475
Technology - 20.6%
Applied Materials, Inc.	88,650	3,662,132
NVIDIA Corp.	23,015	3,327,049
Lam Research Corp.	17,543	2,481,106
Broadcom Ltd.	10,065	2,345,648
Microchip Technology, Inc.	19,891	1,535,187
Activision Blizzard, Inc.	26,002	1,496,935
Skyworks Solutions, Inc.	13,143	1,261,071
salesforce.com, Inc.*	13,218	1,144,678
Adobe Systems, Inc.*	7,200	1,018,368
Red Hat, Inc.*	10,189	975,597
Electronic Arts, Inc.*	9,087	960,678
Fidelity National Information Services, Inc.	9,700	828,380
Cerner Corp.*	12,198	810,801
Akamai Technologies, Inc.*	15,273	760,748
Analog Devices, Inc.	9,500	739,100
Texas Instruments, Inc.	9,600	738,528
Citrix Systems, Inc.*	9,208	732,773
Fiserv, Inc.*	5,486	671,157
QUALCOMM, Inc.	11,000	607,420
Total Technology		26,097,356
Communications - 14.4%
Facebook, Inc. — Class A*	13,329	2,012,412
Amazon.com, Inc.*	1,900	1,839,200
Charter Communications, Inc. — Class A*	5,200	1,751,620
Priceline Group, Inc.*	931	1,741,454
F5 Networks, Inc.*	11,100	1,410,366
Motorola Solutions, Inc.	15,800	1,370,492
Expedia, Inc.	7,689	1,145,277
Scripps Networks Interactive, Inc. — Class A	16,700	1,140,777
Netflix, Inc.*	7,524	1,124,161
Time Warner, Inc.	9,100	913,731
CBS Corp. — Class B	13,500	861,030
Comcast Corp. — Class A	18,500	720,020
VeriSign, Inc.*	7,205	669,777
Discovery Communications, Inc. — Class C*	18,800	473,948
Alphabet, Inc. — Class C*	487	442,552
Alphabet, Inc. — Class A*	402	373,731
Discovery Communications, Inc. — Class A*,1	12,830	331,399
Total Communications		18,321,947
Financial - 13.9%
Prologis, Inc.	31,956	1,873,900
E*TRADE Financial Corp.*	36,981	1,406,388
Intercontinental Exchange, Inc.	20,950	1,381,024
UDR, Inc.[1]	35,221	1,372,562
Apartment Investment & Management Co. REIT — Class A	27,400	1,177,378
American Tower Corp. REIT — Class A	8,394	1,110,694
AvalonBay Communities, Inc.[1]	5,471	1,051,362
Welltower, Inc.	13,300	995,505
Host Hotels & Resorts, Inc.	52,500	959,175
GGP, Inc.	37,300	878,788
Digital Realty Trust, Inc.	7,700	869,715
Charles Schwab Corp.	18,015	773,924
Arthur J Gallagher & Co.	12,700	727,075
Mastercard, Inc. — Class A	5,406	656,559
Extra Space Storage, Inc.	7,900	616,200
Marsh & McLennan Companies, Inc.	7,700	600,292
Kimco Realty Corp.	32,047	588,062
Discover Financial Services	9,100	565,929
Total Financial		17,604,532
Industrial - 13.5%
Corning, Inc.	62,100	1,866,105
Vulcan Materials Co.	12,897	1,633,792
Ingersoll-Rand plc	16,200	1,480,519
Martin Marietta Materials, Inc.	5,260	1,170,771
TransDigm Group, Inc.	4,020	1,080,857
Amphenol Corp. — Class A	14,100	1,040,862
Cummins, Inc.	6,200	1,005,764
Northrop Grumman Corp.	3,700	949,827
FedEx Corp.	4,300	934,519
Illinois Tool Works, Inc.	6,500	931,125
General Dynamics Corp.	4,300	851,830
Garmin Ltd.	15,700	801,171
Harris Corp.	7,000	763,560
Republic Services, Inc. — Class A	11,000	701,030
Acuity Brands, Inc.	3,330	676,922
Xylem, Inc.	11,800	654,074
J.B. Hunt Transport Services, Inc.	6,000	548,280
Total Industrial		17,091,008
Consumer, Cyclical - 12.4%
Ulta Beauty, Inc.*	8,700	2,499,858
Starbucks Corp.	27,600	1,609,356
Darden Restaurants, Inc.	16,800	1,519,392

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Consumer, Cyclical - 12.4% (continued)
United Continental Holdings, Inc.*	17,500	$1,316,875
LKQ Corp.*	39,577	1,304,062
Dollar Tree, Inc.*	16,363	1,144,101
Michael Kors Holdings Ltd.*	26,600	964,250
Ross Stores, Inc.	14,773	852,845
Dollar General Corp.	11,100	800,199
Southwest Airlines Co.	12,242	760,718
Marriott International, Inc. — Class A	7,100	712,201
Hasbro, Inc.	6,200	691,362
Harley-Davidson, Inc.	11,700	632,034
O'Reilly Automotive, Inc.*	2,275	497,634
Advance Auto Parts, Inc.	3,521	410,513
Total Consumer, Cyclical		15,715,400
Basic Materials - 1.5%
Albemarle Corp.	11,700	1,234,818
Newmont Mining Corp.	22,400	725,536
Total Basic Materials		1,960,354
Energy - 0.7%
Murphy Oil Corp.	34,930	895,256
Utilities - 0.5%
American Water Works Co., Inc.	7,500	584,625
Total Common Stocks
(Cost $110,315,245)		126,345,953

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$208,799	208,799
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	191,427	191,427
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	148,206	148,206
Total Repurchase Agreements
(Cost $548,432)		548,432

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.3%
First American Government Obligations Fund — Class Z, 0.84%[4]	1,611,001	1,611,001
Total Securities Lending Collateral
(Cost $1,611,001)		1,611,001
Total Investments - 101.3%
(Cost $112,474,678)		$128,505,386
Other Assets & Liabilities, net - (1.3)%		(1,595,146)
Total Net Assets - 100.0%		$126,910,240

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
plc — Public Limited Company
REIT — Real Estate Investment

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$126,345,953	$—	$—	$126,345,953
Repurchase Agreements	—	548,432	—	548,432
Securities Lending Collateral	1,611,001	—	—	1,611,001
Total Assets	$127,956,954	$548,432	$—	$128,505,386

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 99.5%
Financial - 33.4%
Berkshire Hathaway, Inc. — Class B*	11,929	$2,020,415
Prudential Financial, Inc.	13,716	1,483,247
Assurant, Inc.	14,150	1,467,213
XL Group Ltd.	30,661	1,342,952
Hartford Financial Services Group, Inc.	24,659	1,296,324
MetLife, Inc.	21,948	1,205,823
Unum Group	25,825	1,204,220
Allstate Corp.	13,288	1,175,191
Lincoln National Corp.	17,204	1,162,646
Citigroup, Inc.	15,495	1,036,306
Loews Corp.	21,207	992,700
Bank of America Corp.	39,065	947,717
American International Group, Inc.	13,936	871,279
Capital One Financial Corp.	10,496	867,179
Aflac, Inc.	10,568	820,922
Travelers Cos., Inc.	6,348	803,212
Everest Re Group Ltd.	3,100	789,229
Regions Financial Corp.	50,035	732,512
Morgan Stanley	15,788	703,513
Chubb Ltd.	4,577	665,404
SunTrust Banks, Inc.	11,650	660,788
Progressive Corp.	13,263	584,766
Principal Financial Group, Inc.	9,100	583,037
JPMorgan Chase & Co.	6,167	563,664
Zions Bancorporation	11,913	523,100
PNC Financial Services Group, Inc.	4,111	513,341
Fifth Third Bancorp	19,215	498,821
Goldman Sachs Group, Inc.	2,236	496,168
Navient Corp.	26,312	438,095
People's United Financial, Inc.	24,415	431,169
Bank of New York Mellon Corp.	8,054	410,915
BB&T Corp.	8,480	385,077
Wells Fargo & Co.	6,679	370,083
Torchmark Corp.	4,749	363,299
Huntington Bancshares, Inc.	25,887	349,992
State Street Corp.	3,664	328,771
Invesco Ltd.	9,099	320,194
Total Financial		29,409,284
Consumer, Cyclical - 20.3%
General Motors Co.	47,040	1,643,107
Ford Motor Co.	112,150	1,254,959
Staples, Inc.	115,842	1,166,529
PulteGroup, Inc.	45,645	1,119,673
AutoNation, Inc.*,1	26,018	1,096,919
Goodyear Tire & Rubber Co.	30,891	1,079,949
Wal-Mart Stores, Inc.	13,491	1,020,999
Lennar Corp. — Class A	18,320	976,822
DR Horton, Inc.	28,147	973,042
CVS Health Corp.	12,089	972,681
Whirlpool Corp.	4,318	827,415
Kohl's Corp.	17,655	682,719
BorgWarner, Inc.	13,948	590,837
PVH Corp.	5,069	580,401
Bed Bath & Beyond, Inc.	16,228	493,331
Costco Wholesale Corp.	2,990	478,191
Gap, Inc.	19,658	432,279
Delta Air Lines, Inc.	7,568	406,704
American Airlines Group, Inc.	8,068	405,982
Carnival Corp.	6,110	400,633
Macy's, Inc.	16,958	394,104
Walgreens Boots Alliance, Inc.	4,520	353,961
Target Corp.	6,584	344,277
Signet Jewelers Ltd.[1]	3,410	215,648
Total Consumer, Cyclical		17,911,162
Consumer, Non-cyclical - 16.1%
Centene Corp.*	22,817	1,822,623
Anthem, Inc.	9,107	1,713,300
Archer-Daniels-Midland Co.	32,641	1,350,685
McKesson Corp.	6,899	1,135,161
Cardinal Health, Inc.	13,705	1,067,894
AmerisourceBergen Corp. — Class A	10,690	1,010,526
Tyson Foods, Inc. — Class A	13,988	876,068
Whole Foods Market, Inc.	18,238	768,002
Mallinckrodt plc*	16,210	726,370
Allergan plc	2,940	714,685
Patterson Companies, Inc.	15,033	705,799
Express Scripts Holding Co.*	10,993	701,793
Kroger Co.	26,807	625,139
Cigna Corp.	3,170	530,626
DaVita, Inc.*	6,179	400,152
Total Consumer, Non-cyclical		14,148,823
Utilities - 7.8%
Exelon Corp.	26,273	947,667
Entergy Corp.	11,934	916,173
FirstEnergy Corp.	22,591	658,754
NRG Energy, Inc.	37,247	641,393
AES Corp.	57,081	634,170
Duke Energy Corp.	7,278	608,368
Consolidated Edison, Inc.	6,652	537,614
Eversource Energy	7,048	427,884
Public Service Enterprise Group, Inc.	9,107	391,692
Ameren Corp.	6,624	362,134
Xcel Energy, Inc.	7,786	357,222
DTE Energy Co.	3,206	339,163
Total Utilities		6,822,234
Energy - 6.5%
Valero Energy Corp.	22,858	1,542,000
Tesoro Corp.	14,628	1,369,181
Marathon Petroleum Corp.	22,371	1,170,674
Phillips 66	8,932	738,587
Transocean Ltd.*	81,781	673,058
Marathon Oil Corp.	19,230	227,876
Total Energy		5,721,376
Industrial - 6.1%
Arconic, Inc.	77,686	1,759,587
Fluor Corp.	18,713	856,681
WestRock Co.	13,671	774,599
Jacobs Engineering Group, Inc.	12,086	657,358
Textron, Inc.	10,519	495,445
Johnson Controls International plc	10,499	455,237

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Industrial - 6.1% (continued)
Eaton Corp. plc	4,819	$375,063
Total Industrial		5,373,970
Communications - 3.5%
CenturyLink, Inc.[1]	58,671	1,401,063
News Corp. — Class A	73,776	1,010,731
AT&T, Inc.	8,689	327,836
News Corp. — Class B	22,958	324,856
Total Communications		3,064,486
Technology - 3.1%
Xerox Corp.	40,031	1,150,090
Hewlett Packard Enterprise Co.	40,466	671,331
HP, Inc.	26,737	467,363
Western Digital Corp.	4,520	400,472
Total Technology		2,689,256
Diversified - 1.5%
Leucadia National Corp.	50,997	1,334,082
Basic Materials - 1.2%
Mosaic Co.	29,897	682,549
Eastman Chemical Co.	4,090	343,519
Total Basic Materials		1,026,068
Total Common Stocks
(Cost $78,029,197)		87,500,741

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$89,530	89,530
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	82,081	82,081
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	63,549	63,549
Total Repurchase Agreements
(Cost $235,160)		235,160

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.6%
First American Government Obligations Fund — Class Z, 0.84%[4]	1,367,844	1,367,844
Total Securities Lending Collateral
(Cost $1,367,844)		1,367,844
Total Investments - 101.4%
(Cost $79,632,201)		$89,103,745
Other Assets & Liabilities, net - (1.4)%		(1,268,871)
Total Net Assets - 100.0%		$87,834,874

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$87,500,741	$—	$—	$87,500,741
Repurchase Agreements	—	235,160	—	235,160
Securities Lending Collateral	1,367,844	—	—	1,367,844
Total Assets	$88,868,585	$235,160	$—	$89,103,745

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 99.3%
Consumer, Cyclical - 21.7%
Domino's Pizza, Inc.[1]	8,175	$1,729,257
Thor Industries, Inc.	14,662	1,532,472
Kate Spade & Co.*	81,000	1,497,690
Skechers U.S.A., Inc. — Class A*	42,677	1,258,972
Copart, Inc.*	36,396	1,157,029
Wendy's Co.	67,739	1,050,631
Texas Roadhouse, Inc. — Class A	20,049	1,021,496
Churchill Downs, Inc.	5,400	989,820
Urban Outfitters, Inc.*	52,701	977,077
Papa John's International, Inc.[1]	13,610	976,653
NVR, Inc.*,1	400	964,244
Toro Co.	13,660	946,501
Panera Bread Co. — Class A*,1	2,990	940,774
Jack in the Box, Inc.	9,083	894,676
Dick's Sporting Goods, Inc.	18,953	754,898
MSC Industrial Direct Company, Inc. — Class A	8,580	737,537
Dunkin' Brands Group, Inc.	13,145	724,552
Pool Corp.	6,140	721,880
Buffalo Wild Wings, Inc.*	3,895	493,497
Cheesecake Factory, Inc.	8,780	441,634
Brinker International, Inc.	11,070	421,767
Total Consumer, Cyclical		20,233,057
Consumer, Non-cyclical - 19.8%
ABIOMED, Inc.*	14,579	2,089,170
WellCare Health Plans, Inc.*	10,070	1,808,169
MarketAxess Holdings, Inc.	8,727	1,755,000
NuVasive, Inc.*	21,832	1,679,317
Incorporated Research Holdings, Inc. — Class A*,1	23,748	1,389,258
Masimo Corp.*	14,487	1,320,925
VCA, Inc.*,1	13,460	1,242,493
Bioverativ, Inc.*	20,300	1,221,451
HealthSouth Corp.	21,350	1,033,340
CoreLogic, Inc.*	23,240	1,008,151
Bio-Techne Corp.	7,637	897,348
Akorn, Inc.*	26,658	894,109
Post Holdings, Inc.*	10,305	800,183
Avis Budget Group, Inc.*	26,769	729,991
Sotheby's*,1	12,570	674,632
Total Consumer, Non-cyclical		18,543,537
Industrial - 17.1%
Cognex Corp.	22,992	1,952,022
Packaging Corporation of America	14,383	1,602,122
Nordson Corp.	8,600	1,043,352
Eagle Materials, Inc.	11,055	1,021,703
Old Dominion Freight Line, Inc.	9,700	923,828
Littelfuse, Inc.	5,580	920,700
Carlisle Companies, Inc.	8,980	856,692
Granite Construction, Inc.	17,560	847,094
Coherent, Inc.*	3,700	832,463
Worthington Industries, Inc.	15,182	762,440
Zebra Technologies Corp. — Class A*	7,075	711,179
Gentex Corp.	37,419	709,838
AO Smith Corp.	11,690	658,498
Landstar System, Inc.	7,490	641,144
Huntington Ingalls Industries, Inc.	2,900	539,864
Crane Co.	6,800	539,784
Woodward, Inc.	7,668	518,203
Curtiss-Wright Corp.	5,100	468,078
EnerSys	5,990	433,976
Total Industrial		15,982,980
Financial - 16.5%
SLM Corp.*	124,450	1,431,175
Home BancShares, Inc.	52,200	1,299,781
Uniti Group, Inc.	47,806	1,201,843
First Horizon National Corp.	65,082	1,133,729
Primerica, Inc.	14,960	1,133,220
First Industrial Realty Trust, Inc.	39,470	1,129,631
Kilroy Realty Corp.	13,650	1,025,797
DCT Industrial Trust, Inc.	18,620	995,053
Pinnacle Financial Partners, Inc.	14,100	885,480
Brown & Brown, Inc.	18,830	811,008
Education Realty Trust, Inc.	20,380	789,725
Washington Federal, Inc.	20,165	669,478
Lamar Advertising Co. — Class A	8,634	635,203
Duke Realty Corp.	22,170	619,652
Bank of the Ozarks	12,220	572,751
Weingarten Realty Investors	18,560	558,656
Liberty Property Trust	12,920	525,973
Total Financial		15,418,155
Technology - 13.9%
Take-Two Interactive Software, Inc.*	23,528	1,726,485
Cirrus Logic, Inc.*	23,948	1,502,019
Monolithic Power Systems, Inc.	11,104	1,070,426
Microsemi Corp.*	19,529	913,957
Ultimate Software Group, Inc.*	4,266	896,116
Medidata Solutions, Inc.*	11,100	868,020
MAXIMUS, Inc.	13,476	844,001
NCR Corp.*	20,255	827,214
MSCI, Inc. — Class A	7,855	808,986
IPG Photonics Corp.*	4,570	663,107
Science Applications International Corp.	9,380	651,160
Integrated Device Technology, Inc.*	24,566	633,557
Fair Isaac Corp.	4,441	619,120
Broadridge Financial Solutions, Inc.	6,991	528,240
CommVault Systems, Inc.*	8,484	478,922
Total Technology		13,031,330
Communications - 6.2%
WebMD Health Corp. — Class A*	39,799	2,334,211
InterDigital, Inc.	24,035	1,857,906
LogMeIn, Inc.	15,600	1,630,200
Total Communications		5,822,317
Basic Materials - 2.8%
Royal Gold, Inc.	19,049	1,489,060
Minerals Technologies, Inc.	15,370	1,125,084
Total Basic Materials		2,614,144
Utilities - 1.3%
Southwest Gas Holdings, Inc.	8,980	656,079

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Utilities - 1.3% (continued)
MDU Resources Group, Inc.	20,640	$540,768
Total Utilities		1,196,847
Total Common Stocks
(Cost $80,995,343)		92,842,367

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$269,615	269,615
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	247,183	247,183
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	191,374	191,374
Total Repurchase Agreements
(Cost $708,172)		708,172

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.0%
First American Government Obligations Fund — Class Z, 0.84%[4]	2,784,007	2,784,007
Total Securities Lending Collateral
(Cost $2,784,007)		2,784,007
Total Investments - 103.1%
(Cost $84,487,522)		$96,334,546
Other Assets & Liabilities, net - (3.1)%		(2,905,919)
Total Net Assets - 100.0%		$93,428,627

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$92,842,367	$—	$—	$92,842,367
Repurchase Agreements	—	708,172	—	708,172
Securities Lending Collateral	2,784,007	—	—	2,784,007
Total Assets	$95,626,374	$708,172	$—	$96,334,546

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 98.9%
Financial - 22.4%
CNO Financial Group, Inc.	10,964	$228,928
Reinsurance Group of America, Inc. — Class A	1,631	209,404
Old Republic International Corp.	9,909	193,523
Genworth Financial, Inc. — Class A*	46,272	174,446
First American Financial Corp.	3,843	171,744
Aspen Insurance Holdings Ltd.	3,144	156,728
Hanover Insurance Group, Inc.	1,743	154,482
Jones Lang LaSalle, Inc.	1,230	153,750
Quality Care Properties, Inc.*	7,935	145,290
Legg Mason, Inc.	3,770	143,863
Kemper Corp.	3,329	128,499
Alleghany Corp.*	204	121,339
Medical Properties Trust, Inc.	9,230	118,790
American Financial Group, Inc.	1,100	109,307
WR Berkley Corp.	1,523	105,346
Cousins Properties, Inc.	11,210	98,536
Umpqua Holdings Corp.	5,233	96,078
LaSalle Hotel Properties	2,530	75,394
Associated Banc-Corp.	2,856	71,971
Stifel Financial Corp.*	1,444	66,395
Mercury General Corp.	1,100	59,400
Janus Henderson Group plc*	1,746	57,810
CoreCivic, Inc.	2,080	57,366
TCF Financial Corp.	3,506	55,886
Total Financial		2,954,275
Industrial - 21.3%
Jabil, Inc.	9,726	283,902
Tech Data Corp.*	2,579	260,479
Arrow Electronics, Inc.*	3,313	259,805
Avnet, Inc.	5,326	207,075
Terex Corp.	4,529	169,837
Trinity Industries, Inc.	5,767	161,649
SYNNEX Corp.	1,295	155,348
AECOM*	4,721	152,630
KLX, Inc.*	3,051	152,550
Ryder System, Inc.	2,050	147,559
AGCO Corp.	2,158	145,428
Owens-Illinois, Inc.*	5,540	132,517
KBR, Inc.	6,130	93,299
Vishay Intertechnology, Inc.	5,372	89,175
Regal Beloit Corp.	1,074	87,585
Cree, Inc.*	3,193	78,707
Werner Enterprises, Inc.	2,132	62,574
Esterline Technologies Corp.*	630	59,724
Greif, Inc. — Class A	1,051	58,625
Kirby Corp.*	822	54,951
Total Industrial		2,813,419
Consumer, Cyclical - 19.2%
KB Home	18,397	440,975
Office Depot, Inc.	46,070	259,835
Dillard's, Inc. — Class A1	4,250	245,183
CalAtlantic Group, Inc.	6,380	225,533
GameStop Corp. — Class A	9,878	213,464
TRI Pointe Group, Inc.*	14,800	195,212
World Fuel Services Corp.	4,599	176,832
Toll Brothers, Inc.	4,430	175,029
Dana, Inc.	6,297	140,612
Cooper Tire & Rubber Co.	2,940	106,134
Big Lots, Inc.[1]	2,151	103,893
JetBlue Airways Corp.*	4,026	91,914
International Speedway Corp. — Class A	1,819	68,303
HSN, Inc.	1,408	44,915
American Eagle Outfitters, Inc.	3,555	42,838
Total Consumer, Cyclical		2,530,672
Consumer, Non-cyclical - 17.9%
LifePoint Health, Inc.*	4,967	333,533
Molina Healthcare, Inc.*	3,504	242,407
ManpowerGroup, Inc.	1,906	212,805
Endo International plc*	16,519	184,517
Aaron's, Inc.	4,660	181,274
Graham Holdings Co. — Class B	278	166,703
Owens & Minor, Inc.	5,103	164,266
United Natural Foods, Inc.*	4,279	157,039
TreeHouse Foods, Inc.*	1,748	142,793
Adtalem Global Education, Inc.	3,428	130,093
Dean Foods Co.	7,357	125,069
Tenet Healthcare Corp.*	4,374	84,593
FTI Consulting, Inc.*	2,253	78,765
Halyard Health, Inc.*	1,720	67,562
Flowers Foods, Inc.	3,090	53,488
Avon Products, Inc.*	9,562	36,336
Total Consumer, Non-cyclical		2,361,243
Energy - 7.0%
First Solar, Inc.*	6,635	264,604
PBF Energy, Inc. — Class A1	8,910	198,337
Murphy USA, Inc.*	2,144	158,892
HollyFrontier Corp.	5,371	147,541
Rowan Companies plc — Class A*	9,450	96,768
Oceaneering International, Inc.	2,255	51,504
Total Energy		917,646
Basic Materials - 4.6%
Domtar Corp.	6,557	251,920
Reliance Steel & Aluminum Co.	1,602	116,642
Commercial Metals Co.	5,163	100,317
Carpenter Technology Corp.	1,912	71,566
Olin Corp.	2,075	62,831
Total Basic Materials		603,276
Communications - 3.0%
Telephone & Data Systems, Inc.	7,575	210,206
Frontier Communications Corp.[1]	72,080	83,613
Cars.com, Inc.*	1,830	48,733
TEGNA, Inc.	3,260	46,977
Total Communications		389,529
Technology - 2.0%
NeuStar, Inc. — Class A*	3,240	108,054
Leidos Holdings, Inc.	1,582	81,774
Diebold Nixdorf, Inc.	2,780	77,840
Total Technology		267,668
Utilities - 1.5%
Great Plains Energy, Inc.	4,130	120,926

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Utilities - 1.5% (continued)
Hawaiian Electric Industries, Inc.	2,171	$70,297
Total Utilities		191,223
Total Common Stocks
(Cost $11,439,155)		13,028,951

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$35,923	35,923
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	32,934	32,934
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	25,498	25,498
Total Repurchase Agreements
(Cost $94,355)		94,355

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.4%
First American Government Obligations Fund — Class Z, 0.84%[4]	319,524	319,524
Total Securities Lending Collateral
(Cost $319,524)		319,524
Total Investments - 102.0%
(Cost $11,853,034)		$13,442,830
Other Assets & Liabilities, net - (2.0)%		(261,047)
Total Net Assets - 100.0%		$13,181,783

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$13,028,951	$—	$—	$13,028,951
Repurchase Agreements	—	94,355	—	94,355
Securities Lending Collateral	319,524	—	—	319,524
Total Assets	$13,348,475	$94,355	$—	$13,442,830

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 98.6%
Consumer, Non-cyclical - 29.3%
NutriSystem, Inc.[1]	5,122	$266,600
LendingTree, Inc.*,1	1,512	260,366
Supernus Pharmaceuticals, Inc.*	6,000	258,600
MiMedx Group, Inc.*,1	17,068	255,509
BioTelemetry, Inc.*	7,353	245,958
OraSure Technologies, Inc.*	12,198	210,537
Innoviva, Inc.*	12,983	166,182
Viad Corp.	3,285	155,216
Heska Corp.*	1,218	124,321
Lantheus Holdings, Inc.*	6,677	117,849
Progenics Pharmaceuticals, Inc.*	16,623	112,870
Insperity, Inc.	1,553	110,263
SciClone Pharmaceuticals, Inc.*	9,893	108,823
AMN Healthcare Services, Inc.*	2,744	107,153
Central Garden & Pet Co. — Class A*	3,538	106,211
LeMaitre Vascular, Inc.	3,259	101,746
SpartanNash Co.	3,734	96,935
Cross Country Healthcare, Inc.*	7,065	91,209
Cytokinetics, Inc.*	7,176	86,830
ANI Pharmaceuticals, Inc.*	1,707	79,888
Cantel Medical Corp.	958	74,638
Merit Medical Systems, Inc.*	1,945	74,202
Calavo Growers, Inc.	1,059	73,124
Luminex Corp.	3,229	68,196
Ligand Pharmaceuticals, Inc. — Class B*	558	67,741
CryoLife, Inc.*	3,392	67,670
AMAG Pharmaceuticals, Inc.*	3,676	67,638
B&G Foods, Inc.	1,796	63,938
Capella Education Co.[1]	723	61,889
Cardtronics plc — Class A*	1,741	57,209
Enanta Pharmaceuticals, Inc.*	1,576	56,704
Navigant Consulting, Inc.*	2,688	53,115
Sucampo Pharmaceuticals, Inc. — Class A*	4,606	48,363
Forrester Research, Inc.	1,213	47,489
Eagle Pharmaceuticals, Inc.*	600	47,334
Landauer, Inc.	884	46,233
HMS Holdings Corp.*	2,446	45,251
Surmodics, Inc.*	1,539	43,323
Momenta Pharmaceuticals, Inc.*	2,442	41,270
Neogen Corp.*	596	41,190
US Physical Therapy, Inc.	669	40,408
Central Garden & Pet Co.*	1,062	33,761
Total Consumer, Non-cyclical		4,283,752
Industrial - 19.2%
CTS Corp.	7,500	162,001
TTM Technologies, Inc.*	9,218	160,024
Orion Group Holdings, Inc.*	21,064	157,348
TopBuild Corp.*	2,920	154,964
Trex Company, Inc.*	2,201	148,920
Tetra Tech, Inc.	3,247	148,550
Patrick Industries, Inc.*	2,033	148,104
Advanced Energy Industries, Inc.*	2,105	136,172
II-VI, Inc.*	3,828	131,300
Fabrinet*	3,068	130,881
Griffon Corp.	5,518	121,120
Axon Enterprise, Inc.*,1	4,770	119,918
John Bean Technologies Corp.	1,108	108,584
US Ecology, Inc.	2,045	103,273
Gibraltar Industries, Inc.*	2,542	90,622
Quanex Building Products Corp.[1]	4,130	87,350
Lydall, Inc.*	1,679	86,804
Vicor Corp.*	4,663	83,468
MYR Group, Inc.*	2,315	71,811
Insteel Industries, Inc.	2,035	67,094
PGT Innovations, Inc.*	5,219	66,803
ESCO Technologies, Inc.	1,118	66,689
AAON, Inc.	1,750	64,488
Itron, Inc.*	897	60,772
Astec Industries, Inc.	869	48,238
Simpson Manufacturing Company, Inc.	976	42,661
Knight Transportation, Inc.	1,145	42,422
Total Industrial		2,810,381
Financial - 17.2%
National Storage Affiliates Trust	8,480	195,973
Four Corners Property Trust, Inc.	7,248	181,997
First BanCorp*	24,826	143,743
Walker & Dunlop, Inc.*	2,584	126,176
Universal Insurance Holdings, Inc.[1]	4,650	117,180
Summit Hotel Properties, Inc.	6,255	116,656
Piper Jaffray Cos.	1,870	112,106
CareTrust REIT, Inc.	5,517	102,285
LegacyTexas Financial Group, Inc.	2,631	100,320
BofI Holding, Inc.*,1	4,225	100,217
WageWorks, Inc.*	1,460	98,112
Ameris Bancorp	1,921	92,592
National Bank Holdings Corp. — Class A	2,760	91,384
ServisFirst Bancshares, Inc.	2,411	88,942
Lexington Realty Trust	8,168	80,945
Northfield Bancorp, Inc.	4,680	80,262
United Community Banks, Inc.	2,796	77,729
Getty Realty Corp.	2,696	67,669
Evercore Partners, Inc. — Class A	899	63,380
Customers Bancorp, Inc.*	2,046	57,861
Agree Realty Corp.	1,241	56,925
Central Pacific Financial Corp.	1,621	51,013
Hanmi Financial Corp.	1,789	50,897
American Assets Trust, Inc.	1,288	50,734
Southside Bancshares, Inc.	1,356	47,367
Sterling Bancorp	1,986	46,175
First Financial Bankshares, Inc.	856	37,835
Tompkins Financial Corp.	478	37,628
Urstadt Biddle Properties, Inc. — Class A	1,572	31,126
Total Financial		2,505,229

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Consumer, Cyclical - 14.0%
Installed Building Products, Inc.*	4,492	$237,851
Five Below, Inc.*	3,172	156,602
iRobot Corp.*	1,860	156,500
Ollie's Bargain Outlet Holdings, Inc.*	3,030	129,078
LGI Homes, Inc.*,1	2,970	119,335
Wingstop, Inc.[1]	3,817	117,945
Fox Factory Holding Corp.*	3,183	113,315
LCI Industries	1,104	113,050
Dorman Products, Inc.*	1,274	105,449
Marcus Corp.	3,449	104,160
Dave & Buster's Entertainment, Inc.*	1,473	97,969
Scientific Games Corp. — Class A*	3,291	85,895
Hawaiian Holdings, Inc.*	1,818	85,355
Winnebago Industries, Inc.	2,180	76,300
Children's Place, Inc.	662	67,589
Tile Shop Holdings, Inc.	3,152	65,089
Belmond Ltd. — Class A*	4,486	59,664
Universal Electronics, Inc.*	847	56,622
Zumiez, Inc.*	3,433	42,398
Francesca's Holdings Corp.*	2,339	25,589
Chuy's Holdings, Inc.*	1,054	24,664
Total Consumer, Cyclical		2,040,419
Technology - 10.5%
MKS Instruments, Inc.	2,747	184,874
Mercury Systems, Inc.*	3,912	164,656
Nanometrics, Inc.*	5,932	150,021
MaxLinear, Inc. — Class A*	4,642	129,465
CEVA, Inc.*	2,641	120,033
Qualys, Inc.*	2,801	114,281
Ebix, Inc.	2,055	110,764
Omnicell, Inc.*	2,452	105,681
Lumentum Holdings, Inc.*	1,795	102,405
Xperi Corp.	2,823	84,125
Rudolph Technologies, Inc.*	3,339	76,296
SPS Commerce, Inc.*	858	54,706
Rambus, Inc.*	4,262	48,715
Progress Software Corp.	1,508	46,582
Synchronoss Technologies, Inc.*	2,175	35,779
Total Technology		1,528,383
Communications - 6.0%
TiVo Corp.	9,151	170,665
Gigamon, Inc.*	3,850	151,498
Stamps.com, Inc.*	637	98,654
Shutterstock, Inc.*	2,196	96,800
Shutterfly, Inc.*	1,965	93,338
Oclaro, Inc.*,1	9,318	87,030
World Wrestling Entertainment, Inc. — Class A	2,696	54,918
Cogent Communications Holdings, Inc.	1,307	52,411
8x8, Inc.*	2,924	42,544
NIC, Inc.	1,710	32,405
Total Communications		880,263
Basic Materials - 1.6%
Kraton Corp.*	3,612	124,397
Balchem Corp.	713	55,407
Quaker Chemical Corp.	378	54,897
Total Basic Materials		234,701
Utilities - 0.8%
South Jersey Industries, Inc.	1,996	68,203
California Water Service Group	1,275	46,920
Total Utilities		115,123
Total Common Stocks
(Cost $11,503,146)		14,398,251

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$57,960	57,960
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	53,138	53,138
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	41,140	41,140
Total Repurchase Agreements
(Cost $152,238)		152,238

	Shares
SECURITIES LENDING COLLATERAL†,3 - 6.7%
First American Government Obligations Fund — Class Z, 0.84%[4]	977,272	977,272
Total Securities Lending Collateral
(Cost $977,272)		977,272
Total Investments - 106.3%
(Cost $12,632,656)		$15,527,761
Other Assets & Liabilities, net - (6.3)%		(921,673)
Total Net Assets - 100.0%		$14,606,088

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$14,398,251	$—	$—	$14,398,251
Repurchase Agreements	—	152,238	—	152,238
Securities Lending Collateral	977,272	—	—	977,272
Total Assets	$15,375,523	$152,238	$—	$15,527,761

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 100.0%
Consumer, Cyclical - 31.7%
M/I Homes, Inc.*	4,932	$140,808
RH*,1	1,863	120,201
MDC Holdings, Inc.	3,390	119,768
Meritage Homes Corp.*	2,800	118,160
Wabash National Corp.	5,150	113,197
Barnes & Noble Education, Inc.*	10,608	112,763
ScanSource, Inc.*	2,713	109,334
Abercrombie & Fitch Co. — Class A	7,665	95,352
Sonic Automotive, Inc. — Class A	4,336	84,335
Veritiv Corp.*,1	1,845	83,025
Essendant, Inc.	5,350	79,341
SkyWest, Inc.	2,172	76,237
MarineMax, Inc.*	3,597	70,321
Fred's, Inc. — Class A1	7,479	69,031
Haverty Furniture Companies, Inc.	2,745	68,900
Red Robin Gourmet Burgers, Inc.*	1,049	68,448
Anixter International, Inc.*	852	66,626
Regis Corp.*	6,474	66,488
Guess?, Inc.	5,201	66,468
Group 1 Automotive, Inc.	1,037	65,663
American Axle & Manufacturing Holdings, Inc.*	4,200	65,520
Lithia Motors, Inc. — Class A	688	64,830
G-III Apparel Group Ltd.*	2,588	64,571
Cooper-Standard Holdings, Inc.*	583	58,807
Perry Ellis International, Inc.*	2,931	57,037
Shoe Carnival, Inc.	2,708	56,543
Penn National Gaming, Inc.*	2,570	54,998
Kirkland's, Inc.*	4,805	49,395
Big 5 Sporting Goods Corp.	3,680	48,024
Asbury Automotive Group, Inc.*	820	46,371
Core-Mark Holding Company, Inc.	1,354	44,763
Fossil Group, Inc.*	4,320	44,712
Barnes & Noble, Inc.	5,778	43,913
Express, Inc.*	6,470	43,673
Genesco, Inc.*	1,268	42,985
Vitamin Shoppe, Inc.*	3,526	41,078
Caleres, Inc.	1,374	38,170
J.C. Penney Company, Inc.*,1	7,850	36,503
EZCORP, Inc. — Class A*	4,587	35,320
Ascena Retail Group, Inc.*,1	15,771	33,908
Finish Line, Inc. — Class A	2,360	33,441
Unifi, Inc.*	1,069	32,925
Superior Industries International, Inc.	1,443	29,654
Movado Group, Inc.[1]	1,153	29,113
Crocs, Inc.*	3,460	26,677
Ruby Tuesday, Inc.*	10,827	21,762
Cato Corp. — Class A	1,130	19,877
Stein Mart, Inc.	11,399	19,264
Total Consumer, Cyclical		2,978,300
Consumer, Non-cyclical - 20.1%
Kelly Services, Inc. — Class A	6,269	140,738
Select Medical Holdings Corp.*	7,273	111,640
Invacare Corp.	8,347	110,180
Seneca Foods Corp. — Class A*	3,435	106,657
Universal Corp.	1,568	101,450
PharMerica Corp.*	3,815	100,144
Diplomat Pharmacy, Inc.*	6,360	94,128
Almost Family, Inc.*	1,455	89,701
Darling Ingredients, Inc.*	5,451	85,799
TrueBlue, Inc.*	3,170	84,005
LSC Communications, Inc.	3,861	82,625
Integer Holdings Corp.*	1,890	81,743
Sanderson Farms, Inc.	640	74,016
Community Health Systems, Inc.*	6,607	65,805
Providence Service Corp.*	1,300	65,793
Kindred Healthcare, Inc.	5,287	61,594
Andersons, Inc.	1,768	60,377
RR Donnelley & Sons Co.	4,366	54,750
Heidrick & Struggles International, Inc.	2,189	47,611
Myriad Genetics, Inc.*	1,830	47,287
LHC Group, Inc.*	620	42,092
Korn/Ferry International	1,160	40,055
CDI Corp.*	5,891	34,462
American Public Education, Inc.*	1,342	31,738
SUPERVALU, Inc.*	8,140	26,781
Quorum Health Corp.*	6,091	25,278
Resources Connection, Inc.	1,448	19,838
Total Consumer, Non-cyclical		1,886,287
Financial - 14.1%
Encore Capital Group, Inc.*,1	2,618	105,113
United Insurance Holdings Corp.	5,937	93,388
American Equity Investment Life Holding Co.	3,331	87,539
Maiden Holdings Ltd.	7,095	78,755
INTL FCStone, Inc.*	2,003	75,633
Banc of California, Inc.[1]	3,425	73,637
Enova International, Inc.*	4,709	69,928
World Acceptance Corp.*	915	68,543
Infinity Property & Casualty Corp.	666	62,603
HCI Group, Inc.[1]	1,240	58,255
Stewart Information Services Corp.	1,191	54,048
United Fire Group, Inc.	1,028	45,294
Capstead Mortgage Corp.	3,986	41,574
Selective Insurance Group, Inc.	830	41,542
Investment Technology Group, Inc.	1,790	38,020
Opus Bank	1,567	37,921
Employers Holdings, Inc.	890	37,647
HomeStreet, Inc.*	1,360	37,638
Horace Mann Educators Corp.	995	37,611
OFG Bancorp[1]	3,524	35,240
Navigators Group, Inc.	610	33,489
Astoria Financial Corp.	1,550	31,233
Chesapeake Lodging Trust	1,140	27,896
Waddell & Reed Financial, Inc. — Class A	1,460	27,565

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Financial - 14.1% (continued)
Safety Insurance Group, Inc.	336	$22,949
Total Financial		1,323,061
Industrial - 14.1%
Greenbrier Companies, Inc.[1]	2,508	115,995
Boise Cascade Co.*	3,578	108,771
Sanmina Corp.*	2,686	102,336
Benchmark Electronics, Inc.*	3,046	98,386
Roadrunner Transportation Systems, Inc.*	11,839	86,070
Atlas Air Worldwide Holdings, Inc.*	1,479	77,130
Olympic Steel, Inc.	3,743	72,913
Briggs & Stratton Corp.	2,656	64,010
ArcBest Corp.	2,854	58,792
Hub Group, Inc. — Class A*	1,455	55,799
Electro Scientific Industries, Inc.*	6,673	54,986
Echo Global Logistics, Inc.*	2,326	46,287
LSB Industries, Inc.*	4,463	46,103
AAR Corp.	1,175	40,843
Plexus Corp.*	759	39,901
DXP Enterprises, Inc.*	1,118	38,571
Aegion Corp. — Class A*	1,552	33,958
TimkenSteel Corp.*	2,115	32,508
General Cable Corp.	1,929	31,539
KapStone Paper and Packaging Corp.	1,500	30,945
Encore Wire Corp.	700	29,890
Powell Industries, Inc.	924	29,559
Kaman Corp.	504	25,134
Total Industrial		1,320,426
Communications - 7.1%
Comtech Telecommunications Corp.	7,769	147,378
Gannett Company, Inc.	11,553	100,743
Time, Inc.	6,066	87,047
New Media Investment Group, Inc.	5,860	78,993
QuinStreet, Inc.*	16,444	68,571
Iridium Communications, Inc.*	4,420	48,841
Scholastic Corp.	1,116	48,646
FTD Companies, Inc.*	1,840	36,800
Spok Holdings, Inc.	1,899	33,612
Black Box Corp.	1,989	17,006
Total Communications		667,637
Energy - 6.2%
Exterran Corp.*	5,006	133,660
Noble Corporation plc	23,390	84,672
Gulf Island Fabrication, Inc.	6,154	71,386
Atwood Oceanics, Inc.*	8,740	71,231
Green Plains, Inc.	3,277	67,342
Era Group, Inc.*	4,825	45,645
Matrix Service Co.*	3,759	35,147
Bristow Group, Inc.[1]	4,367	33,408
SunCoke Energy, Inc.*	2,300	25,070
Cloud Peak Energy, Inc.*	4,825	17,032
Total Energy		584,593
Basic Materials - 3.5%
AdvanSix, Inc.*	3,002	93,783
Century Aluminum Co.*	5,703	88,853
PH Glatfelter Co.	2,839	55,474
Materion Corp.	927	34,670
Rayonier Advanced Materials, Inc.[1]	1,970	30,968
Clearwater Paper Corp.*	579	27,068
Total Basic Materials		330,816
Technology - 3.2%
Insight Enterprises, Inc.*	2,296	91,817
Virtusa Corp.*	1,640	48,216
Sykes Enterprises, Inc.*	1,280	42,918
ManTech International Corp. — Class A	829	34,304
Cohu, Inc.	1,817	28,600
CACI International, Inc. — Class A*	225	28,136
Digi International, Inc.*	2,379	24,147
Total Technology		298,138
Total Common Stocks
(Cost $8,823,228)		9,389,258

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$16,471	16,471
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	15,101	15,101
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	11,691	11,691
Total Repurchase Agreements
(Cost $43,263)		43,263

	Shares
SECURITIES LENDING COLLATERAL†,3 – 4.9%
First American Government Obligations Fund — Class Z, 0.84%[4]	465,008	465,008
Total Securities Lending Collateral
(Cost $465,008)		465,008
Total Investments - 105.4%
(Cost $9,331,499)		$9,897,529
Other Assets & Liabilities, net - (5.4)%		(508,617)
Total Net Assets - 100.0%		$9,388,912

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$9,389,258	$—	$—	$9,389,258
Repurchase Agreements	—	43,263	—	43,263
Securities Lending Collateral	465,008	—	—	465,008
Total Assets	$9,854,266	$43,263	$—	$9,897,529

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
MUTUAL FUNDS† - 23.3%
Guggenheim Strategy Fund II1	70,094	$1,753,056
Guggenheim Strategy Fund I1	23,971	600,947
Total Mutual Funds
(Cost $2,335,171)		2,354,003

	Face Amount
U.S. TREASURY BILLS†† - 1.5%
U.S. Treasury Bill
0.91% due 08/03/17[2,3,4]	$150,000	149,890
Total U.S. Treasury Bills
(Cost $149,873)		149,890

REPURCHASE AGREEMENTS††,5 - 82.3%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	3,038,160	3,038,160
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17[6]	3,033,239	3,033,239
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[6]	2,248,280	2,248,280
Total Repurchase Agreements
(Cost $8,319,679)		8,319,679
Total Investments - 107.1%
(Cost $10,804,723)		$10,823,572
Other Assets & Liabilities, net - (7.1)%		(712,514)
Total Net Assets - 100.0%		$10,111,058

	Contracts	Unrealized Loss
CURRENCY FUTURES CONTRACTS PURCHASED†
September 2017 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $15,457,230)	162	$(256,477)

Units
OTC CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International September 2017 U.S. Dollar Index Swap 1.30%[7], Terminating 09/15/17 (Notional Value $4,686,293)	49,110	$(60,367)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2017.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[7]	Total Return based on U.S. Dollar Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Mutual Funds	$2,354,003	$—	$—	$—	$—	$2,354,003
Repurchase Agreements	—	—	8,319,679	—	—	8,319,679
U.S. Treasury Bills	—	—	149,890	—	—	149,890
Total Assets	$2,354,003	$—	$8,469,569	$—	$—	$10,823,572

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$256,477	$—	$—	$—	$256,477
Currency Index Swap Agreements	—	—	—	60,367	—	60,367
Total Liabilities	$—	$256,477	$—	$60,367	$—	$316,844

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 98.6%
Software - 23.2%
Microsoft Corp.	36,395	$2,508,706
Oracle Corp.	33,348	1,672,068
Adobe Systems, Inc.*	6,638	938,879
salesforce.com, Inc.*	10,198	883,147
Activision Blizzard, Inc.	12,302	708,226
VMware, Inc. — Class A*,1	7,868	687,899
NetEase, Inc. ADR	2,270	682,430
Electronic Arts, Inc.*	5,861	619,625
Intuit, Inc.	4,611	612,387
Fidelity National Information Services, Inc.	6,783	579,268
Fiserv, Inc.*	4,456	545,147
Autodesk, Inc.*	5,167	520,937
Workday, Inc. — Class A*	4,990	484,030
ServiceNow, Inc.*	4,550	482,300
Red Hat, Inc.*	4,949	473,867
Paychex, Inc.	8,284	471,691
CA, Inc.	12,533	432,013
First Data Corp. — Class A*	23,325	424,515
Citrix Systems, Inc.*	4,798	381,825
ANSYS, Inc.*	3,010	366,257
Synopsys, Inc.*	4,900	357,357
Cadence Design Systems, Inc.*	9,995	334,733
Broadridge Financial Solutions, Inc.	4,395	332,086
Jack Henry & Associates, Inc.	3,072	319,089
Akamai Technologies, Inc.*	6,332	315,397
Splunk, Inc.*	5,470	311,188
Take-Two Interactive Software, Inc.*	4,114	301,885
SS&C Technologies Holdings, Inc.	7,800	299,598
Ultimate Software Group, Inc.*	1,424	299,125
Tyler Technologies, Inc.*	1,693	297,409
PTC, Inc.*	4,953	273,009
Momo, Inc. ADR*	7,100	262,416
Nuance Communications, Inc.*	13,970	243,218
Tableau Software, Inc. — Class A*	3,850	235,890
Aspen Technology, Inc.*	4,200	232,092
Paycom Software, Inc.*	3,300	225,753
Blackbaud, Inc.	2,600	222,950
j2 Global, Inc.[1]	2,553	217,235
Manhattan Associates, Inc.*	4,165	200,170
Twilio, Inc. — Class A*,1	6,250	181,938
Verint Systems, Inc.*	4,200	170,940
CommVault Systems, Inc.*	3,020	170,479
Cornerstone OnDemand, Inc.*	4,230	151,223
Synchronoss Technologies, Inc.*	7,800	128,310
Total Software		20,558,707
Semiconductors - 18.1%
Intel Corp.	40,317	1,360,295
Broadcom Ltd.	4,636	1,080,419
QUALCOMM, Inc.	17,666	975,516
NVIDIA Corp.	6,676	965,083
Texas Instruments, Inc.	12,317	947,547
Applied Materials, Inc.	17,740	732,839
Micron Technology, Inc.*	20,795	620,939
Analog Devices, Inc.	7,651	595,248
NXP Semiconductor N.V.*	5,417	592,891
Taiwan Semiconductor Manufacturing Company Ltd. ADR	15,631	546,460
Lam Research Corp.	3,646	515,654
Marvell Technology Group Ltd.	29,449	486,497
Skyworks Solutions, Inc.	4,847	465,070
Microchip Technology, Inc.	5,806	448,107
Xilinx, Inc.	6,823	438,855
KLA-Tencor Corp.	4,648	425,338
Advanced Micro Devices, Inc.*,1	30,797	384,347
Maxim Integrated Products, Inc.	8,553	384,030
IPG Photonics Corp.*	2,245	325,750
Qorvo, Inc.*	4,798	303,809
Teradyne, Inc.	9,178	275,615
ON Semiconductor Corp.*	18,171	255,121
Microsemi Corp.*	5,371	251,363
ASML Holding N.V. — Class G	1,900	247,589
Cypress Semiconductor Corp.	17,508	238,984
Cavium, Inc.*	3,610	224,289
Monolithic Power Systems, Inc.	2,300	221,720
Cirrus Logic, Inc.*	3,496	219,269
MKS Instruments, Inc.	3,225	217,043
Integrated Device Technology, Inc.*	8,288	213,748
MACOM Technology Solutions Holdings, Inc.*	3,800	211,926
Silicon Laboratories, Inc.*	2,800	191,380
Entegris, Inc.*	8,400	184,380
Ambarella, Inc.*,1	3,235	157,059
Synaptics, Inc.*	2,942	152,131
Inphi Corp.*	3,900	133,770
Total Semiconductors		15,990,081
Internet - 16.8%
Alphabet, Inc. — Class A*	2,901	2,697,001
Facebook, Inc. — Class A*	15,281	2,307,125
Alibaba Group Holding Ltd. ADR*	6,913	974,042
Baidu, Inc. ADR*	4,847	866,934
eBay, Inc.*	19,676	687,086
Weibo Corp. ADR*,1	9,725	646,401
Symantec Corp.	19,851	560,791
MercadoLibre, Inc.	1,983	497,495
SINA Corp.*	5,547	471,329
Twitter, Inc.*	23,813	425,538
Palo Alto Networks, Inc.*	2,829	378,548
CDW Corp.	5,388	336,912
IAC/InterActiveCorp*	3,240	334,498
Zillow Group, Inc. — Class C*	6,758	331,210
VeriSign, Inc.*	3,544	329,450
F5 Networks, Inc.*	2,538	322,478
GoDaddy, Inc. — Class A*	6,900	292,698
Snap, Inc. — Class A*,1	16,200	287,874
Shopify, Inc. — Class A*	2,900	252,010
Wix.com Ltd.*	3,400	236,640
Proofpoint, Inc.*	2,520	218,812
GrubHub, Inc.*	4,970	216,692
Pandora Media, Inc.*,1	21,934	195,651
Stamps.com, Inc.*,1	1,248	193,284

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Internet - 16.8% (continued)
FireEye, Inc.*,1	11,880	$180,695
WebMD Health Corp. — Class A*	2,824	165,628
Yelp, Inc. — Class A*	5,322	159,766
TrueCar, Inc.*	7,300	145,489
Imperva, Inc.*	3,000	143,550
Total Internet		14,855,627
Computers - 14.9%
Apple, Inc.	21,462	3,090,958
International Business Machines Corp.	8,508	1,308,785
Cognizant Technology Solutions Corp. — Class A	10,386	689,630
HP, Inc.	35,755	624,997
Hewlett Packard Enterprise Co.	36,983	613,548
Western Digital Corp.	6,448	571,293
Accenture plc — Class A	4,487	554,952
DXC Technology Co.	6,956	533,664
Check Point Software Technologies Ltd.*	4,650	507,222
Infosys Ltd. ADR	32,040	481,241
NetApp, Inc.	9,551	382,518
Seagate Technology plc	9,493	367,854
Amdocs Ltd.	5,170	333,258
Leidos Holdings, Inc.	5,693	294,271
Fortinet, Inc.*	7,643	286,154
NCR Corp.*	6,101	249,165
Brocade Communications Systems, Inc.	19,592	247,055
CSRA, Inc.	7,530	239,078
MAXIMUS, Inc.	3,498	219,080
Teradata Corp.*	7,245	213,655
Conduent, Inc.*	12,876	205,243
Nutanix, Inc. — Class A*,1	10,100	203,515
NetScout Systems, Inc.*	5,589	192,262
Lumentum Holdings, Inc.*	3,305	188,550
Diebold Nixdorf, Inc.	5,800	162,400
VeriFone Systems, Inc.*	8,820	159,642
Electronics for Imaging, Inc.*	3,200	151,616
3D Systems Corp.*,1	7,994	149,488
Total Computers		13,221,094
Commercial Services - 6.6%
PayPal Holdings, Inc.*	16,287	874,124
Automatic Data Processing, Inc.	7,169	734,536
Global Payments, Inc.	4,631	418,272
FleetCor Technologies, Inc.*	2,850	410,999
Vantiv, Inc. — Class A*	6,020	381,307
Gartner, Inc.*	2,975	367,442
Total System Services, Inc.	6,093	354,917
CoStar Group, Inc.*	1,300	342,680
CDK Global, Inc.	5,339	331,338
Western Union Co.	17,324	330,022
Square, Inc. — Class A*	13,330	312,722
Sabre Corp.	12,280	267,336
Euronet Worldwide, Inc.*	2,660	232,404
WEX, Inc.*	2,190	228,351
Booz Allen Hamilton Holding Corp.	6,662	216,781
Total Commercial Services		5,803,231
Electronics - 5.9%
Corning, Inc.	19,286	579,544
Amphenol Corp. — Class A	6,841	505,003
TE Connectivity Ltd.	6,261	492,616
Trimble, Inc.*	9,104	324,740
Flex Ltd.*	19,797	322,889
Keysight Technologies, Inc.*	8,100	315,333
Arrow Electronics, Inc.*	3,791	297,290
Coherent, Inc.*,1	1,200	269,988
National Instruments Corp.	6,300	253,386
Jabil, Inc.	8,680	253,369
FLIR Systems, Inc.	6,990	242,273
Avnet, Inc.	6,059	235,574
Tech Data Corp.*	2,153	217,453
Sanmina Corp.*	4,740	180,594
Itron, Inc.*	2,600	176,150
II-VI, Inc.*	4,700	161,210
TTM Technologies, Inc.*	7,750	134,540
Applied Optoelectronics, Inc.*,1	2,100	129,759
Fitbit, Inc. — Class A*,1	23,560	125,104
Total Electronics		5,216,815
Telecommunications - 5.6%
Cisco Systems, Inc.	43,509	1,361,832
Motorola Solutions, Inc.	4,888	423,986
Arista Networks, Inc.*	2,380	356,500
Juniper Networks, Inc.	12,711	354,383
CommScope Holding Company, Inc.*	7,800	296,634
LogMeIn, Inc.	2,518	263,131
ARRIS International plc*	8,594	240,804
Ubiquiti Networks, Inc.*,1	4,382	227,733
ViaSat, Inc.*,1	3,231	213,892
Ciena Corp.*	7,826	195,807
InterDigital, Inc.	2,358	182,273
Finisar Corp.*	6,999	181,834
Viavi Solutions, Inc.*	15,814	166,521
Acacia Communications, Inc.*,1	3,235	134,155
NETGEAR, Inc.*	3,023	130,291
Gigamon, Inc.*	3,300	129,855
Oclaro, Inc.*,1	13,886	129,695
Total Telecommunications		4,989,326
Diversified Financial Services - 4.1%
Visa, Inc. — Class A	17,091	1,602,794
Mastercard, Inc. — Class A	10,332	1,254,821
Alliance Data Systems Corp.	1,539	395,046
Ellie Mae, Inc.*	1,980	217,622
Blackhawk Network Holdings, Inc.*	4,100	178,760
Total Diversified Financial Services		3,649,043
Electrical Components & Equipment - 0.7%
Universal Display Corp.	2,250	245,812
Littelfuse, Inc.	1,387	228,855
Advanced Energy Industries, Inc.*	2,768	179,062
Total Electrical Components & Equipment		653,729
Machinery-Diversified - 0.6%
Cognex Corp.	3,550	301,395

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Machinery-Diversified - 0.6% (continued)
Zebra Technologies Corp. — Class A*	2,524	$253,712
Total Machinery-Diversified		555,107
Auto Parts & Equipment - 0.6%
Mobileye N.V.*	7,980	501,144
Aerospace & Defense - 0.5%
Harris Corp.	3,750	409,050
Office & Business Equipment - 0.3%
Xerox Corp.	10,551	303,130
Energy-Alternate Sources - 0.3%
First Solar, Inc.*	6,178	246,379
Building Materials - 0.2%
Cree, Inc.*	6,926	170,726–
Media - 0.2%
TiVo Corp.	8,756	163,299
Total Common Stocks
(Cost $74,606,000)		87,286,488

CLOSED-END FUNDS† - 0.9%
Altaba, Inc.*	14,404	784,730
Total Closed-End Funds
(Cost $603,038)		784,730

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	$375,158	375,158
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	138,924	138,924
Total Repurchase Agreements
(Cost $514,082)		514,082

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.6%
First American Government Obligations Fund — Class Z, 0.84%[4]	3,200,130	3,200,130
Total Securities Lending Collateral
(Cost $3,200,130)		3,200,130
Total Investments - 103.7%
(Cost $78,923,250)		$91,785,430
Other Assets & Liabilities, net - (3.7)%		(3,324,471)
Total Net Assets - 100.0%		$88,460,959

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at June 30, 2017 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$87,286,488	$—	$—	$87,286,488
Closed-End Funds	784,730	—	—	784,730
Repurchase Agreements	—	514,082	—	514,082
Securities Lending Collateral	3,200,130	—	—	3,200,130
Total Assets	$91,271,348	$514,082	$—	$91,785,430

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 99.5%
Telecommunications - 74.7%
AT&T, Inc.	12,814	$483,471
Verizon Communications, Inc.	9,515	424,939
Cisco Systems, Inc.	12,883	403,238
T-Mobile US, Inc.*	3,795	230,053
Sprint Corp.*	23,277	191,104
Level 3 Communications, Inc.*	2,353	139,533
Motorola Solutions, Inc.	1,409	122,217
CenturyLink, Inc.[1]	4,441	106,051
Juniper Networks, Inc.	3,748	104,494
Arista Networks, Inc.*	696	104,254
Vodafone Group plc ADR	3,512	100,900
CommScope Holding Company, Inc.*	2,297	87,355
Zayo Group Holdings, Inc.*	2,822	87,200
EchoStar Corp. — Class A*	1,244	75,511
ARRIS International plc*	2,541	71,199
Ubiquiti Networks, Inc.*,1	1,307	67,925
America Movil SAB de CV — Class L ADR	4,168	66,355
ViaSat, Inc.*	927	61,367
China Mobile Ltd. ADR	1,113	59,089
Ciena Corp.*	2,306	57,696
Telephone & Data Systems, Inc.	2,032	56,388
Finisar Corp.*	2,104	54,662
InterDigital, Inc.	683	52,796
Viavi Solutions, Inc.*	4,687	49,354
Acacia Communications, Inc.*,1	974	40,392
Shenandoah Telecommunications Co.	1,262	38,743
Oclaro, Inc.*,1	4,130	38,574
Vonage Holdings Corp.*	5,736	37,513
NETGEAR, Inc.*	865	37,282
Infinera Corp.*	3,420	36,491
Consolidated Communications Holdings, Inc.	1,541	33,085
ADTRAN, Inc.	1,558	32,173
BCE, Inc.	694	31,258
Iridium Communications, Inc.*	2,822	31,183
Windstream Holdings, Inc.	6,554	25,430
Straight Path Communications, Inc. — Class B*	135	24,253
Extreme Networks, Inc.*	1,714	15,803
Total Telecommunications		3,679,331
REITs - 6.7%
Crown Castle International Corp.	1,964	196,754
SBA Communications Corp.	1,000	134,900
Total REITs		331,654
Semiconductors - 5.9%
QUALCOMM, Inc.	5,226	288,580
Internet - 5.6%
Palo Alto Networks, Inc.*	804	107,583
F5 Networks, Inc.*	719	91,356
Cogent Communications Holdings, Inc.	1,070	42,907
8x8, Inc.*	2,438	35,473
Total Internet		277,319
Computers - 3.8%
Brocade Communications Systems, Inc.	5,808	73,238
NetScout Systems, Inc.*	1,664	57,242
Lumentum Holdings, Inc.*	993	56,651
Total Computers		187,131
Aerospace & Defense - 2.4%
Harris Corp.	1,084	118,243
Electronics - 0.4%
Applied Optoelectronics, Inc.*,1	301	18,599
Total Common Stocks
(Cost $4,330,357)		4,900,857

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	$12,491	12,491
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	4,626	4,626
Total Repurchase Agreements
(Cost $17,117)		17,117

	Shares
SECURITIES LENDING COLLATERAL†,3 - 5.1%
First American Government Obligations Fund — Class Z, 0.84%[4]	249,576	249,576
Total Securities Lending Collateral
(Cost $249,576)		249,576
Total Investments - 104.9%
(Cost $4,597,050)		$5,167,550
Other Assets & Liabilities, net - (4.9)%		(240,888)
Total Net Assets - 100.0%		$4,926,662

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$4,900,857	$—	$—	$4,900,857
Repurchase Agreements	—	17,117	—	17,117
Securities Lending Collateral	249,576	—	—	249,576
Total Assets	$5,150,433	$17,117	$—	$5,167,550

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

lis
	Shares	Value
COMMON STOCKS† - 99.4%
Transportation - 41.5%
United Parcel Service, Inc. — Class B	12,568	$1,389,894
Union Pacific Corp.	12,309	1,340,572
FedEx Corp.	4,926	1,070,568
CSX Corp.	19,103	1,042,260
Norfolk Southern Corp.	7,296	887,923
Kansas City Southern	4,513	472,285
J.B. Hunt Transport Services, Inc.	4,899	447,671
Canadian Pacific Railway Ltd.	2,737	440,137
Expeditors International of Washington, Inc.	7,774	439,076
CH Robinson Worldwide, Inc.	6,386	438,590
Canadian National Railway Co.	4,930	399,577
Old Dominion Freight Line, Inc.	4,148	395,056
XPO Logistics, Inc.*	5,722	369,813
ZTO Express Cayman, Inc. ADR*,1	23,190	323,732
Genesee & Wyoming, Inc. — Class A*	4,371	298,933
Ryder System, Inc.	3,998	287,776
Kirby Corp.*	4,220	282,107
Swift Transportation Co. — Class A*,1	10,062	266,643
Landstar System, Inc.	3,066	262,450
Knight Transportation, Inc.	6,629	245,604
Werner Enterprises, Inc.	6,857	201,253
Heartland Express, Inc.	8,812	183,466
Forward Air Corp.	3,377	179,927
Hub Group, Inc. — Class A*	4,414	169,277
Saia, Inc.*	3,090	158,517
Atlas Air Worldwide Holdings, Inc.*	3,033	158,171
Schneider National, Inc. — Class B	6,350	142,050
ArcBest Corp.	4,900	100,940
YRC Worldwide, Inc.*	7,760	86,291
Total Transportation		12,480,559
Airlines - 18.8%
Delta Air Lines, Inc.	16,780	901,757
Southwest Airlines Co.	14,363	892,517
American Airlines Group, Inc.	14,250	717,060
United Continental Holdings, Inc.*	9,292	699,223
Alaska Air Group, Inc.	5,307	476,356
JetBlue Airways Corp.*	17,127	391,009
Copa Holdings S.A. — Class A	2,990	349,830
Ryanair Holdings plc ADR*	3,046	327,780
Spirit Airlines, Inc.*	5,234	270,336
Hawaiian Holdings, Inc.*	4,975	233,576
Allegiant Travel Co. — Class A	1,513	205,163
SkyWest, Inc.	5,200	182,520
Total Airlines		5,647,127
Auto Parts & Equipment - 15.4%
Delphi Automotive plc	5,359	469,717
Lear Corp.	3,178	451,530
BorgWarner, Inc.	9,940	421,058
Goodyear Tire & Rubber Co.	11,816	413,087
Magna International, Inc.	8,160	378,053
Adient plc	5,533	361,748
Autoliv, Inc.[1]	3,235	355,203
Visteon Corp.*	2,691	274,643
Tenneco, Inc.	4,368	252,601
Dana, Inc.	11,262	251,480
Dorman Products, Inc.*	3,031	250,876
Cooper Tire & Rubber Co.	5,525	199,453
Cooper-Standard Holdings, Inc.*	1,875	189,131
American Axle & Manufacturing Holdings, Inc.*	11,816	184,330
Gentherm, Inc.*	4,354	168,935
Total Auto Parts & Equipment		4,621,845
Auto Manufacturers - 14.7%
General Motors Co.	29,594	1,033,719
Tesla, Inc.*,1	2,851	1,030,950
Ford Motor Co.	85,071	951,944
Fiat Chrysler Automobiles N.V.*	34,942	371,433
Tata Motors Ltd. ADR	10,781	355,881
Ferrari N.V.	3,936	338,575
Toyota Motor Corp. ADR[1]	3,133	329,028
Total Auto Manufacturers		4,411,530
Commercial Services - 3.9%
AMERCO	1,100	402,666
Macquarie Infrastructure Corp.	4,712	369,421
Avis Budget Group, Inc.*	8,514	232,177
Hertz Global Holdings, Inc.*,1	13,388	153,962
Total Commercial Services		1,158,226
Leisure Time - 2.5%
Harley-Davidson, Inc.	7,989	431,566
LCI Industries	2,150	220,160
Fox Factory Holding Corp.*	2,460	87,576
Total Leisure Time		739,302
Home Builders - 1.5%
Thor Industries, Inc.	2,983	311,783
Winnebago Industries, Inc.	4,390	153,650
Total Home Builders		465,433
Electronics - 1.1%
Gentex Corp.	17,600	333,872
Total Common Stocks
(Cost $24,245,187)		29,857,894

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	$148,276	148,276
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	54,907	54,907
Total Repurchase Agreements
(Cost $203,183)		203,183

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 5.8%
First American Government Obligations Fund — Class Z, 0.84%[4]	1,730,024	$1,730,024
Total Securities Lending Collateral
(Cost $1,730,024)		1,730,024
Total Investments - 105.9%
(Cost $26,178,394)		$31,791,101
Other Assets & Liabilities, net - (5.9)%		(1,759,847)
Total Net Assets - 100.0%		$30,031,254

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$29,857,894	$—	$—	$29,857,894
Repurchase Agreements	—	203,183	—	203,183
Securities Lending Collateral	1,730,024	—	—	1,730,024
Total Assets	$31,587,918	$203,183	$—	$31,791,101

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 61.6%
Federal Home Loan Bank[1]
0.74% due 08/14/17[2]	$48,000,000	$47,982,111
1.06% due 12/18/17[2]	35,000,000	34,998,640
1.02% due 12/13/17[2]	30,000,000	30,000,000
1.03% due 09/26/17[2]	30,000,000	29,997,795
1.02% due 10/20/17[2]	15,000,000	14,999,845
1.15% due 12/05/17[2]	355,000	355,185
1.12% due 09/05/17[2]	100,000	100,009
Total Federal Home Loan Bank		158,433,585
Federal Farm Credit Bank[1]
1.34% due 08/21/17[2]	60,000,000	60,002,526
1.48% due 09/14/17[2]	30,000,000	30,014,243
1.31% due 12/20/17[2]	25,000,000	25,016,601
1.32% due 09/18/17[2]	10,650,000	10,650,923
1.25% due 07/03/17[2]	10,000,000	10,000,011
1.41% due 11/13/17[2]	9,000,000	9,001,851
1.29% due 05/11/18[2]	5,000,000	5,008,248
1.35% due 05/14/18[2]	3,000,000	3,006,572
1.16% due 09/12/17[2]	2,800,000	2,800,450
1.23% due 11/27/17[2]	145,000	145,036
Total Federal Farm Credit Bank		155,646,461
Freddie Mac[3]
0.80% due 08/25/17	2,400,000	2,400,071
0.88% due 03/07/18	985,000	982,540
Total Freddie Mac		3,382,611
Total Federal Agency Notes
(Cost $317,462,657)		317,462,657

FEDERAL AGENCY DISCOUNT NOTES†† - 20.9%
Fannie Mae[3]
0.71% due 07/03/17	80,000,000	79,995,777
Federal Farm Credit Bank[1]
0.61% due 07/03/17	15,000,000	14,999,492
Federal Home Loan Bank[1]
1.00% due 07/05/17	3,750,000	3,749,584
0.91% due 07/03/17	3,000,000	2,999,833
0.93% due 07/05/17	1,500,000	1,499,833
1.10% due 11/02/17	500,000	498,106
Total Federal Home Loan Bank		8,747,356
Farmer Mac[1]
0.86% due 10/03/17	4,000,000	3,991,018
Total Federal Agency Discount Notes
(Cost $107,733,643)		107,733,643

U.S. TREASURY BILLS†† - 15.9%
U.S. Treasury Bill
1.07% due 12/14/17[4,6]	50,000,000	49,744,890
1.10% due 12/14/17[4,6]	32,500,000	32,332,830
Total U.S. Treasury Bills
(Cost $82,077,720)		82,077,720

REPURCHASE AGREEMENTS††,5 - 3.7%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	7,314,931	7,314,931
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	6,706,340	6,706,340
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	5,192,173	5,192,173
Total Repurchase Agreements
(Cost $19,213,444)		19,213,444
Total Investments - 102.2%
(Cost $526,487,464)		$526,487,464
Other Assets & Liabilities, net - (2.2)%		(11,249,135)
Total Net Assets - 100.0%		$515,238,329

††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2017.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Zero coupon rate security.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Federal Agency Discount Notes	$—	$107,733,643	$—	$107,733,643
Federal Agency Notes	—	317,462,657	—	317,462,657
Repurchase Agreements	—	19,213,444	—	19,213,444
U.S. Treasury Bills	—	82,077,720	—	82,077,720
Total Assets	$—	$526,487,464	$—	$526,487,464

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 99.6%
Electric - 78.5%
NextEra Energy, Inc.	26,378	$3,696,350
Duke Energy Corp.	40,925	3,420,921
Dominion Energy, Inc.	41,004	3,142,137
Southern Co.	63,175	3,024,819
American Electric Power Company, Inc.	37,757	2,622,979
Exelon Corp.	72,204	2,604,398
PG&E Corp.	39,229	2,603,629
PPL Corp.	60,788	2,350,064
Edison International	28,832	2,254,374
Consolidated Edison, Inc.	27,385	2,213,256
Xcel Energy, Inc.	47,534	2,180,860
Public Service Enterprise Group, Inc.	49,326	2,121,511
Eversource Energy	33,788	2,051,269
WEC Energy Group, Inc.	32,034	1,966,247
DTE Energy Co.	18,394	1,945,901
Avangrid, Inc.	37,885	1,672,623
Entergy Corp.	21,580	1,656,697
Ameren Corp.	30,186	1,650,269
FirstEnergy Corp.	55,653	1,622,841
CMS Energy Corp.	34,914	1,614,773
CenterPoint Energy, Inc.	56,306	1,541,658
Pinnacle West Capital Corp.	16,270	1,385,553
SCANA Corp.	20,443	1,369,885
Alliant Energy Corp.	33,920	1,362,566
Westar Energy, Inc.	23,534	1,247,773
AES Corp.	107,364	1,192,814
OGE Energy Corp.	33,937	1,180,668
Great Plains Energy, Inc.	38,464	1,126,226
NRG Energy, Inc.	62,774	1,080,968
MDU Resources Group, Inc.	39,342	1,030,760
Calpine Corp.*	74,138	1,003,087
IDACORP, Inc.	10,720	914,952
Portland General Electric Co.	19,767	903,154
ALLETE, Inc.	12,024	861,880
Hawaiian Electric Industries, Inc.	26,024	842,657
Black Hills Corp.	12,451	840,069
PNM Resources, Inc.	20,349	778,349
NorthWestern Corp.	12,641	771,354
Avista Corp.	17,360	737,106
El Paso Electric Co.	12,727	657,986
MGE Energy, Inc.	10,088	649,163
Dynegy, Inc.*	60,067	496,754
Total Electric		68,391,300
Gas - 15.8%
Sempra Energy	21,536	2,428,184
Atmos Energy Corp.	15,977	1,325,292
UGI Corp.	26,931	1,303,730
NiSource, Inc.	51,164	1,297,519
Vectren Corp.	16,841	984,188
National Fuel Gas Co.	17,439	973,794
WGL Holdings, Inc.	11,293	942,175
ONE Gas, Inc.	12,307	859,152
Southwest Gas Holdings, Inc.	11,606	847,934
Spire, Inc.	11,732	818,307
New Jersey Resources Corp.	20,559	816,192
South Jersey Industries, Inc.	21,167	723,276
National Grid plc ADR	6,900	433,458
Total Gas		13,753,201
Water - 3.8%
American Water Works Co., Inc.	20,885	1,627,986
Aqua America, Inc.	32,321	1,076,289
California Water Service Group	15,839	582,875
Total Water		3,287,150
Energy-Alternate Sources - 1.5%
Pattern Energy Group, Inc.	27,940	666,090
TerraForm Power, Inc. — Class A*	50,363	604,356
Total Energy-Alternate Sources		1,270,446
Pipelines - 0.0%
Kinder Morgan, Inc.	1	19
Total Common Stocks
(Cost $83,528,937)		86,702,116

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%

RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	$302,510	302,510
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	112,022	112,022
Total Repurchase Agreements
(Cost $414,532)		414,532
Total Investments - 100.1%
(Cost $83,943,469)		$87,116,648
Other Assets & Liabilities, net - (0.1)%		(60,242)
Total Net Assets - 100.0%		$87,056,406

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$86,702,116	$—	$—	$86,702,116
Repurchase Agreement	—	414,532	—	414,532
Total Assets	$86,702,116	$414,532	$—	$87,116,648

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
MUTUAL FUNDS† - 11.9%
Guggenheim Strategy Fund I1	15,004	$376,151
Guggenheim Strategy Fund II1	15,033	375,981
Total Mutual Funds
(Cost $747,983)		752,132

	Face Amount
FEDERAL AGENCY NOTES†† - 15.8%
Federal Farm Credit Bank[2]
1.42% due 09/12/18[3]	$500,000	501,564
1.17% due 03/12/19[3]	500,000	500,001
Total Federal Farm Credit Bank		1,001,565
Total Federal Agency Notes
(Cost $999,896)		1,001,565

REPURCHASE AGREEMENTS††,4 - 72.1%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17[5]	1,686,522	1,686,522
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	1,652,102	1,652,102
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[5]	1,236,316	1,236,316
Total Repurchase Agreements
(Cost $4,574,940)		4,574,940
Total Investments - 99.8%
(Cost $6,322,819)		$6,328,637
Other Assets & Liabilities, net - 0.2%		15,793
Total Net Assets - 100.0%		$6,344,430

	Contracts	Unrealized Gain
CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2017 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $9,732,330)	102	$155,571

Units
OTC CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International September 2017 U.S. Dollar Index Swap 1.30%[6], Terminating 09/15/17 (Notional Value $2,872,904)	30,107	$41,034

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at June 30, 2017.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[6]	Total Return based on U.S. Dollar Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$155,571	$—	$—	$—	$155,571
Currency Index Swap Agreements	—	—	—	41,034	—	41,034
Federal Agency Notes	—	—	1,001,565	—	—	1,001,565
Mutual Funds	752,132	—	—	—	—	752,132
Repurchase Agreements	—	—	4,574,940	—	—	4,574,940
Total Assets	$752,132	$155,571	$5,576,505	$41,034	$—	$6,525,242

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

This report covers the Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Dow Jones Industrial Average® Fund, Electronics Fund, Emerging Markets 2x Strategy Fund, Emerging Markets Bond Strategy Fund, Energy Fund, Energy Services Fund,  Europe 1.25x Strategy Fund, Event Driven and Distressed Strategies Fund, Financial Services Fund, Government Long Bond 1.2x Strategy Fund, Health Care Fund, High Yield Strategy Fund, Internet Fund, Inverse Emerging Markets 2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Inverse High Yield Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500® Strategy Fund, Japan 2x Strategy Fund, Leisure Fund, Long Short Equity Fund, Mid-Cap 1.5x Strategy Fund, Monthly Rebalance NASDAQ-100® 2x Strategy Fund, NASDAQ-100® Fund, Nova Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® Fund, S&P 500® Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, S&P SmallCap 600® Pure Value Fund, Strengthening Dollar 2x Strategy Fund, Technology Fund, Telecommunications Fund, Transportation Fund, U.S. Government Money Market Fund, Utilities Fund and Weakening Dollar 2x Strategy Fund (the "Funds"), each a non-diversified investment company, with the exception of the U.S. Government Money Market Fund, which is a diversified investment company.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Trust calculates a net asset value per share (“NAV”) twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. for the Emerging Markets 2x Strategy Fund, Emerging Markets Bond Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Russell 2000® Fund and the S&P 500® Fund. All other Funds in this report will price at the afternoon NAV. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the June 30, 2017, afternoon NAV.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange NYSE or American Stock Exchange are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Open-end investment companies ("mutual funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter ("OTC") swap agreements and credit default swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps' values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments ("GI") under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with its principal investment strategy, the Funds enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The table included in the High Yield Strategy Fund Schedule of Investments summarizes the information with regard to sold protection on credit default swap contracts as of June 30, 2017.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2017, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
RBC Capital Market LLC			U.S. TIP Notes
1.01%			0.13%
Due 07/03/17	$113,720,861	$113,730,432	04/15/19 - 04/15/20	$110,744,000	$115,995,400

HSBC Securities, Inc.			U.S. Treasury Strips
0.99%			0.00%
Due 07/03/17	66,081,561	66,087,012	11/15/42	140,899,200	67,403,238

Bank of America Merrill Lynch			U.S. Treasury Bond
1.08%			3.00%
Due 07/03/17	62,508,996	62,514,622	05/15/47	61,256,300	63,759,232

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

5. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund - Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At June 30, 2017, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Banking Fund	$141,504	$144,195
Basic Materials Fund	2,086,485	2,151,827
Biotechnology Fund	24,333,271	25,210,936
Consumer Products Fund	12,162,779	12,452,081
Electronics Fund	2,347,763	2,450,759
Emerging Markets 2x Strategy Fund	177,856	180,567
Energy Fund	1,393,957	1,445,107
Energy Services Fund	1,179,840	1,222,787
Europe 1.25x Strategy Fund	612,038	631,348
Event Driven and Distressed Strategies Fund	62,226	63,512
Financial Services Fund	830,404	853,157
Health Care Fund	2,237,532	2,305,857
Internet Fund	1,482,924	1,518,278
Leisure Fund	1,883,621	1,931,921
Long Short Equity Fund	126,054	128,716
Mid-Cap 1.5x Strategy Fund	47,436	48,601
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	319,284	323,732
NASDAQ-100® Fund	13,704,839	13,908,975
Nova Fund	949,545	972,429
Precious Metals Fund	3,541,716	3,702,913
Real Estate Fund	1,389,069	1,428,098
Retailing Fund	583,279	594,086
Russell 2000® 1.5x Strategy Fund	69,368	71,960
Russell 2000® Fund	1,378,058	1,429,508
S&P 500® Fund	2,845,173	2,900,249
S&P 500® Pure Growth Fund	1,567,822	1,611,001
S&P 500® Pure Value Fund	1,322,992	1,367,844
S&P MidCap 400® Pure Growth Fund	2,747,451	2,784,007
S&P MidCap 400® Pure Value Fund	308,858	319,524
S&P SmallCap 600® Pure Growth Fund	949,406	977,272
S&P SmallCap 600® Pure Value Fund	450,965	465,008
Technology Fund	3,098,896	3,200,130
Telecommunications Fund	242,203	249,576
Transportation Fund	1,694,520	1,730,024

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds have securities lending arrangements to evaluate potential risks.

6. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Transactions during the period ended June 30, 2017, in which the portfolio company is an “affiliated person,” were as follows:

Affiliated issuers by Fund	Value 03/31/17	Additions	Reductions	Value 06/30/17	Shares 06/30/17	Investment Income
Dow Jones Industrial Average® Fund
Guggenheim Strategy Fund II	$5,558,437	$–	$–	$5,560,661	222,337	$31,667
Guggenheim Strategy Fund I	5,547,747	–	–	5,552,176	221,467	24,355
	$11,106,184	$–	$–	$11,112,837		$56,022

Europe 1.25x Strategy Fund
Guggenheim Strategy Fund II	$903,646	$850,000	$–	$1,754,347	70,146	$8,614
Guggenheim Strategy Fund I	732,497	1,050,000	–	1,783,921	71,158	6,588
	$1,636,143	$1,900,000	$–	$3,538,268		$15,202
Event Driven and Distressed Strategies Fund
Guggenheim Strategy Fund II	$4,043,826	$67,635	$–	$4,118,569	164,677	$23,143
Guggenheim Strategy Fund I	4,010,513	73,102	–	4,081,374	162,799	17,683
	$8,054,339	$140,737	$–	$8,199,943		$40,826

Government Long Bond 1.2x Strategy Fund
Guggenheim Strategy Fund II	$5,467,852	$–	$100,000	$5,370,039	214,716	$31,092
Guggenheim Strategy Fund I	5,157,351	–	1,000,000	4,161,070	165,978	22,152
	$10,625,203	$–	$1,100,000	$9,531,109		$53,244

High Yield Strategy Fund
Guggenheim Strategy Fund I	$12,493,038	$400,000	$–	$12,903,332	514,692	$56,377
Guggenheim Strategy Fund II	12,008,695	500,000	–	12,513,699	500,348	70,941
Guggenheim Strategy Fund III	6,544,723	500,000	–	7,044,523	281,668	48,955
	$31,046,456	1,400,000	$–	$32,461,554		$176,273

Inverse Government Long Bond Strategy Fund
Guggenheim Strategy Fund I	$12,116,192	$–	$–	$12,125,866	483,680	$53,190
Guggenheim Strategy Fund II	10,605,112	–	–	10,609,354	424,204	60,418
	$22,721,304	$–	$–	$22,735,220		$113,608

Inverse High Yield Strategy Fund
Guggenheim Strategy Fund I	$1,272,956	$–	$100,000	$1,173,913	46,825	$5,374
Guggenheim Strategy Fund II	1,270,223	–	100,000	1,170,691	46,809	6,969
	$2,543,179	$–	$200,000	$2,344,604		$12,343

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Affiliated issuers by Fund	Value 03/31/17	Additions	Reductions	Value 06/30/17	Shares 06/30/17	Investment Income
Inverse Mid-Cap Strategy Fund
Guggenheim Strategy Fund I	$136,272	$–	$–	$136,381	5,440	$598
Guggenheim Strategy Fund II	136,140	–	–	136,194	5,446	776
	$272,412	$–	$–	$272,575		$1,374

Inverse NASDAQ-100® Strategy Fund
Guggenheim Strategy Fund II	$2,624,943	$–	$–	$2,625,994	104,998	$14,954
Guggenheim Strategy Fund I	2,620,638	–	–	2,622,730	104,616	11,505
	$5,245,581	$–	$–	$5,248,724		$26,459

Inverse Russell 2000® Strategy Fund
Guggenheim Strategy Fund I	$610,653	$–	$–	$611,141	24,377	$2,681
Guggenheim Strategy Fund II	605,492	–	–	605,734	24,220	3,450
	$1,216,145	$–	$–	$1,216,875		$6,131

Inverse S&P 500® Strategy Fund
Guggenheim Strategy Fund II	$7,769,577	$–	$–	$7,772,685	$310,783	$44,263
Guggenheim Strategy Fund I	6,317,313	–	–	6,322,356	252,188	27,733
	$14,086,890	$–	$–	$14,095,041		$71,996

Japan 2x Strategy Fund
Guggenheim Strategy Fund II	$600,035	$–	$–	$600,275	24,001	$3,419
Guggenheim Strategy Fund I	599,382	–	–	599,860	23,927	2,631
	$1,199,417	$–	$–	$1,200,135		$6,050

Mid-Cap 1.5x Strategy Fund
Guggenheim Strategy Fund II	$10,160,083	$–	$2,350,000	$7,814,149	312,441	$56,930
Guggenheim Strategy Fund I	8,803,108	–	2,500,000	6,308,659	251,642	33,893
	$18,963,191	$–	$4,850,000	$14,122,808		$90,823

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
Guggenheim Strategy Fund I	$1,719,776	$500,000	$–	$2,221,348	88,606	$8,303
Guggenheim Strategy Fund II	1,719,595	500,000	–	2,220,483	88,784	10,665
	$3,439,371	$1,000,000	$–	$4,441,831		$18,968

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Affiliated issuers by Fund	Value 03/31/17	Additions	Reductions	Value 06/30/17	Shares 06/30/17	Investment Income
NASDAQ-100® Fund
Guggenheim Strategy Fund I	$12,527,345	$–	$–	$12,537,348	500,094	$54,995
Guggenheim Strategy Fund II	11,992,159	900,000	–	12,896,955	515,672	68,601
Guggenheim Strategy Fund III	–	6,900,000	–	6,899,400	275,866	38,822
	$24,519,504	$7,800,000	$–	$32,333,703		$162,418

Nova Fund
Guggenheim Strategy Fund I	$12,473,562	$300,000	$200,000	$12,583,681	501,942	$55,410
Guggenheim Strategy Fund II	12,060,988	400,000	–	12,465,972	498,440	70,734
Guggenheim Strategy Fund III	–	7,000,000	–	6,999,400	279,864	43,064
	$24,534,550	$7,700,000	$200,000	$32,049,053		$169,208

Russell 2000® 1.5x Strategy Fund
Guggenheim Strategy Fund II	$3,364,931	$–	$–	$3,366,275	134,597	$19,170
Guggenheim Strategy Fund I	3,064,195	–	–	3,066,642	122,323	13,452
	$6,429,126	$–	$–	$6,432,917		$32,622

Strengthening Dollar 2x Strategy Fund
Guggenheim Strategy Fund II	$1,752,355	$–	$–	$1,753,056	$70,094	$9,983
Guggenheim Strategy Fund I	600,468	–	–	600,947	23,971	2,636
	$2,352,823	$–	$–	$2,354,003		$12,619

Weakening Dollar 2x Strategy Fund
Guggenheim Strategy Fund I	$250,891	$225,000	$100,000	$376,151	15,004	$1,447
Guggenheim Strategy Fund II	250,840	225,000	100,000	375,981	15,033	1,863
	$501,731	$450,000	$200,000	$752,132		$3,310

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulate investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “morelikely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Banking Fund	$41,791,108	$-	$(586,791)	$(586,791)
Basic Materials Fund	84,248,743	4,920,067	(1,843,864)	3,076,203
Biotechnology Fund	260,143,402	112,267,378	(4,990,585)	107,276,793
Consumer Products Fund	249,146,169	77,150,033	(3,629,405)	73,520,628
Dow Jones Industrial Average® Fund	86,319,402	4,071,554	(423,949)	3,647,605
Electronics Fund	95,083,935	2,040,463	(1,958,000)	82,463
Emerging Markets 2x Strategy Fund	13,631,474	419,475	(226,688)	192,787
Emerging Markets Bond Strategy Fund	1,067,923	-	-	-
Energy Fund	33,481,339	-	(6,598,596)	(6,598,596)
Energy Services Fund	20,551,669	-	(6,411,462)	(6,411,462)
Europe 1.25x Strategy Fund	19,282,490	241,886	(128,807)	113,079
Event Driven and Distressed Strategies Fund	12,453,300	111,086	(28,911)	82,175
Financial Services Fund	34,238,838	3,791,182	(318,902)	3,472,280
Government Long Bond 1.2x Strategy Fund	84,389,999	1,179,115	(725,396)	453,719
Health Care Fund	86,014,665	2,975,799	(979,774)	1,996,025
High Yield Strategy Fund	386,772,148	274,097	(14,729)	259,368
Internet Fund	41,386,963	5,476,365	(415,306)	5,061,059
Inverse Emerging Markets 2x Strategy Fund	599,807	-	-	-
Inverse Government Long Bond Strategy Fund	199,693,234	-	(1,790,866)	(1,790,866)
Inverse High Yield Strategy Fund	3,052,981	21,346	-	21,346
Inverse Mid-Cap Strategy Fund	409,290	2,197	-	2,197
Inverse NASDAQ-100® Strategy Fund	10,832,695	34,521	-	34,521
Inverse Russell 2000® Strategy Fund	11,665,185	13,691	-	13,691
Inverse S&P 500® Strategy Fund	81,991,839	115,785	(28,941)	86,844
Japan 2x Strategy Fund	3,471,507	4,036	-	4,036
Leisure Fund	46,308,576	4,015,636	(948,044)	3,067,592
Long Short Equity Fund	32,159,967	1,300,978	(559,529)	741,449
Mid-Cap 1.5x Strategy Fund	21,188,188	364,856	(80,276)	284,580
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	41,088,731	933,986	(1,018,470)	(84,484)
NASDAQ-100® Fund	769,096,281	295,965,560	(6,536,726)	289,428,834
Nova Fund	379,904,305	1,350,908	(6,340,189)	(4,989,281)
Precious Metals Fund	78,960,874	-	(18,564,560)	(18,564,560)
Real Estate Fund	57,059,105	484,605	(903,515)	(418,910)
Retailing Fund	15,516,761	-	(1,458,616)	(1,458,616)
Russell 2000® 1.5x Strategy Fund	9,109,682	241,841	(30,818)	211,023
Russell 2000® Fund	37,207,784	2,167,203	(1,700,058)	467,145
S&P 500® Fund	216,183,800	14,497,848	(2,844,844)	11,653,004
S&P 500® Pure Growth Fund	115,096,053	15,149,013	(1,739,680)	13,409,333
S&P 500® Pure Value Fund	83,727,469	7,163,595	(1,787,319)	5,376,276
S&P MidCap 400® Pure Growth Fund	86,803,235	12,974,698	(3,443,387)	9,531,311
S&P MidCap 400® Pure Value Fund	12,866,827	1,043,193	(467,190)	576,003
S&P SmallCap 600® Pure Growth Fund	14,094,327	1,657,218	(223,784)	1,433,434
S&P SmallCap 600® Pure Value Fund	11,077,324	-	(1,179,795)	(1,179,795)
Strengthening Dollar 2x Strategy Fund	10,806,279	17,293	-	17,293
Technology Fund	83,739,143	8,560,304	(514,017)	8,046,287
Telecommunications Fund	5,005,311	256,268	(94,029)	162,239
Transportation Fund	28,414,385	3,413,398	(36,682)	3,376,716
U.S. Government Money Market Fund	526,487,464	860	(860)	-
Utilities Fund	87,195,459	1,178,531	(1,257,342)	(78,811)
Weakening Dollar 2x Strategy Fund	6,323,159	5,478	-	5,478

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, Vice President

Date	August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, Vice President

Date	August 29, 2017

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	August 29, 2017

*	Print the name and title of each signing officer under his or her signature.